UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6440

Fidelity Aberdeen Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2005

Item 1. Reports to Stockholders

Fidelity Advisor Freedom Funds®-

Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040 - Class A, Class T, Class B and Class C

Annual Report

March 31, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the funds have done over time.
Managements' Discussion	<Click Here>	The managers' review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Advisor Freedom Income	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Freedom 2005	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Freedom 2010	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Freedom 2015	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Freedom 2020	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Freedom 2025	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Freedom 2030	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Freedom 2035	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Freedom 2040	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Freedom Income Fund® - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and each class's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2005	Past 1 year	Life of fund A
Class A	0.99%	3.50%
Class A (incl. 5.75% sales charge)	-4.82%	-0.07%
Class T	0.79%	3.29%
Class T (incl. 3.50% sales charge)	-2.74%	1.13%
Class B	0.23%	2.75%
Class B (incl. contingent deferred sales charge) B	-4.73%	0.40%
Class C	0.24%	2.73%
Class C (incl. contingent deferred sales charge) C	-0.75%	2.73%

A From July 24, 2003.

B Class B shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 5% and 4%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom Income - Class T on July 24, 2003, when the fund started, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Advisor Freedom 2005 Fund ® - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and each class's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2005	Past 1 year	Life of fund A
Class A	2.38%	5.67%
Class A (incl. 5.75% sales charge)	-3.50%	1.30%
Class T	2.17%	5.41%
Class T (incl. 3.50% sales charge)	-1.41%	2.76%
Class B	1.64%	4.91%
Class B (incl. contingent deferred sales charge) B	-3.36%	2.09%
Class C	1.74%	4.98%
Class C (incl. contingent deferred sales charge) C	0.74%	4.98%

A From November 6, 2003.

B Class B shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 5% and 4%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2005 - Class T on November 6, 2003, when the fund started, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Advisor Freedom 2010 Fund ® - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and each class's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2005	Past 1 year	Life of fund A
Class A	2.48%	7.31%
Class A (incl. 5.75% sales charge)	-3.41%	3.61%
Class T	2.18%	7.01%
Class T (incl. 3.50% sales charge)	-1.40%	4.77%
Class B	1.72%	6.49%
Class B (incl. contingent deferred sales charge) B	-3.28%	4.20%
Class C	1.72%	6.49%
Class C (incl. contingent deferred sales charge) C	0.72%	6.49%

A From July 24, 2003.

B Class B shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 5% and 4%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2010 - Class T on July 31, 2003, shortly after the fund started, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index and the Lehman Brothers Aggregate Bond Index(dagger) performed over the same period.

* Going forward the Fidelity Advisor Freedom 2010 Fund will use the Lehman Brothers Aggregate Bond Index, rather than the S&P 500 Index, as its
SEC benchmark. The Lehman Brothers Aggregate Bond Index more closely represents the fund's investment strategy as fixed-income and short-term funds currently represent the majority of the fund's assets.

Annual Report

Fidelity Advisor Freedom 2015 Fund® - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and each class's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2005	Past 1 year	Life of fund A
Class A	3.22%	6.87%
Class A (incl. 5.75% sales charge)	-2.71%	2.44%
Class T	3.01%	6.68%
Class T (incl. 3.50% sales charge)	-0.59%	4.00%
Class B	2.49%	6.21%
Class B (incl. contingent deferred sales charge) B	-2.51%	3.41%
Class C	2.47%	6.16%
Class C (incl. contingent deferred sales charge) C	1.47%	6.16%

A From November 6, 2003.

B Class B shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 5% and 4%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2015 - Class T on November 6, 2003, when the fund started, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500 Index performed over the same period.

Annual Report

Fidelity Advisor Freedom 2020 Fund® - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and each class's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2005	Past 1 year	Life of fund A
Class A	3.75%	10.33%
Class A (incl. 5.75% sales charge)	-2.21%	6.53%
Class T	3.46%	10.12%
Class T (incl. 3.50% sales charge)	-0.16%	7.82%
Class B	2.93%	9.58%
Class B (incl. contingent deferred sales charge) B	-2.07%	7.34%
Class C	3.02%	9.61%
Class C (incl. contingent deferred sales charge) C	2.02%	9.61%

A From July 24, 2003.

B Class B shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 5% and 4%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2020 - Class T on July 24, 2003, when the fund started, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500 Index performed over the same period.

Annual Report

Fidelity Advisor Freedom 2025 Fund® - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and each class's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2005	Past 1 year	Life of fund A
Class A	3.96%	8.13%
Class A (incl. 5.75% sales charge)	-2.02%	3.65%
Class T	3.75%	8.13%
Class T (incl. 3.50% sales charge)	0.12%	5.41%
Class B	3.29%	7.39%
Class B (incl. contingent deferred sales charge) B	-1.71%	4.59%
Class C	3.19%	7.34%
Class C (incl. contingent deferred sales charge) C	2.19%	7.34%

A From November 6, 2003.

B Class B shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 5% and 4%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2025 - Class T on November 6, 2003, when the fund started, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500 Index performed over the same period.

Annual Report

Fidelity Advisor Freedom 2030 Fund® - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and each class's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2005	Past 1 year	Life of fund A
Class A	4.19%	11.70%
Class A (incl. 5.75% sales charge)	-1.80%	7.85%
Class T	3.91%	11.43%
Class T (incl. 3.50% sales charge)	0.27%	9.10%
Class B	3.41%	10.88%
Class B (incl. contingent deferred sales charge) B	-1.59%	8.66%
Class C	3.41%	10.88%
Class C (incl. contingent deferred sales charge)C	2.41%	10.88%

A From July 24, 2003.

B Class B shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 5% and 4%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2030 - Class T on July 24, 2003, when the fund started, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500 Index performed over the same period.

Annual Report

Fidelity Advisor Freedom 2035 Fund® - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and each class's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2005	Past 1 year	Life of fund A
Class A	4.76%	9.14%
Class A (incl. 5.75% sales charge)	-1.26%	4.62%
Class T	4.37%	8.74%
Class T (incl. 3.50% sales charge)	0.72%	6.00%
Class B	3.88%	8.19%
Class B (incl. contingent deferred sales charge) B	-1.12%	5.40%
Class C	3.87%	8.25%
Class C (incl. contingent deferred sales charge)C	2.87%	8.25%

A From November 6, 2003.

B Class B shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 5% and 4%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2035 - Class T on November 6, 2003, when the fund started, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500 Index performed over the same period.

Annual Report

Fidelity Advisor Freedom 2040 Fund® - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and each class's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2005	Past 1 year	Life of fund A
Class A	4.87%	12.99%
Class A (incl. 5.75% sales charge)	-1.16%	9.09%
Class T	4.57%	12.65%
Class T (incl. 3.50% sales charge)	0.91%	10.30%
Class B	4.04%	12.11%
Class B (incl. contingent deferred sales charge) B	-0.96%	9.91%
Class C	4.04%	12.09%
Class C (incl. contingent deferred sales charge) C	3.04%	12.09%

A From July 24, 2003.

B Class B shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 5% and 4%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2040 - Class T on July 24, 2003, when the fund started, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500 Index performed over the same period.

Annual Report

Managements' Discussion of Fund Performance

Comments from Ren Cheng and Jonathan Shelon, Co-Portfolio Managers of Fidelity Advisor Freedom Funds®

Major U.S. equity benchmarks posted modest gains for the 12 months ending March 31, 2005. Stocks soared in the final quarter of 2004 in response to falling oil prices, a clear-cut conclusion to the presidential election, and positive economic and employment reports. The late-year surge accounted for nearly all of the 2004 calendar year's positive return. But the markets reversed course in the first quarter of 2005, as oil prices hit a record high of $57 per barrel and gasoline prices surged. Inflation concerns also took a toll, and the Federal Reserve Board hiked short-term interest rates seven times during the period. Despite the turmoil, most bellwether measures of U.S. equity market performance finished the period in the black. The broad-based Dow Jones Wilshire 5000 Composite IndexSM gained 7.19%. By comparison, overseas equity markets fared much better, helped in part by the U.S. dollar's weakness versus major foreign currencies for most of the year. The Morgan Stanley Capital InternationalSM Europe, Australasia, Far East (MSCI® EAFE®) Index, a proxy for the performance of overseas markets, rose 15.22%. Turning to fixed-income results, investment-grade bonds had only slightly positive returns for the year overall, tempered by rising interest rates and inflation concerns. The Lehman Brothers® Aggregate Bond Index returned 1.15%. High-yield bonds were the best-performing debt category, as evidenced by the 6.94% increase in the Merrill Lynch® U.S. High Yield Master II Index, bolstered by improving issuer fundamentals and very low default rates.

The Advisor Freedom Funds generally performed in line with our expectations during the year ending March 31, 2005, delivering a range of absolute returns appropriate for a series of portfolios with different asset allocations. (For specific performance results, please refer to the portfolio performance section of the Shareholder Update.) On a relative basis, the Advisor Freedom Funds trailed their respective benchmarks, due mainly to the Funds not participating in the strength of the domestic and international equity markets at the smaller end of the capitalization spectrum. More specifically, the Funds' underlying large-cap, growth-oriented funds, such as Fidelity® Advisor Large Cap Fund and Fidelity Advisor Equity Growth Fund, underperformed the Wilshire 5000 index. Within fixed income, Fidelity Advisor Intermediate Bond Fund was a notable laggard, while Fidelity Advisor High Income Advantage Fund was a strong outperformer in the high-yield category. In international equities, despite the tail wind of a strong European market and a weak U.S. dollar, our underlying international funds were poor relative performers during the period.

The views expressed in this statement reflect those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2004 to March 31, 2005).

Actual Expenses

The first line of the table below for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each fund, as a shareholder in underlying Fidelity funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity funds. These fees and expenses are not included in each fund's annualized expense ratio used to calculate the expense estimates in the table below. If they were, the estimate of expense you paid during the period would be higher, and your ending account value lower.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each fund, as a shareholder in underlying Fidelity funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity funds. These fees and expenses are not included in each fund's annualized expense ratio used to calculate the expense estimates in the table below. If they were, the estimate of expense you paid during the period would be higher, and your ending account value lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2004	Ending Account Value March 31, 2005	Expenses Paid During Period* October 1, 2004 to March 31, 2005
Advisor Freedom Income
Class A
Actual	$ 1,000.00	$ 1,013.70	$ 1.66**
HypotheticalA	$ 1,000.00	$ 1,023.29	$ 1.66**
Class T
Actual	$ 1,000.00	$ 1,013.10	$ 2.91**
HypotheticalA	$ 1,000.00	$ 1,022.04	$ 2.92**
Class B
Actual	$ 1,000.00	$ 1,011.20	$ 5.42**
HypotheticalA	$ 1,000.00	$ 1,019.55	$ 5.44**
Class C
Actual	$ 1,000.00	$ 1,010.20	$ 5.41**
HypotheticalA	$ 1,000.00	$ 1,019.55	$ 5.44**
Institutional Class
Actual	$ 1,000.00	$ 1,015.60	$ .40**
HypotheticalA	$ 1,000.00	$ 1,024.53	$ .40**
Advisor Freedom 2005
Class A
Actual	$ 1,000.00	$ 1,035.50	$ 1.67**
HypotheticalA	$ 1,000.00	$ 1,023.29	$ 1.66**
Class T
Actual	$ 1,000.00	$ 1,034.70	$ 2.94**
HypotheticalA	$ 1,000.00	$ 1,022.04	$ 2.92**
Class B
Actual	$ 1,000.00	$ 1,031.90	$ 5.47**
HypotheticalA	$ 1,000.00	$ 1,019.55	$ 5.44**
	Beginning Account Value October 1, 2004	Ending Account Value March 31, 2005	Expenses Paid During Period* October 1, 2004 to March 31, 2005
Class C
Actual	$ 1,000.00	$ 1,032.80	$ 5.47**
HypotheticalA	$ 1,000.00	$ 1,019.55	$ 5.44**
Institutional Class
Actual	$ 1,000.00	$ 1,037.40	$ .41**
HypotheticalA	$ 1,000.00	$ 1,024.53	$ .40**
Advisor Freedom 2010
Class A
Actual	$ 1,000.00	$ 1,037.00	$ 1.68**
HypotheticalA	$ 1,000.00	$ 1,023.29	$ 1.66**
Class T
Actual	$ 1,000.00	$ 1,035.20	$ 2.94**
HypotheticalA	$ 1,000.00	$ 1,022.04	$ 2.92**
Class B
Actual	$ 1,000.00	$ 1,032.60	$ 5.47**
HypotheticalA	$ 1,000.00	$ 1,019.55	$ 5.44**
Class C
Actual	$ 1,000.00	$ 1,032.60	$ 5.47**
HypotheticalA	$ 1,000.00	$ 1,019.55	$ 5.44**
Institutional Class
Actual	$ 1,000.00	$ 1,037.80	$ .41**
HypotheticalA	$ 1,000.00	$ 1,024.53	$ .40**
Advisor Freedom 2015
Class A
Actual	$ 1,000.00	$ 1,048.90	$ 1.69**
HypotheticalA	$ 1,000.00	$ 1,023.29	$ 1.66**
Class T
Actual	$ 1,000.00	$ 1,048.00	$ 2.96**
HypotheticalA	$ 1,000.00	$ 1,022.04	$ 2.92**
Class B
Actual	$ 1,000.00	$ 1,045.30	$ 5.51**
HypotheticalA	$ 1,000.00	$ 1,019.55	$ 5.44**
Class C
Actual	$ 1,000.00	$ 1,045.30	$ 5.51**
HypotheticalA	$ 1,000.00	$ 1,019.55	$ 5.44**
Institutional Class
Actual	$ 1,000.00	$ 1,050.60	$ .41**
HypotheticalA	$ 1,000.00	$ 1,024.53	$ .40**
Advisor Freedom 2020
Class A
Actual	$ 1,000.00	$ 1,056.70	$ 1.69**
HypotheticalA	$ 1,000.00	$ 1,023.29	$ 1.66**
Class T
Actual	$ 1,000.00	$ 1,055.90	$ 2.97**
HypotheticalA	$ 1,000.00	$ 1,022.04	$ 2.92**
Class B
Actual	$ 1,000.00	$ 1,053.40	$ 5.53**
HypotheticalA	$ 1,000.00	$ 1,019.55	$ 5.44**
Class C
Actual	$ 1,000.00	$ 1,053.40	$ 5.53**
HypotheticalA	$ 1,000.00	$ 1,019.55	$ 5.44**
Institutional Class
Actual	$ 1,000.00	$ 1,058.30	$ .41**
HypotheticalA	$ 1,000.00	$ 1,024.53	$ .40**
Advisor Freedom 2025
Class A
Actual	$ 1,000.00	$ 1,062.60	$ 1.70**
HypotheticalA	$ 1,000.00	$ 1,023.29	$ 1.66**
	Beginning Account Value October 1, 2004	Ending Account Value March 31, 2005	Expenses Paid During Period* October 1, 2004 to March 31, 2005
Class T
Actual	$ 1,000.00	$ 1,061.50	$ 2.98**
HypotheticalA	$ 1,000.00	$ 1,022.04	$ 2.92**
Class B
Actual	$ 1,000.00	$ 1,058.60	$ 5.54**
HypotheticalA	$ 1,000.00	$ 1,019.55	$ 5.44**
Class C
Actual	$ 1,000.00	$ 1,058.60	$ 5.54**
HypotheticalA	$ 1,000.00	$ 1,019.55	$ 5.44**
Institutional Class
Actual	$ 1,000.00	$ 1,063.30	$ .41**
HypotheticalA	$ 1,000.00	$ 1,024.53	$ .40**
Advisor Freedom 2030
Class A
Actual	$ 1,000.00	$ 1,065.70	$ 1.70**
HypotheticalA	$ 1,000.00	$ 1,023.29	$ 1.66**
Class T
Actual	$ 1,000.00	$ 1,065.00	$ 2.99**
HypotheticalA	$ 1,000.00	$ 1,022.04	$ 2.92**
Class B
Actual	$ 1,000.00	$ 1,061.70	$ 5.55**
HypotheticalA	$ 1,000.00	$ 1,019.55	$ 5.44**
Class C
Actual	$ 1,000.00	$ 1,061.70	$ 5.55**
HypotheticalA	$ 1,000.00	$ 1,019.55	$ 5.44**
Institutional Class
Actual	$ 1,000.00	$ 1,067.40	$ .41**
HypotheticalA	$ 1,000.00	$ 1,024.53	$ .40**
Advisor Freedom 2035
Class A
Actual	$ 1,000.00	$ 1,072.00	$ 1.70**
HypotheticalA	$ 1,000.00	$ 1,023.29	$ 1.66**
Class T
Actual	$ 1,000.00	$ 1,070.30	$ 2.99**
HypotheticalA	$ 1,000.00	$ 1,022.04	$ 2.92**
Class B
Actual	$ 1,000.00	$ 1,067.70	$ 5.57**
HypotheticalA	$ 1,000.00	$ 1,019.55	$ 5.44**
Class C
Actual	$ 1,000.00	$ 1,067.60	$ 5.57**
HypotheticalA	$ 1,000.00	$ 1,019.55	$ 5.44**
Institutional Class
Actual	$ 1,000.00	$ 1,072.80	$ .41**
HypotheticalA	$ 1,000.00	$ 1,024.53	$ .40**
Advisor Freedom 2040
Class A
Actual	$ 1,000.00	$ 1,074.70	$ 1.71**
HypotheticalA	$ 1,000.00	$ 1,023.29	$ 1.66**
Class T
Actual	$ 1,000.00	$ 1,073.20	$ 3.00**
HypotheticalA	$ 1,000.00	$ 1,022.04	$ 2.92**
Class B
Actual	$ 1,000.00	$ 1,070.00	$ 5.57**
HypotheticalA	$ 1,000.00	$ 1,019.55	$ 5.44**
	Beginning Account Value October 1, 2004	Ending Account Value March 31, 2005	Expenses Paid During Period* October 1, 2004 to March 31, 2005
Class C
Actual	$ 1,000.00	$ 1,070.90	$ 5.58**
HypotheticalA	$ 1,000.00	$ 1,019.55	$ 5.44**
Institutional Class
Actual	$ 1,000.00	$ 1,075.50	$ .41**
HypotheticalA	$ 1,000.00	$ 1,024.53	$ .40**

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity funds in which the fund invests are not included in the fund's annualized expense ratio.

Annualized Expense Ratio
Advisor Freedom Income
Class A	.33%**
Class T	.58%**
Class B	1.08%**
Class C	1.08%**
Institutional Class	.08%**
Advisor Freedom 2005
Class A	.33%**
Class T	.58%**
Class B	1.08%**
Class C	1.08%**
Institutional Class	.08%**
Advisor Freedom 2010
Class A	.33%**
Class T	.58%**
Class B	1.08%**
Class C	1.08%**
Institutional Class	.08%**
Advisor Freedom 2015
Class A	.33%**
Class T	.58%**
Class B	1.08%**
Class C	1.08%**
Institutional Class	.08%**
Advisor Freedom 2020
Class A	.33%**
Class T	.58%**
Class B	1.08%**
Class C	1.08%**
Institutional Class	.08%**
Advisor Freedom 2025
Class A	.33%**
Class T	.58%**
Class B	1.08%**
Class C	1.08%**
Institutional Class	.08%**
Advisor Freedom 2030
Class A	.33%**
Class T	.58%**
Class B	1.08%**
Class C	1.08%**
Institutional Class	.08%**
Annualized Expense Ratio
Advisor Freedom 2035
Class A	.33%**
Class T	.58%**
Class B	1.08%**
Class C	1.08%**
Institutional Class	.08%**
Advisor Freedom 2040
Class A	.33%**
Class T	.58%**
Class B	1.08%**
Class C	1.08%**
Institutional Class	.08%**

** As of May 1, 2005, Strategic Advisers agreed to waive the .10% management fee. On May 19, 2005, the Board of Trustees approved amendments to the management contracts. Under the amended contracts, the Funds no longer pay management fees. If this had been in effect during the period, the annualized expense ratio and expenses paid in the actual and hypothetical examples above (not including the fees and expenses of the underlying funds) would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Advisor Freedom Income
Class A	.25%
Actual		$ 1.26
HypotheticalA		$ 1.26
Class T	.50%
Actual		$ 2.51
HypotheticalA		$ 2.52
Class B	1.00%
Actual		$ 5.02
HypotheticalA		$ 5.04
Class C	1.00%
Actual		$ 5.01
HypotheticalA		$ 5.04
Institutional Class	.00%
Actual		$ .00
HypotheticalA		$ .00
Advisor Freedom 2005
Class A	.25%
Actual		$ 1.27
HypotheticalA		$ 1.26
Class T	.50%
Actual		$ 2.54
HypotheticalA		$ 2.52
Class B	1.00%
Actual		$ 5.07
HypotheticalA		$ 5.04
Class C	1.00%
Actual		$ 5.07
HypotheticalA		$ 5.04
Institutional Class	.00%
Actual		$ .00
HypotheticalA		$ .00
Advisor Freedom 2010
Class A	.25%
Actual		$ 1.27
HypotheticalA		$ 1.26
	Annualized Expense Ratio	Expenses Paid
Class T	.50%
Actual		$ 2.54
HypotheticalA		$ 2.52
Class B	1.00%
Actual		$ 5.07
HypotheticalA		$ 5.04
Class C	1.00%
Actual		$ 5.07
HypotheticalA		$ 5.04
Institutional Class	.00%
Actual		$ .00
HypotheticalA		$ .00
Advisor Freedom 2015
Class A	.25%
Actual		$ 1.28
HypotheticalA		$ 1.26
Class T	.50%
Actual		$ 2.55
HypotheticalA		$ 2.52
Class B	1.00%
Actual		$ 5.10
HypotheticalA		$ 5.04
Class C	1.00%
Actual		$ 5.10
HypotheticalA		$ 5.04
Institutional Class	.00%
Actual		$ .00
HypotheticalA		$ .00
Advisor Freedom 2020
Class A	.25%
Actual		$ 1.28
HypotheticalA		$ 1.26
Class T	.50%
Actual		$ 2.56
HypotheticalA		$ 2.52
Class B	1.00%
Actual		$ 5.12
HypotheticalA		$ 5.04
Class C	1.00%
Actual		$ 5.12
HypotheticalA		$ 5.04
Institutional Class	.00%
Actual		$ .00
HypotheticalA		$ .00
Advisor Freedom 2025
Class A	.25%
Actual		$ 1.29
HypotheticalA		$ 1.26
Class T	.50%
Actual		$ 2.57
HypotheticalA		$ 2.52
Class B	1.00%
Actual		$ 5.13
HypotheticalA		$ 5.04
Class C	1.00%
Actual		$ 5.13
HypotheticalA		$ 5.04
Institutional Class	.00%
Actual		$ .00
HypotheticalA		$ .00
	Annualized Expense Ratio	Expenses Paid
Advisor Freedom 2030
Class A	.25%
Actual		$ 1.29
HypotheticalA		$ 1.26
Class T	.50%
Actual		$ 2.57
HypotheticalA		$ 2.52
Class B	1.00%
Actual		$ 5.14
HypotheticalA		$ 5.04
Class C	1.00%
Actual		$ 5.14
HypotheticalA		$ 5.04
Institutional Class	.00%
Actual		$ .00
HypotheticalA		$ .00
Advisor Freedom 2035
Class A	.25%
Actual		$ 1.29
HypotheticalA		$ 1.26
Class T	.50%
Actual		$ 2.58
HypotheticalA		$ 2.52
Class B	1.00%
Actual		$ 5.16
HypotheticalA		$ 5.04
Class C	1.00%
Actual		$ 5.16
HypotheticalA		$ 5.04
Institutional Class	.00%
Actual		$ .00
HypotheticalA		$ .00
Advisor Freedom 2040
Class A	.25%
Actual		$ 1.29
HypotheticalA		$ 1.26
Class T	.50%
Actual		$ 2.58
HypotheticalA		$ 2.52
Class B	1.00%
Actual		$ 5.16
HypotheticalA		$ 5.04
Class C	1.00%
Actual		$ 5.16
HypotheticalA		$ 5.04
Institutional Class	.00%
Actual		$ .00
HypotheticalA		$ .00

A 5% return per year before expenses

Annual Report

Fidelity Advisor Freedom Income Fund

Investment Changes

Fund Holdings as of March 31, 2005
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Dividend Growth Fund Institutional Class	3.9	3.8
Fidelity Advisor Equity Growth Fund Institutional Class	1.9	1.9
Fidelity Advisor Equity Income Fund Institutional Class	4.3	4.1
Fidelity Advisor Growth & Income Fund Institutional Class	4.0	3.9
Fidelity Advisor Large Cap Fund Institutional Class	3.9	3.8
Fidelity Advisor Mid-Cap Fund Institutional Class	1.3	1.2
Fidelity Advisor Small Cap Fund Institutional Class	1.4	1.3
	20.7	20.0
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Investment Fund Institutional Class	20.0	20.2
Fidelity Advisor Intermediate Bond Fund Institutional Class	19.9	20.2
	39.9	40.4
Short-Term Funds
Fidelity Advisor Short-Fixed Income Fund Institutional Class	15.7	15.9
Fidelity Cash Reserves Fund	23.7	23.7
	39.4	39.6
	100.0	100.0
Asset Allocation (% of fund's investments)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2004. On or about June 1, 2005, the Fixed-Income funds allocation will begin to include high yield funds. The current allocation is based on the fund's holdings as of March 31, 2005. The expected allocation represents the fund's anticipated target asset allocation at September 30, 2005.

Annual Report

Fidelity Advisor Freedom Income Fund

Investments March 31, 2005

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 20.7%
	Shares	Value (Note 1)
Domestic Equity Funds - 20.7%
Fidelity Advisor Dividend Growth Fund Institutional Class	200,578	$ 2,282,574
Fidelity Advisor Equity Growth Fund Institutional Class	24,674	1,138,448
Fidelity Advisor Equity Income Fund Institutional Class	87,626	2,487,716
Fidelity Advisor Growth & Income Fund Institutional Class	140,914	2,320,849
Fidelity Advisor Large Cap Fund Institutional Class	155,353	2,302,333
Fidelity Advisor Mid-Cap Fund Institutional Class	31,130	754,274
Fidelity Advisor Small Cap Fund Institutional Class	32,289	791,401
TOTAL EQUITY FUNDS (Cost $11,479,871)		12,077,595
Fixed-Income Funds - 39.9%

Investment Grade Fixed-Income Funds - 39.9%
Fidelity Advisor Government Investment Fund Institutional Class	1,174,937	11,667,121
Fidelity Advisor Intermediate Bond Fund Institutional Class	1,058,137	11,607,759
TOTAL FIXED-INCOME FUNDS (Cost $23,662,804)		23,274,880
Short-Term Funds - 39.4%

Fidelity Cash Reserves Fund	13,809,418	13,809,418
Fidelity Advisor Short-Fixed Income Fund Institutional Class	973,383	9,198,470
TOTAL SHORT-TERM FUNDS (Cost $23,112,895)		23,007,888
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $58,255,570)		$ 58,360,363

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom Income Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2005

Assets
Investment in securities, at value (cost $58,255,570) - See accompanying schedule		$ 58,360,363
Cash		14,042
Receivable for investments sold		153,397
Receivable for fund shares sold		28,267
Receivable from investment adviser for expense reductions		634
Total assets		58,556,703

Liabilities
Payable for investments purchased	$ 164
Payable for fund shares redeemed	212,314
Accrued management fee	4,841
Distribution fees payable	29,474
Total liabilities		246,793

Net Assets		$ 58,309,910
Net Assets consist of:
Paid in capital		$ 57,987,724
Undistributed net investment income		86,109
Accumulated undistributed net realized gain (loss) on investments		131,284
Net unrealized appreciation (depreciation) on investments		104,793
Net Assets		$ 58,309,910
Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($10,120,151 ÷ 982,219 shares)		$ 10.30

Maximum offering price per share (100/94.25 of $10.30)		$ 10.93

Class T: Net Asset Value and redemption price per share ($29,012,941 ÷ 2,817,197 shares)		$ 10.30

Maximum offering price per share (100/96.50 of $10.30)		$ 10.67

Class B: Net Asset Value and offering price per share ($4,454,390 ÷ 432,999 shares)A		$ 10.29

Class C: Net Asset Value and offering price per share ($14,096,658 ÷ 1,370,793 shares)A		$ 10.28

Institutional Class: Net Asset Value, offering price and redemption price per share ($625,770 ÷ 60,671 shares)		$ 10.31

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2005
Investment Income
Income distributions from underlying funds		$ 1,072,976

Expenses
Management fee	$ 46,677
Distribution fees	296,813
Independent trustees' compensation	237
Total expenses before reductions	343,727
Expense reductions	(9,808)	333,919
Net investment income (loss)		739,057
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(76,944)
Capital gain distributions from underlying funds	258,599	181,655
Change in net unrealized appreciation (depreciation) on underlying funds		(460,298)
Net gain (loss)		(278,643)
Net increase (decrease) in net assets resulting from operations		$ 460,414

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2005	July 24, 2003 (commencement of operations) to March 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 739,057	$ 153,905
Net realized gain (loss)	181,655	38,625
Change in net unrealized appreciation (depreciation)	(460,298)	565,091
Net increase (decrease) in net assets resulting from operations	460,414	757,621
Distributions to shareholders from net investment income	(704,650)	(156,368)
Distributions to shareholders from net realized gain	(34,829)	-
Total distributions	(739,479)	(156,368)
Share transactions - net increase (decrease)	25,789,420	32,198,302
Total increase (decrease) in net assets	25,510,355	32,799,555

Net Assets
Beginning of period	32,799,555	-
End of period (including undistributed net investment income of $86,109 and undistributed net investment income of $1,120, respectively)	$ 58,309,910	$ 32,799,555

Financial Highlights - Class A

Years ended March 31,	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.40	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.20	.13
Net realized and unrealized gain (loss)	(.10)	.36
Total from investment operations	.10	.49
Distributions from net investment income	(.19)	(.09)
Distributions from net realized gain	(.01)	-
Total distributions	(.20)	(.09)
Net asset value, end of period	$ 10.30	$ 10.40
Total ReturnB,C,D	.99%	4.95%
Ratios to Average Net AssetsG, H
Expenses before expense reductions	.35%	.35%A
Expenses net of voluntary waivers, if any	.33%	.33%A
Expenses net of all reductions	.33%	.33%A
Net investment income (loss)	1.96%	1.81%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,120	$ 5,009
Portfolio turnover rate	18%	46%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.39	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.18	.11
Net realized and unrealized gain (loss)	(.10)	.37
Total from investment operations	.08	.48
Distributions from net investment income	(.16)	(.09)
Distributions from net realized gain	(.01)	-
Total distributions	(.17)	(.09)
Net asset value, end of period	$ 10.30	$ 10.39
Total ReturnB,C,D	.79%	4.78%
Ratios to Average Net AssetsG, H
Expenses before expense reductions	.60%	.60%A
Expenses net of voluntary waivers, if any	.58%	.58%A
Expenses net of all reductions	.58%	.58%A
Net investment income (loss)	1.71%	1.56%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,013	$ 14,535
Portfolio turnover rate	18%	46%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amounts do not include the activity of the underlying funds.

Financial Highlights - Class B

Years ended March 31,	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.38	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.12	.07
Net realized and unrealized gain (loss)	(.10)	.37
Total from investment operations	.02	.44
Distributions from net investment income	(.10)	(.06)
Distributions from net realized gain	(.01)	-
Total distributions	(.11)	(.06)
Net asset value, end of period	$ 10.29	$ 10.38
Total ReturnB,C,D	.23%	4.45%
Ratios to Average Net AssetsG, H
Expenses before expense reductions	1.10%	1.10%A
Expenses net of voluntary waivers, if any	1.08%	1.08%A
Expenses net of all reductions	1.08%	1.08%A
Net investment income (loss)	1.21%	1.06%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,454	$ 3,649
Portfolio turnover rate	18%	46%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.37	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.12	.07
Net realized and unrealized gain (loss)	(.09)	.37
Total from investment operations	.03	.44
Distributions from net investment income	(.11)	(.07)
Distributions from net realized gain	(.01)	-
Total distributions	(.12)	(.07)
Net asset value, end of period	$ 10.28	$ 10.37
Total ReturnB,C,D	.24%	4.39%
Ratios to Average Net AssetsG, H
Expenses before expense reductions	1.10%	1.10%A
Expenses net of voluntary waivers, if any	1.08%	1.08%A
Expenses net of all reductions	1.08%	1.08%A
Net investment income (loss)	1.21%	1.06%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,097	$ 9,248
Portfolio turnover rate	18%	46%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amounts do not include the activity of the underlying funds.

Financial Highlights - Institutional Class

Years ended March 31,	2005	2004E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.41	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.23	.14
Net realized and unrealized gain (loss)	(.11)	.37
Total from investment operations	.12	.51
Distributions from net investment income	(.21)	(.10)
Distributions from net realized gain	(.01)	-
Total distributions	(.22)	(.10)
Net asset value, end of period	$ 10.31	$ 10.41
Total ReturnB,C	1.21%	5.16%
Ratios to Average Net AssetsF, G
Expenses before expense reductions	.10%	.10%A
Expenses net of voluntary waivers, if any	.08%	.08%A
Expenses net of all reductions	.08%	.08%A
Net investment income (loss)	2.21%	2.05%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 626	$ 359
Portfolio turnover rate	18%	46%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period July 24, 2003 (commencement of operations) to March 31, 2004.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2005 Fund

Investment Changes

Fund Holdings as of March 31, 2005
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Dividend Growth Fund Institutional Class	7.6	7.6
Fidelity Advisor Equity Growth Fund Institutional Class	3.9	3.8
Fidelity Advisor Equity Income Fund Institutional Class	8.1	7.9
Fidelity Advisor Growth & Income Fund Institutional Class	7.8	7.7
Fidelity Advisor Large Cap Fund Institutional Class	7.7	7.6
Fidelity Advisor Mid-Cap Fund Institutional Class	2.5	2.4
Fidelity Advisor Small Cap Fund Institutional Class	2.6	2.4
	40.2	39.4
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	2.7	2.5
Fidelity Advisor Overseas Fund Institutional Class	2.7	2.5
	5.4	5.0
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	5.3	5.1
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Investment Fund Institutional Class	19.7	20.3
Fidelity Advisor Intermediate Bond Fund Institutional Class	19.6	20.2
	39.3	40.5
Short-Term Funds
Fidelity Advisor Short-Fixed Income Fund Institutional Class	3.9	4.0
Fidelity Cash Reserves Fund	5.9	6.0
	9.8	10.0
	100.0	100.0
Asset Allocation (% of fund's investments)

Six months ago

10.0% (ST)
39.4% (DE)
40.5% (IG)
5.0% (IE)
5.1% (HY)

Current

9.8% (ST)
40.2% (DE)
39.3% (IG)
5.4% (IE)
5.3% (HY)

Expected

11.9% (ST)
40.0% (DE)
38.2% (IG)
4.9% (IE)
5.0% (HY)

Equity

DE = Domestic Equity funds

IE = International Equity funds

Fixed-Income

HY = High Yield funds

IG = Investment Grade funds

Short-Term funds (ST) — formerly Money Market/Short-Term funds

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2004. The current allocation is based on the fund's holdings as of March 31, 2005. The expected allocation represents the fund's anticipated target asset allocation at September 30, 2005.

Annual Report

Fidelity Advisor Freedom 2005 Fund

Investments March 31, 2005

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 45.6%
	Shares	Value (Note 1)
Domestic Equity Funds - 40.2%
Fidelity Advisor Dividend Growth Fund Institutional Class	154,374	$ 1,756,776
Fidelity Advisor Equity Growth Fund Institutional Class	19,252	888,268
Fidelity Advisor Equity Income Fund Institutional Class	65,953	1,872,408
Fidelity Advisor Growth & Income Fund Institutional Class	109,340	1,800,823
Fidelity Advisor Large Cap Fund Institutional Class	120,106	1,779,978
Fidelity Advisor Mid-Cap Fund Institutional Class	23,556	570,754
Fidelity Advisor Small Cap Fund Institutional Class	24,120	591,182
TOTAL DOMESTIC EQUITY FUNDS		9,260,189
International Equity Funds - 5.4%
Fidelity Advisor Diversified International Fund Institutional Class	33,319	628,066
Fidelity Advisor Overseas Fund Institutional Class	34,877	607,213
TOTAL INTERNATIONAL EQUITY FUNDS		1,235,279
TOTAL EQUITY FUNDS (Cost $10,158,848)		10,495,468
Fixed-Income Funds - 44.6%

High Yield Fixed-Income Funds - 5.3%
Fidelity Advisor High Income Advantage Fund Institutional Class	128,782	1,213,127
Investment Grade Fixed-Income Funds - 39.3%
Fidelity Advisor Government Investment Fund Institutional Class	456,742	4,535,449
Fidelity Advisor Intermediate Bond Fund Institutional Class	411,534	4,514,525
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		9,049,974
TOTAL FIXED-INCOME FUNDS (Cost $10,396,981)		10,263,101
Short-Term Funds - 9.8%

Fidelity Cash Reserves Fund	1,355,509	1,355,509
Fidelity Advisor Short-Fixed Income Fund Institutional Class	95,205	899,684
TOTAL SHORT-TERM FUNDS (Cost $2,266,001)		2,255,193
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $22,821,830)		$ 23,013,762

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2005 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2005

Assets
Investment in securities, at value (cost $22,821,830) - See accompanying schedule		$ 23,013,762
Cash		4
Receivable for investments sold		169,792
Receivable for fund shares sold		15,963
Receivable from investment adviser for expense reductions		124
Total assets		23,199,645

Liabilities
Payable for investments purchased	$ 3,296
Payable for fund shares redeemed	182,391
Accrued management fee	1,946
Distribution fees payable	11,746
Total liabilities		199,379

Net Assets		$ 23,000,266
Net Assets consist of:
Paid in capital		$ 22,695,741
Undistributed net investment income		66,592
Accumulated undistributed net realized gain (loss) on investments		46,001
Net unrealized appreciation (depreciation) on investments		191,932
Net Assets		$ 23,000,266
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($5,969,905 ÷ 564,626 shares)		$ 10.57

Maximum offering price per share (100/94.25 of $10.57)		$ 11.21

Class T: Net Asset Value and redemption price per share ($7,977,337 ÷ 755,275 shares)		$ 10.56

Maximum offering price per share (100/96.50 of $10.56)		$ 10.94

Class B: Net Asset Value and offering price per share ($2,747,023 ÷ 260,862 shares)A		$ 10.53

Class C: Net Asset Value and offering price per share ($5,655,240 ÷ 537,233 shares)A		$ 10.53

Institutional Class: Net Asset Value, offering price and redemption price per share ($650,761 ÷ 61,413 shares)		$ 10.60

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2005

Investment Income
Income distributions from underlying funds		$ 371,016
Interest		3
Total income		371,019

Expenses
Management fee	$ 15,052
Distribution fees	92,337
Independent trustees' compensation	72
Total expenses before reductions	107,461
Expense reductions	(3,412)	104,049
Net investment income (loss)		266,970
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(41,764)
Capital gain distributions from underlying funds	108,525	66,761
Change in net unrealized appreciation (depreciation) on underlying funds		131,084
Net gain (loss)		197,845
Net increase (decrease) in net assets resulting from operations		$ 464,815

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2005 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2005	November 6, 2003 (commencement of operations) to March 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 266,970	$ 18,551
Net realized gain (loss)	66,761	3,417
Change in net unrealized appreciation (depreciation)	131,084	60,848
Net increase (decrease) in net assets resulting from operations	464,815	82,816
Distributions to shareholders from net investment income	(231,296)	(8,568)
Distributions to shareholders from net realized gain	(3,243)	-
Total distributions	(234,539)	(8,568)
Share transactions - net increase (decrease)	16,679,243	6,016,499
Total increase (decrease) in net assets	16,909,519	6,090,747

Net Assets
Beginning of period	6,090,747	-
End of period (including undistributed net investment income of $66,592 and undistributed net investment income of $10,206, respectively)	$ 23,000,266	$ 6,090,747

Financial Highlights - Class A

Years ended March 31,	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.49	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.22	.09
Net realized and unrealized gain (loss)	.03	.46
Total from investment operations	.25	.55
Distributions from net investment income	(.17)	(.06)
Distributions from net realized gain	-H	-
Total distributions	(.17)	(.06)
Net asset value, end of period	$ 10.57	$ 10.49
Total ReturnB,C,D	2.38%	5.52%
Ratios to Average Net AssetsG, I
Expenses before expense reductions	.35%	.35%A
Expenses net of voluntary waivers, if any	.33%	.33%A
Expenses net of all reductions	.33%	.33%A
Net investment income (loss)	2.13%	2.21%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,970	$ 1,386
Portfolio turnover rate	24%	9%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.48	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.20	.08
Net realized and unrealized gain (loss)	.03	.46
Total from investment operations	.23	.54
Distributions from net investment income	(.14)	(.06)
Distributions from net realized gain	-H	-
Total distributions	(.15)I	(.06)
Net asset value, end of period	$ 10.56	$ 10.48
Total ReturnB,C,D	2.17%	5.36%
Ratios to Average Net AssetsG, J
Expenses before expense reductions	.60%	.60%A
Expenses net of voluntary waivers, if any	.58%	.58%A
Expenses net of all reductions	.58%	.58%A
Net investment income (loss)	1.88%	1.97%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,977	$ 2,031
Portfolio turnover rate	24%	9%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.148 per share is comprised of distributions from net investment income of $.144 per share and distributions from net realized gain of $.004 per share.

J Amounts do not include the activity of the underlying funds.

Financial Highlights - Class B

Years ended March 31,	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.47	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.14	.06
Net realized and unrealized gain (loss)	.03	.46
Total from investment operations	.17	.52
Distributions from net investment income	(.11)	(.05)
Distributions from net realized gain	-H	-
Total distributions	(.11)	(.05)
Net asset value, end of period	$ 10.53	$ 10.47
Total ReturnB,C,D	1.64%	5.21%
Ratios to Average Net AssetsG, I
Expenses before expense reductions	1.10%	1.10%A
Expenses net of voluntary waivers, if any	1.08%	1.08%A
Expenses net of all reductions	1.08%	1.08%A
Net investment income (loss)	1.38%	1.47%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,747	$ 1,203
Portfolio turnover rate	24%	9%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.47	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.14	.06
Net realized and unrealized gain (loss)	.04	.46
Total from investment operations	.18	.52
Distributions from net investment income	(.12)	(.05)
Distributions from net realized gain	-H	-
Total distributions	(.12)	(.05)
Net asset value, end of period	$ 10.53	$ 10.47
Total ReturnB,C,D	1.74%	5.21%
Ratios to Average Net AssetsG, I
Expenses before expense reductions	1.10%	1.10%A
Expenses net of voluntary waivers, if any	1.08%	1.08%A
Expenses net of all reductions	1.08%	1.08%A
Net investment income (loss)	1.38%	1.47%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,655	$ 1,073
Portfolio turnover rate	24%	9%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Amounts do not include the activity of the underlying funds.

Financial Highlights - Institutional Class

Years ended March 31,	2005	2004E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.49	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.25	.10
Net realized and unrealized gain (loss)	.04	.45
Total from investment operations	.29	.55
Distributions from net investment income	(.18)	(.06)
Distributions from net realized gain	-G	-
Total distributions	(.18)	(.06)
Net asset value, end of period	$ 10.60	$ 10.49
Total ReturnB,C	2.79%	5.52%
Ratios to Average Net AssetsF, H
Expenses before expense reductions	.10%	.10%A
Expenses net of voluntary waivers, if any	.08%	.08%A
Expenses net of all reductions	.08%	.08%A
Net investment income (loss)	2.38%	2.46%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 651	$ 397
Portfolio turnover rate	24%	9%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 6, 2003 (commencement of operations) to March 31, 2004.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

H Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2010 Fund

Investment Changes

Fund Holdings as of March 31, 2005
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Dividend Growth Fund Institutional Class	7.7	7.6
Fidelity Advisor Equity Growth Fund Institutional Class	3.9	3.8
Fidelity Advisor Equity Income Fund Institutional Class	8.2	8.0
Fidelity Advisor Growth & Income Fund Institutional Class	7.8	7.8
Fidelity Advisor Large Cap Fund Institutional Class	7.8	7.6
Fidelity Advisor Mid-Cap Fund Institutional Class	2.5	2.4
Fidelity Advisor Small Cap Fund Institutional Class	2.6	2.5
	40.5	39.7
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	2.8	2.6
Fidelity Advisor Overseas Fund Institutional Class	2.7	2.5
	5.5	5.1
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	5.3	5.2
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Investment Fund Institutional Class	19.6	20.2
Fidelity Advisor Intermediate Bond Fund Institutional Class	19.6	20.1
	39.2	40.3
Short-Term Funds
Fidelity Advisor Short-Fixed Income Fund Institutional Class	3.8	3.9
Fidelity Cash Reserves Fund	5.7	5.8
	9.5	9.7
	100.0	100.0
Asset Allocation (% of fund's investments)

Six months ago

9.7% (ST)
39.7% (DE)
40.3% (IG)
5.1% (IE)
5.2% (HY)

Current

9.5% (ST)
40.5% (DE)
39.2% (IG)
5.5% (IE)
5.3% (HY)

Expected

9.3% (ST)
41.1% (DE)
39.3% (IG)
5.2% (IE)
5.1% (HY)

■ Equity

DE = Domestic Equity funds

IE = International Equity funds

▒ Fixed-Income

HY = High Yield funds

IG = Investment Grade funds

□ Short-Term funds (ST) — formerly Money Market/Short-Term funds

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2004. The current allocation is based on the fund's holdings as of March 31, 2005. The expected allocation represents the fund's anticipated target asset allocation at September 30, 2005.

Annual Report

Fidelity Advisor Freedom 2010 Fund

Investments March 31, 2005

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 46.0%
	Shares	Value (Note 1)
Domestic Equity Funds - 40.5%
Fidelity Advisor Dividend Growth Fund Institutional Class	1,546,160	$ 17,595,304
Fidelity Advisor Equity Growth Fund Institutional Class	192,296	8,872,536
Fidelity Advisor Equity Income Fund Institutional Class	664,627	18,868,759
Fidelity Advisor Growth & Income Fund Institutional Class	1,091,643	17,979,367
Fidelity Advisor Large Cap Fund Institutional Class	1,200,605	17,792,967
Fidelity Advisor Mid-Cap Fund Institutional Class	236,426	5,728,590
Fidelity Advisor Small Cap Fund Institutional Class	244,211	5,985,622
TOTAL DOMESTIC EQUITY FUNDS		92,823,145
International Equity Funds - 5.5%
Fidelity Advisor Diversified International Fund Institutional Class	338,291	6,376,787
Fidelity Advisor Overseas Fund Institutional Class	352,300	6,133,548
TOTAL INTERNATIONAL EQUITY FUNDS		12,510,335
TOTAL EQUITY FUNDS (Cost $101,456,935)		105,333,480
Fixed-Income Funds - 44.5%

High Yield Fixed-Income Funds - 5.3%
Fidelity Advisor High Income Advantage Fund Institutional Class	1,302,626	12,270,739
Investment Grade Fixed-Income Funds - 39.2%
Fidelity Advisor Government Investment Fund Institutional Class	4,529,203	44,974,982
Fidelity Advisor Intermediate Bond Fund Institutional Class	4,081,430	44,773,289
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		89,748,271
TOTAL FIXED-INCOME FUNDS (Cost $103,438,050)		102,019,010
Short-Term Funds - 9.5%

Fidelity Cash Reserves Fund	13,145,823	13,145,823
Fidelity Advisor Short-Fixed Income Fund Institutional Class	921,435	8,707,564
TOTAL SHORT-TERM FUNDS (Cost $21,958,554)		21,853,387
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $226,853,539)		$ 229,205,877

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2010 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2005

Assets
Investment in securities, at value (cost $226,853,539) - See accompanying schedule		$ 229,205,877
Cash		3,500
Receivable for investments sold		641,985
Receivable for fund shares sold		4,416,454
Receivable from investment adviser for expense reductions		1,886
Total assets		234,269,702

Liabilities
Payable for investments purchased	$ 4,085,906
Payable for fund shares redeemed	1,004,203
Accrued management fee	18,686
Distribution fees payable	98,899
Total liabilities		5,207,694

Net Assets		$ 229,062,008
Net Assets consist of:
Paid in capital		$ 225,249,095
Undistributed net investment income		718,326
Accumulated undistributed net realized gain (loss) on investments		742,249
Net unrealized appreciation (depreciation) on investments		2,352,338
Net Assets		$ 229,062,008
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($74,013,230 ÷ 6,724,565 shares)		$ 11.01

Maximum offering price per share (100/94.25 of $11.01)		$ 11.68

Class T: Net Asset Value and redemption price per share ($94,744,229 ÷ 8,634,748 shares)		$ 10.97

Maximum offering price per share (100/96.50 of $10.97)		$ 11.37

Class B: Net Asset Value and offering price per share ($27,098,137 ÷ 2,476,948 shares)A		$ 10.94

Class C: Net Asset Value and offering price per share ($27,668,398 ÷ 2,531,717 shares)A		$ 10.93

Institutional Class: Net Asset Value, offering price and redemption price per share ($5,538,014 ÷ 502,068 shares)		$ 11.03

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2005

Investment Income
Income distributions from underlying funds		$ 3,819,817
Interest		2
Total income		3,819,819

Expenses
Management fee	$ 156,388
Distribution fees	840,865
Independent trustees' compensation	768
Total expenses before reductions	998,021
Expense reductions	(34,348)	963,673
Net investment income (loss)		2,856,146
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(124,487)
Capital gain distributions from underlying funds	1,073,948	949,461
Change in net unrealized appreciation (depreciation) on underlying funds		417,464
Net gain (loss)		1,366,925
Net increase (decrease) in net assets resulting from operations		$ 4,223,071

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2010 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2005	July 24, 2003 (commencement of operations) to March 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,856,146	$ 430,765
Net realized gain (loss)	949,461	19,958
Change in net unrealized appreciation (depreciation)	417,464	1,934,874
Net increase (decrease) in net assets resulting from operations	4,223,071	2,385,597
Distributions to shareholders from net investment income	(2,579,243)	(196,312)
Distributions to shareholders from net realized gain	(20,201)	-
Total distributions	(2,599,444)	(196,312)
Share transactions - net increase (decrease)	136,717,726	88,531,370
Total increase (decrease) in net assets	138,341,353	90,720,655

Net Assets
Beginning of period	90,720,655	-
End of period (including undistributed net investment income of $718,326 and undistributed net investment income of $239,489, respectively)	$ 229,062,008	$ 90,720,655

Financial Highlights - Class A

Years ended March 31,	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.92	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.23	.16
Net realized and unrealized gain (loss)	.04	.83
Total from investment operations	.27	.99
Distributions from net investment income	(.18)	(.07)
Distributions from net realized gain	-H	-
Total distributions	(.18)	(.07)
Net asset value, end of period	$ 11.01	$ 10.92
Total ReturnB,C,D	2.48%	9.92%
Ratios to Average Net AssetsG, I
Expenses before expense reductions	.35%	.35%A
Expenses net of voluntary waivers, if any	.33%	.33%A
Expenses net of all reductions	.33%	.33%A
Net investment income (loss)	2.10%	2.14%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 74,013	$ 32,615
Portfolio turnover rate	5%	103%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.90	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.20	.14
Net realized and unrealized gain (loss)	.04	.83
Total from investment operations	.24	.97
Distributions from net investment income	(.17)	(.07)
Distributions from net realized gain	-H	-
Total distributions	(.17)	(.07)
Net asset value, end of period	$ 10.97	$ 10.90
Total ReturnB,C,D	2.18%	9.72%
Ratios to Average Net AssetsG, I
Expenses before expense reductions	.60%	.60%A
Expenses net of voluntary waivers, if any	.58%	.58%A
Expenses net of all reductions	.58%	.58%A
Net investment income (loss)	1.86%	1.89%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 94,744	$ 29,964
Portfolio turnover rate	5%	103%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Amounts do not include the activity of the underlying funds.

Financial Highlights - Class B

Years ended March 31,	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.87	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.15	.10
Net realized and unrealized gain (loss)	.04	.83
Total from investment operations	.19	.93
Distributions from net investment income	(.12)	(.06)
Distributions from net realized gain	-H	-
Total distributions	(.12)	(.06)
Net asset value, end of period	$ 10.94	$ 10.87
Total ReturnB,C,D	1.72%	9.32%
Ratios to Average Net AssetsG, I
Expenses before expense reductions	1.10%	1.10%A
Expenses net of voluntary waivers, if any	1.08%	1.08%A
Expenses net of all reductions	1.08%	1.08%A
Net investment income (loss)	1.35%	1.39%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,098	$ 14,897
Portfolio turnover rate	5%	103%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.87	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.15	.10
Net realized and unrealized gain (loss)	.04	.83
Total from investment operations	.19	.93
Distributions from net investment income	(.13)	(.06)
Distributions from net realized gain	-H	-
Total distributions	(.13)	(.06)
Net asset value, end of period	$ 10.93	$ 10.87
Total ReturnB,C,D	1.72%	9.32%
Ratios to Average Net AssetsG, I
Expenses before expense reductions	1.10%	1.10%A
Expenses net of voluntary waivers, if any	1.08%	1.08%A
Expenses net of all reductions	1.08%	1.08%A
Net investment income (loss)	1.36%	1.39%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,668	$ 11,552
Portfolio turnover rate	5%	103%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Amounts do not include the activity of the underlying funds.

Financial Highlights - Institutional Class

Years ended March 31,	2005	2004E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.93	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.26	.17
Net realized and unrealized gain (loss)	.05	.83
Total from investment operations	.31	1.00
Distributions from net investment income	(.20)	(.07)
Distributions from net realized gain	-G	-
Total distributions	(.21)H	(.07)
Net asset value, end of period	$ 11.03	$ 10.93
Total ReturnB,C	2.80%	10.02%
Ratios to Average Net AssetsF, I
Expenses before expense reductions	.10%	.10%A
Expenses net of voluntary waivers, if any	.08%	.08%A
Expenses net of all reductions	.08%	.08%A
Net investment income (loss)	2.35%	2.38%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,538	$ 1,691
Portfolio turnover rate	5%	103%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period July 24, 2003 (commencement of operations) to March 31, 2004.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

H Total distributions of $.206 per share is comprised of distributions from net investment income of $.204 per share and distributions from net realized gain of $.002 per share.

I Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2015 Fund

Investment Changes

Fund Holdings as of March 31, 2005
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Dividend Growth Fund Institutional Class	9.6	10.0
Fidelity Advisor Equity Growth Fund Institutional Class	4.9	5.0
Fidelity Advisor Equity Income Fund Institutional Class	10.2	10.3
Fidelity Advisor Growth & Income Fund Institutional Class	9.9	10.2
Fidelity Advisor Large Cap Fund Institutional Class	9.8	10.0
Fidelity Advisor Mid-Cap Fund Institutional Class	3.1	3.1
Fidelity Advisor Small Cap Fund Institutional Class	3.2	3.2
	50.7	51.8
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	4.1	4.2
Fidelity Advisor Overseas Fund Institutional Class	4.0	4.1
	8.1	8.3
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	6.6	6.7
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Investment Fund Institutional Class	15.1	14.7
Fidelity Advisor Intermediate Bond Fund Institutional Class	15.0	14.7
	30.1	29.4
Short-Term Funds
Fidelity Advisor Short-Fixed Income Fund Institutional Class	1.8	1.5
Fidelity Cash Reserves Fund	2.7	2.3
	4.5	3.8
	100.0	100.0
Asset Allocation (% of fund's investments)

Six months ago
3.8% (ST)
51.8% (DE)
29.4% (IG)
6.7% (HY)
8.3% (IE)

Current
4.5% (ST)
50.7% (DE)
30.1% (IG)
6.6% (HY)
8.1% (IE)

Expected
3.3% (ST)
51.2% (DE)
30.3% (IG)
6.7% (HY)
8.5% (IE)

Equity

DE = Domestic Equity funds

IE = International Equity funds

Fixed-Income

HY = High Yield funds

IG = Investment Grade funds

Short-Term funds (ST) — formerly Money Market/Short-Term funds

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2004. The current allocation is based on the fund's holdings as of March 31, 2005. The expected allocation represents the fund's anticipated target asset allocation at September 30, 2005.

Annual Report

Fidelity Advisor Freedom 2015 Fund

Investments March 31, 2005

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 58.8%
	Shares	Value (Note 1)
Domestic Equity Funds - 50.7%
Fidelity Advisor Dividend Growth Fund Institutional Class	1,287,899	$ 14,656,296
Fidelity Advisor Equity Growth Fund Institutional Class	161,262	7,440,639
Fidelity Advisor Equity Income Fund Institutional Class	543,480	15,429,392
Fidelity Advisor Growth & Income Fund Institutional Class	910,652	14,998,441
Fidelity Advisor Large Cap Fund Institutional Class	1,000,296	14,824,385
Fidelity Advisor Mid-Cap Fund Institutional Class	193,318	4,684,094
Fidelity Advisor Small Cap Fund Institutional Class	196,540	4,817,200
TOTAL DOMESTIC EQUITY FUNDS		76,850,447
International Equity Funds - 8.1%
Fidelity Advisor Diversified International Fund Institutional Class	331,744	6,253,384
Fidelity Advisor Overseas Fund Institutional Class	349,790	6,089,852
TOTAL INTERNATIONAL EQUITY FUNDS		12,343,236
TOTAL EQUITY FUNDS (Cost $87,353,811)		89,193,683
Fixed-Income Funds - 36.7%

High Yield Fixed-Income Funds - 6.6%
Fidelity Advisor High Income Advantage Fund Institutional Class	1,059,003	9,975,808
Investment Grade Fixed-Income Funds - 30.1%
Fidelity Advisor Government Investment Fund Institutional Class	2,299,253	22,831,580
Fidelity Advisor Intermediate Bond Fund Institutional Class	2,072,587	22,736,276
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		45,567,856
TOTAL FIXED-INCOME FUNDS (Cost $56,193,689)		55,543,664
Short-Term Funds - 4.5%

Fidelity Cash Reserves Fund	4,140,822	4,140,822
Fidelity Advisor Short-Fixed Income Fund Institutional Class	291,958	2,759,000
TOTAL SHORT-TERM FUNDS (Cost $6,927,879)		6,899,822
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $150,475,379)		$ 151,637,169

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2005

Assets
Investment in securities, at value (cost $150,475,379) - See accompanying schedule		$ 151,637,169
Cash		109
Receivable for investments sold		68
Receivable for fund shares sold		1,193,846
Receivable from investment adviser for expense reductions		787
Total assets		152,831,979

Liabilities
Payable for investments purchased	$ 1,080,156
Payable for fund shares redeemed	103,837
Accrued management fee	12,287
Distribution fees payable	62,215
Total liabilities		1,258,495

Net Assets		$ 151,573,484
Net Assets consist of:
Paid in capital		$ 149,643,615
Undistributed net investment income		318,954
Accumulated undistributed net realized gain (loss) on investments		449,125
Net unrealized appreciation (depreciation) on investments		1,161,790
Net Assets		$ 151,573,484
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($45,028,023 ÷ 4,179,704 shares)		$ 10.77

Maximum offering price per share (100/94.25 of $10.77)		$ 11.43

Class T: Net Asset Value and redemption price per share ($55,944,755 ÷ 5,200,943 shares)		$ 10.76

Maximum offering price per share (100/96.50 of $10.76)		$ 11.15

Class B: Net Asset Value and offering price per share ($18,812,950 ÷ 1,753,882 shares)A		$ 10.73

Class C: Net Asset Value and offering price per share ($18,926,366 ÷ 1,764,243 shares)A		$ 10.73

Institutional Class: Net Asset Value, offering price and redemption price per share ($12,861,390 ÷ 1,189,970 shares)		$ 10.81

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2005

Investment Income
Income distributions from underlying funds		$ 1,868,916
Interest		168
Total income		1,869,084

Expenses
Management fee	$ 79,236
Distribution fees	411,837
Independent trustees' compensation	357
Total expenses before reductions	491,430
Expense reductions	(18,239)	473,191
Net investment income (loss)		1,395,893
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(41,219)
Capital gain distributions from underlying funds	609,695	568,476
Change in net unrealized appreciation (depreciation) on underlying funds		992,415
Net gain (loss)		1,560,891
Net increase (decrease) in net assets resulting from operations		$ 2,956,784

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2015 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2005	November 6, 2003 (commencement of operations) to March 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,395,893	$ 39,142
Net realized gain (loss)	568,476	5,637
Change in net unrealized appreciation (depreciation)	992,415	169,375
Net increase (decrease) in net assets resulting from operations	2,956,784	214,154
Distributions to shareholders from net investment income	(1,216,011)	(18,521)
Distributions to shareholders from net realized gain	(6,537)	-
Total distributions	(1,222,548)	(18,521)
Share transactions - net increase (decrease)	131,894,217	17,749,398
Total increase (decrease) in net assets	133,628,453	17,945,031

Net Assets
Beginning of period	17,945,031	-
End of period (including undistributed net investment income of $318,954 and undistributed net investment income of $20,910, respectively)	$ 151,573,484	$ 17,945,031

Financial Highlights - Class A

Years ended March 31,	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.57	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.21	.07
Net realized and unrealized gain (loss)	.13	.56
Total from investment operations	.34	.63
Distributions from net investment income	(.14)	(.06)
Distributions from net realized gain	-H	-
Total distributions	(.14)	(.06)
Net asset value, end of period	$ 10.77	$ 10.57
Total ReturnB,C,D	3.22%	6.32%
Ratios to Average Net AssetsG, I
Expenses before expense reductions	.35%	.35%A
Expenses net of voluntary waivers, if any	.33%	.33%A
Expenses net of all reductions	.33%	.33%A
Net investment income (loss)	2.02%	1.84%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 45,028	$ 4,773
Portfolio turnover rate	3%	5%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.57	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.19	.06
Net realized and unrealized gain (loss)	.13	.57
Total from investment operations	.32	.63
Distributions from net investment income	(.13)	(.06)
Distributions from net realized gain	-H	-
Total distributions	(.13)	(.06)
Net asset value, end of period	$ 10.76	$ 10.57
Total ReturnB,C,D	3.01%	6.27%
Ratios to Average Net AssetsG, I
Expenses before expense reductions	.60%	.60%A
Expenses net of voluntary waivers, if any	.58%	.58%A
Expenses net of all reductions	.58%	.58%A
Net investment income (loss)	1.77%	1.59%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 55,945	$ 5,038
Portfolio turnover rate	3%	5%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Amounts do not include the activity of the underlying funds.

Financial Highlights - Class B

Years ended March 31,	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.56	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.13	.04
Net realized and unrealized gain (loss)	.13	.58
Total from investment operations	.26	.62
Distributions from net investment income	(.09)	(.06)
Distributions from net realized gain	-H	-
Total distributions	(.09)	(.06)
Net asset value, end of period	$ 10.73	$ 10.56
Total ReturnB,C,D	2.49%	6.17%
Ratios to Average Net AssetsG, I
Expenses before expense reductions	1.10%	1.10%A
Expenses net of voluntary waivers, if any	1.08%	1.08%A
Expenses net of all reductions	1.08%	1.08%A
Net investment income (loss)	1.28%	1.09%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,813	$ 4,259
Portfolio turnover rate	3%	5%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.56	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.13	.04
Net realized and unrealized gain (loss)	.13	.57
Total from investment operations	.26	.61
Distributions from net investment income	(.09)	(.05)
Distributions from net realized gain	-H	-
Total distributions	(.09)	(.05)
Net asset value, end of period	$ 10.73	$ 10.56
Total ReturnB,C,D	2.47%	6.12%
Ratios to Average Net AssetsG, I
Expenses before expense reductions	1.10%	1.10%A
Expenses net of voluntary waivers, if any	1.08%	1.08%A
Expenses net of all reductions	1.08%	1.08%A
Net investment income (loss)	1.28%	1.09%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,926	$ 3,593
Portfolio turnover rate	3%	5%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Amounts do not include the activity of the underlying funds.

Financial Highlights - Institutional Class

Years ended March 31,	2005	2004E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.59	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.24	.09
Net realized and unrealized gain (loss)	.13	.56
Total from investment operations	.37	.65
Distributions from net investment income	(.15)	(.06)
Distributions from net realized gain	-G	-
Total distributions	(.15)	(.06)
Net asset value, end of period	$ 10.81	$ 10.59
Total ReturnB,C	3.52%	6.52%
Ratios to Average Net AssetsF, H
Expenses before expense reductions	.10%	.10%A
Expenses net of voluntary waivers, if any	.08%	.08%A
Expenses net of all reductions	.08%	.08%A
Net investment income (loss)	2.27%	2.09%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,861	$ 282
Portfolio turnover rate	3%	5%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 6, 2003 (commencement of operations) to March 31, 2004.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

H Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2020 Fund

Investment Changes

Fund Holdings as of March 31, 2005
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Dividend Growth Fund Institutional Class	11.3	11.4
Fidelity Advisor Equity Growth Fund Institutional Class	5.7	5.7
Fidelity Advisor Equity Income Fund Institutional Class	12.1	12.0
Fidelity Advisor Growth & Income Fund Institutional Class	11.6	11.6
Fidelity Advisor Large Cap Fund Institutional Class	11.4	11.4
Fidelity Advisor Mid-Cap Fund Institutional Class	3.7	3.6
Fidelity Advisor Small Cap Fund Institutional Class	3.8	3.7
	59.6	59.4
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	5.5	5.2
Fidelity Advisor Overseas Fund Institutional Class	5.2	5.0
	10.7	10.2
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	7.8	7.7
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Investment Fund Institutional Class	10.9	11.4
Fidelity Advisor Intermediate Bond Fund Institutional Class	10.9	11.3
	21.8	22.7
Short-Term Funds
Fidelity Advisor Short-Fixed Income Fund Institutional Class	0.0	0.0
Fidelity Cash Reserves Fund	0.1	0.0
	0.1	0.0
	100.0	100.0
Asset Allocation (% of fund's investments)

Six months ago

22.7% (IG)
59.4% (DE)
7.7% (HY)
10.2% (IE)

Current

0.1% (ST)
21.8% (IG)
59.6% (DE)
7.8% (HY)
10.7% (IE)

Expected

0.1% (ST)
23.0% (IG)
59.4% (DE)
7.5% (HY)
10.0% (IE)

■ Equity

DE = Domestic Equity funds

IE = International Equity funds

▒ Fixed-Income

HY = High Yield funds

IG = Investment Grade funds

□ Short-Term funds (ST) — formerly Money Market/Short-Term funds

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2004. The current allocation is based on the fund's holdings as of March 31, 2005. The expected allocation represents the fund's anticipated target asset allocation at September 30, 2005.

Annual Report

Fidelity Advisor Freedom 2020 Fund

Investments March 31, 2005

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 70.3%
	Shares	Value (Note 1)
Domestic Equity Funds - 59.6%
Fidelity Advisor Dividend Growth Fund Institutional Class	4,103,125	$ 46,693,558
Fidelity Advisor Equity Growth Fund Institutional Class	509,821	23,523,140
Fidelity Advisor Equity Income Fund Institutional Class	1,765,382	50,119,190
Fidelity Advisor Growth & Income Fund Institutional Class	2,899,189	47,749,639
Fidelity Advisor Large Cap Fund Institutional Class	3,186,334	47,221,476
Fidelity Advisor Mid-Cap Fund Institutional Class	626,743	15,185,980
Fidelity Advisor Small Cap Fund Institutional Class	647,531	15,870,991
TOTAL DOMESTIC EQUITY FUNDS		246,363,974
International Equity Funds - 10.7%
Fidelity Advisor Diversified International Fund Institutional Class	1,192,713	22,482,642
Fidelity Advisor Overseas Fund Institutional Class	1,241,755	21,618,951
TOTAL INTERNATIONAL EQUITY FUNDS		44,101,593
TOTAL EQUITY FUNDS (Cost $278,949,830)		290,465,567
Fixed-Income Funds - 29.6%

High Yield Fixed-Income Funds - 7.8%
Fidelity Advisor High Income Advantage Fund Institutional Class	3,432,960	32,338,486
Investment Grade Fixed-Income Funds - 21.8%
Fidelity Advisor Government Investment Fund Institutional Class	4,560,602	45,286,778
Fidelity Advisor Intermediate Bond Fund Institutional Class	4,108,254	45,067,546
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		90,354,324
TOTAL FIXED-INCOME FUNDS (Cost $123,766,241)		122,692,810
Short-Term Funds - 0.1%

Fidelity Cash Reserves Fund	194,974	194,974
Fidelity Advisor Short-Fixed Income Fund Institutional Class	14,109	133,332
TOTAL SHORT-TERM FUNDS (Cost $329,306)		328,306
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $403,045,377)		$ 413,486,683

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2005

Assets
Investment in securities, at value (cost $403,045,377) - See accompanying schedule		$ 413,486,683
Cash		1,131
Receivable for fund shares sold		1,256,041
Receivable from investment adviser for expense reductions		3,494
Total assets		414,747,349

Liabilities
Payable for investments purchased	$ 792,551
Payable for fund shares redeemed	463,108
Accrued management fee	34,084
Distribution fees payable	174,010
Total liabilities		1,463,753

Net Assets		$ 413,283,596
Net Assets consist of:
Paid in capital		$ 400,641,408
Undistributed net investment income		637,463
Accumulated undistributed net realized gain (loss) on investments		1,563,419
Net unrealized appreciation (depreciation) on investments		10,441,306
Net Assets		$ 413,283,596
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($135,306,262 ÷ 11,737,823 shares)		$ 11.53

Maximum offering price per share (100/94.25 of $11.53)		$ 12.23

Class T: Net Asset Value and redemption price per share ($177,336,477 ÷ 15,396,286 shares)		$ 11.52

Maximum offering price per share (100/96.50 of $11.52)		$ 11.94

Class B: Net Asset Value and offering price per share ($49,398,409 ÷ 4,303,386 shares)A		$ 11.48

Class C: Net Asset Value and offering price per share ($39,310,089 ÷ 3,425,616 shares)A		$ 11.48

Institutional Class: Net Asset Value, offering price and redemption price per share ($11,932,359 ÷ 1,031,563 shares)		$ 11.57

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2005

Investment Income
Income distributions from underlying funds		$ 6,088,176

Expenses
Management fee	$ 284,340
Distribution fees	1,461,705
Independent trustees' compensation	1,399
Total expenses before reductions	1,747,444
Expense reductions	(61,992)	1,685,452
Net investment income (loss)		4,402,724
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(54,524)
Capital gain distributions from underlying funds	2,019,894	1,965,370
Change in net unrealized appreciation (depreciation) on underlying funds		5,996,006
Net gain (loss)		7,961,376
Net increase (decrease) in net assets resulting from operations		$ 12,364,100

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2020 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2005	July 24, 2003 (commencement of operations) to March 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,402,724	$ 621,362
Net realized gain (loss)	1,965,370	66,377
Change in net unrealized appreciation (depreciation)	5,996,006	4,445,300
Net increase (decrease) in net assets resulting from operations	12,364,100	5,133,039
Distributions to shareholders from net investment income	(4,439,939)	(346,934)
Distributions to shareholders from net realized gain	(68,080)	-
Total distributions	(4,508,019)	(346,934)
Share transactions - net increase (decrease)	239,359,934	161,281,476
Total increase (decrease) in net assets	247,216,015	166,067,581

Net Assets
Beginning of period	166,067,581	-
End of period (including undistributed net investment income of $637,463 and undistributed net investment income of $278,597, respectively)	$ 413,283,596	$ 166,067,581

Financial Highlights - Class A

Years ended March 31,	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.29	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.20	.13
Net realized and unrealized gain (loss)	.23	1.25
Total from investment operations	.43	1.38
Distributions from net investment income	(.18)	(.09)
Distributions from net realized gain	-H	-
Total distributions	(.19)I	(.09)
Net asset value, end of period	$ 11.53	$ 11.29
Total ReturnB,C,D	3.75%	13.78%
Ratios to Average Net AssetsG, J
Expenses before expense reductions	.35%	.35%A
Expenses net of voluntary waivers, if any	.33%	.33%A
Expenses net of all reductions	.33%	.33%A
Net investment income (loss)	1.80%	1.74%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 135,306	$ 72,334
Portfolio turnover rate	1%	4%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.185 per share is comprised of distributions from net investment income of $.181 per share and distributions from net realized gain of $.004 per share.

J Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.29	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.18	.11
Net realized and unrealized gain (loss)	.21	1.26
Total from investment operations	.39	1.37
Distributions from net investment income	(.16)	(.08)
Distributions from net realized gain	-H	-
Total distributions	(.16)	(.08)
Net asset value, end of period	$ 11.52	$ 11.29
Total ReturnB,C,D	3.46%	13.73%
Ratios to Average Net AssetsG, I
Expenses before expense reductions	.60%	.60%A
Expenses net of voluntary waivers, if any	.58%	.58%A
Expenses net of all reductions	.58%	.58%A
Net investment income (loss)	1.55%	1.49%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 177,336	$ 52,310
Portfolio turnover rate	1%	4%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Amounts do not include the activity of the underlying funds.

Financial Highlights - Class B

Years ended March 31,	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.27	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.12	.07
Net realized and unrealized gain (loss)	.21	1.27
Total from investment operations	.33	1.34
Distributions from net investment income	(.12)	(.07)
Distributions from net realized gain	-H	-
Total distributions	(.12)	(.07)
Net asset value, end of period	$ 11.48	$ 11.27
Total ReturnB,C,D	2.93%	13.37%
Ratios to Average Net AssetsG, I
Expenses before expense reductions	1.10%	1.10%A
Expenses net of voluntary waivers, if any	1.08%	1.08%A
Expenses net of all reductions	1.08%	1.08%A
Net investment income (loss)	1.05%	.99%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 49,398	$ 23,274
Portfolio turnover rate	1%	4%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.26	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.12	.07
Net realized and unrealized gain (loss)	.22	1.26
Total from investment operations	.34	1.33
Distributions from net investment income	(.12)	(.07)
Distributions from net realized gain	-H	-
Total distributions	(.12)	(.07)
Net asset value, end of period	$ 11.48	$ 11.26
Total ReturnB,C,D	3.02%	13.32%
Ratios to Average Net AssetsG, I
Expenses before expense reductions	1.10%	1.10%A
Expenses net of voluntary waivers, if any	1.08%	1.08%A
Expenses net of all reductions	1.08%	1.08%A
Net investment income (loss)	1.05%	.99%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 39,310	$ 15,871
Portfolio turnover rate	1%	4%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Amounts do not include the activity of the underlying funds.

Financial Highlights - Institutional Class

Years ended March 31,	2005	2004E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.31	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.23	.15
Net realized and unrealized gain (loss)	.23	1.25
Total from investment operations	.46	1.40
Distributions from net investment income	(.20)	(.09)
Distributions from net realized gain	-G	-
Total distributions	(.20)	(.09)
Net asset value, end of period	$ 11.57	$ 11.31
Total ReturnB,C	4.06%	14.03%
Ratios to Average Net AssetsF, H
Expenses before expense reductions	.10%	.10%A
Expenses net of voluntary waivers, if any	.08%	.08%A
Expenses net of all reductions	.08%	.08%A
Net investment income (loss)	2.05%	1.98%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,932	$ 2,278
Portfolio turnover rate	1%	4%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period July 24, 2003 (commencement of operations) to March 31, 2004.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

H Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2025 Fund

Investment Changes

Fund Holdings as of March 31, 2005
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Dividend Growth Fund Institutional Class	12.4	12.6
Fidelity Advisor Equity Growth Fund Institutional Class	6.3	6.4
Fidelity Advisor Equity Income Fund Institutional Class	12.9	13.1
Fidelity Advisor Growth & Income Fund Institutional Class	12.6	12.9
Fidelity Advisor Large Cap Fund Institutional Class	12.5	12.7
Fidelity Advisor Mid-Cap Fund Institutional Class	3.9	3.9
Fidelity Advisor Small Cap Fund Institutional Class	4.0	4.1
	64.6	65.7
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	5.9	5.9
Fidelity Advisor Overseas Fund Institutional Class	5.7	5.7
	11.6	11.6
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	7.7	7.7
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Investment Fund Institutional Class	8.1	7.5
Fidelity Advisor Intermediate Bond Fund Institutional Class	8.0	7.5
	16.1	15.0
	100.0	100.0
Asset Allocation (% of fund's investments)

Six months ago

14.9% (IG)
65.6% (DE)
7.7% (HY)
11.8% (IE)

Current

16.4% (IG)
64.3% (DE)
7.5% (HY)
11.8% (IE)

Expected

17.8% (IG)
63.8% (DE)
7.5% (HY)
10.9% (IE)

Equity
- DE = Domestic Equity funds
- IE = International Equity funds

Fixed-Income
- HY = High Yield funds
- IG = Investment Grade funds

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2004. The current allocation is based on the fund's holdings as of March 31, 2005. The expected allocation represents the fund's anticipated target asset allocation at September 30, 2005.

Annual Report

Fidelity Advisor Freedom 2025 Fund

Investments March 31, 2005

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 76.2%
	Shares	Value (Note 1)
Domestic Equity Funds - 64.6%
Fidelity Advisor Dividend Growth Fund Institutional Class	1,336,028	$ 15,203,995
Fidelity Advisor Equity Growth Fund Institutional Class	167,390	7,723,365
Fidelity Advisor Equity Income Fund Institutional Class	556,006	15,785,020
Fidelity Advisor Growth & Income Fund Institutional Class	938,029	15,449,338
Fidelity Advisor Large Cap Fund Institutional Class	1,034,857	15,336,586
Fidelity Advisor Mid-Cap Fund Institutional Class	196,583	4,763,205
Fidelity Advisor Small Cap Fund Institutional Class	199,741	4,895,645
TOTAL DOMESTIC EQUITY FUNDS		79,157,154
International Equity Funds - 11.6%
Fidelity Advisor Diversified International Fund Institutional Class	381,378	7,188,975
Fidelity Advisor Overseas Fund Institutional Class	405,715	7,063,498
TOTAL INTERNATIONAL EQUITY FUNDS		14,252,473
TOTAL EQUITY FUNDS (Cost $91,717,808)		93,409,627
Fixed-Income Funds - 23.8%

High Yield Fixed-Income Funds - 7.7%
Fidelity Advisor High Income Advantage Fund Institutional Class	995,039	9,373,269
Investment Grade Fixed-Income Funds - 16.1%
Fidelity Advisor Government Investment Fund Institutional Class	997,180	9,901,994
Fidelity Advisor Intermediate Bond Fund Institutional Class	899,884	9,871,730
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		19,773,724
TOTAL FIXED-INCOME FUNDS (Cost $29,338,753)		29,146,993
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $121,056,561)		$ 122,556,620

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2025 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2005

Assets
Investment in securities, at value (cost $121,056,561) - See accompanying schedule		$ 122,556,620
Cash		41
Receivable for fund shares sold		27,779,861
Receivable from investment adviser for expense reductions		356
Total assets		150,336,878

Liabilities
Payable for investments purchased	$ 27,718,942
Payable for fund shares redeemed	60,684
Accrued management fee	7,666
Distribution fees payable	40,952
Total liabilities		27,828,244

Net Assets		$ 122,508,634
Net Assets consist of:
Paid in capital		$ 120,669,665
Undistributed net investment income		95,450
Accumulated undistributed net realized gain (loss) on investments		243,460
Net unrealized appreciation (depreciation) on investments		1,500,059
Net Assets		$ 122,508,634
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($59,347,461 ÷ 5,415,869 shares)		$ 10.96

Maximum offering price per share (100/94.25 of $10.96)		$ 11.63

Class T: Net Asset Value and redemption price per share ($36,966,355 ÷ 3,369,675 shares)		$ 10.97

Maximum offering price per share (100/96.50 of $10.97)		$ 11.37

Class B: Net Asset Value and offering price per share ($13,414,787 ÷ 1,230,107 shares)A		$ 10.91

Class C: Net Asset Value and offering price per share ($10,859,294 ÷ 995,602 shares)A		$ 10.91

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,920,737 ÷ 174,754 shares)		$ 10.99

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2005

Investment Income
Income distributions from underlying funds		$ 962,877
Interest		228
Total income		963,105

Expenses
Management fee	$ 46,072
Distribution fees	265,801
Independent trustees' compensation	203
Total expenses before reductions	312,076
Expense reductions	(10,963)	301,113
Net investment income (loss)		661,992
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(50,370)
Capital gain distributions from underlying funds	369,871	319,501
Change in net unrealized appreciation (depreciation) on underlying funds		1,358,607
Net gain (loss)		1,678,108
Net increase (decrease) in net assets resulting from operations		$ 2,340,100

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2025 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2005	November 6, 2003 (commencement of operations) to March 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 661,992	$ 17,856
Net realized gain (loss)	319,501	488
Change in net unrealized appreciation (depreciation)	1,358,607	141,452
Net increase (decrease) in net assets resulting from operations	2,340,100	159,796
Distributions to shareholders from net investment income	(647,465)	(11,834)
Distributions to shareholders from net realized gain	(1,629)	-
Total distributions	(649,094)	(11,834)
Share transactions - net increase (decrease)	110,847,488	9,822,178
Total increase (decrease) in net assets	112,538,494	9,970,140

Net Assets
Beginning of period	9,970,140	-
End of period (including undistributed net investment income of $95,450 and undistributed net investment income of $6,118, respectively)	$ 122,508,634	$ 9,970,140

Financial Highlights - Class A

Years ended March 31,	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.67	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.19	.06
Net realized and unrealized gain (loss)	.23	.67
Total from investment operations	.42	.73
Distributions from net investment income	(.13)	(.06)
Distributions from net realized gain	-H	-
Total distributions	(.13)	(.06)
Net asset value, end of period	$ 10.96	$ 10.67
Total ReturnB,C,D	3.96%	7.32%
Ratios to Average Net AssetsG, I
Expenses before expense reductions	.35%	.35%A
Expenses net of voluntary waivers, if any	.33%	.33%A
Expenses net of all reductions	.33%	.33%A
Net investment income (loss)	1.76%	1.59%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 59,347	$ 2,284
Portfolio turnover rate	10%	6%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.69	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.16	.05
Net realized and unrealized gain (loss)	.24	.70
Total from investment operations	.40	.75
Distributions from net investment income	(.12)	(.06)
Distributions from net realized gain	-H	-
Total distributions	(.12)	(.06)
Net asset value, end of period	$ 10.97	$ 10.69
Total ReturnB,C,D	3.75%	7.52%
Ratios to Average Net AssetsG, I
Expenses before expense reductions	.60%	.60%A
Expenses net of voluntary waivers, if any	.58%	.58%A
Expenses net of all reductions	.58%	.58%A
Net investment income (loss)	1.51%	1.34%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,966	$ 2,556
Portfolio turnover rate	10%	6%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Amounts do not include the activity of the underlying funds.

Financial Highlights - Class B

Years ended March 31,	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.64	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.11	.03
Net realized and unrealized gain (loss)	.24	.67
Total from investment operations	.35	.70
Distributions from net investment income	(.08)	(.06)
Distributions from net realized gain	-H	-
Total distributions	(.08)	(.06)
Net asset value, end of period	$ 10.91	$ 10.64
Total ReturnB,C,D	3.29%	6.97%
Ratios to Average Net AssetsG, I
Expenses before expense reductions	1.10%	1.10%A
Expenses net of voluntary waivers, if any	1.08%	1.08%A
Expenses net of all reductions	1.08%	1.08%A
Net investment income (loss)	1.01%	.84%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,415	$ 2,771
Portfolio turnover rate	10%	6%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.65	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.11	.03
Net realized and unrealized gain (loss)	.23	.67
Total from investment operations	.34	.70
Distributions from net investment income	(.08)	(.05)
Distributions from net realized gain	-H	-
Total distributions	(.08)	(.05)
Net asset value, end of period	$ 10.91	$ 10.65
Total ReturnB,C,D	3.19%	7.02%
Ratios to Average Net AssetsG, I
Expenses before expense reductions	1.10%	1.10%A
Expenses net of voluntary waivers, if any	1.08%	1.08%A
Expenses net of all reductions	1.08%	1.08%A
Net investment income (loss)	1.01%	.84%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,859	$ 2,137
Portfolio turnover rate	10%	6%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Amounts do not include the activity of the underlying funds.

Financial Highlights - Institutional Class

Years ended March 31,	2005	2004E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.68	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.22	.08
Net realized and unrealized gain (loss)	.24	.66
Total from investment operations	.46	.74
Distributions from net investment income	(.15)	(.06)
Distributions from net realized gain	-G	-
Total distributions	(.15)	(.06)
Net asset value, end of period	$ 10.99	$ 10.68
Total ReturnB,C	4.25%	7.42%
Ratios to Average Net AssetsF, H
Expenses before expense reductions	.10%	.10%A
Expenses net of voluntary waivers, if any	.08%	.08%A
Expenses net of all reductions	.08%	.08%A
Net investment income (loss)	2.01%	1.84%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,921	$ 222
Portfolio turnover rate	10%	6%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 6, 2003 (commencement of operations) to March 31, 2004.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

H Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2030 Fund

Investment Changes

Fund Holdings as of March 31, 2005
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Dividend Growth Fund Institutional Class	13.2	13.4
Fidelity Advisor Equity Growth Fund Institutional Class	6.6	6.7
Fidelity Advisor Equity Income Fund Institutional Class	14.1	14.0
Fidelity Advisor Growth & Income Fund Institutional Class	13.4	13.5
Fidelity Advisor Large Cap Fund Institutional Class	13.3	13.3
Fidelity Advisor Mid-Cap Fund Institutional Class	4.3	4.2
Fidelity Advisor Small Cap Fund Institutional Class	4.4	4.4
	69.3	69.5
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	6.7	6.5
Fidelity Advisor Overseas Fund Institutional Class	6.5	6.2
	13.2	12.7
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	7.8	7.7
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Investment Fund Institutional Class	4.9	5.1
Fidelity Advisor Intermediate Bond Fund Institutional Class	4.8	5.0
	9.7	10.1
	100.0	100.0
Asset Allocation (% of fund's investments)

Six months ago

10.1% (IG)
7.7% (HY)
12.7% (IE)
69.5% (DE)

Current

9.7% (IG)
7.8% (HY)
13.2% (IE)
69.3% (DE)

Expected

10.0% (IG)
7.5% (HY)
12.5% (IE)
70.0% (DE)

Equity

DE = Domestic Equity funds

IE = International Equity funds

Fixed-Income

HY = High Yield funds

IG = Investment Grade funds

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2004. The current allocation is based on the fund's holdings as of March 31, 2005. The expected allocation represents the fund's anticipated target asset allocation at September 30, 2005.

Annual Report

Fidelity Advisor Freedom 2030 Fund

Investments March 31, 2005

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 82.5%
	Shares	Value (Note 1)
Domestic Equity Funds - 69.3%
Fidelity Advisor Dividend Growth Fund Institutional Class	2,609,126	$ 29,691,852
Fidelity Advisor Equity Growth Fund Institutional Class	324,987	14,994,902
Fidelity Advisor Equity Income Fund Institutional Class	1,117,078	31,713,829
Fidelity Advisor Growth & Income Fund Institutional Class	1,841,462	30,328,882
Fidelity Advisor Large Cap Fund Institutional Class	2,025,243	30,014,107
Fidelity Advisor Mid-Cap Fund Institutional Class	396,298	9,602,308
Fidelity Advisor Small Cap Fund Institutional Class	408,675	10,016,614
TOTAL DOMESTIC EQUITY FUNDS		156,362,494
International Equity Funds - 13.2%
Fidelity Advisor Diversified International Fund Institutional Class	806,592	15,204,257
Fidelity Advisor Overseas Fund Institutional Class	842,603	14,669,720
TOTAL INTERNATIONAL EQUITY FUNDS		29,873,977
TOTAL EQUITY FUNDS (Cost $179,397,991)		186,236,471
Fixed-Income Funds - 17.5%

High Yield Fixed-Income Funds - 7.8%
Fidelity Advisor High Income Advantage Fund Institutional Class	1,870,195	17,617,233
Investment Grade Fixed-Income Funds - 9.7%
Fidelity Advisor Government Investment Fund Institutional Class	1,098,890	10,911,981
Fidelity Advisor Intermediate Bond Fund Institutional Class	990,176	10,862,234
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		21,774,215
TOTAL FIXED-INCOME FUNDS (Cost $39,583,636)		39,391,448
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $218,981,627)		$ 225,627,919

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2005

Assets
Investment in securities, at value (cost $218,981,627) - See accompanying schedule		$ 225,627,919
Receivable for investments sold		942
Receivable for fund shares sold		1,233,750
Receivable from investment adviser for expense reductions		1,677
Total assets		226,864,288

Liabilities
Payable to custodian bank	$ 1
Payable for investments purchased	980,272
Payable for fund shares redeemed	262,584
Accrued management fee	18,626
Distribution fees payable	96,732
Total liabilities		1,358,215

Net Assets		$ 225,506,073
Net Assets consist of:
Paid in capital		$ 217,926,274
Undistributed net investment income		131,528
Accumulated undistributed net realized gain (loss) on investments		801,979
Net unrealized appreciation (depreciation) on investments		6,646,292
Net Assets		$ 225,506,073
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($65,593,290 ÷ 5,552,872 shares)		$ 11.81

Maximum offering price per share (100/94.25 of $11.81)		$ 12.53

Class T: Net Asset Value and redemption price per share ($102,153,469 ÷ 8,670,791 shares)		$ 11.78

Maximum offering price per share (100/96.50 of $11.78)		$ 12.21

Class B: Net Asset Value and offering price per share ($27,653,403 ÷ 2,355,267 shares)A		$ 11.74

Class C: Net Asset Value and offering price per share ($22,264,895 ÷ 1,896,050 shares)A		$ 11.74

Institutional Class: Net Asset Value, offering price and redemption price per share ($7,841,016 ÷ 662,406 shares)		$ 11.84

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2005

Investment Income
Income distributions from underlying funds		$ 2,740,223

Expenses
Management fee	$ 145,552
Distribution fees	775,221
Independent trustees' compensation	702
Total expenses before reductions	921,475
Expense reductions	(32,323)	889,152
Net investment income (loss)		1,851,071
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(30,396)
Capital gain distributions from underlying funds	1,047,268	1,016,872
Change in net unrealized appreciation (depreciation) on underlying funds		4,336,680
Net gain (loss)		5,353,552
Net increase (decrease) in net assets resulting from operations		$ 7,204,623

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2030 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2005	July 24, 2003 (commencement of operations) to March 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,851,071	$ 228,370
Net realized gain (loss)	1,016,872	13,865
Change in net unrealized appreciation (depreciation)	4,336,680	2,309,612
Net increase (decrease) in net assets resulting from operations	7,204,623	2,551,847
Distributions to shareholders from net investment income	(1,985,403)	(174,903)
Distributions to shareholders from net realized gain	(16,365)	-
Total distributions	(2,001,768)	(174,903)
Share transactions - net increase (decrease)	142,242,099	75,684,175
Total increase (decrease) in net assets	147,444,954	78,061,119

Net Assets
Beginning of period	78,061,119	-
End of period (including undistributed net investment income of $131,528 and undistributed net investment income of $54,472, respectively)	$ 225,506,073	$ 78,061,119

Financial Highlights - Class A

Years ended March 31,	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.48	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.18	.11
Net realized and unrealized gain (loss)	.30	1.46
Total from investment operations	.48	1.57
Distributions from net investment income	(.15)	(.09)
Distributions from net realized gain	-H	-
Total distributions	(.15)	(.09)
Net asset value, end of period	$ 11.81	$ 11.48
Total ReturnB,C,D	4.19%	15.68%
Ratios to Average Net AssetsG, I
Expenses before expense reductions	.35%	.35%A
Expenses net of voluntary waivers, if any	.33%	.33%A
Expenses net of all reductions	.33%	.33%A
Net investment income (loss)	1.55%	1.44%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 65,593	$ 27,879
Portfolio turnover rate	2%	2%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.47	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.15	.09
Net realized and unrealized gain (loss)	.30	1.46
Total from investment operations	.45	1.55
Distributions from net investment income	(.14)	(.08)
Distributions from net realized gain	-H	-
Total distributions	(.14)	(.08)
Net asset value, end of period	$ 11.78	$ 11.47
Total ReturnB,C,D	3.91%	15.53%
Ratios to Average Net AssetsG, I
Expenses before expense reductions	.60%	.60%A
Expenses net of voluntary waivers, if any	.58%	.58%A
Expenses net of all reductions	.58%	.58%A
Net investment income (loss)	1.30%	1.19%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 102,153	$ 27,201
Portfolio turnover rate	2%	2%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Amounts do not include the activity of the underlying funds.

Financial Highlights - Class B

Years ended March 31,	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.44	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.09	.05
Net realized and unrealized gain (loss)	.30	1.46
Total from investment operations	.39	1.51
Distributions from net investment income	(.09)	(.07)
Distributions from net realized gain	-H	-
Total distributions	(.09)	(.07)
Net asset value, end of period	$ 11.74	$ 11.44
Total ReturnB,C,D	3.41%	15.12%
Ratios to Average Net AssetsG, I
Expenses before expense reductions	1.10%	1.10%A
Expenses net of voluntary waivers, if any	1.08%	1.08%A
Expenses net of all reductions	1.08%	1.08%A
Net investment income (loss)	.80%	.69%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,653	$ 12,229
Portfolio turnover rate	2%	2%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.44	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.09	.05
Net realized and unrealized gain (loss)	.30	1.46
Total from investment operations	.39	1.51
Distributions from net investment income	(.09)	(.07)
Distributions from net realized gain	-H	-
Total distributions	(.09)	(.07)
Net asset value, end of period	$ 11.74	$ 11.44
Total ReturnB,C,D	3.41%	15.12%
Ratios to Average Net AssetsG, I
Expenses before expense reductions	1.10%	1.10%A
Expenses net of voluntary waivers, if any	1.08%	1.08%A
Expenses net of all reductions	1.08%	1.08%A
Net investment income (loss)	.80%	.69%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,265	$ 9,722
Portfolio turnover rate	2%	2%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Amounts do not include the activity of the underlying funds.

Financial Highlights - Institutional Class

Years ended March 31,	2005	2004E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.49	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.21	.13
Net realized and unrealized gain (loss)	.31	1.45
Total from investment operations	.52	1.58
Distributions from net investment income	(.17)	(.09)
Distributions from net realized gain	-G	-
Total distributions	(.17)	(.09)
Net asset value, end of period	$ 11.84	$ 11.49
Total ReturnB,C	4.50%	15.83%
Ratios to Average Net AssetsF, H
Expenses before expense reductions	.10%	.10%A
Expenses net of voluntary waivers, if any	.08%	.08%A
Expenses net of all reductions	.08%	.07%A
Net investment income (loss)	1.80%	1.69%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,841	$ 1,030
Portfolio turnover rate	2%	2%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period July 24, 2003 (commencement of operations) to March 31, 2004.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

H Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2035 Fund

Investment Changes

Fund Holdings as of March 31, 2005
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Dividend Growth Fund Institutional Class	13.3	13.4
Fidelity Advisor Equity Growth Fund Institutional Class	6.7	6.7
Fidelity Advisor Equity Income Fund Institutional Class	13.9	13.9
Fidelity Advisor Growth & Income Fund Institutional Class	13.5	13.6
Fidelity Advisor Large Cap Fund Institutional Class	13.4	13.4
Fidelity Advisor Mid-Cap Fund Institutional Class	4.2	4.2
Fidelity Advisor Small Cap Fund Institutional Class	4.3	4.3
	69.3	69.5
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	7.8	7.7
Fidelity Advisor Overseas Fund Institutional Class	7.6	7.4
	15.4	15.1
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	10.0	10.3
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Investment Fund Institutional Class	2.7	2.6
Fidelity Advisor Intermediate Bond Fund Institutional Class	2.6	2.5
	5.3	5.1
	100.0	100.0
Asset Allocation (% of fund's investments)

Six months ago

5.1% (IG)
10.3% (HY)
15.1% (IE)
69.5% (DE)

Current

5.3% (IG)
10.0% (HY)
15.4% (IE)
69.3% (DE)

Expected

8.0% (IG)
8.5% (HY)
13.5% (IE)
70.0% (DE)

Equity

DE = Domestic Equity funds
IE = International Equity funds

Fixed-Income

HY = High Yield funds
IG = Investment Grade funds

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2004. The current allocation is based on the fund's holdings as of March 31, 2005. The expected allocation represents the fund's anticipated target asset allocation at September 30, 2005.

Annual Report

Fidelity Advisor Freedom 2035 Fund

Investments March 31, 2005

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 84.7%
	Shares	Value (Note 1)
Domestic Equity Funds - 69.3%
Fidelity Advisor Dividend Growth Fund Institutional Class	514,827	$ 5,858,732
Fidelity Advisor Equity Growth Fund Institutional Class	64,521	2,977,003
Fidelity Advisor Equity Income Fund Institutional Class	216,316	6,141,211
Fidelity Advisor Growth & Income Fund Institutional Class	363,187	5,981,683
Fidelity Advisor Large Cap Fund Institutional Class	399,408	5,919,223
Fidelity Advisor Mid-Cap Fund Institutional Class	76,459	1,852,612
Fidelity Advisor Small Cap Fund Institutional Class	77,960	1,910,797
TOTAL DOMESTIC EQUITY FUNDS		30,641,261
International Equity Funds - 15.4%
Fidelity Advisor Diversified International Fund Institutional Class	182,668	3,443,289
Fidelity Advisor Overseas Fund Institutional Class	193,301	3,365,375
TOTAL INTERNATIONAL EQUITY FUNDS		6,808,664
TOTAL EQUITY FUNDS (Cost $36,646,618)		37,449,925
Fixed-Income Funds - 15.3%

High Yield Fixed-Income Funds - 10.0%
Fidelity Advisor High Income Advantage Fund Institutional Class	470,304	4,430,262
Investment Grade Fixed-Income Funds - 5.3%
Fidelity Advisor Government Investment Fund Institutional Class	117,520	1,166,974
Fidelity Advisor Intermediate Bond Fund Institutional Class	105,945	1,162,222
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,329,196
TOTAL FIXED-INCOME FUNDS (Cost $6,787,413)		6,759,458
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $43,434,031)		$ 44,209,383

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2035 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2005

Assets
Investment in securities, at value (cost $43,434,031) - See accompanying schedule		$ 44,209,383
Cash		7
Receivable for fund shares sold		262,426
Receivable from investment adviser for expense reductions		159
Total assets		44,471,975

Liabilities
Payable for investments purchased	$ 189,448
Payable for fund shares redeemed	72,886
Accrued management fee	3,555
Distribution fees payable	19,402
Total liabilities		285,291

Net Assets		$ 44,186,684
Net Assets consist of:
Paid in capital		$ 43,335,425
Accumulated undistributed net realized gain (loss) on investments		75,907
Net unrealized appreciation (depreciation) on investments		775,352
Net Assets		$ 44,186,684
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($15,280,953 ÷ 1,382,233 shares)		$ 11.06

Maximum offering price per share (100/94.25 of $11.06)		$ 11.73

Class T: Net Asset Value and redemption price per share ($16,432,305 ÷ 1,491,163 shares)		$ 11.02

Maximum offering price per share (100/96.50 of $11.02)		$ 11.42

Class B: Net Asset Value and offering price per share ($6,917,167 ÷ 630,202 shares)A		$ 10.98

Class C: Net Asset Value and offering price per share ($5,089,067 ÷ 463,223 shares)A		$ 10.99

Institutional Class: Net Asset Value, offering price and redemption price per share ($467,192 ÷ 42,193 shares)		$ 11.07

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2005

Investment Income
Income distributions from underlying funds		$ 429,995
Interest		25
Total income		430,020

Expenses
Management fee	$ 21,052
Distribution fees	118,684
Independent trustees' compensation	93
Total expenses before reductions	139,829
Expense reductions	(5,043)	134,786
Net investment income (loss)		295,234
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(24,619)
Capital gain distributions from underlying funds	155,576	130,957
Change in net unrealized appreciation (depreciation) on underlying funds		674,970
Net gain (loss)		805,927
Net increase (decrease) in net assets resulting from operations		$ 1,101,161

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2035 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2005	November 6, 2003 (commencement of operations) to March 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 295,234	$ 13,710
Net realized gain (loss)	130,957	450
Change in net unrealized appreciation (depreciation)	674,970	100,382
Net increase (decrease) in net assets resulting from operations	1,101,161	114,542
Distributions to shareholders from net investment income	(351,658)	(11,997)
Distributions to shareholders from net realized gain	(788)	-
Total distributions	(352,446)	(11,997)
Share transactions - net increase (decrease)	38,278,752	5,056,672
Total increase (decrease) in net assets	39,027,467	5,159,217

Net Assets
Beginning of period	5,159,217	-
End of period (including undistributed net investment income of $0 and undistributed net investment income of $1,743, respectively)	$ 44,186,684	$ 5,159,217

Financial Highlights - Class A

Years ended March 31,	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.70	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.19	.07
Net realized and unrealized gain (loss)	.32	.72
Total from investment operations	.51	.79
Distributions from net investment income	(.15)	(.09)
Distributions from net realized gain	-H	-
Total distributions	(.15)	(.09)
Net asset value, end of period	$ 11.06	$ 10.70
Total ReturnB,C,D	4.76%	7.88%
Ratios to Average Net AssetsG, I
Expenses before expense reductions	.35%	.35%A
Expenses net of voluntary waivers, if any	.33%	.33%A
Expenses net of all reductions	.33%	.33%A
Net investment income (loss)	1.71%	1.80%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,281	$ 1,884
Portfolio turnover rate	5%	1%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period November 6, 2003 (commencement of sale of shares) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.69	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.16	.06
Net realized and unrealized gain (loss)	.31	.71
Total from investment operations	.47	.77
Distributions from net investment income	(.14)	(.08)
Distributions from net realized gain	-H	-
Total distributions	(.14)	(.08)
Net asset value, end of period	$ 11.02	$ 10.69
Total ReturnB,C,D	4.37%	7.73%
Ratios to Average Net AssetsG, I
Expenses before expense reductions	.60%	.60%A
Expenses net of voluntary waivers, if any	.58%	.58%A
Expenses net of all reductions	.58%	.58%A
Net investment income (loss)	1.46%	1.55%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,432	$ 1,047
Portfolio turnover rate	5%	1%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period November 6, 2003 (commencement of sale of shares) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Amounts do not include the activity of the underlying funds.

Financial Highlights - Class B

Years ended March 31,	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.67	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.10	.04
Net realized and unrealized gain (loss)	.32	.71
Total from investment operations	.42	.75
Distributions from net investment income	(.11)	(.08)
Distributions from net realized gain	-H	-
Total distributions	(.11)	(.08)
Net asset value, end of period	$ 10.98	$ 10.67
Total ReturnB,C,D	3.88%	7.48%
Ratios to Average Net AssetsG, I
Expenses before expense reductions	1.10%	1.10%A
Expenses net of voluntary waivers, if any	1.08%	1.08%A
Expenses net of all reductions	1.08%	1.08%A
Net investment income (loss)	.96%	1.05%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,917	$ 1,123
Portfolio turnover rate	5%	1%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 6, 2003 (commencement of sale of shares) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.68	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.10	.04
Net realized and unrealized gain (loss)	.32	.72
Total from investment operations	.42	.76
Distributions from net investment income	(.11)	(.08)
Distributions from net realized gain	-H	-
Total distributions	(.11)	(.08)
Net asset value, end of period	$ 10.99	$ 10.68
Total ReturnB,C,D	3.87%	7.58%
Ratios to Average Net AssetsG, I
Expenses before expense reductions	1.10%	1.10%A
Expenses net of voluntary waivers, if any	1.08%	1.08%A
Expenses net of all reductions	1.08%	1.08%A
Net investment income (loss)	.96%	1.05%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,089	$ 890
Portfolio turnover rate	5%	1%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 6, 2003 (commencement of sale of shares) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Amounts do not include the activity of the underlying funds.

Financial Highlights - Institutional Class

Years ended March 31,	2005	2004E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.71	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.21	.08
Net realized and unrealized gain (loss)	.31	.72
Total from investment operations	.52	.80
Distributions from net investment income	(.16)	(.09)
Distributions from net realized gain	-G	-
Total distributions	(.16)	(.09)
Net asset value, end of period	$ 11.07	$ 10.71
Total ReturnB,C	4.87%	7.98%
Ratios to Average Net AssetsF, H
Expenses before expense reductions	.10%	.10%A
Expenses net of voluntary waivers, if any	.08%	.08%A
Expenses net of all reductions	.08%	.08%A
Net investment income (loss)	1.96%	2.04%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 467	$ 216
Portfolio turnover rate	5%	1%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 6, 2003 (commencement of sale of shares) to March 31, 2004.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

H Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2040 Fund

Investment Changes

Fund Holdings as of March 31, 2005
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Dividend Growth Fund Institutional Class	13.9	14.3
Fidelity Advisor Equity Growth Fund Institutional Class	7.0	7.2
Fidelity Advisor Equity Income Fund Institutional Class	14.7	15.0
Fidelity Advisor Growth & Income Fund Institutional Class	14.2	14.5
Fidelity Advisor Large Cap Fund Institutional Class	14.0	14.3
Fidelity Advisor Mid-Cap Fund Institutional Class	4.5	4.5
Fidelity Advisor Small Cap Fund Institutional Class	4.6	4.6
	72.9	74.4
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	8.0	7.8
Fidelity Advisor Overseas Fund Institutional Class	7.7	7.5
	15.7	15.3
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	10.3	10.3
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Investment Fund Institutional Class	0.6	0.0
Fidelity Advisor Intermediate Bond Fund Institutional Class	0.5	0.0
	1.1	0.0
	100.0	100.0
Asset Allocation (% of fund's investments)

Six months ago
10.3% (HY)
15.3% (IE)
74.4% (DE)
Current
10.3% (HY)
1.1% (IG)
15.7% (IE)
72.9% (DE)
Expected
5.0% (IG)
10.0% (HY)
70.0% (DE)
15.0% (IE)
Equity
DE = Domestic Equity funds
IE = International Equity funds
Fixed-Income
HY = High Yield funds
IG = Investment Grade funds

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2004. The current allocation is based on the fund's holdings as of March 31, 2005. The expected allocation represents the fund's anticipated target asset allocation at September 30, 2005.

Annual Report

Fidelity Advisor Freedom 2040 Fund

Investments March 31, 2005

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 88.6%
	Shares	Value (Note 1)
Domestic Equity Funds - 72.9%
Fidelity Advisor Dividend Growth Fund Institutional Class	1,984,444	$ 22,582,977
Fidelity Advisor Equity Growth Fund Institutional Class	247,634	11,425,817
Fidelity Advisor Equity Income Fund Institutional Class	842,904	23,930,043
Fidelity Advisor Growth & Income Fund Institutional Class	1,399,892	23,056,222
Fidelity Advisor Large Cap Fund Institutional Class	1,539,565	22,816,352
Fidelity Advisor Mid-Cap Fund Institutional Class	299,318	7,252,466
Fidelity Advisor Small Cap Fund Institutional Class	306,910	7,522,373
TOTAL DOMESTIC EQUITY FUNDS		118,586,250
International Equity Funds - 15.7%
Fidelity Advisor Diversified International Fund Institutional Class	687,447	12,958,384
Fidelity Advisor Overseas Fund Institutional Class	722,147	12,572,578
TOTAL INTERNATIONAL EQUITY FUNDS		25,530,962
TOTAL EQUITY FUNDS (Cost $139,559,693)		144,117,212
Fixed-Income Funds - 11.4%

High Yield Fixed-Income Funds - 10.3%
Fidelity Advisor High Income Advantage Fund Institutional Class	1,775,890	16,728,884
Investment Grade Fixed-Income Funds - 1.1%
Fidelity Advisor Government Investment Fund Institutional Class	95,495	948,267
Fidelity Advisor Intermediate Bond Fund Institutional Class	86,206	945,680
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,893,947
TOTAL FIXED-INCOME FUNDS (Cost $18,506,898)		18,622,831
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $158,066,591)		$ 162,740,043

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2005

Assets
Investment in securities, at value (cost $158,066,591) - See accompanying schedule		$ 162,740,043
Receivable for investments sold		58,402
Receivable for fund shares sold		10,935,965
Receivable from investment adviser for expense reductions		1,037
Total assets		173,735,447

Liabilities
Payable for investments purchased	$ 10,723,569
Payable for fund shares redeemed	270,645
Accrued management fee	12,356
Distribution fees payable	67,881
Total liabilities		11,074,451

Net Assets		$ 162,660,996
Net Assets consist of:
Paid in capital		$ 157,560,189
Undistributed net investment income		26,420
Accumulated undistributed net realized gain (loss) on investments		400,935
Net unrealized appreciation (depreciation) on investments		4,673,452
Net Assets		$ 162,660,996
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($51,717,906 ÷ 4,299,486 shares)		$ 12.03

Maximum offering price per share (100/94.25 of $12.03)		$ 12.76

Class T: Net Asset Value and redemption price per share ($66,136,138 ÷ 5,510,673 shares)		$ 12.00

Maximum offering price per share (100/96.50 of $12.00)		$ 12.44

Class B: Net Asset Value and offering price per share ($18,540,931 ÷ 1,552,212 shares)A		$ 11.94

Class C: Net Asset Value and offering price per share ($21,791,990 ÷ 1,825,006 shares)A		$ 11.94

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,474,031 ÷ 371,168 shares)		$ 12.05

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2005

Investment Income
Income distributions from underlying funds		$ 1,672,523

Expenses
Management fee	$ 91,040
Distribution fees	522,849
Independent trustees' compensation	434
Total expenses before reductions	614,323
Expense reductions	(20,338)	593,985
Net investment income (loss)		1,078,538
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(71,321)
Capital gain distributions from underlying funds	602,083	530,762
Change in net unrealized appreciation (depreciation) on underlying funds		3,286,735
Net gain (loss)		3,817,497
Net increase (decrease) in net assets resulting from operations		$ 4,896,035

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2040 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2005	July 24, 2003 (commencement of operations) to March 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,078,538	$ 127,323
Net realized gain (loss)	530,762	(2,741)
Change in net unrealized appreciation (depreciation)	3,286,735	1,386,717
Net increase (decrease) in net assets resulting from operations	4,896,035	1,511,299
Distributions to shareholders from net investment income	(1,190,067)	(116,460)
Share transactions - net increase (decrease)	115,613,636	41,946,553
Total increase (decrease) in net assets	119,319,604	43,341,392

Net Assets
Beginning of period	43,341,392	-
End of period (including undistributed net investment income of $26,420 and undistributed net investment income of $10,863, respectively)	$ 162,660,996	$ 43,341,392

Financial Highlights - Class A

Years ended March 31,	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.62	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.18	.12
Net realized and unrealized gain (loss)	.39	1.60
Total from investment operations	.57	1.72
Distributions from net investment income	(.16)	(.10)
Net asset value, end of period	$ 12.03	$ 11.62
Total ReturnB,C,D	4.87%	17.19%
Ratios to Average Net AssetsG, H
Expenses before expense reductions	.35%	.35%A
Expenses net of voluntary waivers, if any	.33%	.33%A
Expenses net of all reductions	.33%	.33%A
Net investment income (loss)	1.50%	1.53%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 51,718	$ 9,666
Portfolio turnover rate	3%	3%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.60	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.15	.10
Net realized and unrealized gain (loss)	.38	1.59
Total from investment operations	.53	1.69
Distributions from net investment income	(.13)	(.09)
Net asset value, end of period	$ 12.00	$ 11.60
Total ReturnB,C,D	4.57%	16.93%
Ratios to Average Net AssetsG, H
Expenses before expense reductions	.60%	.60%A
Expenses net of voluntary waivers, if any	.58%	.58%A
Expenses net of all reductions	.58%	.58%A
Net investment income (loss)	1.25%	1.28%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 66,136	$ 19,191
Portfolio turnover rate	3%	3%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amounts do not include the activity of the underlying funds.

Financial Highlights - Class B

Years ended March 31,	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.57	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.09	.06
Net realized and unrealized gain (loss)	.38	1.60
Total from investment operations	.47	1.66
Distributions from net investment income	(.10)	(.09)
Net asset value, end of period	$ 11.94	$ 11.57
Total ReturnB,C,D	4.04%	16.58%
Ratios to Average Net AssetsG, H
Expenses before expense reductions	1.10%	1.10%A
Expenses net of voluntary waivers, if any	1.08%	1.08%A
Expenses net of all reductions	1.08%	1.08%A
Net investment income (loss)	.75%	.78%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,541	$ 7,232
Portfolio turnover rate	3%	3%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.57	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.09	.06
Net realized and unrealized gain (loss)	.38	1.59
Total from investment operations	.47	1.65
Distributions from net investment income	(.10)	(.08)
Net asset value, end of period	$ 11.94	$ 11.57
Total ReturnB,C,D	4.04%	16.53%
Ratios to Average Net AssetsG, H
Expenses before expense reductions	1.10%	1.10%A
Expenses net of voluntary waivers, if any	1.08%	1.08%A
Expenses net of all reductions	1.08%	1.08%A
Net investment income (loss)	.75%	.78%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,792	$ 6,958
Portfolio turnover rate	3%	3%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amounts do not include the activity of the underlying funds.

Financial Highlights - Institutional Class

Years ended March 31,	2005	2004E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.63	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.21	.13
Net realized and unrealized gain (loss)	.38	1.60
Total from investment operations	.59	1.73
Distributions from net investment income	(.17)	(.10)
Net asset value, end of period	$ 12.05	$ 11.63
Total ReturnB,C	5.07%	17.34%
Ratios to Average Net AssetsF, G
Expenses before expense reductions	.10%	.10%A
Expenses net of voluntary waivers, if any	.08%	.08%A
Expenses net of all reductions	.08%	.08%A
Net investment income (loss)	1.75%	1.78%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,474	$ 294
Portfolio turnover rate	3%	3%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period July 24, 2003 (commencement of operations) to March 31, 2004.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended March 31, 2005

1. Significant Accounting Policies.

Fidelity Advisor Freedom Income Fund, Advisor Freedom 2005 Fund, Advisor Freedom 2010 Fund, Advisor Freedom 2015 Fund, Advisor Freedom 2020 Fund, Advisor Freedom 2025 Fund, Advisor Freedom 2030 Fund, Advisor Freedom 2035 Fund and Advisor Freedom 2040 Fund (the funds) are funds of Fidelity Aberdeen Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified open-end management investment company organized as a Delaware statutory trust. Each fund is authorized to issue an unlimited number of shares. The funds invest primarily in a combination of other Fidelity equity, fixed income, and money market funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Each fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Investments in the Underlying Funds are valued at their net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost.

Investment Transactions and Income. Security transactions, normally shares of the Underlying Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of each fund and do not include any expenses associated with the Underlying Funds.

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain funds will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gain distributions from the Underlying Funds and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows for each fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Advisor Freedom Income	$ 58,255,680	$ 675,153	$ (570,470)	$ 104,683
Advisor Freedom 2005	22,821,903	423,939	(232,080)	191,859
Advisor Freedom 2010	226,855,554	4,791,248	(2,440,925)	2,350,323
Advisor Freedom 2015	150,476,079	2,784,265	(1,623,175)	1,161,090
Advisor Freedom 2020	403,046,171	13,780,829	(3,340,317)	10,440,512
Advisor Freedom 2025	121,056,564	2,314,186	(814,130)	1,500,056
Advisor Freedom 2030	218,981,643	8,269,489	(1,623,213)	6,646,276
Advisor Freedom 2035	43,434,087	1,172,493	(397,197)	775,296
Advisor Freedom 2040	158,066,664	5,731,090	(1,057,711)	4,673,379

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

	Undistributed Ordinary Income	Undistributed Long-term Capital Gain
Advisor Freedom Income	$ 86,109	$ 131,393
Advisor Freedom 2005	66,592	46,077
Advisor Freedom 2010	718,326	744,259
Advisor Freedom 2015	318,954	449,826
Advisor Freedom 2020	637,463	1,564,213
Advisor Freedom 2025	95,450	243,467
Advisor Freedom 2030	131,528	801,993
Advisor Freedom 2035	-	75,963
Advisor Freedom 2040	26,459	400,970

The tax character of distributions paid was as follows:

March 31, 2005
	Ordinary Income	Long-term Capital Gains	Total
Advisor Freedom Income	$ 704,332	$ 35,147	$ 739,479
Advisor Freedom 2005	231,296	3,243	234,539
Advisor Freedom 2010	2,581,854	17,590	2,599,444
Advisor Freedom 2015	1,216,211	6,337	1,222,548
Advisor Freedom 2020	4,439,939	68,080	4,508,019
Advisor Freedom 2025	647,465	1,629	649,094
Advisor Freedom 2030	1,985,403	16,365	2,001,768
Advisor Freedom 2035	330,752	21,694	352,446
Advisor Freedom 2040	1,190,067	-	1,190,067
March 31, 2004
	Ordinary Income	Long-term Capital Gains	Total
Advisor Freedom Income	$ 156,368	$ -	$ 156,368
Advisor Freedom 2005	8,568	-	8,568
Advisor Freedom 2010	196,312	-	196,312
Advisor Freedom 2015	18,521	-	18,521
Advisor Freedom 2020	346,934	-	346,934
Advisor Freedom 2025	11,834	-	11,834
Advisor Freedom 2030	174,903	-	174,903
Advisor Freedom 2035	11,997	-	11,997
Advisor Freedom 2040	116,460	-	116,460

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Annual Report

3. Purchases and Sales of Investments.

Purchases and redemptions of the underlying fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Advisor Freedom Income	34,474,049	8,377,330
Advisor Freedom 2005	20,361,269	3,515,931
Advisor Freedom 2010	146,134,802	7,958,044
Advisor Freedom 2015	134,991,022	2,254,549
Advisor Freedom 2020	243,842,016	2,446,880
Advisor Freedom 2025	115,974,412	4,701,515
Advisor Freedom 2030	145,592,696	2,373,222
Advisor Freedom 2035	39,368,688	970,248
Advisor Freedom 2040	118,651,696	2,492,686

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the funds with investment management related services. For these services the funds pay a monthly management fee to Strategic Advisers. The management fee is computed at an annual rate of ..10% of the funds' average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the funds to the independent Trustees. As of May 1, 2005, Strategic Advisers agreed to waive the .10% management fee. On May 19, 2005, the Board of Trustees approved amendments to the management contracts. Under the amended contracts, the Funds no longer pay management fees.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each fund. Pursuant to this agreement, FMR pays all expenses of each fund, except the compensation of the independent Trustees and certain exceptions such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each fund. For the services under the agreement, Strategic Advisers pays FMR a monthly administration fee equal to the management fee received by Strategic Advisers, minus an amount equal to an annual rate of .02% of each fund's average net assets. The funds do not pay any fees for these services.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the funds have adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

Advisor Freedom Income	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 20,423	$ 23
Class T	.25%	.25%	106,282	325
Class B	.75%	.25%	43,846	32,902
Class C	.75%	.25%	126,262	89,878
			$ 296,813	$ 123,128
Advisor Freedom 2005
Class A	0%	.25%	$ 9,536	$ 541
Class T	.25%	.25%	24,638	1,199
Class B	.75%	.25%	21,313	16,524
Class C	.75%	.25%	36,850	29,188
			$ 92,337	$ 47,452
Advisor Freedom 2010
Class A	0%	.25%	$ 127,020	$ 58
Class T	.25%	.25%	299,898	599
Class B	.75%	.25%	216,353	162,354
Class C	.75%	.25%	197,594	133,151
			$ 840,865	$ 296,162
Advisor Freedom 2015
Class A	0%	.25%	$ 53,773	$ 100
Class T	.25%	.25%	139,456	824
Class B	.75%	.25%	114,672	86,191
Class C	.75%	.25%	103,936	82,854
			$ 411,837	$ 169,969

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

Advisor Freedom 2020	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 247,756	$ 119
Class T	.25%	.25%	576,620	1,778
Class B	.75%	.25%	368,111	276,168
Class C	.75%	.25%	269,218	169,815
			$ 1,461,705	$ 447,880
Advisor Freedom 2025
Class A	0%	.25%	$ 34,726	$ 138
Class T	.25%	.25%	84,130	676
Class B	.75%	.25%	82,291	61,925
Class C	.75%	.25%	64,654	50,792
			$ 265,801	$ 113,531
Advisor Freedom 2030
Class A	0%	.25%	$ 108,199	$ 47
Class T	.25%	.25%	312,765	430
Class B	.75%	.25%	198,696	149,042
Class C	.75%	.25%	155,561	82,354
			$ 775,221	$ 231,873
Advisor Freedom 2035
Class A	0%	.25%	$ 18,048	$ 176
Class T	.25%	.25%	35,288	1,127
Class B	.75%	.25%	38,162	29,153
Class C	.75%	.25%	27,186	22,669
			$ 118,684	$ 53,125
Advisor Freedom 2040
Class A	0%	.25%	$ 54,205	$ -
Class T	.25%	.25%	202,404	-
Class B	.75%	.25%	125,076	93,822
Class C	.75%	.25%	141,164	102,792
			$ 522,849	$ 196,614

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Advisor Freedom Income	Retained by FDC
Class A	$ 33,054
Class T	8,122
Class B*	19,099
Class C*	9,294
$ 69,569
Advisor Freedom 2005
Class A	$ 29,410
Class T	6,445
Class B*	5,468
Class C*	1,722
$ 43,045

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Advisor Freedom 2010	Retained by FDC
Class A	$ 174,190
Class T	35,996
Class B*	69,043
Class C*	6,339
$ 285,568
Advisor Freedom 2015
Class A	$ 170,386
Class T	38,350
Class B*	25,092
Class C*	2,734
$ 236,562
Advisor Freedom 2020
Class A	$ 261,720
Class T	47,093
Class B*	93,213
Class C*	8,647
$ 410,673
Advisor Freedom 2025
Class A	$ 123,169
Class T	24,118
Class B*	32,977
Class C*	794
$ 181,058
Advisor Freedom 2030
Class A	$ 146,952
Class T	30,735
Class B*	51,770
Class C*	3,175
$ 232,632
Advisor Freedom 2035
Class A	$ 55,616
Class T	9,685
Class B*	10,482
Class C*	622
$ 76,405
Advisor Freedom 2040
Class A	$ 125,061
Class T	26,602
Class B*	29,968
Class C*	6,272
$ 187,903

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

Notes to Financial Statements - continued

5. Expense Reductions.

FMR agreed to reimburse the funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Advisor Freedom Income
Class A	.33%	$ 1,660
Class T	.58%	4,609
Class B	1.08%	888
Class C	1.08%	2,530
Institutional Class	.08%	96
Advisor Freedom 2005
Class A	.33%	819
Class T	.58%	1,122
Class B	1.08%	484
Class C	1.08%	873
Institutional Class	.08%	114
Advisor Freedom 2010
Class A	.33%	10,538
Class T	.58%	13,631
Class B	1.08%	4,692
Class C	1.08%	4,448
Institutional Class	.08%	1,003
Advisor Freedom 2015
Class A	.33%	4,730
Class T	.58%	6,561
Class B	1.08%	2,693
Class C	1.08%	2,552
Institutional Class	.08%	1,701
Advisor Freedom 2020
Class A	.33%	20,522
Class T	.58%	25,525
Class B	1.08%	8,166
Class C	1.08%	6,140
Institutional Class	.08%	1,540
Advisor Freedom 2025
Class A	.33%	3,148
Class T	.58%	4,168
Class B	1.08%	1,917
Class C	1.08%	1,546
Institutional Class	.08%	181
Advisor Freedom 2030
Class A	.33%	9,109
Class T	.58%	14,137
Class B	1.08%	4,431
Class C	1.08%	3,564
Institutional Class	.08%	1,021

Annual Report

5. Expense Reductions - continued

Advisor Freedom 2035	Expense Limitations	Reimbursement from adviser
Class A	.33%	$ 1,597
Class T	.58%	1,759
Class B	1.08%	955
Class C	1.08%	664
Institutional Class	.08%	67
Advisor Freedom 2040
Class A	.33%	4,731
Class T	.58%	8,889
Class B	1.08%	2,861
Class C	1.08%	3,269
Institutional Class	.08%	548

In addition, through arrangements with each applicable fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable fund's management fee. During the period, these credits reduced management fees by the following amounts:

Advisor Freedom Income	$ 25
Advisor Freedom 2010	36
Advisor Freedom 2015	2
Advisor Freedom 2020	99
Advisor Freedom 2025	3
Advisor Freedom 2030	61
Advisor Freedom 2035	1
Advisor Freedom 2040	40

6. Other.

The funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the funds. In the normal course of business, the funds may also enter into contracts that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the funds. The risk of material loss from such claims is considered remote.

The funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the funds within their principal investment strategies may represent a significant portion of the Underlying Funds' net assets. The funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Advisor Large Cap Fund	20%

In addition, at the end of the period, FMR or its affiliates and certain otherwise unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares of the following funds:

	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
Advisor Freedom Income	-	1	10%
Advisor Freedom 2005	-	1	12%
Advisor Freedom 2020	-	1	10%

Annual Report

Notes to Financial Statements - continued

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended March 31,
Advisor Freedom Income	2005	2004 A, B
From net investment income
Class A	$ 156,915	$ 19,649
Class T	358,648	79,678
Class B	44,872	18,877
Class C	134,067	34,941
Institutional Class	10,148	3,223
Total	$ 704,650	$ 156,368
From net realized gain
Class A	$ 5,263	$ -
Class T	15,048	-
Class B	3,971	-
Class C	10,183	-
Institutional Class	364	-
Total	$ 34,829	$ -
Advisor Freedom 2005
From net investment income
Class A	$ 72,744	$ 1,826
Class T	71,074	1,280
Class B	23,488	1,542
Class C	54,062	1,663
Institutional Class	9,928	2,257
Total	$ 231,296	$ 8,568
From net realized gain
Class A	$ 817	$ -
Class T	951	-
Class B	646	-
Class C	641	-
Institutional Class	188	-
Total	$ 3,243	$ -
Advisor Freedom 2010
From net investment income
Class A	$ 896,266	$ 43,977
Class T	1,070,938	66,548
Class B	244,225	49,040
Class C	262,890	34,840
Institutional Class	104,924	1,907
Total	$ 2,579,243	$ 196,312
From net realized gain
Class A	$ 6,722	$ -
Class T	7,134	-
Class B	3,175	-
Class C	2,556	-
Institutional Class	614	-
Total	$ 20,201	$ -
Advisor Freedom 2015
From net investment income
Class A	$ 362,175	$ 5,218
Class T	450,450	5,119
Class B	125,071	4,459
Class C	117,958	2,525
Institutional Class	160,357	1,200
Total	$ 1,216,011	$ 18,521

Annual Report

7. Distributions to Shareholders - continued

	Years ended March 31,
Advisor Freedom 2015 - continued	2005	2004 A, B
From net realized gain
Class A	$ 1,578	$ -
Class T	1,718	-
Class B	1,172	-
Class C	898	-
Institutional Class	1,171	-
Total	$ 6,537	$ -
Advisor Freedom 2020
From net investment income
Class A	$ 1,730,029	$ 89,794
Class T	1,789,888	125,405
Class B	435,029	78,799
Class C	327,289	50,035
Institutional Class	157,704	2,901
Total	$ 4,439,939	$ 346,934
From net realized gain
Class A	$ 27,378	$ -
Class T	23,535	-
Class B	9,581	-
Class C	6,642	-
Institutional Class	944	-
Total	$ 68,080	$ -
Advisor Freedom 2025
From net investment income
Class A	$ 224,481	$ 2,746
Class T	274,089	1,859
Class B	77,176	3,827
Class C	61,009	2,202
Institutional Class	10,710	1,200
Total	$ 647,465	$ 11,834
From net realized gain
Class A	$ 430	$ -
Class T	395	-
Class B	443	-
Class C	333	-
Institutional Class	28	-
Total	$ 1,629	$ -
Advisor Freedom 2030
From net investment income
Class A	$ 638,944	$ 35,680
Class T	938,314	69,540
Class B	178,105	38,645
Class C	146,090	29,038
Institutional Class	83,950	2,000
Total	$ 1,985,403	$ 174,903
From net realized gain
Class A	$ 5,495	$ -
Class T	5,920	-
Class B	2,610	-
Class C	1,897	-
Institutional Class	443	-
Total	$ 16,365	$ -

Annual Report

Notes to Financial Statements - continued

7. Distributions to Shareholders - continued

	Years ended March 31,
Advisor Freedom 2035	2005	2004 A, B
From net investment income
Class A	$ 138,492	$ 3,119
Class T	124,168	1,638
Class B	48,334	3,169
Class C	34,996	2,371
Institutional Class	5,668	1,700
Total	$ 351,658	$ 11,997
From net realized gain
Class A	$ 272	$ -
Class T	213	-
Class B	175	-
Class C	105	-
Institutional Class	23	-
Total	$ 788	$ -
Advisor Freedom 2040
From net investment income
Class A	$ 357,270	$ 17,994
Class T	516,094	50,760
Class B	124,906	23,869
Class C	140,661	21,670
Institutional Class	51,136	2,167
Total	$ 1,190,067	$ 116,460

A For the period July 24, 2003 (commencement of operations) to March 31, 2004 for Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2030 Fund and Fidelity Advisor Freedom 2040 Fund.

B For the period November 6, 2003 (commencement of operations) to March 31, 2004 for Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2025 Fund and Fidelity Advisor Freedom 2035 Fund.

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended March 31,		Years ended March 31,
Advisor Freedom Income	2005	2004 A,B	2005	2004 A, B
Class A
Shares sold	728,210	556,120	$ 7,481,125	$ 5,708,669
Reinvestment of distributions	13,977	1,560	144,254	16,075
Shares redeemed	(241,418)	(76,230)	(2,487,639)	(789,030)
Net increase(decrease)	500,769	481,450	$ 5,137,740	$ 4,935,714
Class T
Shares sold	2,252,617	1,803,899	$ 23,261,446	$ 18,395,637
Reinvestment of distributions	34,674	7,538	358,020	77,485
Shares redeemed	(868,775)	(412,756)	(8,962,920)	(4,222,818)
Net increase(decrease)	1,418,516	1,398,681	$ 14,656,546	$ 14,250,304
Class B
Shares sold	202,570	406,170	$ 2,078,692	$ 4,116,167
Reinvestment of distributions	4,403	1,783	45,378	18,299
Shares redeemed	(125,605)	(56,322)	(1,287,886)	(578,381)
Net increase(decrease)	81,368	351,631	$ 836,184	$ 3,556,085
Class C
Shares sold	888,712	968,910	$ 9,098,996	$ 9,906,406
Reinvestment of distributions	10,052	2,293	103,577	23,551
Shares redeemed	(419,464)	(79,710)	(4,313,437)	(821,157)
Net increase(decrease)	479,300	891,493	$ 4,889,136	$ 9,108,800
Institutional Class
Shares sold	42,061	34,289	$ 432,907	$ 345,318
Reinvestment of distributions	760	204	7,846	2,087
Shares redeemed	(16,642)	(1)	(170,939)	(6)
Net increase(decrease)	26,179	34,492	$ 269,814	$ 347,399

Annual Report

8. Share Transactions - continued

	Shares		Dollars
	Years ended March 31,		Years ended March 31,
Advisor Freedom 2005	2005	2004 A,B	2005	2004 A, B
Class A
Shares sold	585,329	132,035	$ 6,132,477	$ 1,369,748
Reinvestment of distributions	6,487	177	69,326	1,810
Shares redeemed	(159,401)	(1)	(1,685,117)	(15)
Net increase(decrease)	432,415	132,211	$ 4,516,686	$ 1,371,543
Class T
Shares sold	772,833	194,308	$ 8,098,797	$ 2,020,332
Reinvestment of distributions	6,710	125	71,635	1,280
Shares redeemed	(218,069)	(632)	(2,293,607)	(6,663)
Net increase(decrease)	561,474	193,801	$ 5,876,825	$ 2,014,949
Class B
Shares sold	192,162	119,966	$ 2,010,191	$ 1,241,061
Reinvestment of distributions	1,998	141	21,257	1,444
Shares redeemed	(48,192)	(5,213)	(503,088)	(54,663)
Net increase(decrease)	145,968	114,894	$ 1,528,360	$ 1,187,842
Class C
Shares sold	478,945	104,471	$ 4,977,613	$ 1,080,313
Reinvestment of distributions	4,388	163	46,808	1,663
Shares redeemed	(48,603)	(2,131)	(512,104)	(22,078)
Net increase(decrease)	434,730	102,503	$ 4,512,317	$ 1,059,898
Institutional Class
Shares sold	34,319	37,614	$ 360,945	$ 380,010
Reinvestment of distributions	860	221	9,166	2,257
Shares redeemed	(11,601)	-	(125,056)	-
Net increase(decrease)	23,578	37,835	$ 245,055	$ 382,267
Advisor Freedom 2010
Class A
Shares sold	4,608,995	6,011,846	$ 50,250,054	$ 64,179,052
Reinvestment of distributions	78,688	3,950	872,410	41,954
Shares redeemed	(950,972)	(3,027,942)	(10,395,541)	(32,337,081)
Net increase(decrease)	3,736,711	2,987,854	$ 40,726,923	$ 31,883,925
Class T
Shares sold	7,487,847	3,031,245	$ 81,779,426	$ 32,349,186
Reinvestment of distributions	96,564	6,169	1,069,348	65,456
Shares redeemed	(1,698,806)	(288,271)	(18,462,716)	(3,097,922)
Net increase(decrease)	5,885,605	2,749,143	$ 64,386,058	$ 29,316,720
Class B
Shares sold	1,378,429	1,431,674	$ 14,897,988	$ 15,072,786
Reinvestment of distributions	20,499	4,375	226,286	46,370
Shares redeemed	(292,158)	(65,871)	(3,159,106)	(697,008)
Net increase(decrease)	1,106,770	1,370,178	$ 11,965,168	$ 14,422,148
Class C
Shares sold	1,743,474	1,108,463	$ 18,868,200	$ 11,728,611
Reinvestment of distributions	20,727	2,998	228,983	31,779
Shares redeemed	(295,172)	(48,773)	(3,194,192)	(528,477)
Net increase(decrease)	1,469,029	1,062,688	$ 15,902,991	$ 11,231,913
Institutional Class
Shares sold	496,890	161,267	$ 5,380,233	$ 1,748,838
Reinvestment of distributions	6,067	143	67,159	1,516
Shares redeemed	(155,576)	(6,723)	(1,710,806)	(73,690)
Net increase(decrease)	347,381	154,687	$ 3,736,586	$ 1,676,664

Annual Report

Notes to Financial Statements - continued

8. Share Transactions - continued

	Shares		Dollars
	Years ended March 31,		Years ended March 31,
Advisor Freedom 2015	2005	2004 A,B	2005	2004 A, B
Class A
Shares sold	4,003,451	453,543	$ 42,707,661	$ 4,740,621
Reinvestment of distributions	31,923	503	349,281	5,159
Shares redeemed	(307,000)	(2,716)	(3,266,298)	(28,286)
Net increase(decrease)	3,728,374	451,330	$ 39,790,644	$ 4,717,494
Class T
Shares sold	5,141,514	478,142	$ 54,603,890	$ 5,005,957
Reinvestment of distributions	40,873	498	446,960	5,107
Shares redeemed	(458,057)	(2,027)	(4,861,368)	(21,269)
Net increase(decrease)	4,724,330	476,613	$ 50,189,482	$ 4,989,795
Class B
Shares sold	1,449,464	403,545	$ 15,307,338	$ 4,213,233
Reinvestment of distributions	10,737	434	117,212	4,450
Shares redeemed	(109,668)	(630)	(1,158,377)	(6,636)
Net increase(decrease)	1,350,533	403,349	$ 14,266,173	$ 4,211,047
Class C
Shares sold	1,505,221	343,634	$ 15,938,225	$ 3,596,889
Reinvestment of distributions	8,911	237	97,350	2,428
Shares redeemed	(90,162)	(3,598)	(956,104)	(38,127)
Net increase(decrease)	1,423,970	340,273	$ 15,079,471	$ 3,561,190
Institutional Class
Shares sold	1,325,729	26,468	$ 14,281,479	$ 268,672
Reinvestment of distributions	14,118	117	154,581	1,200
Shares redeemed	(176,462)	-	(1,867,613)	-
Net increase(decrease)	1,163,385	26,585	$ 12,568,447	$ 269,872
Advisor Freedom 2020
Class A
Shares sold	6,713,038	7,039,702	$ 76,292,402	$ 77,494,120
Reinvestment of distributions	146,966	7,871	1,714,049	85,955
Shares redeemed	(1,527,689)	(642,065)	(17,327,477)	(7,227,956)
Net increase(decrease)	5,332,315	6,405,508	$ 60,678,974	$ 70,352,119
Class T
Shares sold	12,699,220	4,882,894	$ 143,541,530	$ 53,798,538
Reinvestment of distributions	153,474	11,313	1,793,543	123,537
Shares redeemed	(2,089,785)	(260,830)	(23,854,402)	(2,914,264)
Net increase(decrease)	10,762,909	4,633,377	$ 121,480,671	$ 51,007,811
Class B
Shares sold	2,516,778	2,121,988	$ 28,294,743	$ 22,935,276
Reinvestment of distributions	36,057	6,931	420,877	75,615
Shares redeemed	(314,860)	(63,508)	(3,560,956)	(709,002)
Net increase(decrease)	2,237,975	2,065,411	$ 25,154,664	$ 22,301,889
Class C
Shares sold	2,324,713	1,436,597	$ 26,225,111	$ 15,662,940
Reinvestment of distributions	24,834	3,975	289,805	43,369
Shares redeemed	(332,947)	(31,556)	(3,727,954)	(351,618)
Net increase(decrease)	2,016,600	1,409,016	$ 22,786,962	$ 15,354,691
Institutional Class
Shares sold	926,868	213,708	$ 10,370,986	$ 2,403,565
Reinvestment of distributions	10,712	165	125,784	1,800
Shares redeemed	(107,358)	(12,532)	(1,238,107)	(140,399)
Net increase(decrease)	830,222	201,341	$ 9,258,663	$ 2,264,966

Annual Report

8. Share Transactions - continued

	Shares		Dollars
	Years ended March 31,		Years ended March 31,
Advisor Freedom 2025	2005	2004 A,B	2005	2004 A, B
Class A
Shares sold	5,276,780	214,014	$ 57,517,460	$ 2,244,093
Reinvestment of distributions	19,938	267	222,747	2,746
Shares redeemed	(94,969)	(161)	(1,026,036)	(1,730)
Net increase(decrease)	5,201,749	214,120	$ 56,714,171	$ 2,245,109
Class T
Shares sold	3,762,442	243,313	$ 40,548,861	$ 2,566,782
Reinvestment of distributions	24,426	168	273,522	1,733
Shares redeemed	(656,224)	(4,450)	(7,186,110)	(47,326)
Net increase(decrease)	3,130,644	239,031	$ 33,636,273	$ 2,521,189
Class B
Shares sold	1,071,244	261,803	$ 11,424,918	$ 2,752,450
Reinvestment of distributions	6,592	362	73,482	3,722
Shares redeemed	(108,115)	(1,779)	(1,143,060)	(19,098)
Net increase(decrease)	969,721	260,386	$ 10,355,340	$ 2,737,074
Class C
Shares sold	854,961	205,102	$ 9,116,240	$ 2,156,679
Reinvestment of distributions	4,495	195	50,136	2,008
Shares redeemed	(64,614)	(4,537)	(685,152)	(48,091)
Net increase(decrease)	794,842	200,760	$ 8,481,224	$ 2,110,596
Institutional Class
Shares sold	190,349	20,644	$ 2,059,061	$ 207,010
Reinvestment of distributions	854	116	9,558	1,200
Shares redeemed	(37,209)	-	(408,139)	-
Net increase(decrease)	153,994	20,760	$ 1,660,480	$ 208,210
Advisor Freedom 2030
Class A
Shares sold	3,725,720	2,657,168	$ 43,285,155	$ 29,782,835
Reinvestment of distributions	52,499	3,132	630,708	34,676
Shares redeemed	(653,805)	(231,842)	(7,592,923)	(2,650,316)
Net increase(decrease)	3,124,414	2,428,458	$ 36,322,940	$ 27,167,195
Class T
Shares sold	7,556,712	2,514,746	$ 87,295,265	$ 28,024,586
Reinvestment of distributions	76,945	6,254	924,403	69,167
Shares redeemed	(1,335,355)	(148,511)	(15,591,463)	(1,683,269)
Net increase(decrease)	6,298,302	2,372,489	$ 72,628,205	$ 26,410,484
Class B
Shares sold	1,441,453	1,105,667	$ 16,551,682	$ 12,159,059
Reinvestment of distributions	14,367	3,296	172,589	36,421
Shares redeemed	(169,554)	(39,962)	(1,953,216)	(454,012)
Net increase(decrease)	1,286,266	1,069,001	$ 14,771,055	$ 11,741,468
Class C
Shares sold	1,214,477	892,318	$ 13,923,553	$ 9,844,674
Reinvestment of distributions	10,905	2,197	131,015	24,276
Shares redeemed	(179,159)	(44,688)	(2,091,102)	(510,933)
Net increase(decrease)	1,046,223	849,827	$ 11,963,466	$ 9,358,017
Institutional Class
Shares sold	648,019	95,905	$ 7,437,369	$ 1,079,123
Reinvestment of distributions	4,103	173	49,211	1,916
Shares redeemed	(79,362)	(6,432)	(930,147)	(74,028)
Net increase(decrease)	572,760	89,646	$ 6,556,433	$ 1,007,011

Annual Report

Notes to Financial Statements - continued

8. Share Transactions - continued

	Shares		Dollars
	Years ended March 31,		Years ended March 31,
Advisor Freedom 2035	2005	2004 A,B	2005	2004 A, B
Class A
Shares sold	1,306,403	177,071	$ 14,223,336	$ 1,865,742
Reinvestment of distributions	12,002	299	135,434	3,084
Shares redeemed	(112,316)	(1,226)	(1,200,215)	(13,000)
Net increase(decrease)	1,206,089	176,144	$ 13,158,555	$ 1,855,826
Class T
Shares sold	1,582,067	97,843	$ 17,237,692	$ 1,031,539
Reinvestment of distributions	10,972	159	123,545	1,638
Shares redeemed	(199,783)	(95)	(2,193,255)	(1,015)
Net increase(decrease)	1,393,256	97,907	$ 15,167,982	$ 1,032,162
Class B
Shares sold	567,399	105,253	$ 6,107,462	$ 1,097,083
Reinvestment of distributions	4,279	308	48,075	3,169
Shares redeemed	(46,723)	(314)	(510,531)	(3,293)
Net increase(decrease)	524,955	105,247	$ 5,645,006	$ 1,096,959
Class C
Shares sold	394,064	83,351	$ 4,222,523	$ 870,026
Reinvestment of distributions	2,802	220	31,509	2,265
Shares redeemed	(16,996)	(218)	(184,466)	(2,276)
Net increase(decrease)	379,870	83,353	$ 4,069,566	$ 870,015
Institutional Class
Shares sold	23,012	20,001	$ 248,080	$ 200,010
Reinvestment of distributions	480	165	5,406	1,700
Shares redeemed	(1,465)	-	(15,843)	-
Net increase(decrease)	22,027	20,166	$ 237,643	$ 201,710
Advisor Freedom 2040
Class A
Shares sold	3,857,042	937,469	$ 45,930,304	$ 10,645,307
Reinvestment of distributions	28,564	1,597	350,714	17,851
Shares redeemed	(417,971)	(107,215)	(4,959,405)	(1,237,201)
Net increase(decrease)	3,467,635	831,851	$ 41,321,613	$ 9,425,957
Class T
Shares sold	4,878,040	1,768,005	$ 57,327,142	$ 19,891,891
Reinvestment of distributions	41,907	4,509	514,396	50,369
Shares redeemed	(1,063,534)	(118,254)	(12,602,134)	(1,362,835)
Net increase(decrease)	3,856,413	1,654,260	$ 45,239,404	$ 18,579,425
Class B
Shares sold	1,020,115	653,746	$ 11,904,851	$ 7,321,660
Reinvestment of distributions	9,751	2,047	119,452	22,842
Shares redeemed	(102,560)	(30,887)	(1,209,741)	(356,280)
Net increase(decrease)	927,306	624,906	$ 10,814,562	$ 6,988,222
Class C
Shares sold	1,473,064	634,471	$ 17,144,955	$ 7,073,358
Reinvestment of distributions	10,547	1,860	129,196	20,761
Shares redeemed	(259,960)	(34,976)	(3,017,274)	(401,419)
Net increase(decrease)	1,223,651	601,355	$ 14,256,877	$ 6,692,700
Institutional Class
Shares sold	384,780	25,651	$ 4,445,168	$ 264,662
Reinvestment of distributions	2,257	183	27,746	2,044
Shares redeemed	(41,149)	(554)	(491,734)	(6,457)
Net increase(decrease)	345,888	25,280	$ 3,981,180	$ 260,249

A For the period July 24, 2003 (commencement of operations) to March 31, 2004 for Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2030 Fund and Fidelity Advisor Freedom 2040 Fund.

B For the period November 6, 2003 (commencement of operations) to March 31, 2004 for Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2025 Fund and Fidelity Advisor Freedom 2035 Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Aberdeen Street Trust and the Shareholders of Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund and Fidelity Advisor Freedom 2040 Fund:

We have audited the accompanying statements of assets and liabilities of Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund and Fidelity Advisor Freedom 2040 Fund (the Funds), each a fund of the Fidelity Aberdeen Street Trust, including the portfolios of investments, as of March 31, 2005, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purposes of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of March 31, 2005, the results of their operations for the year then ended, and the changes in their net assets and their financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 19, 2005

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each Advisor Freedom Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Advisor Freedom Fund's activities, review contractual arrangements with companies that provide services to each Advisor Freedom Fund, and review each Advisor Freedom Fund's performance. If the interests of an Advisor Freedom Fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees and Member of the Advisory Board fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the Advisor Freedom Funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers, the Trustees, and Member of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for William O. McCoy, Dennis J. Dirks, and Kenneth L. Wolfe, each of the Trustees oversees 308 funds advised by FMR or an affiliate. Mr. McCoy oversees 310 funds advised by FMR or an affiliate. Mr. Dirks and Mr. Wolfe oversee 297 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each Trustee who is not an "interested person" (as defined in the 1940 Act) (Independent Trustee) shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (74)**

Year of Election or Appointment: 1991

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director (2000-present) of FMR Co., Inc.

Abigail P. Johnson (43)**

Year of Election or Appointment: 2001

Senior Vice President of Advisor Freedom Income (2003), Advisor Freedom 2005 (2003), Advisor Freedom 2010 (2003), Advisor Freedom 2015 (2003), Advisor Freedom 2020 (2003), Advisor Freedom 2025 (2003), Advisor Freedom 2030 (2003), Advisor Freedom 2035 (2003), and Advisor Freedom 2040 (2003). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001-present). She is President and a Director of FMR (2001-present), Fidelity Investments Money Management, Inc. (2001-present), FMR Co., Inc. (2001-present), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (50)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002-present) and Chief Financial Officer (2002-present) of FMR Corp. Previously, Ms. Cronin served as Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003-present) and Chief Operating Officer (2002-present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000-present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (56)

Year of Election or Appointment: 2005

Mr. Dirks also serves as a Trustee (2005-present) or Member of the Advisory Board (2004-present) of other investment companies advised by FMR. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Robert M. Gates (61)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the Independent Trustees (2005-present). Dr. Gates is President of Texas A&M University (2002-present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001-present), and Brinker International (restaurant management, 2003-present). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001-present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (68)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), Teletech Holdings (customer management services), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000-present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), and INET Technologies Inc. (telecommunications network surveillance, 2001-2004).

Marie L. Knowles (58)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Council on Foreign Relations.

Marvin L. Mann (71)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the Independent Trustees (2001-present). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director's Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system).

Cornelia M. Small (60)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (65)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000-present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2000-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Mr. Wolfe also serves as a Trustee (2005-present) or Member of the Advisory Board (2004-present) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Annual Report

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Aberdeen Street Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director (2000-present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Bart A. Grenier (46)

Year of Election or Appointment: 2003

Vice President of Advisor Freedom Income, Advisor Freedom 2005, Advisor Freedom 2010, Advisor Freedom 2015, Advisor Freedom 2020, Advisor Freedom 2025, Advisor Freedom 2030, Advisor Freedom 2035, and Advisor Freedom 2040. Mr. Grenier also serves as Vice President of certain Equity Funds (2001), a position he previously held from 1999 to 2000, and Vice President of certain High Income Funds (2002). He is Senior Vice President of FMR (1999) and FMR Co., Inc. (2001), and President and Director of Strategic Advisers, Inc. (2002). He also heads Fidelity's Asset Allocation Group (2000), Fidelity's Growth and Income Group (2001), Fidelity's Value Group (2001), and Fidelity's High Income Division (2001). Previously, Mr. Grenier served as President of Fidelity Ventures (2000), Vice President of certain High Income Funds (1997-2000), High Income Division Head (1997-2000), Group Leader of the Income-Growth and Asset Allocation-Income Groups (1996-2000), and Assistant Equity Division Head (1997-2000).

Ren Y. Cheng (48)

Year of Election or Appointment: 2003

Vice President of Advisor Freedom Income, Advisor Freedom 2005, Advisor Freedom 2010, Advisor Freedom 2015, Advisor Freedom 2020, Advisor Freedom 2025, Advisor Freedom 2030, Advisor Freedom 2035, and Advisor Freedom 2040. Mr. Cheng also serves as Vice President of other funds advised by Strategic Advisers Inc., including the Fidelity Freedom Funds. Prior to assuming his current responsibilities, Mr. Cheng managed a variety of Fidelity funds. Mr. Cheng also serves as Vice President of FMR (2002), FMR Co., Inc. (2002) and Strategic Advisors, Inc. (2003).

Eric D. Roiter (56)

Year of Election or Appointment: 2003

Secretary of Advisor Freedom Income, Advisor Freedom 2005, Advisor Freedom 2010, Advisor Freedom 2015, Advisor Freedom 2020, Advisor Freedom 2025, Advisor Freedom 2030, Advisor Freedom 2035, and Advisor Freedom 2040. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Management & Research (Far East) Inc. (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously. Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Stuart Fross (45)

Year of Election or Appointment: 2003

Assistant Secretary of Advisor Freedom Income, Advisor Freedom 2005, Advisor Freedom 2010, Advisor Freedom 2015, Advisor Freedom 2020, Advisor Freedom 2025, Advisor Freedom 2030, Advisor Freedom 2035, and Advisor Freedom 2040. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

Christine Reynolds (46)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of Advisor Freedom Income, Advisor Freedom 2005, Advisor Freedom 2010, Advisor Freedom 2015, Advisor Freedom 2020, Advisor Freedom 2025, Advisor Freedom 2030, Advisor Freedom 2035, and Advisor Freedom 2040. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (54)

Year of Election or Appointment: 2003

Chief Financial Officer of Advisor Freedom Income, Advisor Freedom 2005, Advisor Freedom 2010, Advisor Freedom 2015, Advisor Freedom 2020, Advisor Freedom 2025, Advisor Freedom 2030, Advisor Freedom 2035, and Advisor Freedom 2040. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of Advisor Freedom Income, Advisor Freedom 2005, Advisor Freedom 2010, Advisor Freedom 2015, Advisor Freedom 2020, Advisor Freedom 2025, Advisor Freedom 2030, Advisor Freedom 2035, and Advisor Freedom 2040. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (46)

Year of Election or Appointment: 2003

Deputy Treasurer of Advisor Freedom Income, Advisor Freedom 2005, Advisor Freedom 2010, Advisor Freedom 2015, Advisor Freedom 2020, Advisor Freedom 2025, Advisor Freedom 2030, Advisor Freedom 2035, and Advisor Freedom 2040. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Bryan A. Mehrmann (43)

Year of Election or Appointment: 2005

Deputy Treasurer of Advisor Freedom Income, Advisor Freedom 2005, Advisor Freedom 2010, Advisor Freedom 2015, Advisor Freedom 2020, Advisor Freedom 2025, Advisor Freedom 2030, Advisor Freedom 2035, and Advisor Freedom 2040. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004

Deputy Treasurer of Advisor Freedom Income, Advisor Freedom 2005, Advisor Freedom 2010, Advisor Freedom 2015, Advisor Freedom 2020, Advisor Freedom 2025, Advisor Freedom 2030, Advisor Freedom 2035, and Advisor Freedom 2040. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Kenneth B. Robins (35)

Year of Election or Appointment: 2005

Deputy Treasurer of Advisor Freedom Income, Advisor Freedom 2005, Advisor Freedom 2010, Advisor Freedom 2015, Advisor Freedom 2020, Advisor Freedom 2025, Advisor Freedom 2030, Advisor Freedom 2035, and Advisor Freedom 2040. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

John H. Costello (58)

Year of Election or Appointment: 2003

Assistant Treasurer of Advisor Freedom Income, Advisor Freedom 2005, Advisor Freedom 2010, Advisor Freedom 2015, Advisor Freedom 2020, Advisor Freedom 2025, Advisor Freedom 2030, Advisor Freedom 2035, and Advisor Freedom 2040. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (51)

Year of Election or Appointment: 2004

Assistant Treasurer of Advisor Freedom Income, Advisor Freedom 2005, Advisor Freedom 2010, Advisor Freedom 2015, Advisor Freedom 2020, Advisor Freedom 2025, Advisor Freedom 2030, Advisor Freedom 2035, and Advisor Freedom 2040. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (49)

Year of Election or Appointment: 2003

Assistant Treasurer of Advisor Freedom Income, Advisor Freedom 2005, Advisor Freedom 2010, Advisor Freedom 2015, Advisor Freedom 2020, Advisor Freedom 2025, Advisor Freedom 2030, Advisor Freedom 2035, and Advisor Freedom 2040. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Annual Report

Distributions

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

Advisor Freedom Income	Pay Date	Record Date	Dividends	Capital Gains
Class A	05/09/05	05/06/05	$.009	$.035
Class T	05/09/05	05/06/05	$.007	$.035
Class B	05/09/05	05/06/05	$.002	$.035
Class C	05/09/05	05/06/05	$.002	$.035
Advisor Freedom 2005	Pay Date	Record Date	Dividends	Capital Gains
Class A	05/09/05	05/06/05	$.02	$.03
Class T	05/09/05	05/06/05	$.019	$.03
Class B	05/09/05	05/06/05	$.002	$.03
Class C	05/09/05	05/06/05	$.002	$.03
Advisor Freedom 2010	Pay Date	Record Date	Dividends	Capital Gains
Class A	05/09/05	05/06/05	$.03	$.045
Class T	05/09/05	05/06/05	$.023	$.045
Class B	05/09/05	05/06/05	$.011	$.045
Class C	05/09/05	05/06/05	$.011	$.045
Advisor Freedom 2015	Pay Date	Record Date	Dividends	Capital Gains
Class A	05/09/05	05/06/05	$.016	$.04
Class T	05/09/05	05/06/05	$.011	$.04
Class B	05/09/05	05/06/05	-	$.04
Class C	05/09/05	05/06/05	-	$.04
Advisor Freedom 2020	Pay Date	Record Date	Dividends	Capital Gains
Class A	05/09/05	05/06/05	$.014	$.055
Class T	05/09/05	05/06/05	$.008	$.055
Class B	05/09/05	05/06/05	-	$.049
Class C	05/09/05	05/06/05	-	$.051
Advisor Freedom 2025	Pay Date	Record Date	Dividends	Capital Gains
Class A	05/16/05	05/13/05	$.004	$.03
Class T	05/16/05	05/13/05	-	$.026
Class B	05/16/05	05/13/05	-	$.02
Class C	05/16/05	05/13/05	-	$.02
Advisor Freedom 2030	Pay Date	Record Date	Dividends	Capital Gains
Class A	05/16/05	05/13/05	-	$.054
Class T	05/16/05	05/13/05	-	$.047
Class B	05/16/05	05/13/05	-	$.04
Class C	05/16/05	05/13/05	-	$.04
Advisor Freedom 2035	Pay Date	Record Date	Dividends	Capital Gains
Class A	05/16/05	05/13/05	-	$.02
Class T	05/16/05	05/13/05	-	$.02
Class B	05/16/05	05/13/05	-	$.02
Class C	05/16/05	05/13/05	-	$.02
Advisor Freedom 2040	Pay Date	Record Date	Dividends	Capital Gains
Class A	05/16/05	05/13/05	-	$.036
Class T	05/16/05	05/13/05	-	$.03
Class B	05/16/05	05/13/05	-	$.03
Class C	05/16/05	05/13/05	-	$.03

Annual Report

The funds hereby designate as capital gain dividends the amounts noted below for the taxable year indicated or for dividends for the taxable year ended 2005, if subsequently determined to be different, the net capital gain of such year; and for dividends for the taxable year ended 2004, if subsequently determined to be different, the excess of: (a) the net capital gain of such year, over (b) amounts previously designated as capital gain dividends with respect to such year.

Fund	2005	2004
Advisor Freedom Income	131,393	35,147
Advisor Freedom 2005	46,126	3,194
Advisor Freedom 2010	744,259	17,590
Advisor Freedom 2015	450,993	5,169
Advisor Freedom 2020	1,569,597	62,696
Advisor Freedom 2025	244,701	394
Advisor Freedom 2030	805,486	12,872
Advisor Freedom 2035	97,237	421
Advisor Freedom 2040	400,970	-

A percentage of the dividends distributed during the fiscal year for the following funds was derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fund	Class A	Class T	Class B	Class C
Advisor Freedom Income	12.23%	12.23%	12.23%	12.23%
Advisor Freedom 2005	8.43%	8.43%	8.43%	8.43%
Advisor Freedom 2010	9.02%	9.02%	9.02%	9.02%
Advisor Freedom 2015	5.55%	5.55%	5.55%	5.55%
Advisor Freedom 2020	5.17%	5.17%	5.17%	5.17%

A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividends-received deduction for corporate shareholders:

Fund	Class A	Class T	Class B	Class C
Advisor Freedom Income
May 2004	13%	18%	22%	22%
June 2004	13%	18%	22%	22%
July 2004	13%	18%	22%	22%
August 2004	13%	18%	22%	22%
September 2004	13%	18%	22%	22%
October 2004	13%	18%	22%	22%
November 2004	13%	18%	22%	22%
December 2004 (ex date 12/03)	13%	18%	22%	22%
December 2004 (ex date 12/29)	13%	18%	22%	22%
February 2005	5%	7%	9%	10%
March 2005	5%	7%	9%	10%
Advisor Freedom 2005
May 2004	5%	5%	9%	9%
December 2004	24%	28%	36%	33%
Advisor Freedom 2010
May 2004	4%	5%	8%	7%
December 2004	25%	24%	38%	34%
Advisor Freedom 2015
May 2004	8%	13%	29%	-
December 2004	35%	38%	50%	49%
Fund	Class A	Class T	Class B	Class C
Advisor Freedom 2020
May 2004	10%	10%	26%	25%
December 2004	36%	41%	53%	53%
Advisor Freedom 2025
May 2004	13%	15%	100%	-
December 2004	45%	50%	72%	72%
Advisor Freedom 2030
May 2004	20%	28%	-	-
December 2004	49%	52%	76%	76%
Advisor Freedom 2035
May 2004	21%	31%	-	-
December 2004	41%	43%	57%	55%
Advisor Freedom 2040
May 2004	28%	25%	-	-
December 2004	50%	56%	74%	76%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fund	Class A	Class T	Class B	Class C
Advisor Freedom Income
May 2004	18%	18%	18%	18%
June 2004	18%	18%	18%	18%
July 2004	18%	18%	18%	18%
August 2004	18%	18%	18%	18%
September 2004	18%	18%	18%	18%
October 2004	18%	18%	18%	18%
November 2004	18%	18%	18%	18%
December 2004 (ex date 12/03)	18%	18%	18%	18%
December 2004 (ex date 12/29)	18%	18%	18%	18%
February 2005	10%	10%	10%	10%
March 2005	10%	10%	10%	10%
Advisor Freedom 2005
May 2004	5%	6%	9%	9%
December 2004	27%	31%	40%	36%
Advisor Freedom 2010
May 2004	5%	6%	9%	9%
December 2004	27%	29%	40%	36%
Advisor Freedom 2015
May 2004	9%	11%	41%	-
December 2004	39%	42%	56%	56%
Advisor Freedom 2020
May 2004	11%	13%	28%	28%
December 2004	41%	47%	60%	60%
Advisor Freedom 2025
May 2004	14%	16%	100%	-
December 2004	52%	57%	81%	81%
Advisor Freedom 2030
May 2004	23%	31%	-	-
December 2004	55%	60%	86%	86%
Fund	Class A	Class T	Class B	Class C
Advisor Freedom 2035
May 2004	23%	34%	-	-
December 2004	48%	51%	66%	66%
Advisor Freedom 2040
May 2004	31%	82%	-	-
December 2004	57%	66%	85%	85%

The funds will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

Annual Report

Annual Report

Annual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Shareholder Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

(Fidelity Investment logo)(registered trademark)

AFF-UANN-0505
1.792134.101

Fidelity Advisor Freedom Funds®-

Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040 - Institutional Class

Annual Report

March 31, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the funds have done over time.
Managements' Discussion	<Click Here>	The managers' review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Advisor Freedom Income	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Freedom 2005	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Freedom 2010	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Freedom 2015	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Freedom 2020	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Freedom 2025	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Freedom 2030	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Freedom 2035	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Freedom 2040	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Freedom Income Fund® - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the class's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2005	Past 1 year	Life of fund A
Institutional Class	1.21%	3.76%

A From July 24, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom Income - Institutional Class on July 24, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Advisor Freedom 2005 Fund ® - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the class's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2005	Past 1 year	Life of fund A
Institutional Class	2.79%	5.97%

A From November 6, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2005 - Institutional Class on November 6, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Advisor Freedom 2010 Fund ® - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the class's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2005	Past 1 year	Life of fund A
Institutional Class	2.80%	7.57%

A From July 24, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2010 - Institutional Class on July 31, 2003, shortly after the fund started. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index and the Lehman Brothers Aggregate Bond Index(dagger) performed over the same period.

* Going forward the Fidelity Advisor Freedom 2010 Fund will use the Lehman Brothers Aggregate Bond Index, rather than the S&P 500 Index, as its SEC benchmark.
The Lehman Brothers Aggregate Bond Index more closely represents the fund's investment strategy as fixed-income and short-term funds currently represent the majority of the fund's assets.

Annual Report

Fidelity Advisor Freedom 2015 Fund ® - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the class's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2005	Past 1 year	Life of fund A
Institutional Class	3.52%	7.23%

A From November 6, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2015 - Institutional Class on November 6, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500 Index performed over the same period.

Annual Report

Fidelity Advisor Freedom 2020 Fund ® - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the class's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2005	Past 1 year	Life of fund A
Institutional Class	4.06%	10.67%

A From July 24, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2020 - Institutional Class on July 24, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500 Index performed over the same period.

Annual Report

Fidelity Advisor Freedom 2025 Fund ® - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the class's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2005	Past 1 year	Life of fund A
Institutional Class	4.25%	8.42%

A From November 6, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2025 - Institutional Class on November 6, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500 Index performed over the same period.

Annual Report

Fidelity Advisor Freedom 2030 Fund ® - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the class's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2005	Past 1 year	Life of fund A
Institutional Class	4.50%	11.98%

A From July 24, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2030 - Institutional Class on July 24, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500 Index performed over the same period.

Annual Report

Fidelity Advisor Freedom 2035 Fund ® - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the class's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2005	Past 1 year	Life of fund A
Institutional Class	4.87%	9.29%

A From November 6, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2035 - Institutional Class on November 6, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500 Index performed over the same period.

Annual Report

Fidelity Advisor Freedom 2040 Fund® - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the class's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2005	Past 1 year	Life of fund A
Institutional Class	5.07%	13.20%

A From July 24, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2040 - Institutional Class on July 24, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500 Index performed over the same period.

Annual Report

Managements' Discussion of Fund Performance

Comments from Ren Cheng and Jonathan Shelon, Co-Portfolio Managers of Fidelity Advisor Freedom Funds®

Major U.S. equity benchmarks posted modest gains for the 12 months ending March 31, 2005. Stocks soared in the final quarter of 2004 in response to falling oil prices, a clear-cut conclusion to the presidential election, and positive economic and employment reports. The late-year surge accounted for nearly all of the 2004 calendar year's positive return. But the markets reversed course in the first quarter of 2005, as oil prices hit a record high of $57 per barrel and gasoline prices surged. Inflation concerns also took a toll, and the Federal Reserve Board hiked short-term interest rates seven times during the period. Despite the turmoil, most bellwether measures of U.S. equity market performance finished the period in the black. The broad-based Dow Jones Wilshire 5000 Composite IndexSM gained 7.19%. By comparison, overseas equity markets fared much better, helped in part by the U.S. dollar's weakness versus major foreign currencies for most of the year. The Morgan Stanley Capital InternationalSM Europe, Australasia, Far East (MSCI® EAFE®) Index, a proxy for the performance of overseas markets, rose 15.22%. Turning to fixed-income results, investment-grade bonds had only slightly positive returns for the year overall, tempered by rising interest rates and inflation concerns. The Lehman Brothers® Aggregate Bond Index returned 1.15%. High-yield bonds were the best-performing debt category, as evidenced by the 6.94% increase in the Merrill Lynch® U.S. High Yield Master II Index, bolstered by improving issuer fundamentals and very low default rates.

The Advisor Freedom Funds generally performed in line with our expectations during the year ending March 31, 2005, delivering a range of absolute returns appropriate for a series of portfolios with different asset allocations. (For specific performance results, please refer to the portfolio performance section of the Shareholder Update.) On a relative basis, the Advisor Freedom Funds trailed their respective benchmarks, due mainly to the Funds not participating in the strength of the domestic and international equity markets at the smaller end of the capitalization spectrum. More specifically, the Funds' underlying large-cap, growth-oriented funds, such as Fidelity® Advisor Large Cap Fund and Fidelity Advisor Equity Growth Fund, underperformed the Wilshire 5000 index. Within fixed income, Fidelity Advisor Intermediate Bond Fund was a notable laggard, while Fidelity Advisor High Income Advantage Fund was a strong outperformer in the high-yield category. In international equities, despite the tail wind of a strong European market and a weak U.S. dollar, our underlying international funds were poor relative performers during the period.

The views expressed in this statement reflect those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2004 to March 31, 2005).

Actual Expenses

The first line of the table below for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each fund, as a shareholder in underlying Fidelity funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity funds. These fees and expenses are not included in each fund's annualized expense ratio used to calculate the expense estimates in the table below. If they were, the estimate of expense you paid during the period would be higher, and your ending account value lower.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each fund, as a shareholder in underlying Fidelity funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity funds. These fees and expenses are not included in each fund's annualized expense ratio used to calculate the expense estimates in the table below. If they were, the estimate of expense you paid during the period would be higher, and your ending account value lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2004	Ending Account Value March 31, 2005	Expenses Paid During Period* October 1, 2004 to March 31, 2005
Advisor Freedom Income
Class A
Actual	$ 1,000.00	$ 1,013.70	$ 1.66**
HypotheticalA	$ 1,000.00	$ 1,023.29	$ 1.66**
Class T
Actual	$ 1,000.00	$ 1,013.10	$ 2.91**
HypotheticalA	$ 1,000.00	$ 1,022.04	$ 2.92**
Class B
Actual	$ 1,000.00	$ 1,011.20	$ 5.42**
HypotheticalA	$ 1,000.00	$ 1,019.55	$ 5.44**
Class C
Actual	$ 1,000.00	$ 1,010.20	$ 5.41**
HypotheticalA	$ 1,000.00	$ 1,019.55	$ 5.44**
Institutional Class
Actual	$ 1,000.00	$ 1,015.60	$ .40**
HypotheticalA	$ 1,000.00	$ 1,024.53	$ .40**
Advisor Freedom 2005
Class A
Actual	$ 1,000.00	$ 1,035.50	$ 1.67**
HypotheticalA	$ 1,000.00	$ 1,023.29	$ 1.66**
Class T
Actual	$ 1,000.00	$ 1,034.70	$ 2.94**
HypotheticalA	$ 1,000.00	$ 1,022.04	$ 2.92**
Class B
Actual	$ 1,000.00	$ 1,031.90	$ 5.47**
HypotheticalA	$ 1,000.00	$ 1,019.55	$ 5.44**
	Beginning Account Value October 1, 2004	Ending Account Value March 31, 2005	Expenses Paid During Period* October 1, 2004 to March 31, 2005
Class C
Actual	$ 1,000.00	$ 1,032.80	$ 5.47**
HypotheticalA	$ 1,000.00	$ 1,019.55	$ 5.44**
Institutional Class
Actual	$ 1,000.00	$ 1,037.40	$ .41**
HypotheticalA	$ 1,000.00	$ 1,024.53	$ .40**
Advisor Freedom 2010
Class A
Actual	$ 1,000.00	$ 1,037.00	$ 1.68**
HypotheticalA	$ 1,000.00	$ 1,023.29	$ 1.66**
Class T
Actual	$ 1,000.00	$ 1,035.20	$ 2.94**
HypotheticalA	$ 1,000.00	$ 1,022.04	$ 2.92**
Class B
Actual	$ 1,000.00	$ 1,032.60	$ 5.47**
HypotheticalA	$ 1,000.00	$ 1,019.55	$ 5.44**
Class C
Actual	$ 1,000.00	$ 1,032.60	$ 5.47**
HypotheticalA	$ 1,000.00	$ 1,019.55	$ 5.44**
Institutional Class
Actual	$ 1,000.00	$ 1,037.80	$ .41**
HypotheticalA	$ 1,000.00	$ 1,024.53	$ .40**
Advisor Freedom 2015
Class A
Actual	$ 1,000.00	$ 1,048.90	$ 1.69**
HypotheticalA	$ 1,000.00	$ 1,023.29	$ 1.66**
Class T
Actual	$ 1,000.00	$ 1,048.00	$ 2.96**
HypotheticalA	$ 1,000.00	$ 1,022.04	$ 2.92**
Class B
Actual	$ 1,000.00	$ 1,045.30	$ 5.51**
HypotheticalA	$ 1,000.00	$ 1,019.55	$ 5.44**
Class C
Actual	$ 1,000.00	$ 1,045.30	$ 5.51**
HypotheticalA	$ 1,000.00	$ 1,019.55	$ 5.44**
Institutional Class
Actual	$ 1,000.00	$ 1,050.60	$ .41**
HypotheticalA	$ 1,000.00	$ 1,024.53	$ .40**
Advisor Freedom 2020
Class A
Actual	$ 1,000.00	$ 1,056.70	$ 1.69**
HypotheticalA	$ 1,000.00	$ 1,023.29	$ 1.66**
Class T
Actual	$ 1,000.00	$ 1,055.90	$ 2.97**
HypotheticalA	$ 1,000.00	$ 1,022.04	$ 2.92**
Class B
Actual	$ 1,000.00	$ 1,053.40	$ 5.53**
HypotheticalA	$ 1,000.00	$ 1,019.55	$ 5.44**
Class C
Actual	$ 1,000.00	$ 1,053.40	$ 5.53**
HypotheticalA	$ 1,000.00	$ 1,019.55	$ 5.44**
Institutional Class
Actual	$ 1,000.00	$ 1,058.30	$ .41**
HypotheticalA	$ 1,000.00	$ 1,024.53	$ .40**
Advisor Freedom 2025
Class A
Actual	$ 1,000.00	$ 1,062.60	$ 1.70**
HypotheticalA	$ 1,000.00	$ 1,023.29	$ 1.66**
	Beginning Account Value October 1, 2004	Ending Account Value March 31, 2005	Expenses Paid During Period* October 1, 2004 to March 31, 2005
Class T
Actual	$ 1,000.00	$ 1,061.50	$ 2.98**
HypotheticalA	$ 1,000.00	$ 1,022.04	$ 2.92**
Class B
Actual	$ 1,000.00	$ 1,058.60	$ 5.54**
HypotheticalA	$ 1,000.00	$ 1,019.55	$ 5.44**
Class C
Actual	$ 1,000.00	$ 1,058.60	$ 5.54**
HypotheticalA	$ 1,000.00	$ 1,019.55	$ 5.44**
Institutional Class
Actual	$ 1,000.00	$ 1,063.30	$ .41**
HypotheticalA	$ 1,000.00	$ 1,024.53	$ .40**
Advisor Freedom 2030
Class A
Actual	$ 1,000.00	$ 1,065.70	$ 1.70**
HypotheticalA	$ 1,000.00	$ 1,023.29	$ 1.66**
Class T
Actual	$ 1,000.00	$ 1,065.00	$ 2.99**
HypotheticalA	$ 1,000.00	$ 1,022.04	$ 2.92**
Class B
Actual	$ 1,000.00	$ 1,061.70	$ 5.55**
HypotheticalA	$ 1,000.00	$ 1,019.55	$ 5.44**
Class C
Actual	$ 1,000.00	$ 1,061.70	$ 5.55**
HypotheticalA	$ 1,000.00	$ 1,019.55	$ 5.44**
Institutional Class
Actual	$ 1,000.00	$ 1,067.40	$ .41**
HypotheticalA	$ 1,000.00	$ 1,024.53	$ .40**
Advisor Freedom 2035
Class A
Actual	$ 1,000.00	$ 1,072.00	$ 1.70**
HypotheticalA	$ 1,000.00	$ 1,023.29	$ 1.66**
Class T
Actual	$ 1,000.00	$ 1,070.30	$ 2.99**
HypotheticalA	$ 1,000.00	$ 1,022.04	$ 2.92**
Class B
Actual	$ 1,000.00	$ 1,067.70	$ 5.57**
HypotheticalA	$ 1,000.00	$ 1,019.55	$ 5.44**
Class C
Actual	$ 1,000.00	$ 1,067.60	$ 5.57**
HypotheticalA	$ 1,000.00	$ 1,019.55	$ 5.44**
Institutional Class
Actual	$ 1,000.00	$ 1,072.80	$ .41**
HypotheticalA	$ 1,000.00	$ 1,024.53	$ .40**
Advisor Freedom 2040
Class A
Actual	$ 1,000.00	$ 1,074.70	$ 1.71**
HypotheticalA	$ 1,000.00	$ 1,023.29	$ 1.66**
Class T
Actual	$ 1,000.00	$ 1,073.20	$ 3.00**
HypotheticalA	$ 1,000.00	$ 1,022.04	$ 2.92**
Class B
Actual	$ 1,000.00	$ 1,070.00	$ 5.57**
HypotheticalA	$ 1,000.00	$ 1,019.55	$ 5.44**
	Beginning Account Value October 1, 2004	Ending Account Value March 31, 2005	Expenses Paid During Period* October 1, 2004 to March 31, 2005
Class C
Actual	$ 1,000.00	$ 1,070.90	$ 5.58**
HypotheticalA	$ 1,000.00	$ 1,019.55	$ 5.44**
Institutional Class
Actual	$ 1,000.00	$ 1,075.50	$ .41**
HypotheticalA	$ 1,000.00	$ 1,024.53	$ .40**

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity funds in which the fund invests are not included in the fund's annualized expense ratio.

Annualized Expense Ratio
Advisor Freedom Income
Class A	.33%**
Class T	.58%**
Class B	1.08%**
Class C	1.08%**
Institutional Class	.08%**
Advisor Freedom 2005
Class A	.33%**
Class T	.58%**
Class B	1.08%**
Class C	1.08%**
Institutional Class	.08%**
Advisor Freedom 2010
Class A	.33%**
Class T	.58%**
Class B	1.08%**
Class C	1.08%**
Institutional Class	.08%**
Advisor Freedom 2015
Class A	.33%**
Class T	.58%**
Class B	1.08%**
Class C	1.08%**
Institutional Class	.08%**
Advisor Freedom 2020
Class A	.33%**
Class T	.58%**
Class B	1.08%**
Class C	1.08%**
Institutional Class	.08%**
Advisor Freedom 2025
Class A	.33%**
Class T	.58%**
Class B	1.08%**
Class C	1.08%**
Institutional Class	.08%**
Advisor Freedom 2030
Class A	.33%**
Class T	.58%**
Class B	1.08%**
Class C	1.08%**
Institutional Class	.08%**
Annualized Expense Ratio
Advisor Freedom 2035
Class A	.33%**
Class T	.58%**
Class B	1.08%**
Class C	1.08%**
Institutional Class	.08%**
Advisor Freedom 2040
Class A	.33%**
Class T	.58%**
Class B	1.08%**
Class C	1.08%**
Institutional Class	.08%**

** As of May 1, 2005, Strategic Advisers agreed to waive the .10% management fee. On May 19, 2005, the Board of Trustees approved amendments to the management contracts. Under the amended contracts, the Funds no longer pay management fees. If this had been in effect during the period, the annualized expense ratio and expenses paid in the actual and hypothetical examples above (not including the fees and expenses of the underlying funds) would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Advisor Freedom Income
Class A	.25%
Actual		$ 1.26
HypotheticalA		$ 1.26
Class T	.50%
Actual		$ 2.51
HypotheticalA		$ 2.52
Class B	1.00%
Actual		$ 5.02
HypotheticalA		$ 5.04
Class C	1.00%
Actual		$ 5.01
HypotheticalA		$ 5.04
Institutional Class	.00%
Actual		$ .00
HypotheticalA		$ .00
Advisor Freedom 2005
Class A	.25%
Actual		$ 1.27
HypotheticalA		$ 1.26
Class T	.50%
Actual		$ 2.54
HypotheticalA		$ 2.52
Class B	1.00%
Actual		$ 5.07
HypotheticalA		$ 5.04
Class C	1.00%
Actual		$ 5.07
HypotheticalA		$ 5.04
Institutional Class	.00%
Actual		$ .00
HypotheticalA		$ .00
Advisor Freedom 2010
Class A	.25%
Actual		$ 1.27
HypotheticalA		$ 1.26
	Annualized Expense Ratio	Expenses Paid
Class T	.50%
Actual		$ 2.54
HypotheticalA		$ 2.52
Class B	1.00%
Actual		$ 5.07
HypotheticalA		$ 5.04
Class C	1.00%
Actual		$ 5.07
HypotheticalA		$ 5.04
Institutional Class	.00%
Actual		$ .00
HypotheticalA		$ .00
Advisor Freedom 2015
Class A	.25%
Actual		$ 1.28
HypotheticalA		$ 1.26
Class T	.50%
Actual		$ 2.55
HypotheticalA		$ 2.52
Class B	1.00%
Actual		$ 5.10
HypotheticalA		$ 5.04
Class C	1.00%
Actual		$ 5.10
HypotheticalA		$ 5.04
Institutional Class	.00%
Actual		$ .00
HypotheticalA		$ .00
Advisor Freedom 2020
Class A	.25%
Actual		$ 1.28
HypotheticalA		$ 1.26
Class T	.50%
Actual		$ 2.56
HypotheticalA		$ 2.52
Class B	1.00%
Actual		$ 5.12
HypotheticalA		$ 5.04
Class C	1.00%
Actual		$ 5.12
HypotheticalA		$ 5.04
Institutional Class	.00%
Actual		$ .00
HypotheticalA		$ .00
Advisor Freedom 2025
Class A	.25%
Actual		$ 1.29
HypotheticalA		$ 1.26
Class T	.50%
Actual		$ 2.57
HypotheticalA		$ 2.52
Class B	1.00%
Actual		$ 5.13
HypotheticalA		$ 5.04
Class C	1.00%
Actual		$ 5.13
HypotheticalA		$ 5.04
Institutional Class	.00%
Actual		$ .00
HypotheticalA		$ .00
	Annualized Expense Ratio	Expenses Paid
Advisor Freedom 2030
Class A	.25%
Actual		$ 1.29
HypotheticalA		$ 1.26
Class T	.50%
Actual		$ 2.57
HypotheticalA		$ 2.52
Class B	1.00%
Actual		$ 5.14
HypotheticalA		$ 5.04
Class C	1.00%
Actual		$ 5.14
HypotheticalA		$ 5.04
Institutional Class	.00%
Actual		$ .00
HypotheticalA		$ .00
Advisor Freedom 2035
Class A	.25%
Actual		$ 1.29
HypotheticalA		$ 1.26
Class T	.50%
Actual		$ 2.58
HypotheticalA		$ 2.52
Class B	1.00%
Actual		$ 5.16
HypotheticalA		$ 5.04
Class C	1.00%
Actual		$ 5.16
HypotheticalA		$ 5.04
Institutional Class	.00%
Actual		$ .00
HypotheticalA		$ .00
Advisor Freedom 2040
Class A	.25%
Actual		$ 1.29
HypotheticalA		$ 1.26
Class T	.50%
Actual		$ 2.58
HypotheticalA		$ 2.52
Class B	1.00%
Actual		$ 5.16
HypotheticalA		$ 5.04
Class C	1.00%
Actual		$ 5.16
HypotheticalA		$ 5.04
Institutional Class	.00%
Actual		$ .00
HypotheticalA		$ .00

A 5% return per year before expenses

Annual Report

Fidelity Advisor Freedom Income Fund

Investment Changes

Fund Holdings as of March 31, 2005
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Dividend Growth Fund Institutional Class	3.9	3.8
Fidelity Advisor Equity Growth Fund Institutional Class	1.9	1.9
Fidelity Advisor Equity Income Fund Institutional Class	4.3	4.1
Fidelity Advisor Growth & Income Fund Institutional Class	4.0	3.9
Fidelity Advisor Large Cap Fund Institutional Class	3.9	3.8
Fidelity Advisor Mid-Cap Fund Institutional Class	1.3	1.2
Fidelity Advisor Small Cap Fund Institutional Class	1.4	1.3
	20.7	20.0
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Investment Fund Institutional Class	20.0	20.2
Fidelity Advisor Intermediate Bond Fund Institutional Class	19.9	20.2
	39.9	40.4
Short-Term Funds
Fidelity Advisor Short-Fixed Income Fund Institutional Class	15.7	15.9
Fidelity Cash Reserves Fund	23.7	23.7
	39.4	39.6
	100.0	100.0
Asset Allocation (% of fund's investments)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2004. On or about June 1, 2005, the Fixed-Income funds allocation will begin to include high yield funds. The current allocation is based on the fund's holdings as of March 31, 2005. The expected allocation represents the fund's anticipated target asset allocation at September 30, 2005.

Annual Report

Fidelity Advisor Freedom Income Fund

Investments March 31, 2005

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 20.7%
	Shares	Value (Note 1)
Domestic Equity Funds - 20.7%
Fidelity Advisor Dividend Growth Fund Institutional Class	200,578	$ 2,282,574
Fidelity Advisor Equity Growth Fund Institutional Class	24,674	1,138,448
Fidelity Advisor Equity Income Fund Institutional Class	87,626	2,487,716
Fidelity Advisor Growth & Income Fund Institutional Class	140,914	2,320,849
Fidelity Advisor Large Cap Fund Institutional Class	155,353	2,302,333
Fidelity Advisor Mid-Cap Fund Institutional Class	31,130	754,274
Fidelity Advisor Small Cap Fund Institutional Class	32,289	791,401
TOTAL EQUITY FUNDS (Cost $11,479,871)		12,077,595
Fixed-Income Funds - 39.9%

Investment Grade Fixed-Income Funds - 39.9%
Fidelity Advisor Government Investment Fund Institutional Class	1,174,937	11,667,121
Fidelity Advisor Intermediate Bond Fund Institutional Class	1,058,137	11,607,759
TOTAL FIXED-INCOME FUNDS (Cost $23,662,804)		23,274,880
Short-Term Funds - 39.4%

Fidelity Cash Reserves Fund	13,809,418	13,809,418
Fidelity Advisor Short-Fixed Income Fund Institutional Class	973,383	9,198,470
TOTAL SHORT-TERM FUNDS (Cost $23,112,895)		23,007,888
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $58,255,570)		$ 58,360,363

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom Income Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2005

Assets
Investment in securities, at value (cost $58,255,570) - See accompanying schedule		$ 58,360,363
Cash		14,042
Receivable for investments sold		153,397
Receivable for fund shares sold		28,267
Receivable from investment adviser for expense reductions		634
Total assets		58,556,703

Liabilities
Payable for investments purchased	$ 164
Payable for fund shares redeemed	212,314
Accrued management fee	4,841
Distribution fees payable	29,474
Total liabilities		246,793

Net Assets		$ 58,309,910
Net Assets consist of:
Paid in capital		$ 57,987,724
Undistributed net investment income		86,109
Accumulated undistributed net realized gain (loss) on investments		131,284
Net unrealized appreciation (depreciation) on investments		104,793
Net Assets		$ 58,309,910
Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($10,120,151 ÷ 982,219 shares)		$ 10.30

Maximum offering price per share (100/94.25 of $10.30)		$ 10.93

Class T: Net Asset Value and redemption price per share ($29,012,941 ÷ 2,817,197 shares)		$ 10.30

Maximum offering price per share (100/96.50 of $10.30)		$ 10.67

Class B: Net Asset Value and offering price per share ($4,454,390 ÷ 432,999 shares)A		$ 10.29

Class C: Net Asset Value and offering price per share ($14,096,658 ÷ 1,370,793 shares)A		$ 10.28

Institutional Class: Net Asset Value, offering price and redemption price per share ($625,770 ÷ 60,671 shares)		$ 10.31

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2005
Investment Income
Income distributions from underlying funds		$ 1,072,976

Expenses
Management fee	$ 46,677
Distribution fees	296,813
Independent trustees' compensation	237
Total expenses before reductions	343,727
Expense reductions	(9,808)	333,919
Net investment income (loss)		739,057
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(76,944)
Capital gain distributions from underlying funds	258,599	181,655
Change in net unrealized appreciation (depreciation) on underlying funds		(460,298)
Net gain (loss)		(278,643)
Net increase (decrease) in net assets resulting from operations		$ 460,414

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2005	July 24, 2003 (commencement of operations) to March 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 739,057	$ 153,905
Net realized gain (loss)	181,655	38,625
Change in net unrealized appreciation (depreciation)	(460,298)	565,091
Net increase (decrease) in net assets resulting from operations	460,414	757,621
Distributions to shareholders from net investment income	(704,650)	(156,368)
Distributions to shareholders from net realized gain	(34,829)	-
Total distributions	(739,479)	(156,368)
Share transactions - net increase (decrease)	25,789,420	32,198,302
Total increase (decrease) in net assets	25,510,355	32,799,555

Net Assets
Beginning of period	32,799,555	-
End of period (including undistributed net investment income of $86,109 and undistributed net investment income of $1,120, respectively)	$ 58,309,910	$ 32,799,555

Financial Highlights - Class A

Years ended March 31,	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.40	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.20	.13
Net realized and unrealized gain (loss)	(.10)	.36
Total from investment operations	.10	.49
Distributions from net investment income	(.19)	(.09)
Distributions from net realized gain	(.01)	-
Total distributions	(.20)	(.09)
Net asset value, end of period	$ 10.30	$ 10.40
Total ReturnB,C,D	.99%	4.95%
Ratios to Average Net AssetsG, H
Expenses before expense reductions	.35%	.35%A
Expenses net of voluntary waivers, if any	.33%	.33%A
Expenses net of all reductions	.33%	.33%A
Net investment income (loss)	1.96%	1.81%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,120	$ 5,009
Portfolio turnover rate	18%	46%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.39	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.18	.11
Net realized and unrealized gain (loss)	(.10)	.37
Total from investment operations	.08	.48
Distributions from net investment income	(.16)	(.09)
Distributions from net realized gain	(.01)	-
Total distributions	(.17)	(.09)
Net asset value, end of period	$ 10.30	$ 10.39
Total ReturnB,C,D	.79%	4.78%
Ratios to Average Net AssetsG, H
Expenses before expense reductions	.60%	.60%A
Expenses net of voluntary waivers, if any	.58%	.58%A
Expenses net of all reductions	.58%	.58%A
Net investment income (loss)	1.71%	1.56%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,013	$ 14,535
Portfolio turnover rate	18%	46%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amounts do not include the activity of the underlying funds.

Financial Highlights - Class B

Years ended March 31,	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.38	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.12	.07
Net realized and unrealized gain (loss)	(.10)	.37
Total from investment operations	.02	.44
Distributions from net investment income	(.10)	(.06)
Distributions from net realized gain	(.01)	-
Total distributions	(.11)	(.06)
Net asset value, end of period	$ 10.29	$ 10.38
Total ReturnB,C,D	.23%	4.45%
Ratios to Average Net AssetsG, H
Expenses before expense reductions	1.10%	1.10%A
Expenses net of voluntary waivers, if any	1.08%	1.08%A
Expenses net of all reductions	1.08%	1.08%A
Net investment income (loss)	1.21%	1.06%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,454	$ 3,649
Portfolio turnover rate	18%	46%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.37	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.12	.07
Net realized and unrealized gain (loss)	(.09)	.37
Total from investment operations	.03	.44
Distributions from net investment income	(.11)	(.07)
Distributions from net realized gain	(.01)	-
Total distributions	(.12)	(.07)
Net asset value, end of period	$ 10.28	$ 10.37
Total ReturnB,C,D	.24%	4.39%
Ratios to Average Net AssetsG, H
Expenses before expense reductions	1.10%	1.10%A
Expenses net of voluntary waivers, if any	1.08%	1.08%A
Expenses net of all reductions	1.08%	1.08%A
Net investment income (loss)	1.21%	1.06%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,097	$ 9,248
Portfolio turnover rate	18%	46%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amounts do not include the activity of the underlying funds.

Financial Highlights - Institutional Class

Years ended March 31,	2005	2004E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.41	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.23	.14
Net realized and unrealized gain (loss)	(.11)	.37
Total from investment operations	.12	.51
Distributions from net investment income	(.21)	(.10)
Distributions from net realized gain	(.01)	-
Total distributions	(.22)	(.10)
Net asset value, end of period	$ 10.31	$ 10.41
Total ReturnB,C	1.21%	5.16%
Ratios to Average Net AssetsF, G
Expenses before expense reductions	.10%	.10%A
Expenses net of voluntary waivers, if any	.08%	.08%A
Expenses net of all reductions	.08%	.08%A
Net investment income (loss)	2.21%	2.05%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 626	$ 359
Portfolio turnover rate	18%	46%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period July 24, 2003 (commencement of operations) to March 31, 2004.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2005 Fund

Investment Changes

Fund Holdings as of March 31, 2005
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Dividend Growth Fund Institutional Class	7.6	7.6
Fidelity Advisor Equity Growth Fund Institutional Class	3.9	3.8
Fidelity Advisor Equity Income Fund Institutional Class	8.1	7.9
Fidelity Advisor Growth & Income Fund Institutional Class	7.8	7.7
Fidelity Advisor Large Cap Fund Institutional Class	7.7	7.6
Fidelity Advisor Mid-Cap Fund Institutional Class	2.5	2.4
Fidelity Advisor Small Cap Fund Institutional Class	2.6	2.4
	40.2	39.4
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	2.7	2.5
Fidelity Advisor Overseas Fund Institutional Class	2.7	2.5
	5.4	5.0
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	5.3	5.1
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Investment Fund Institutional Class	19.7	20.3
Fidelity Advisor Intermediate Bond Fund Institutional Class	19.6	20.2
	39.3	40.5
Short-Term Funds
Fidelity Advisor Short-Fixed Income Fund Institutional Class	3.9	4.0
Fidelity Cash Reserves Fund	5.9	6.0
	9.8	10.0
	100.0	100.0
Asset Allocation (% of fund's investments)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2004. The current allocation is based on the fund's holdings as of March 31, 2005. The expected allocation represents the fund's anticipated target asset allocation at September 30, 2005.

Annual Report

Fidelity Advisor Freedom 2005 Fund

Investments March 31, 2005

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 45.6%
	Shares	Value (Note 1)
Domestic Equity Funds - 40.2%
Fidelity Advisor Dividend Growth Fund Institutional Class	154,374	$ 1,756,776
Fidelity Advisor Equity Growth Fund Institutional Class	19,252	888,268
Fidelity Advisor Equity Income Fund Institutional Class	65,953	1,872,408
Fidelity Advisor Growth & Income Fund Institutional Class	109,340	1,800,823
Fidelity Advisor Large Cap Fund Institutional Class	120,106	1,779,978
Fidelity Advisor Mid-Cap Fund Institutional Class	23,556	570,754
Fidelity Advisor Small Cap Fund Institutional Class	24,120	591,182
TOTAL DOMESTIC EQUITY FUNDS		9,260,189
International Equity Funds - 5.4%
Fidelity Advisor Diversified International Fund Institutional Class	33,319	628,066
Fidelity Advisor Overseas Fund Institutional Class	34,877	607,213
TOTAL INTERNATIONAL EQUITY FUNDS		1,235,279
TOTAL EQUITY FUNDS (Cost $10,158,848)		10,495,468
Fixed-Income Funds - 44.6%

High Yield Fixed-Income Funds - 5.3%
Fidelity Advisor High Income Advantage Fund Institutional Class	128,782	1,213,127
Investment Grade Fixed-Income Funds - 39.3%
Fidelity Advisor Government Investment Fund Institutional Class	456,742	4,535,449
Fidelity Advisor Intermediate Bond Fund Institutional Class	411,534	4,514,525
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		9,049,974
TOTAL FIXED-INCOME FUNDS (Cost $10,396,981)		10,263,101
Short-Term Funds - 9.8%

Fidelity Cash Reserves Fund	1,355,509	1,355,509
Fidelity Advisor Short-Fixed Income Fund Institutional Class	95,205	899,684
TOTAL SHORT-TERM FUNDS (Cost $2,266,001)		2,255,193
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $22,821,830)		$ 23,013,762

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2005 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2005

Assets
Investment in securities, at value (cost $22,821,830) - See accompanying schedule		$ 23,013,762
Cash		4
Receivable for investments sold		169,792
Receivable for fund shares sold		15,963
Receivable from investment adviser for expense reductions		124
Total assets		23,199,645

Liabilities
Payable for investments purchased	$ 3,296
Payable for fund shares redeemed	182,391
Accrued management fee	1,946
Distribution fees payable	11,746
Total liabilities		199,379

Net Assets		$ 23,000,266
Net Assets consist of:
Paid in capital		$ 22,695,741
Undistributed net investment income		66,592
Accumulated undistributed net realized gain (loss) on investments		46,001
Net unrealized appreciation (depreciation) on investments		191,932
Net Assets		$ 23,000,266
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($5,969,905 ÷ 564,626 shares)		$ 10.57

Maximum offering price per share (100/94.25 of $10.57)		$ 11.21

Class T: Net Asset Value and redemption price per share ($7,977,337 ÷ 755,275 shares)		$ 10.56

Maximum offering price per share (100/96.50 of $10.56)		$ 10.94

Class B: Net Asset Value and offering price per share ($2,747,023 ÷ 260,862 shares)A		$ 10.53

Class C: Net Asset Value and offering price per share ($5,655,240 ÷ 537,233 shares)A		$ 10.53

Institutional Class: Net Asset Value, offering price and redemption price per share ($650,761 ÷ 61,413 shares)		$ 10.60

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2005

Investment Income
Income distributions from underlying funds		$ 371,016
Interest		3
Total income		371,019

Expenses
Management fee	$ 15,052
Distribution fees	92,337
Independent trustees' compensation	72
Total expenses before reductions	107,461
Expense reductions	(3,412)	104,049
Net investment income (loss)		266,970
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(41,764)
Capital gain distributions from underlying funds	108,525	66,761
Change in net unrealized appreciation (depreciation) on underlying funds		131,084
Net gain (loss)		197,845
Net increase (decrease) in net assets resulting from operations		$ 464,815

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2005 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2005	November 6, 2003 (commencement of operations) to March 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 266,970	$ 18,551
Net realized gain (loss)	66,761	3,417
Change in net unrealized appreciation (depreciation)	131,084	60,848
Net increase (decrease) in net assets resulting from operations	464,815	82,816
Distributions to shareholders from net investment income	(231,296)	(8,568)
Distributions to shareholders from net realized gain	(3,243)	-
Total distributions	(234,539)	(8,568)
Share transactions - net increase (decrease)	16,679,243	6,016,499
Total increase (decrease) in net assets	16,909,519	6,090,747

Net Assets
Beginning of period	6,090,747	-
End of period (including undistributed net investment income of $66,592 and undistributed net investment income of $10,206, respectively)	$ 23,000,266	$ 6,090,747

Financial Highlights - Class A

Years ended March 31,	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.49	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.22	.09
Net realized and unrealized gain (loss)	.03	.46
Total from investment operations	.25	.55
Distributions from net investment income	(.17)	(.06)
Distributions from net realized gain	-H	-
Total distributions	(.17)	(.06)
Net asset value, end of period	$ 10.57	$ 10.49
Total ReturnB,C,D	2.38%	5.52%
Ratios to Average Net AssetsG, I
Expenses before expense reductions	.35%	.35%A
Expenses net of voluntary waivers, if any	.33%	.33%A
Expenses net of all reductions	.33%	.33%A
Net investment income (loss)	2.13%	2.21%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,970	$ 1,386
Portfolio turnover rate	24%	9%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.48	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.20	.08
Net realized and unrealized gain (loss)	.03	.46
Total from investment operations	.23	.54
Distributions from net investment income	(.14)	(.06)
Distributions from net realized gain	-H	-
Total distributions	(.15)I	(.06)
Net asset value, end of period	$ 10.56	$ 10.48
Total ReturnB,C,D	2.17%	5.36%
Ratios to Average Net AssetsG, J
Expenses before expense reductions	.60%	.60%A
Expenses net of voluntary waivers, if any	.58%	.58%A
Expenses net of all reductions	.58%	.58%A
Net investment income (loss)	1.88%	1.97%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,977	$ 2,031
Portfolio turnover rate	24%	9%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.148 per share is comprised of distributions from net investment income of $.144 per share and distributions from net realized gain of $.004 per share.

J Amounts do not include the activity of the underlying funds.

Financial Highlights - Class B

Years ended March 31,	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.47	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.14	.06
Net realized and unrealized gain (loss)	.03	.46
Total from investment operations	.17	.52
Distributions from net investment income	(.11)	(.05)
Distributions from net realized gain	-H	-
Total distributions	(.11)	(.05)
Net asset value, end of period	$ 10.53	$ 10.47
Total ReturnB,C,D	1.64%	5.21%
Ratios to Average Net AssetsG, I
Expenses before expense reductions	1.10%	1.10%A
Expenses net of voluntary waivers, if any	1.08%	1.08%A
Expenses net of all reductions	1.08%	1.08%A
Net investment income (loss)	1.38%	1.47%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,747	$ 1,203
Portfolio turnover rate	24%	9%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.47	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.14	.06
Net realized and unrealized gain (loss)	.04	.46
Total from investment operations	.18	.52
Distributions from net investment income	(.12)	(.05)
Distributions from net realized gain	-H	-
Total distributions	(.12)	(.05)
Net asset value, end of period	$ 10.53	$ 10.47
Total ReturnB,C,D	1.74%	5.21%
Ratios to Average Net AssetsG, I
Expenses before expense reductions	1.10%	1.10%A
Expenses net of voluntary waivers, if any	1.08%	1.08%A
Expenses net of all reductions	1.08%	1.08%A
Net investment income (loss)	1.38%	1.47%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,655	$ 1,073
Portfolio turnover rate	24%	9%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Amounts do not include the activity of the underlying funds.

Financial Highlights - Institutional Class

Years ended March 31,	2005	2004E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.49	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.25	.10
Net realized and unrealized gain (loss)	.04	.45
Total from investment operations	.29	.55
Distributions from net investment income	(.18)	(.06)
Distributions from net realized gain	-G	-
Total distributions	(.18)	(.06)
Net asset value, end of period	$ 10.60	$ 10.49
Total ReturnB,C	2.79%	5.52%
Ratios to Average Net AssetsF, H
Expenses before expense reductions	.10%	.10%A
Expenses net of voluntary waivers, if any	.08%	.08%A
Expenses net of all reductions	.08%	.08%A
Net investment income (loss)	2.38%	2.46%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 651	$ 397
Portfolio turnover rate	24%	9%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 6, 2003 (commencement of operations) to March 31, 2004.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

H Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2010 Fund

Investment Changes

Fund Holdings as of March 31, 2005
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Dividend Growth Fund Institutional Class	7.7	7.6
Fidelity Advisor Equity Growth Fund Institutional Class	3.9	3.8
Fidelity Advisor Equity Income Fund Institutional Class	8.2	8.0
Fidelity Advisor Growth & Income Fund Institutional Class	7.8	7.8
Fidelity Advisor Large Cap Fund Institutional Class	7.8	7.6
Fidelity Advisor Mid-Cap Fund Institutional Class	2.5	2.4
Fidelity Advisor Small Cap Fund Institutional Class	2.6	2.5
	40.5	39.7
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	2.8	2.6
Fidelity Advisor Overseas Fund Institutional Class	2.7	2.5
	5.5	5.1
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	5.3	5.2
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Investment Fund Institutional Class	19.6	20.2
Fidelity Advisor Intermediate Bond Fund Institutional Class	19.6	20.1
	39.2	40.3
Short-Term Funds
Fidelity Advisor Short-Fixed Income Fund Institutional Class	3.8	3.9
Fidelity Cash Reserves Fund	5.7	5.8
	9.5	9.7
	100.0	100.0
Asset Allocation (% of fund's investments)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2004. The current allocation is based on the fund's holdings as of March 31, 2005. The expected allocation represents the fund's anticipated target asset allocation at September 30, 2005.

Annual Report

Fidelity Advisor Freedom 2010 Fund

Investments March 31, 2005

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 46.0%
	Shares	Value (Note 1)
Domestic Equity Funds - 40.5%
Fidelity Advisor Dividend Growth Fund Institutional Class	1,546,160	$ 17,595,304
Fidelity Advisor Equity Growth Fund Institutional Class	192,296	8,872,536
Fidelity Advisor Equity Income Fund Institutional Class	664,627	18,868,759
Fidelity Advisor Growth & Income Fund Institutional Class	1,091,643	17,979,367
Fidelity Advisor Large Cap Fund Institutional Class	1,200,605	17,792,967
Fidelity Advisor Mid-Cap Fund Institutional Class	236,426	5,728,590
Fidelity Advisor Small Cap Fund Institutional Class	244,211	5,985,622
TOTAL DOMESTIC EQUITY FUNDS		92,823,145
International Equity Funds - 5.5%
Fidelity Advisor Diversified International Fund Institutional Class	338,291	6,376,787
Fidelity Advisor Overseas Fund Institutional Class	352,300	6,133,548
TOTAL INTERNATIONAL EQUITY FUNDS		12,510,335
TOTAL EQUITY FUNDS (Cost $101,456,935)		105,333,480
Fixed-Income Funds - 44.5%

High Yield Fixed-Income Funds - 5.3%
Fidelity Advisor High Income Advantage Fund Institutional Class	1,302,626	12,270,739
Investment Grade Fixed-Income Funds - 39.2%
Fidelity Advisor Government Investment Fund Institutional Class	4,529,203	44,974,982
Fidelity Advisor Intermediate Bond Fund Institutional Class	4,081,430	44,773,289
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		89,748,271
TOTAL FIXED-INCOME FUNDS (Cost $103,438,050)		102,019,010
Short-Term Funds - 9.5%

Fidelity Cash Reserves Fund	13,145,823	13,145,823
Fidelity Advisor Short-Fixed Income Fund Institutional Class	921,435	8,707,564
TOTAL SHORT-TERM FUNDS (Cost $21,958,554)		21,853,387
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $226,853,539)		$ 229,205,877

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2010 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2005

Assets
Investment in securities, at value (cost $226,853,539) - See accompanying schedule		$ 229,205,877
Cash		3,500
Receivable for investments sold		641,985
Receivable for fund shares sold		4,416,454
Receivable from investment adviser for expense reductions		1,886
Total assets		234,269,702

Liabilities
Payable for investments purchased	$ 4,085,906
Payable for fund shares redeemed	1,004,203
Accrued management fee	18,686
Distribution fees payable	98,899
Total liabilities		5,207,694

Net Assets		$ 229,062,008
Net Assets consist of:
Paid in capital		$ 225,249,095
Undistributed net investment income		718,326
Accumulated undistributed net realized gain (loss) on investments		742,249
Net unrealized appreciation (depreciation) on investments		2,352,338
Net Assets		$ 229,062,008
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($74,013,230 ÷ 6,724,565 shares)		$ 11.01

Maximum offering price per share (100/94.25 of $11.01)		$ 11.68

Class T: Net Asset Value and redemption price per share ($94,744,229 ÷ 8,634,748 shares)		$ 10.97

Maximum offering price per share (100/96.50 of $10.97)		$ 11.37

Class B: Net Asset Value and offering price per share ($27,098,137 ÷ 2,476,948 shares)A		$ 10.94

Class C: Net Asset Value and offering price per share ($27,668,398 ÷ 2,531,717 shares)A		$ 10.93

Institutional Class: Net Asset Value, offering price and redemption price per share ($5,538,014 ÷ 502,068 shares)		$ 11.03

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2005

Investment Income
Income distributions from underlying funds		$ 3,819,817
Interest		2
Total income		3,819,819

Expenses
Management fee	$ 156,388
Distribution fees	840,865
Independent trustees' compensation	768
Total expenses before reductions	998,021
Expense reductions	(34,348)	963,673
Net investment income (loss)		2,856,146
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(124,487)
Capital gain distributions from underlying funds	1,073,948	949,461
Change in net unrealized appreciation (depreciation) on underlying funds		417,464
Net gain (loss)		1,366,925
Net increase (decrease) in net assets resulting from operations		$ 4,223,071

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2010 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2005	July 24, 2003 (commencement of operations) to March 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,856,146	$ 430,765
Net realized gain (loss)	949,461	19,958
Change in net unrealized appreciation (depreciation)	417,464	1,934,874
Net increase (decrease) in net assets resulting from operations	4,223,071	2,385,597
Distributions to shareholders from net investment income	(2,579,243)	(196,312)
Distributions to shareholders from net realized gain	(20,201)	-
Total distributions	(2,599,444)	(196,312)
Share transactions - net increase (decrease)	136,717,726	88,531,370
Total increase (decrease) in net assets	138,341,353	90,720,655

Net Assets
Beginning of period	90,720,655	-
End of period (including undistributed net investment income of $718,326 and undistributed net investment income of $239,489, respectively)	$ 229,062,008	$ 90,720,655

Financial Highlights - Class A

Years ended March 31,	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.92	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.23	.16
Net realized and unrealized gain (loss)	.04	.83
Total from investment operations	.27	.99
Distributions from net investment income	(.18)	(.07)
Distributions from net realized gain	-H	-
Total distributions	(.18)	(.07)
Net asset value, end of period	$ 11.01	$ 10.92
Total ReturnB,C,D	2.48%	9.92%
Ratios to Average Net AssetsG, I
Expenses before expense reductions	.35%	.35%A
Expenses net of voluntary waivers, if any	.33%	.33%A
Expenses net of all reductions	.33%	.33%A
Net investment income (loss)	2.10%	2.14%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 74,013	$ 32,615
Portfolio turnover rate	5%	103%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.90	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.20	.14
Net realized and unrealized gain (loss)	.04	.83
Total from investment operations	.24	.97
Distributions from net investment income	(.17)	(.07)
Distributions from net realized gain	-H	-
Total distributions	(.17)	(.07)
Net asset value, end of period	$ 10.97	$ 10.90
Total ReturnB,C,D	2.18%	9.72%
Ratios to Average Net AssetsG, I
Expenses before expense reductions	.60%	.60%A
Expenses net of voluntary waivers, if any	.58%	.58%A
Expenses net of all reductions	.58%	.58%A
Net investment income (loss)	1.86%	1.89%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 94,744	$ 29,964
Portfolio turnover rate	5%	103%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Amounts do not include the activity of the underlying funds.

Financial Highlights - Class B

Years ended March 31,	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.87	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.15	.10
Net realized and unrealized gain (loss)	.04	.83
Total from investment operations	.19	.93
Distributions from net investment income	(.12)	(.06)
Distributions from net realized gain	-H	-
Total distributions	(.12)	(.06)
Net asset value, end of period	$ 10.94	$ 10.87
Total ReturnB,C,D	1.72%	9.32%
Ratios to Average Net AssetsG, I
Expenses before expense reductions	1.10%	1.10%A
Expenses net of voluntary waivers, if any	1.08%	1.08%A
Expenses net of all reductions	1.08%	1.08%A
Net investment income (loss)	1.35%	1.39%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,098	$ 14,897
Portfolio turnover rate	5%	103%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.87	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.15	.10
Net realized and unrealized gain (loss)	.04	.83
Total from investment operations	.19	.93
Distributions from net investment income	(.13)	(.06)
Distributions from net realized gain	-H	-
Total distributions	(.13)	(.06)
Net asset value, end of period	$ 10.93	$ 10.87
Total ReturnB,C,D	1.72%	9.32%
Ratios to Average Net AssetsG, I
Expenses before expense reductions	1.10%	1.10%A
Expenses net of voluntary waivers, if any	1.08%	1.08%A
Expenses net of all reductions	1.08%	1.08%A
Net investment income (loss)	1.36%	1.39%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,668	$ 11,552
Portfolio turnover rate	5%	103%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Amounts do not include the activity of the underlying funds.

Financial Highlights - Institutional Class

Years ended March 31,	2005	2004E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.93	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.26	.17
Net realized and unrealized gain (loss)	.05	.83
Total from investment operations	.31	1.00
Distributions from net investment income	(.20)	(.07)
Distributions from net realized gain	-G	-
Total distributions	(.21)H	(.07)
Net asset value, end of period	$ 11.03	$ 10.93
Total ReturnB,C	2.80%	10.02%
Ratios to Average Net AssetsF, I
Expenses before expense reductions	.10%	.10%A
Expenses net of voluntary waivers, if any	.08%	.08%A
Expenses net of all reductions	.08%	.08%A
Net investment income (loss)	2.35%	2.38%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,538	$ 1,691
Portfolio turnover rate	5%	103%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period July 24, 2003 (commencement of operations) to March 31, 2004.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

H Total distributions of $.206 per share is comprised of distributions from net investment income of $.204 per share and distributions from net realized gain of $.002 per share.

I Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2015 Fund

Investment Changes

Fund Holdings as of March 31, 2005
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Dividend Growth Fund Institutional Class	9.6	10.0
Fidelity Advisor Equity Growth Fund Institutional Class	4.9	5.0
Fidelity Advisor Equity Income Fund Institutional Class	10.2	10.3
Fidelity Advisor Growth & Income Fund Institutional Class	9.9	10.2
Fidelity Advisor Large Cap Fund Institutional Class	9.8	10.0
Fidelity Advisor Mid-Cap Fund Institutional Class	3.1	3.1
Fidelity Advisor Small Cap Fund Institutional Class	3.2	3.2
	50.7	51.8
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	4.1	4.2
Fidelity Advisor Overseas Fund Institutional Class	4.0	4.1
	8.1	8.3
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	6.6	6.7
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Investment Fund Institutional Class	15.1	14.7
Fidelity Advisor Intermediate Bond Fund Institutional Class	15.0	14.7
	30.1	29.4
Short-Term Funds
Fidelity Advisor Short-Fixed Income Fund Institutional Class	1.8	1.5
Fidelity Cash Reserves Fund	2.7	2.3
	4.5	3.8
	100.0	100.0
Asset Allocation (% of fund's investments)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2004. The current allocation is based on the fund's holdings as of March 31, 2005. The expected allocation represents the fund's anticipated target asset allocation at September 30, 2005.

Annual Report

Fidelity Advisor Freedom 2015 Fund

Investments March 31, 2005

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 58.8%
	Shares	Value (Note 1)
Domestic Equity Funds - 50.7%
Fidelity Advisor Dividend Growth Fund Institutional Class	1,287,899	$ 14,656,296
Fidelity Advisor Equity Growth Fund Institutional Class	161,262	7,440,639
Fidelity Advisor Equity Income Fund Institutional Class	543,480	15,429,392
Fidelity Advisor Growth & Income Fund Institutional Class	910,652	14,998,441
Fidelity Advisor Large Cap Fund Institutional Class	1,000,296	14,824,385
Fidelity Advisor Mid-Cap Fund Institutional Class	193,318	4,684,094
Fidelity Advisor Small Cap Fund Institutional Class	196,540	4,817,200
TOTAL DOMESTIC EQUITY FUNDS		76,850,447
International Equity Funds - 8.1%
Fidelity Advisor Diversified International Fund Institutional Class	331,744	6,253,384
Fidelity Advisor Overseas Fund Institutional Class	349,790	6,089,852
TOTAL INTERNATIONAL EQUITY FUNDS		12,343,236
TOTAL EQUITY FUNDS (Cost $87,353,811)		89,193,683
Fixed-Income Funds - 36.7%

High Yield Fixed-Income Funds - 6.6%
Fidelity Advisor High Income Advantage Fund Institutional Class	1,059,003	9,975,808
Investment Grade Fixed-Income Funds - 30.1%
Fidelity Advisor Government Investment Fund Institutional Class	2,299,253	22,831,580
Fidelity Advisor Intermediate Bond Fund Institutional Class	2,072,587	22,736,276
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		45,567,856
TOTAL FIXED-INCOME FUNDS (Cost $56,193,689)		55,543,664
Short-Term Funds - 4.5%

Fidelity Cash Reserves Fund	4,140,822	4,140,822
Fidelity Advisor Short-Fixed Income Fund Institutional Class	291,958	2,759,000
TOTAL SHORT-TERM FUNDS (Cost $6,927,879)		6,899,822
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $150,475,379)		$ 151,637,169

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2005

Assets
Investment in securities, at value (cost $150,475,379) - See accompanying schedule		$ 151,637,169
Cash		109
Receivable for investments sold		68
Receivable for fund shares sold		1,193,846
Receivable from investment adviser for expense reductions		787
Total assets		152,831,979

Liabilities
Payable for investments purchased	$ 1,080,156
Payable for fund shares redeemed	103,837
Accrued management fee	12,287
Distribution fees payable	62,215
Total liabilities		1,258,495

Net Assets		$ 151,573,484
Net Assets consist of:
Paid in capital		$ 149,643,615
Undistributed net investment income		318,954
Accumulated undistributed net realized gain (loss) on investments		449,125
Net unrealized appreciation (depreciation) on investments		1,161,790
Net Assets		$ 151,573,484
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($45,028,023 ÷ 4,179,704 shares)		$ 10.77

Maximum offering price per share (100/94.25 of $10.77)		$ 11.43

Class T: Net Asset Value and redemption price per share ($55,944,755 ÷ 5,200,943 shares)		$ 10.76

Maximum offering price per share (100/96.50 of $10.76)		$ 11.15

Class B: Net Asset Value and offering price per share ($18,812,950 ÷ 1,753,882 shares)A		$ 10.73

Class C: Net Asset Value and offering price per share ($18,926,366 ÷ 1,764,243 shares)A		$ 10.73

Institutional Class: Net Asset Value, offering price and redemption price per share ($12,861,390 ÷ 1,189,970 shares)		$ 10.81

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2005

Investment Income
Income distributions from underlying funds		$ 1,868,916
Interest		168
Total income		1,869,084

Expenses
Management fee	$ 79,236
Distribution fees	411,837
Independent trustees' compensation	357
Total expenses before reductions	491,430
Expense reductions	(18,239)	473,191
Net investment income (loss)		1,395,893
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(41,219)
Capital gain distributions from underlying funds	609,695	568,476
Change in net unrealized appreciation (depreciation) on underlying funds		992,415
Net gain (loss)		1,560,891
Net increase (decrease) in net assets resulting from operations		$ 2,956,784

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2015 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2005	November 6, 2003 (commencement of operations) to March 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,395,893	$ 39,142
Net realized gain (loss)	568,476	5,637
Change in net unrealized appreciation (depreciation)	992,415	169,375
Net increase (decrease) in net assets resulting from operations	2,956,784	214,154
Distributions to shareholders from net investment income	(1,216,011)	(18,521)
Distributions to shareholders from net realized gain	(6,537)	-
Total distributions	(1,222,548)	(18,521)
Share transactions - net increase (decrease)	131,894,217	17,749,398
Total increase (decrease) in net assets	133,628,453	17,945,031

Net Assets
Beginning of period	17,945,031	-
End of period (including undistributed net investment income of $318,954 and undistributed net investment income of $20,910, respectively)	$ 151,573,484	$ 17,945,031

Financial Highlights - Class A

Years ended March 31,	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.57	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.21	.07
Net realized and unrealized gain (loss)	.13	.56
Total from investment operations	.34	.63
Distributions from net investment income	(.14)	(.06)
Distributions from net realized gain	-H	-
Total distributions	(.14)	(.06)
Net asset value, end of period	$ 10.77	$ 10.57
Total ReturnB,C,D	3.22%	6.32%
Ratios to Average Net AssetsG, I
Expenses before expense reductions	.35%	.35%A
Expenses net of voluntary waivers, if any	.33%	.33%A
Expenses net of all reductions	.33%	.33%A
Net investment income (loss)	2.02%	1.84%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 45,028	$ 4,773
Portfolio turnover rate	3%	5%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.57	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.19	.06
Net realized and unrealized gain (loss)	.13	.57
Total from investment operations	.32	.63
Distributions from net investment income	(.13)	(.06)
Distributions from net realized gain	-H	-
Total distributions	(.13)	(.06)
Net asset value, end of period	$ 10.76	$ 10.57
Total ReturnB,C,D	3.01%	6.27%
Ratios to Average Net AssetsG, I
Expenses before expense reductions	.60%	.60%A
Expenses net of voluntary waivers, if any	.58%	.58%A
Expenses net of all reductions	.58%	.58%A
Net investment income (loss)	1.77%	1.59%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 55,945	$ 5,038
Portfolio turnover rate	3%	5%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Amounts do not include the activity of the underlying funds.

Financial Highlights - Class B

Years ended March 31,	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.56	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.13	.04
Net realized and unrealized gain (loss)	.13	.58
Total from investment operations	.26	.62
Distributions from net investment income	(.09)	(.06)
Distributions from net realized gain	-H	-
Total distributions	(.09)	(.06)
Net asset value, end of period	$ 10.73	$ 10.56
Total ReturnB,C,D	2.49%	6.17%
Ratios to Average Net AssetsG, I
Expenses before expense reductions	1.10%	1.10%A
Expenses net of voluntary waivers, if any	1.08%	1.08%A
Expenses net of all reductions	1.08%	1.08%A
Net investment income (loss)	1.28%	1.09%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,813	$ 4,259
Portfolio turnover rate	3%	5%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.56	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.13	.04
Net realized and unrealized gain (loss)	.13	.57
Total from investment operations	.26	.61
Distributions from net investment income	(.09)	(.05)
Distributions from net realized gain	-H	-
Total distributions	(.09)	(.05)
Net asset value, end of period	$ 10.73	$ 10.56
Total ReturnB,C,D	2.47%	6.12%
Ratios to Average Net AssetsG, I
Expenses before expense reductions	1.10%	1.10%A
Expenses net of voluntary waivers, if any	1.08%	1.08%A
Expenses net of all reductions	1.08%	1.08%A
Net investment income (loss)	1.28%	1.09%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,926	$ 3,593
Portfolio turnover rate	3%	5%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Amounts do not include the activity of the underlying funds.

Financial Highlights - Institutional Class

Years ended March 31,	2005	2004E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.59	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.24	.09
Net realized and unrealized gain (loss)	.13	.56
Total from investment operations	.37	.65
Distributions from net investment income	(.15)	(.06)
Distributions from net realized gain	-G	-
Total distributions	(.15)	(.06)
Net asset value, end of period	$ 10.81	$ 10.59
Total ReturnB,C	3.52%	6.52%
Ratios to Average Net AssetsF, H
Expenses before expense reductions	.10%	.10%A
Expenses net of voluntary waivers, if any	.08%	.08%A
Expenses net of all reductions	.08%	.08%A
Net investment income (loss)	2.27%	2.09%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,861	$ 282
Portfolio turnover rate	3%	5%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 6, 2003 (commencement of operations) to March 31, 2004.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

H Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2020 Fund

Investment Changes

Fund Holdings as of March 31, 2005
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Dividend Growth Fund Institutional Class	11.3	11.4
Fidelity Advisor Equity Growth Fund Institutional Class	5.7	5.7
Fidelity Advisor Equity Income Fund Institutional Class	12.1	12.0
Fidelity Advisor Growth & Income Fund Institutional Class	11.6	11.6
Fidelity Advisor Large Cap Fund Institutional Class	11.4	11.4
Fidelity Advisor Mid-Cap Fund Institutional Class	3.7	3.6
Fidelity Advisor Small Cap Fund Institutional Class	3.8	3.7
	59.6	59.4
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	5.5	5.2
Fidelity Advisor Overseas Fund Institutional Class	5.2	5.0
	10.7	10.2
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	7.8	7.7
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Investment Fund Institutional Class	10.9	11.4
Fidelity Advisor Intermediate Bond Fund Institutional Class	10.9	11.3
	21.8	22.7
Short-Term Funds
Fidelity Advisor Short-Fixed Income Fund Institutional Class	0.0	0.0
Fidelity Cash Reserves Fund	0.1	0.0
	0.1	0.0
	100.0	100.0
Asset Allocation (% of fund's investments)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2004. The current allocation is based on the fund's holdings as of March 31, 2005. The expected allocation represents the fund's anticipated target asset allocation at September 30, 2005.

Annual Report

Fidelity Advisor Freedom 2020 Fund

Investments March 31, 2005

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 70.3%
	Shares	Value (Note 1)
Domestic Equity Funds - 59.6%
Fidelity Advisor Dividend Growth Fund Institutional Class	4,103,125	$ 46,693,558
Fidelity Advisor Equity Growth Fund Institutional Class	509,821	23,523,140
Fidelity Advisor Equity Income Fund Institutional Class	1,765,382	50,119,190
Fidelity Advisor Growth & Income Fund Institutional Class	2,899,189	47,749,639
Fidelity Advisor Large Cap Fund Institutional Class	3,186,334	47,221,476
Fidelity Advisor Mid-Cap Fund Institutional Class	626,743	15,185,980
Fidelity Advisor Small Cap Fund Institutional Class	647,531	15,870,991
TOTAL DOMESTIC EQUITY FUNDS		246,363,974
International Equity Funds - 10.7%
Fidelity Advisor Diversified International Fund Institutional Class	1,192,713	22,482,642
Fidelity Advisor Overseas Fund Institutional Class	1,241,755	21,618,951
TOTAL INTERNATIONAL EQUITY FUNDS		44,101,593
TOTAL EQUITY FUNDS (Cost $278,949,830)		290,465,567
Fixed-Income Funds - 29.6%

High Yield Fixed-Income Funds - 7.8%
Fidelity Advisor High Income Advantage Fund Institutional Class	3,432,960	32,338,486
Investment Grade Fixed-Income Funds - 21.8%
Fidelity Advisor Government Investment Fund Institutional Class	4,560,602	45,286,778
Fidelity Advisor Intermediate Bond Fund Institutional Class	4,108,254	45,067,546
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		90,354,324
TOTAL FIXED-INCOME FUNDS (Cost $123,766,241)		122,692,810
Short-Term Funds - 0.1%

Fidelity Cash Reserves Fund	194,974	194,974
Fidelity Advisor Short-Fixed Income Fund Institutional Class	14,109	133,332
TOTAL SHORT-TERM FUNDS (Cost $329,306)		328,306
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $403,045,377)		$ 413,486,683

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2005

Assets
Investment in securities, at value (cost $403,045,377) - See accompanying schedule		$ 413,486,683
Cash		1,131
Receivable for fund shares sold		1,256,041
Receivable from investment adviser for expense reductions		3,494
Total assets		414,747,349

Liabilities
Payable for investments purchased	$ 792,551
Payable for fund shares redeemed	463,108
Accrued management fee	34,084
Distribution fees payable	174,010
Total liabilities		1,463,753

Net Assets		$ 413,283,596
Net Assets consist of:
Paid in capital		$ 400,641,408
Undistributed net investment income		637,463
Accumulated undistributed net realized gain (loss) on investments		1,563,419
Net unrealized appreciation (depreciation) on investments		10,441,306
Net Assets		$ 413,283,596
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($135,306,262 ÷ 11,737,823 shares)		$ 11.53

Maximum offering price per share (100/94.25 of $11.53)		$ 12.23

Class T: Net Asset Value and redemption price per share ($177,336,477 ÷ 15,396,286 shares)		$ 11.52

Maximum offering price per share (100/96.50 of $11.52)		$ 11.94

Class B: Net Asset Value and offering price per share ($49,398,409 ÷ 4,303,386 shares)A		$ 11.48

Class C: Net Asset Value and offering price per share ($39,310,089 ÷ 3,425,616 shares)A		$ 11.48

Institutional Class: Net Asset Value, offering price and redemption price per share ($11,932,359 ÷ 1,031,563 shares)		$ 11.57

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2005

Investment Income
Income distributions from underlying funds		$ 6,088,176

Expenses
Management fee	$ 284,340
Distribution fees	1,461,705
Independent trustees' compensation	1,399
Total expenses before reductions	1,747,444
Expense reductions	(61,992)	1,685,452
Net investment income (loss)		4,402,724
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(54,524)
Capital gain distributions from underlying funds	2,019,894	1,965,370
Change in net unrealized appreciation (depreciation) on underlying funds		5,996,006
Net gain (loss)		7,961,376
Net increase (decrease) in net assets resulting from operations		$ 12,364,100

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2020 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2005	July 24, 2003 (commencement of operations) to March 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,402,724	$ 621,362
Net realized gain (loss)	1,965,370	66,377
Change in net unrealized appreciation (depreciation)	5,996,006	4,445,300
Net increase (decrease) in net assets resulting from operations	12,364,100	5,133,039
Distributions to shareholders from net investment income	(4,439,939)	(346,934)
Distributions to shareholders from net realized gain	(68,080)	-
Total distributions	(4,508,019)	(346,934)
Share transactions - net increase (decrease)	239,359,934	161,281,476
Total increase (decrease) in net assets	247,216,015	166,067,581

Net Assets
Beginning of period	166,067,581	-
End of period (including undistributed net investment income of $637,463 and undistributed net investment income of $278,597, respectively)	$ 413,283,596	$ 166,067,581

Financial Highlights - Class A

Years ended March 31,	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.29	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.20	.13
Net realized and unrealized gain (loss)	.23	1.25
Total from investment operations	.43	1.38
Distributions from net investment income	(.18)	(.09)
Distributions from net realized gain	-H	-
Total distributions	(.19)I	(.09)
Net asset value, end of period	$ 11.53	$ 11.29
Total ReturnB,C,D	3.75%	13.78%
Ratios to Average Net AssetsG, J
Expenses before expense reductions	.35%	.35%A
Expenses net of voluntary waivers, if any	.33%	.33%A
Expenses net of all reductions	.33%	.33%A
Net investment income (loss)	1.80%	1.74%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 135,306	$ 72,334
Portfolio turnover rate	1%	4%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.185 per share is comprised of distributions from net investment income of $.181 per share and distributions from net realized gain of $.004 per share.

J Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.29	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.18	.11
Net realized and unrealized gain (loss)	.21	1.26
Total from investment operations	.39	1.37
Distributions from net investment income	(.16)	(.08)
Distributions from net realized gain	-H	-
Total distributions	(.16)	(.08)
Net asset value, end of period	$ 11.52	$ 11.29
Total ReturnB,C,D	3.46%	13.73%
Ratios to Average Net AssetsG, I
Expenses before expense reductions	.60%	.60%A
Expenses net of voluntary waivers, if any	.58%	.58%A
Expenses net of all reductions	.58%	.58%A
Net investment income (loss)	1.55%	1.49%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 177,336	$ 52,310
Portfolio turnover rate	1%	4%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Amounts do not include the activity of the underlying funds.

Financial Highlights - Class B

Years ended March 31,	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.27	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.12	.07
Net realized and unrealized gain (loss)	.21	1.27
Total from investment operations	.33	1.34
Distributions from net investment income	(.12)	(.07)
Distributions from net realized gain	-H	-
Total distributions	(.12)	(.07)
Net asset value, end of period	$ 11.48	$ 11.27
Total ReturnB,C,D	2.93%	13.37%
Ratios to Average Net AssetsG, I
Expenses before expense reductions	1.10%	1.10%A
Expenses net of voluntary waivers, if any	1.08%	1.08%A
Expenses net of all reductions	1.08%	1.08%A
Net investment income (loss)	1.05%	.99%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 49,398	$ 23,274
Portfolio turnover rate	1%	4%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.26	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.12	.07
Net realized and unrealized gain (loss)	.22	1.26
Total from investment operations	.34	1.33
Distributions from net investment income	(.12)	(.07)
Distributions from net realized gain	-H	-
Total distributions	(.12)	(.07)
Net asset value, end of period	$ 11.48	$ 11.26
Total ReturnB,C,D	3.02%	13.32%
Ratios to Average Net AssetsG, I
Expenses before expense reductions	1.10%	1.10%A
Expenses net of voluntary waivers, if any	1.08%	1.08%A
Expenses net of all reductions	1.08%	1.08%A
Net investment income (loss)	1.05%	.99%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 39,310	$ 15,871
Portfolio turnover rate	1%	4%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Amounts do not include the activity of the underlying funds.

Financial Highlights - Institutional Class

Years ended March 31,	2005	2004E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.31	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.23	.15
Net realized and unrealized gain (loss)	.23	1.25
Total from investment operations	.46	1.40
Distributions from net investment income	(.20)	(.09)
Distributions from net realized gain	-G	-
Total distributions	(.20)	(.09)
Net asset value, end of period	$ 11.57	$ 11.31
Total ReturnB,C	4.06%	14.03%
Ratios to Average Net AssetsF, H
Expenses before expense reductions	.10%	.10%A
Expenses net of voluntary waivers, if any	.08%	.08%A
Expenses net of all reductions	.08%	.08%A
Net investment income (loss)	2.05%	1.98%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,932	$ 2,278
Portfolio turnover rate	1%	4%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period July 24, 2003 (commencement of operations) to March 31, 2004.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

H Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2025 Fund

Investment Changes

Fund Holdings as of March 31, 2005
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Dividend Growth Fund Institutional Class	12.4	12.6
Fidelity Advisor Equity Growth Fund Institutional Class	6.3	6.4
Fidelity Advisor Equity Income Fund Institutional Class	12.9	13.1
Fidelity Advisor Growth & Income Fund Institutional Class	12.6	12.9
Fidelity Advisor Large Cap Fund Institutional Class	12.5	12.7
Fidelity Advisor Mid-Cap Fund Institutional Class	3.9	3.9
Fidelity Advisor Small Cap Fund Institutional Class	4.0	4.1
	64.6	65.7
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	5.9	5.9
Fidelity Advisor Overseas Fund Institutional Class	5.7	5.7
	11.6	11.6
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	7.7	7.7
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Investment Fund Institutional Class	8.1	7.5
Fidelity Advisor Intermediate Bond Fund Institutional Class	8.0	7.5
	16.1	15.0
	100.0	100.0
Asset Allocation (% of fund's investments)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2004. The current allocation is based on the fund's holdings as of March 31, 2005. The expected allocation represents the fund's anticipated target asset allocation at September 30, 2005.

Annual Report

Fidelity Advisor Freedom 2025 Fund

Investments March 31, 2005

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 76.2%
	Shares	Value (Note 1)
Domestic Equity Funds - 64.6%
Fidelity Advisor Dividend Growth Fund Institutional Class	1,336,028	$ 15,203,995
Fidelity Advisor Equity Growth Fund Institutional Class	167,390	7,723,365
Fidelity Advisor Equity Income Fund Institutional Class	556,006	15,785,020
Fidelity Advisor Growth & Income Fund Institutional Class	938,029	15,449,338
Fidelity Advisor Large Cap Fund Institutional Class	1,034,857	15,336,586
Fidelity Advisor Mid-Cap Fund Institutional Class	196,583	4,763,205
Fidelity Advisor Small Cap Fund Institutional Class	199,741	4,895,645
TOTAL DOMESTIC EQUITY FUNDS		79,157,154
International Equity Funds - 11.6%
Fidelity Advisor Diversified International Fund Institutional Class	381,378	7,188,975
Fidelity Advisor Overseas Fund Institutional Class	405,715	7,063,498
TOTAL INTERNATIONAL EQUITY FUNDS		14,252,473
TOTAL EQUITY FUNDS (Cost $91,717,808)		93,409,627
Fixed-Income Funds - 23.8%

High Yield Fixed-Income Funds - 7.7%
Fidelity Advisor High Income Advantage Fund Institutional Class	995,039	9,373,269
Investment Grade Fixed-Income Funds - 16.1%
Fidelity Advisor Government Investment Fund Institutional Class	997,180	9,901,994
Fidelity Advisor Intermediate Bond Fund Institutional Class	899,884	9,871,730
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		19,773,724
TOTAL FIXED-INCOME FUNDS (Cost $29,338,753)		29,146,993
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $121,056,561)		$ 122,556,620

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2025 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2005

Assets
Investment in securities, at value (cost $121,056,561) - See accompanying schedule		$ 122,556,620
Cash		41
Receivable for fund shares sold		27,779,861
Receivable from investment adviser for expense reductions		356
Total assets		150,336,878

Liabilities
Payable for investments purchased	$ 27,718,942
Payable for fund shares redeemed	60,684
Accrued management fee	7,666
Distribution fees payable	40,952
Total liabilities		27,828,244

Net Assets		$ 122,508,634
Net Assets consist of:
Paid in capital		$ 120,669,665
Undistributed net investment income		95,450
Accumulated undistributed net realized gain (loss) on investments		243,460
Net unrealized appreciation (depreciation) on investments		1,500,059
Net Assets		$ 122,508,634
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($59,347,461 ÷ 5,415,869 shares)		$ 10.96

Maximum offering price per share (100/94.25 of $10.96)		$ 11.63

Class T: Net Asset Value and redemption price per share ($36,966,355 ÷ 3,369,675 shares)		$ 10.97

Maximum offering price per share (100/96.50 of $10.97)		$ 11.37

Class B: Net Asset Value and offering price per share ($13,414,787 ÷ 1,230,107 shares)A		$ 10.91

Class C: Net Asset Value and offering price per share ($10,859,294 ÷ 995,602 shares)A		$ 10.91

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,920,737 ÷ 174,754 shares)		$ 10.99

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2005

Investment Income
Income distributions from underlying funds		$ 962,877
Interest		228
Total income		963,105

Expenses
Management fee	$ 46,072
Distribution fees	265,801
Independent trustees' compensation	203
Total expenses before reductions	312,076
Expense reductions	(10,963)	301,113
Net investment income (loss)		661,992
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(50,370)
Capital gain distributions from underlying funds	369,871	319,501
Change in net unrealized appreciation (depreciation) on underlying funds		1,358,607
Net gain (loss)		1,678,108
Net increase (decrease) in net assets resulting from operations		$ 2,340,100

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2025 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2005	November 6, 2003 (commencement of operations) to March 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 661,992	$ 17,856
Net realized gain (loss)	319,501	488
Change in net unrealized appreciation (depreciation)	1,358,607	141,452
Net increase (decrease) in net assets resulting from operations	2,340,100	159,796
Distributions to shareholders from net investment income	(647,465)	(11,834)
Distributions to shareholders from net realized gain	(1,629)	-
Total distributions	(649,094)	(11,834)
Share transactions - net increase (decrease)	110,847,488	9,822,178
Total increase (decrease) in net assets	112,538,494	9,970,140

Net Assets
Beginning of period	9,970,140	-
End of period (including undistributed net investment income of $95,450 and undistributed net investment income of $6,118, respectively)	$ 122,508,634	$ 9,970,140

Financial Highlights - Class A

Years ended March 31,	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.67	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.19	.06
Net realized and unrealized gain (loss)	.23	.67
Total from investment operations	.42	.73
Distributions from net investment income	(.13)	(.06)
Distributions from net realized gain	-H	-
Total distributions	(.13)	(.06)
Net asset value, end of period	$ 10.96	$ 10.67
Total ReturnB,C,D	3.96%	7.32%
Ratios to Average Net AssetsG, I
Expenses before expense reductions	.35%	.35%A
Expenses net of voluntary waivers, if any	.33%	.33%A
Expenses net of all reductions	.33%	.33%A
Net investment income (loss)	1.76%	1.59%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 59,347	$ 2,284
Portfolio turnover rate	10%	6%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.69	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.16	.05
Net realized and unrealized gain (loss)	.24	.70
Total from investment operations	.40	.75
Distributions from net investment income	(.12)	(.06)
Distributions from net realized gain	-H	-
Total distributions	(.12)	(.06)
Net asset value, end of period	$ 10.97	$ 10.69
Total ReturnB,C,D	3.75%	7.52%
Ratios to Average Net AssetsG, I
Expenses before expense reductions	.60%	.60%A
Expenses net of voluntary waivers, if any	.58%	.58%A
Expenses net of all reductions	.58%	.58%A
Net investment income (loss)	1.51%	1.34%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,966	$ 2,556
Portfolio turnover rate	10%	6%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Amounts do not include the activity of the underlying funds.

Financial Highlights - Class B

Years ended March 31,	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.64	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.11	.03
Net realized and unrealized gain (loss)	.24	.67
Total from investment operations	.35	.70
Distributions from net investment income	(.08)	(.06)
Distributions from net realized gain	-H	-
Total distributions	(.08)	(.06)
Net asset value, end of period	$ 10.91	$ 10.64
Total ReturnB,C,D	3.29%	6.97%
Ratios to Average Net AssetsG, I
Expenses before expense reductions	1.10%	1.10%A
Expenses net of voluntary waivers, if any	1.08%	1.08%A
Expenses net of all reductions	1.08%	1.08%A
Net investment income (loss)	1.01%	.84%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,415	$ 2,771
Portfolio turnover rate	10%	6%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.65	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.11	.03
Net realized and unrealized gain (loss)	.23	.67
Total from investment operations	.34	.70
Distributions from net investment income	(.08)	(.05)
Distributions from net realized gain	-H	-
Total distributions	(.08)	(.05)
Net asset value, end of period	$ 10.91	$ 10.65
Total ReturnB,C,D	3.19%	7.02%
Ratios to Average Net AssetsG, I
Expenses before expense reductions	1.10%	1.10%A
Expenses net of voluntary waivers, if any	1.08%	1.08%A
Expenses net of all reductions	1.08%	1.08%A
Net investment income (loss)	1.01%	.84%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,859	$ 2,137
Portfolio turnover rate	10%	6%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Amounts do not include the activity of the underlying funds.

Financial Highlights - Institutional Class

Years ended March 31,	2005	2004E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.68	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.22	.08
Net realized and unrealized gain (loss)	.24	.66
Total from investment operations	.46	.74
Distributions from net investment income	(.15)	(.06)
Distributions from net realized gain	-G	-
Total distributions	(.15)	(.06)
Net asset value, end of period	$ 10.99	$ 10.68
Total ReturnB,C	4.25%	7.42%
Ratios to Average Net AssetsF, H
Expenses before expense reductions	.10%	.10%A
Expenses net of voluntary waivers, if any	.08%	.08%A
Expenses net of all reductions	.08%	.08%A
Net investment income (loss)	2.01%	1.84%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,921	$ 222
Portfolio turnover rate	10%	6%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 6, 2003 (commencement of operations) to March 31, 2004.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

H Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2030 Fund

Investment Changes

Fund Holdings as of March 31, 2005
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Dividend Growth Fund Institutional Class	13.2	13.4
Fidelity Advisor Equity Growth Fund Institutional Class	6.6	6.7
Fidelity Advisor Equity Income Fund Institutional Class	14.1	14.0
Fidelity Advisor Growth & Income Fund Institutional Class	13.4	13.5
Fidelity Advisor Large Cap Fund Institutional Class	13.3	13.3
Fidelity Advisor Mid-Cap Fund Institutional Class	4.3	4.2
Fidelity Advisor Small Cap Fund Institutional Class	4.4	4.4
	69.3	69.5
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	6.7	6.5
Fidelity Advisor Overseas Fund Institutional Class	6.5	6.2
	13.2	12.7
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	7.8	7.7
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Investment Fund Institutional Class	4.9	5.1
Fidelity Advisor Intermediate Bond Fund Institutional Class	4.8	5.0
	9.7	10.1
	100.0	100.0
Asset Allocation (% of fund's investments)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2004. The current allocation is based on the fund's holdings as of March 31, 2005. The expected allocation represents the fund's anticipated target asset allocation at September 30, 2005.

Annual Report

Fidelity Advisor Freedom 2030 Fund

Investments March 31, 2005

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 82.5%
	Shares	Value (Note 1)
Domestic Equity Funds - 69.3%
Fidelity Advisor Dividend Growth Fund Institutional Class	2,609,126	$ 29,691,852
Fidelity Advisor Equity Growth Fund Institutional Class	324,987	14,994,902
Fidelity Advisor Equity Income Fund Institutional Class	1,117,078	31,713,829
Fidelity Advisor Growth & Income Fund Institutional Class	1,841,462	30,328,882
Fidelity Advisor Large Cap Fund Institutional Class	2,025,243	30,014,107
Fidelity Advisor Mid-Cap Fund Institutional Class	396,298	9,602,308
Fidelity Advisor Small Cap Fund Institutional Class	408,675	10,016,614
TOTAL DOMESTIC EQUITY FUNDS		156,362,494
International Equity Funds - 13.2%
Fidelity Advisor Diversified International Fund Institutional Class	806,592	15,204,257
Fidelity Advisor Overseas Fund Institutional Class	842,603	14,669,720
TOTAL INTERNATIONAL EQUITY FUNDS		29,873,977
TOTAL EQUITY FUNDS (Cost $179,397,991)		186,236,471
Fixed-Income Funds - 17.5%

High Yield Fixed-Income Funds - 7.8%
Fidelity Advisor High Income Advantage Fund Institutional Class	1,870,195	17,617,233
Investment Grade Fixed-Income Funds - 9.7%
Fidelity Advisor Government Investment Fund Institutional Class	1,098,890	10,911,981
Fidelity Advisor Intermediate Bond Fund Institutional Class	990,176	10,862,234
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		21,774,215
TOTAL FIXED-INCOME FUNDS (Cost $39,583,636)		39,391,448
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $218,981,627)		$ 225,627,919

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2005

Assets
Investment in securities, at value (cost $218,981,627) - See accompanying schedule		$ 225,627,919
Receivable for investments sold		942
Receivable for fund shares sold		1,233,750
Receivable from investment adviser for expense reductions		1,677
Total assets		226,864,288

Liabilities
Payable to custodian bank	$ 1
Payable for investments purchased	980,272
Payable for fund shares redeemed	262,584
Accrued management fee	18,626
Distribution fees payable	96,732
Total liabilities		1,358,215

Net Assets		$ 225,506,073
Net Assets consist of:
Paid in capital		$ 217,926,274
Undistributed net investment income		131,528
Accumulated undistributed net realized gain (loss) on investments		801,979
Net unrealized appreciation (depreciation) on investments		6,646,292
Net Assets		$ 225,506,073
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($65,593,290 ÷ 5,552,872 shares)		$ 11.81

Maximum offering price per share (100/94.25 of $11.81)		$ 12.53

Class T: Net Asset Value and redemption price per share ($102,153,469 ÷ 8,670,791 shares)		$ 11.78

Maximum offering price per share (100/96.50 of $11.78)		$ 12.21

Class B: Net Asset Value and offering price per share ($27,653,403 ÷ 2,355,267 shares)A		$ 11.74

Class C: Net Asset Value and offering price per share ($22,264,895 ÷ 1,896,050 shares)A		$ 11.74

Institutional Class: Net Asset Value, offering price and redemption price per share ($7,841,016 ÷ 662,406 shares)		$ 11.84

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2005

Investment Income
Income distributions from underlying funds		$ 2,740,223

Expenses
Management fee	$ 145,552
Distribution fees	775,221
Independent trustees' compensation	702
Total expenses before reductions	921,475
Expense reductions	(32,323)	889,152
Net investment income (loss)		1,851,071
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(30,396)
Capital gain distributions from underlying funds	1,047,268	1,016,872
Change in net unrealized appreciation (depreciation) on underlying funds		4,336,680
Net gain (loss)		5,353,552
Net increase (decrease) in net assets resulting from operations		$ 7,204,623

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2030 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2005	July 24, 2003 (commencement of operations) to March 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,851,071	$ 228,370
Net realized gain (loss)	1,016,872	13,865
Change in net unrealized appreciation (depreciation)	4,336,680	2,309,612
Net increase (decrease) in net assets resulting from operations	7,204,623	2,551,847
Distributions to shareholders from net investment income	(1,985,403)	(174,903)
Distributions to shareholders from net realized gain	(16,365)	-
Total distributions	(2,001,768)	(174,903)
Share transactions - net increase (decrease)	142,242,099	75,684,175
Total increase (decrease) in net assets	147,444,954	78,061,119

Net Assets
Beginning of period	78,061,119	-
End of period (including undistributed net investment income of $131,528 and undistributed net investment income of $54,472, respectively)	$ 225,506,073	$ 78,061,119

Financial Highlights - Class A

Years ended March 31,	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.48	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.18	.11
Net realized and unrealized gain (loss)	.30	1.46
Total from investment operations	.48	1.57
Distributions from net investment income	(.15)	(.09)
Distributions from net realized gain	-H	-
Total distributions	(.15)	(.09)
Net asset value, end of period	$ 11.81	$ 11.48
Total ReturnB,C,D	4.19%	15.68%
Ratios to Average Net AssetsG, I
Expenses before expense reductions	.35%	.35%A
Expenses net of voluntary waivers, if any	.33%	.33%A
Expenses net of all reductions	.33%	.33%A
Net investment income (loss)	1.55%	1.44%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 65,593	$ 27,879
Portfolio turnover rate	2%	2%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.47	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.15	.09
Net realized and unrealized gain (loss)	.30	1.46
Total from investment operations	.45	1.55
Distributions from net investment income	(.14)	(.08)
Distributions from net realized gain	-H	-
Total distributions	(.14)	(.08)
Net asset value, end of period	$ 11.78	$ 11.47
Total ReturnB,C,D	3.91%	15.53%
Ratios to Average Net AssetsG, I
Expenses before expense reductions	.60%	.60%A
Expenses net of voluntary waivers, if any	.58%	.58%A
Expenses net of all reductions	.58%	.58%A
Net investment income (loss)	1.30%	1.19%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 102,153	$ 27,201
Portfolio turnover rate	2%	2%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Amounts do not include the activity of the underlying funds.

Financial Highlights - Class B

Years ended March 31,	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.44	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.09	.05
Net realized and unrealized gain (loss)	.30	1.46
Total from investment operations	.39	1.51
Distributions from net investment income	(.09)	(.07)
Distributions from net realized gain	-H	-
Total distributions	(.09)	(.07)
Net asset value, end of period	$ 11.74	$ 11.44
Total ReturnB,C,D	3.41%	15.12%
Ratios to Average Net AssetsG, I
Expenses before expense reductions	1.10%	1.10%A
Expenses net of voluntary waivers, if any	1.08%	1.08%A
Expenses net of all reductions	1.08%	1.08%A
Net investment income (loss)	.80%	.69%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,653	$ 12,229
Portfolio turnover rate	2%	2%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.44	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.09	.05
Net realized and unrealized gain (loss)	.30	1.46
Total from investment operations	.39	1.51
Distributions from net investment income	(.09)	(.07)
Distributions from net realized gain	-H	-
Total distributions	(.09)	(.07)
Net asset value, end of period	$ 11.74	$ 11.44
Total ReturnB,C,D	3.41%	15.12%
Ratios to Average Net AssetsG, I
Expenses before expense reductions	1.10%	1.10%A
Expenses net of voluntary waivers, if any	1.08%	1.08%A
Expenses net of all reductions	1.08%	1.08%A
Net investment income (loss)	.80%	.69%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,265	$ 9,722
Portfolio turnover rate	2%	2%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Amounts do not include the activity of the underlying funds.

Financial Highlights - Institutional Class

Years ended March 31,	2005	2004E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.49	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.21	.13
Net realized and unrealized gain (loss)	.31	1.45
Total from investment operations	.52	1.58
Distributions from net investment income	(.17)	(.09)
Distributions from net realized gain	-G	-
Total distributions	(.17)	(.09)
Net asset value, end of period	$ 11.84	$ 11.49
Total ReturnB,C	4.50%	15.83%
Ratios to Average Net AssetsF, H
Expenses before expense reductions	.10%	.10%A
Expenses net of voluntary waivers, if any	.08%	.08%A
Expenses net of all reductions	.08%	.07%A
Net investment income (loss)	1.80%	1.69%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,841	$ 1,030
Portfolio turnover rate	2%	2%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period July 24, 2003 (commencement of operations) to March 31, 2004.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

H Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2035 Fund

Investment Changes

Fund Holdings as of March 31, 2005
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Dividend Growth Fund Institutional Class	13.3	13.4
Fidelity Advisor Equity Growth Fund Institutional Class	6.7	6.7
Fidelity Advisor Equity Income Fund Institutional Class	13.9	13.9
Fidelity Advisor Growth & Income Fund Institutional Class	13.5	13.6
Fidelity Advisor Large Cap Fund Institutional Class	13.4	13.4
Fidelity Advisor Mid-Cap Fund Institutional Class	4.2	4.2
Fidelity Advisor Small Cap Fund Institutional Class	4.3	4.3
	69.3	69.5
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	7.8	7.7
Fidelity Advisor Overseas Fund Institutional Class	7.6	7.4
	15.4	15.1
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	10.0	10.3
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Investment Fund Institutional Class	2.7	2.6
Fidelity Advisor Intermediate Bond Fund Institutional Class	2.6	2.5
	5.3	5.1
	100.0	100.0
Asset Allocation (% of fund's investments)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2004. The current allocation is based on the fund's holdings as of March 31, 2005. The expected allocation represents the fund's anticipated target asset allocation at September 30, 2005.

Annual Report

Fidelity Advisor Freedom 2035 Fund

Investments March 31, 2005

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 84.7%
	Shares	Value (Note 1)
Domestic Equity Funds - 69.3%
Fidelity Advisor Dividend Growth Fund Institutional Class	514,827	$ 5,858,732
Fidelity Advisor Equity Growth Fund Institutional Class	64,521	2,977,003
Fidelity Advisor Equity Income Fund Institutional Class	216,316	6,141,211
Fidelity Advisor Growth & Income Fund Institutional Class	363,187	5,981,683
Fidelity Advisor Large Cap Fund Institutional Class	399,408	5,919,223
Fidelity Advisor Mid-Cap Fund Institutional Class	76,459	1,852,612
Fidelity Advisor Small Cap Fund Institutional Class	77,960	1,910,797
TOTAL DOMESTIC EQUITY FUNDS		30,641,261
International Equity Funds - 15.4%
Fidelity Advisor Diversified International Fund Institutional Class	182,668	3,443,289
Fidelity Advisor Overseas Fund Institutional Class	193,301	3,365,375
TOTAL INTERNATIONAL EQUITY FUNDS		6,808,664
TOTAL EQUITY FUNDS (Cost $36,646,618)		37,449,925
Fixed-Income Funds - 15.3%

High Yield Fixed-Income Funds - 10.0%
Fidelity Advisor High Income Advantage Fund Institutional Class	470,304	4,430,262
Investment Grade Fixed-Income Funds - 5.3%
Fidelity Advisor Government Investment Fund Institutional Class	117,520	1,166,974
Fidelity Advisor Intermediate Bond Fund Institutional Class	105,945	1,162,222
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,329,196
TOTAL FIXED-INCOME FUNDS (Cost $6,787,413)		6,759,458
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $43,434,031)		$ 44,209,383

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2035 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2005

Assets
Investment in securities, at value (cost $43,434,031) - See accompanying schedule		$ 44,209,383
Cash		7
Receivable for fund shares sold		262,426
Receivable from investment adviser for expense reductions		159
Total assets		44,471,975

Liabilities
Payable for investments purchased	$ 189,448
Payable for fund shares redeemed	72,886
Accrued management fee	3,555
Distribution fees payable	19,402
Total liabilities		285,291

Net Assets		$ 44,186,684
Net Assets consist of:
Paid in capital		$ 43,335,425
Accumulated undistributed net realized gain (loss) on investments		75,907
Net unrealized appreciation (depreciation) on investments		775,352
Net Assets		$ 44,186,684
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($15,280,953 ÷ 1,382,233 shares)		$ 11.06

Maximum offering price per share (100/94.25 of $11.06)		$ 11.73

Class T: Net Asset Value and redemption price per share ($16,432,305 ÷ 1,491,163 shares)		$ 11.02

Maximum offering price per share (100/96.50 of $11.02)		$ 11.42

Class B: Net Asset Value and offering price per share ($6,917,167 ÷ 630,202 shares)A		$ 10.98

Class C: Net Asset Value and offering price per share ($5,089,067 ÷ 463,223 shares)A		$ 10.99

Institutional Class: Net Asset Value, offering price and redemption price per share ($467,192 ÷ 42,193 shares)		$ 11.07

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2005

Investment Income
Income distributions from underlying funds		$ 429,995
Interest		25
Total income		430,020

Expenses
Management fee	$ 21,052
Distribution fees	118,684
Independent trustees' compensation	93
Total expenses before reductions	139,829
Expense reductions	(5,043)	134,786
Net investment income (loss)		295,234
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(24,619)
Capital gain distributions from underlying funds	155,576	130,957
Change in net unrealized appreciation (depreciation) on underlying funds		674,970
Net gain (loss)		805,927
Net increase (decrease) in net assets resulting from operations		$ 1,101,161

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2035 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2005	November 6, 2003 (commencement of operations) to March 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 295,234	$ 13,710
Net realized gain (loss)	130,957	450
Change in net unrealized appreciation (depreciation)	674,970	100,382
Net increase (decrease) in net assets resulting from operations	1,101,161	114,542
Distributions to shareholders from net investment income	(351,658)	(11,997)
Distributions to shareholders from net realized gain	(788)	-
Total distributions	(352,446)	(11,997)
Share transactions - net increase (decrease)	38,278,752	5,056,672
Total increase (decrease) in net assets	39,027,467	5,159,217

Net Assets
Beginning of period	5,159,217	-
End of period (including undistributed net investment income of $0 and undistributed net investment income of $1,743, respectively)	$ 44,186,684	$ 5,159,217

Financial Highlights - Class A

Years ended March 31,	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.70	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.19	.07
Net realized and unrealized gain (loss)	.32	.72
Total from investment operations	.51	.79
Distributions from net investment income	(.15)	(.09)
Distributions from net realized gain	-H	-
Total distributions	(.15)	(.09)
Net asset value, end of period	$ 11.06	$ 10.70
Total ReturnB,C,D	4.76%	7.88%
Ratios to Average Net AssetsG, I
Expenses before expense reductions	.35%	.35%A
Expenses net of voluntary waivers, if any	.33%	.33%A
Expenses net of all reductions	.33%	.33%A
Net investment income (loss)	1.71%	1.80%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,281	$ 1,884
Portfolio turnover rate	5%	1%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period November 6, 2003 (commencement of sale of shares) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.69	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.16	.06
Net realized and unrealized gain (loss)	.31	.71
Total from investment operations	.47	.77
Distributions from net investment income	(.14)	(.08)
Distributions from net realized gain	-H	-
Total distributions	(.14)	(.08)
Net asset value, end of period	$ 11.02	$ 10.69
Total ReturnB,C,D	4.37%	7.73%
Ratios to Average Net AssetsG, I
Expenses before expense reductions	.60%	.60%A
Expenses net of voluntary waivers, if any	.58%	.58%A
Expenses net of all reductions	.58%	.58%A
Net investment income (loss)	1.46%	1.55%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,432	$ 1,047
Portfolio turnover rate	5%	1%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period November 6, 2003 (commencement of sale of shares) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Amounts do not include the activity of the underlying funds.

Financial Highlights - Class B

Years ended March 31,	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.67	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.10	.04
Net realized and unrealized gain (loss)	.32	.71
Total from investment operations	.42	.75
Distributions from net investment income	(.11)	(.08)
Distributions from net realized gain	-H	-
Total distributions	(.11)	(.08)
Net asset value, end of period	$ 10.98	$ 10.67
Total ReturnB,C,D	3.88%	7.48%
Ratios to Average Net AssetsG, I
Expenses before expense reductions	1.10%	1.10%A
Expenses net of voluntary waivers, if any	1.08%	1.08%A
Expenses net of all reductions	1.08%	1.08%A
Net investment income (loss)	.96%	1.05%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,917	$ 1,123
Portfolio turnover rate	5%	1%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 6, 2003 (commencement of sale of shares) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.68	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.10	.04
Net realized and unrealized gain (loss)	.32	.72
Total from investment operations	.42	.76
Distributions from net investment income	(.11)	(.08)
Distributions from net realized gain	-H	-
Total distributions	(.11)	(.08)
Net asset value, end of period	$ 10.99	$ 10.68
Total ReturnB,C,D	3.87%	7.58%
Ratios to Average Net AssetsG, I
Expenses before expense reductions	1.10%	1.10%A
Expenses net of voluntary waivers, if any	1.08%	1.08%A
Expenses net of all reductions	1.08%	1.08%A
Net investment income (loss)	.96%	1.05%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,089	$ 890
Portfolio turnover rate	5%	1%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 6, 2003 (commencement of sale of shares) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Amounts do not include the activity of the underlying funds.

Financial Highlights - Institutional Class

Years ended March 31,	2005	2004E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.71	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.21	.08
Net realized and unrealized gain (loss)	.31	.72
Total from investment operations	.52	.80
Distributions from net investment income	(.16)	(.09)
Distributions from net realized gain	-G	-
Total distributions	(.16)	(.09)
Net asset value, end of period	$ 11.07	$ 10.71
Total ReturnB,C	4.87%	7.98%
Ratios to Average Net AssetsF, H
Expenses before expense reductions	.10%	.10%A
Expenses net of voluntary waivers, if any	.08%	.08%A
Expenses net of all reductions	.08%	.08%A
Net investment income (loss)	1.96%	2.04%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 467	$ 216
Portfolio turnover rate	5%	1%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 6, 2003 (commencement of sale of shares) to March 31, 2004.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

H Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2040 Fund

Investment Changes

Fund Holdings as of March 31, 2005
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Dividend Growth Fund Institutional Class	13.9	14.3
Fidelity Advisor Equity Growth Fund Institutional Class	7.0	7.2
Fidelity Advisor Equity Income Fund Institutional Class	14.7	15.0
Fidelity Advisor Growth & Income Fund Institutional Class	14.2	14.5
Fidelity Advisor Large Cap Fund Institutional Class	14.0	14.3
Fidelity Advisor Mid-Cap Fund Institutional Class	4.5	4.5
Fidelity Advisor Small Cap Fund Institutional Class	4.6	4.6
	72.9	74.4
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	8.0	7.8
Fidelity Advisor Overseas Fund Institutional Class	7.7	7.5
	15.7	15.3
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	10.3	10.3
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Investment Fund Institutional Class	0.6	0.0
Fidelity Advisor Intermediate Bond Fund Institutional Class	0.5	0.0
	1.1	0.0
	100.0	100.0
Asset Allocation (% of fund's investments)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2004. The current allocation is based on the fund's holdings as of March 31, 2005. The expected allocation represents the fund's anticipated target asset allocation at September 30, 2005.

Annual Report

Fidelity Advisor Freedom 2040 Fund

Investments March 31, 2005

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 88.6%
	Shares	Value (Note 1)
Domestic Equity Funds - 72.9%
Fidelity Advisor Dividend Growth Fund Institutional Class	1,984,444	$ 22,582,977
Fidelity Advisor Equity Growth Fund Institutional Class	247,634	11,425,817
Fidelity Advisor Equity Income Fund Institutional Class	842,904	23,930,043
Fidelity Advisor Growth & Income Fund Institutional Class	1,399,892	23,056,222
Fidelity Advisor Large Cap Fund Institutional Class	1,539,565	22,816,352
Fidelity Advisor Mid-Cap Fund Institutional Class	299,318	7,252,466
Fidelity Advisor Small Cap Fund Institutional Class	306,910	7,522,373
TOTAL DOMESTIC EQUITY FUNDS		118,586,250
International Equity Funds - 15.7%
Fidelity Advisor Diversified International Fund Institutional Class	687,447	12,958,384
Fidelity Advisor Overseas Fund Institutional Class	722,147	12,572,578
TOTAL INTERNATIONAL EQUITY FUNDS		25,530,962
TOTAL EQUITY FUNDS (Cost $139,559,693)		144,117,212
Fixed-Income Funds - 11.4%

High Yield Fixed-Income Funds - 10.3%
Fidelity Advisor High Income Advantage Fund Institutional Class	1,775,890	16,728,884
Investment Grade Fixed-Income Funds - 1.1%
Fidelity Advisor Government Investment Fund Institutional Class	95,495	948,267
Fidelity Advisor Intermediate Bond Fund Institutional Class	86,206	945,680
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,893,947
TOTAL FIXED-INCOME FUNDS (Cost $18,506,898)		18,622,831
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $158,066,591)		$ 162,740,043

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2005

Assets
Investment in securities, at value (cost $158,066,591) - See accompanying schedule		$ 162,740,043
Receivable for investments sold		58,402
Receivable for fund shares sold		10,935,965
Receivable from investment adviser for expense reductions		1,037
Total assets		173,735,447

Liabilities
Payable for investments purchased	$ 10,723,569
Payable for fund shares redeemed	270,645
Accrued management fee	12,356
Distribution fees payable	67,881
Total liabilities		11,074,451

Net Assets		$ 162,660,996
Net Assets consist of:
Paid in capital		$ 157,560,189
Undistributed net investment income		26,420
Accumulated undistributed net realized gain (loss) on investments		400,935
Net unrealized appreciation (depreciation) on investments		4,673,452
Net Assets		$ 162,660,996
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($51,717,906 ÷ 4,299,486 shares)		$ 12.03

Maximum offering price per share (100/94.25 of $12.03)		$ 12.76

Class T: Net Asset Value and redemption price per share ($66,136,138 ÷ 5,510,673 shares)		$ 12.00

Maximum offering price per share (100/96.50 of $12.00)		$ 12.44

Class B: Net Asset Value and offering price per share ($18,540,931 ÷ 1,552,212 shares)A		$ 11.94

Class C: Net Asset Value and offering price per share ($21,791,990 ÷ 1,825,006 shares)A		$ 11.94

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,474,031 ÷ 371,168 shares)		$ 12.05

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2005

Investment Income
Income distributions from underlying funds		$ 1,672,523

Expenses
Management fee	$ 91,040
Distribution fees	522,849
Independent trustees' compensation	434
Total expenses before reductions	614,323
Expense reductions	(20,338)	593,985
Net investment income (loss)		1,078,538
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(71,321)
Capital gain distributions from underlying funds	602,083	530,762
Change in net unrealized appreciation (depreciation) on underlying funds		3,286,735
Net gain (loss)		3,817,497
Net increase (decrease) in net assets resulting from operations		$ 4,896,035

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2040 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2005	July 24, 2003 (commencement of operations) to March 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,078,538	$ 127,323
Net realized gain (loss)	530,762	(2,741)
Change in net unrealized appreciation (depreciation)	3,286,735	1,386,717
Net increase (decrease) in net assets resulting from operations	4,896,035	1,511,299
Distributions to shareholders from net investment income	(1,190,067)	(116,460)
Share transactions - net increase (decrease)	115,613,636	41,946,553
Total increase (decrease) in net assets	119,319,604	43,341,392

Net Assets
Beginning of period	43,341,392	-
End of period (including undistributed net investment income of $26,420 and undistributed net investment income of $10,863, respectively)	$ 162,660,996	$ 43,341,392

Financial Highlights - Class A

Years ended March 31,	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.62	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.18	.12
Net realized and unrealized gain (loss)	.39	1.60
Total from investment operations	.57	1.72
Distributions from net investment income	(.16)	(.10)
Net asset value, end of period	$ 12.03	$ 11.62
Total ReturnB,C,D	4.87%	17.19%
Ratios to Average Net AssetsG, H
Expenses before expense reductions	.35%	.35%A
Expenses net of voluntary waivers, if any	.33%	.33%A
Expenses net of all reductions	.33%	.33%A
Net investment income (loss)	1.50%	1.53%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 51,718	$ 9,666
Portfolio turnover rate	3%	3%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.60	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.15	.10
Net realized and unrealized gain (loss)	.38	1.59
Total from investment operations	.53	1.69
Distributions from net investment income	(.13)	(.09)
Net asset value, end of period	$ 12.00	$ 11.60
Total ReturnB,C,D	4.57%	16.93%
Ratios to Average Net AssetsG, H
Expenses before expense reductions	.60%	.60%A
Expenses net of voluntary waivers, if any	.58%	.58%A
Expenses net of all reductions	.58%	.58%A
Net investment income (loss)	1.25%	1.28%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 66,136	$ 19,191
Portfolio turnover rate	3%	3%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amounts do not include the activity of the underlying funds.

Financial Highlights - Class B

Years ended March 31,	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.57	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.09	.06
Net realized and unrealized gain (loss)	.38	1.60
Total from investment operations	.47	1.66
Distributions from net investment income	(.10)	(.09)
Net asset value, end of period	$ 11.94	$ 11.57
Total ReturnB,C,D	4.04%	16.58%
Ratios to Average Net AssetsG, H
Expenses before expense reductions	1.10%	1.10%A
Expenses net of voluntary waivers, if any	1.08%	1.08%A
Expenses net of all reductions	1.08%	1.08%A
Net investment income (loss)	.75%	.78%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,541	$ 7,232
Portfolio turnover rate	3%	3%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.57	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.09	.06
Net realized and unrealized gain (loss)	.38	1.59
Total from investment operations	.47	1.65
Distributions from net investment income	(.10)	(.08)
Net asset value, end of period	$ 11.94	$ 11.57
Total ReturnB,C,D	4.04%	16.53%
Ratios to Average Net AssetsG, H
Expenses before expense reductions	1.10%	1.10%A
Expenses net of voluntary waivers, if any	1.08%	1.08%A
Expenses net of all reductions	1.08%	1.08%A
Net investment income (loss)	.75%	.78%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,792	$ 6,958
Portfolio turnover rate	3%	3%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amounts do not include the activity of the underlying funds.

Financial Highlights - Institutional Class

Years ended March 31,	2005	2004E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.63	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.21	.13
Net realized and unrealized gain (loss)	.38	1.60
Total from investment operations	.59	1.73
Distributions from net investment income	(.17)	(.10)
Net asset value, end of period	$ 12.05	$ 11.63
Total ReturnB,C	5.07%	17.34%
Ratios to Average Net AssetsF, G
Expenses before expense reductions	.10%	.10%A
Expenses net of voluntary waivers, if any	.08%	.08%A
Expenses net of all reductions	.08%	.08%A
Net investment income (loss)	1.75%	1.78%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,474	$ 294
Portfolio turnover rate	3%	3%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period July 24, 2003 (commencement of operations) to March 31, 2004.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended March 31, 2005

1. Significant Accounting Policies.

Fidelity Advisor Freedom Income Fund, Advisor Freedom 2005 Fund, Advisor Freedom 2010 Fund, Advisor Freedom 2015 Fund, Advisor Freedom 2020 Fund, Advisor Freedom 2025 Fund, Advisor Freedom 2030 Fund, Advisor Freedom 2035 Fund and Advisor Freedom 2040 Fund (the funds) are funds of Fidelity Aberdeen Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified open-end management investment company organized as a Delaware statutory trust. Each fund is authorized to issue an unlimited number of shares. The funds invest primarily in a combination of other Fidelity equity, fixed income, and money market funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Each fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Investments in the Underlying Funds are valued at their net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost.

Investment Transactions and Income. Security transactions, normally shares of the Underlying Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of each fund and do not include any expenses associated with the Underlying Funds.

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain funds will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gain distributions from the Underlying Funds and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows for each fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Advisor Freedom Income	$ 58,255,680	$ 675,153	$ (570,470)	$ 104,683
Advisor Freedom 2005	22,821,903	423,939	(232,080)	191,859
Advisor Freedom 2010	226,855,554	4,791,248	(2,440,925)	2,350,323
Advisor Freedom 2015	150,476,079	2,784,265	(1,623,175)	1,161,090
Advisor Freedom 2020	403,046,171	13,780,829	(3,340,317)	10,440,512
Advisor Freedom 2025	121,056,564	2,314,186	(814,130)	1,500,056
Advisor Freedom 2030	218,981,643	8,269,489	(1,623,213)	6,646,276
Advisor Freedom 2035	43,434,087	1,172,493	(397,197)	775,296
Advisor Freedom 2040	158,066,664	5,731,090	(1,057,711)	4,673,379

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

	Undistributed Ordinary Income	Undistributed Long-term Capital Gain
Advisor Freedom Income	$ 86,109	$ 131,393
Advisor Freedom 2005	66,592	46,077
Advisor Freedom 2010	718,326	744,259
Advisor Freedom 2015	318,954	449,826
Advisor Freedom 2020	637,463	1,564,213
Advisor Freedom 2025	95,450	243,467
Advisor Freedom 2030	131,528	801,993
Advisor Freedom 2035	-	75,963
Advisor Freedom 2040	26,459	400,970

The tax character of distributions paid was as follows:

March 31, 2005
	Ordinary Income	Long-term Capital Gains	Total
Advisor Freedom Income	$ 704,332	$ 35,147	$ 739,479
Advisor Freedom 2005	231,296	3,243	234,539
Advisor Freedom 2010	2,581,854	17,590	2,599,444
Advisor Freedom 2015	1,216,211	6,337	1,222,548
Advisor Freedom 2020	4,439,939	68,080	4,508,019
Advisor Freedom 2025	647,465	1,629	649,094
Advisor Freedom 2030	1,985,403	16,365	2,001,768
Advisor Freedom 2035	330,752	21,694	352,446
Advisor Freedom 2040	1,190,067	-	1,190,067
March 31, 2004
	Ordinary Income	Long-term Capital Gains	Total
Advisor Freedom Income	$ 156,368	$ -	$ 156,368
Advisor Freedom 2005	8,568	-	8,568
Advisor Freedom 2010	196,312	-	196,312
Advisor Freedom 2015	18,521	-	18,521
Advisor Freedom 2020	346,934	-	346,934
Advisor Freedom 2025	11,834	-	11,834
Advisor Freedom 2030	174,903	-	174,903
Advisor Freedom 2035	11,997	-	11,997
Advisor Freedom 2040	116,460	-	116,460

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Annual Report

3. Purchases and Sales of Investments.

Purchases and redemptions of the underlying fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Advisor Freedom Income	34,474,049	8,377,330
Advisor Freedom 2005	20,361,269	3,515,931
Advisor Freedom 2010	146,134,802	7,958,044
Advisor Freedom 2015	134,991,022	2,254,549
Advisor Freedom 2020	243,842,016	2,446,880
Advisor Freedom 2025	115,974,412	4,701,515
Advisor Freedom 2030	145,592,696	2,373,222
Advisor Freedom 2035	39,368,688	970,248
Advisor Freedom 2040	118,651,696	2,492,686

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the funds with investment management related services. For these services the funds pay a monthly management fee to Strategic Advisers. The management fee is computed at an annual rate of ..10% of the funds' average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the funds to the independent Trustees. As of May 1, 2005, Strategic Advisers agreed to waive the .10% management fee. On May 19, 2005, the Board of Trustees approved amendments to the management contracts. Under the amended contracts, the Funds no longer pay management fees.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each fund. Pursuant to this agreement, FMR pays all expenses of each fund, except the compensation of the independent Trustees and certain exceptions such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each fund. For the services under the agreement, Strategic Advisers pays FMR a monthly administration fee equal to the management fee received by Strategic Advisers, minus an amount equal to an annual rate of .02% of each fund's average net assets. The funds do not pay any fees for these services.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the funds have adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

Advisor Freedom Income	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 20,423	$ 23
Class T	.25%	.25%	106,282	325
Class B	.75%	.25%	43,846	32,902
Class C	.75%	.25%	126,262	89,878
			$ 296,813	$ 123,128
Advisor Freedom 2005
Class A	0%	.25%	$ 9,536	$ 541
Class T	.25%	.25%	24,638	1,199
Class B	.75%	.25%	21,313	16,524
Class C	.75%	.25%	36,850	29,188
			$ 92,337	$ 47,452
Advisor Freedom 2010
Class A	0%	.25%	$ 127,020	$ 58
Class T	.25%	.25%	299,898	599
Class B	.75%	.25%	216,353	162,354
Class C	.75%	.25%	197,594	133,151
			$ 840,865	$ 296,162
Advisor Freedom 2015
Class A	0%	.25%	$ 53,773	$ 100
Class T	.25%	.25%	139,456	824
Class B	.75%	.25%	114,672	86,191
Class C	.75%	.25%	103,936	82,854
			$ 411,837	$ 169,969

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

Advisor Freedom 2020	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 247,756	$ 119
Class T	.25%	.25%	576,620	1,778
Class B	.75%	.25%	368,111	276,168
Class C	.75%	.25%	269,218	169,815
			$ 1,461,705	$ 447,880
Advisor Freedom 2025
Class A	0%	.25%	$ 34,726	$ 138
Class T	.25%	.25%	84,130	676
Class B	.75%	.25%	82,291	61,925
Class C	.75%	.25%	64,654	50,792
			$ 265,801	$ 113,531
Advisor Freedom 2030
Class A	0%	.25%	$ 108,199	$ 47
Class T	.25%	.25%	312,765	430
Class B	.75%	.25%	198,696	149,042
Class C	.75%	.25%	155,561	82,354
			$ 775,221	$ 231,873
Advisor Freedom 2035
Class A	0%	.25%	$ 18,048	$ 176
Class T	.25%	.25%	35,288	1,127
Class B	.75%	.25%	38,162	29,153
Class C	.75%	.25%	27,186	22,669
			$ 118,684	$ 53,125
Advisor Freedom 2040
Class A	0%	.25%	$ 54,205	$ -
Class T	.25%	.25%	202,404	-
Class B	.75%	.25%	125,076	93,822
Class C	.75%	.25%	141,164	102,792
			$ 522,849	$ 196,614

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Advisor Freedom Income	Retained by FDC
Class A	$ 33,054
Class T	8,122
Class B*	19,099
Class C*	9,294
$ 69,569
Advisor Freedom 2005
Class A	$ 29,410
Class T	6,445
Class B*	5,468
Class C*	1,722
$ 43,045

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Advisor Freedom 2010	Retained by FDC
Class A	$ 174,190
Class T	35,996
Class B*	69,043
Class C*	6,339
$ 285,568
Advisor Freedom 2015
Class A	$ 170,386
Class T	38,350
Class B*	25,092
Class C*	2,734
$ 236,562
Advisor Freedom 2020
Class A	$ 261,720
Class T	47,093
Class B*	93,213
Class C*	8,647
$ 410,673
Advisor Freedom 2025
Class A	$ 123,169
Class T	24,118
Class B*	32,977
Class C*	794
$ 181,058
Advisor Freedom 2030
Class A	$ 146,952
Class T	30,735
Class B*	51,770
Class C*	3,175
$ 232,632
Advisor Freedom 2035
Class A	$ 55,616
Class T	9,685
Class B*	10,482
Class C*	622
$ 76,405
Advisor Freedom 2040
Class A	$ 125,061
Class T	26,602
Class B*	29,968
Class C*	6,272
$ 187,903

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

Notes to Financial Statements - continued

5. Expense Reductions.

FMR agreed to reimburse the funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Advisor Freedom Income
Class A	.33%	$ 1,660
Class T	.58%	4,609
Class B	1.08%	888
Class C	1.08%	2,530
Institutional Class	.08%	96
Advisor Freedom 2005
Class A	.33%	819
Class T	.58%	1,122
Class B	1.08%	484
Class C	1.08%	873
Institutional Class	.08%	114
Advisor Freedom 2010
Class A	.33%	10,538
Class T	.58%	13,631
Class B	1.08%	4,692
Class C	1.08%	4,448
Institutional Class	.08%	1,003
Advisor Freedom 2015
Class A	.33%	4,730
Class T	.58%	6,561
Class B	1.08%	2,693
Class C	1.08%	2,552
Institutional Class	.08%	1,701
Advisor Freedom 2020
Class A	.33%	20,522
Class T	.58%	25,525
Class B	1.08%	8,166
Class C	1.08%	6,140
Institutional Class	.08%	1,540
Advisor Freedom 2025
Class A	.33%	3,148
Class T	.58%	4,168
Class B	1.08%	1,917
Class C	1.08%	1,546
Institutional Class	.08%	181
Advisor Freedom 2030
Class A	.33%	9,109
Class T	.58%	14,137
Class B	1.08%	4,431
Class C	1.08%	3,564
Institutional Class	.08%	1,021

Annual Report

5. Expense Reductions - continued

Advisor Freedom 2035	Expense Limitations	Reimbursement from adviser
Class A	.33%	$ 1,597
Class T	.58%	1,759
Class B	1.08%	955
Class C	1.08%	664
Institutional Class	.08%	67
Advisor Freedom 2040
Class A	.33%	4,731
Class T	.58%	8,889
Class B	1.08%	2,861
Class C	1.08%	3,269
Institutional Class	.08%	548

In addition, through arrangements with each applicable fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable fund's management fee. During the period, these credits reduced management fees by the following amounts:

Advisor Freedom Income	$ 25
Advisor Freedom 2010	36
Advisor Freedom 2015	2
Advisor Freedom 2020	99
Advisor Freedom 2025	3
Advisor Freedom 2030	61
Advisor Freedom 2035	1
Advisor Freedom 2040	40

6. Other.

The funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the funds. In the normal course of business, the funds may also enter into contracts that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the funds. The risk of material loss from such claims is considered remote.

The funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the funds within their principal investment strategies may represent a significant portion of the Underlying Funds' net assets. The funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Advisor Large Cap Fund	20%

In addition, at the end of the period, FMR or its affiliates and certain otherwise unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares of the following funds:

	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
Advisor Freedom Income	-	1	10%
Advisor Freedom 2005	-	1	12%
Advisor Freedom 2020	-	1	10%

Annual Report

Notes to Financial Statements - continued

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended March 31,
Advisor Freedom Income	2005	2004 A, B
From net investment income
Class A	$ 156,915	$ 19,649
Class T	358,648	79,678
Class B	44,872	18,877
Class C	134,067	34,941
Institutional Class	10,148	3,223
Total	$ 704,650	$ 156,368
From net realized gain
Class A	$ 5,263	$ -
Class T	15,048	-
Class B	3,971	-
Class C	10,183	-
Institutional Class	364	-
Total	$ 34,829	$ -
Advisor Freedom 2005
From net investment income
Class A	$ 72,744	$ 1,826
Class T	71,074	1,280
Class B	23,488	1,542
Class C	54,062	1,663
Institutional Class	9,928	2,257
Total	$ 231,296	$ 8,568
From net realized gain
Class A	$ 817	$ -
Class T	951	-
Class B	646	-
Class C	641	-
Institutional Class	188	-
Total	$ 3,243	$ -
Advisor Freedom 2010
From net investment income
Class A	$ 896,266	$ 43,977
Class T	1,070,938	66,548
Class B	244,225	49,040
Class C	262,890	34,840
Institutional Class	104,924	1,907
Total	$ 2,579,243	$ 196,312
From net realized gain
Class A	$ 6,722	$ -
Class T	7,134	-
Class B	3,175	-
Class C	2,556	-
Institutional Class	614	-
Total	$ 20,201	$ -
Advisor Freedom 2015
From net investment income
Class A	$ 362,175	$ 5,218
Class T	450,450	5,119
Class B	125,071	4,459
Class C	117,958	2,525
Institutional Class	160,357	1,200
Total	$ 1,216,011	$ 18,521

Annual Report

7. Distributions to Shareholders - continued

	Years ended March 31,
Advisor Freedom 2015 - continued	2005	2004 A, B
From net realized gain
Class A	$ 1,578	$ -
Class T	1,718	-
Class B	1,172	-
Class C	898	-
Institutional Class	1,171	-
Total	$ 6,537	$ -
Advisor Freedom 2020
From net investment income
Class A	$ 1,730,029	$ 89,794
Class T	1,789,888	125,405
Class B	435,029	78,799
Class C	327,289	50,035
Institutional Class	157,704	2,901
Total	$ 4,439,939	$ 346,934
From net realized gain
Class A	$ 27,378	$ -
Class T	23,535	-
Class B	9,581	-
Class C	6,642	-
Institutional Class	944	-
Total	$ 68,080	$ -
Advisor Freedom 2025
From net investment income
Class A	$ 224,481	$ 2,746
Class T	274,089	1,859
Class B	77,176	3,827
Class C	61,009	2,202
Institutional Class	10,710	1,200
Total	$ 647,465	$ 11,834
From net realized gain
Class A	$ 430	$ -
Class T	395	-
Class B	443	-
Class C	333	-
Institutional Class	28	-
Total	$ 1,629	$ -
Advisor Freedom 2030
From net investment income
Class A	$ 638,944	$ 35,680
Class T	938,314	69,540
Class B	178,105	38,645
Class C	146,090	29,038
Institutional Class	83,950	2,000
Total	$ 1,985,403	$ 174,903
From net realized gain
Class A	$ 5,495	$ -
Class T	5,920	-
Class B	2,610	-
Class C	1,897	-
Institutional Class	443	-
Total	$ 16,365	$ -

Annual Report

Notes to Financial Statements - continued

7. Distributions to Shareholders - continued

	Years ended March 31,
Advisor Freedom 2035	2005	2004 A, B
From net investment income
Class A	$ 138,492	$ 3,119
Class T	124,168	1,638
Class B	48,334	3,169
Class C	34,996	2,371
Institutional Class	5,668	1,700
Total	$ 351,658	$ 11,997
From net realized gain
Class A	$ 272	$ -
Class T	213	-
Class B	175	-
Class C	105	-
Institutional Class	23	-
Total	$ 788	$ -
Advisor Freedom 2040
From net investment income
Class A	$ 357,270	$ 17,994
Class T	516,094	50,760
Class B	124,906	23,869
Class C	140,661	21,670
Institutional Class	51,136	2,167
Total	$ 1,190,067	$ 116,460

A For the period July 24, 2003 (commencement of operations) to March 31, 2004 for Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2030 Fund and Fidelity Advisor Freedom 2040 Fund.

B For the period November 6, 2003 (commencement of operations) to March 31, 2004 for Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2025 Fund and Fidelity Advisor Freedom 2035 Fund.

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended March 31,		Years ended March 31,
Advisor Freedom Income	2005	2004 A,B	2005	2004 A, B
Class A
Shares sold	728,210	556,120	$ 7,481,125	$ 5,708,669
Reinvestment of distributions	13,977	1,560	144,254	16,075
Shares redeemed	(241,418)	(76,230)	(2,487,639)	(789,030)
Net increase(decrease)	500,769	481,450	$ 5,137,740	$ 4,935,714
Class T
Shares sold	2,252,617	1,803,899	$ 23,261,446	$ 18,395,637
Reinvestment of distributions	34,674	7,538	358,020	77,485
Shares redeemed	(868,775)	(412,756)	(8,962,920)	(4,222,818)
Net increase(decrease)	1,418,516	1,398,681	$ 14,656,546	$ 14,250,304
Class B
Shares sold	202,570	406,170	$ 2,078,692	$ 4,116,167
Reinvestment of distributions	4,403	1,783	45,378	18,299
Shares redeemed	(125,605)	(56,322)	(1,287,886)	(578,381)
Net increase(decrease)	81,368	351,631	$ 836,184	$ 3,556,085
Class C
Shares sold	888,712	968,910	$ 9,098,996	$ 9,906,406
Reinvestment of distributions	10,052	2,293	103,577	23,551
Shares redeemed	(419,464)	(79,710)	(4,313,437)	(821,157)
Net increase(decrease)	479,300	891,493	$ 4,889,136	$ 9,108,800
Institutional Class
Shares sold	42,061	34,289	$ 432,907	$ 345,318
Reinvestment of distributions	760	204	7,846	2,087
Shares redeemed	(16,642)	(1)	(170,939)	(6)
Net increase(decrease)	26,179	34,492	$ 269,814	$ 347,399

Annual Report

8. Share Transactions - continued

	Shares		Dollars
	Years ended March 31,		Years ended March 31,
Advisor Freedom 2005	2005	2004 A,B	2005	2004 A, B
Class A
Shares sold	585,329	132,035	$ 6,132,477	$ 1,369,748
Reinvestment of distributions	6,487	177	69,326	1,810
Shares redeemed	(159,401)	(1)	(1,685,117)	(15)
Net increase(decrease)	432,415	132,211	$ 4,516,686	$ 1,371,543
Class T
Shares sold	772,833	194,308	$ 8,098,797	$ 2,020,332
Reinvestment of distributions	6,710	125	71,635	1,280
Shares redeemed	(218,069)	(632)	(2,293,607)	(6,663)
Net increase(decrease)	561,474	193,801	$ 5,876,825	$ 2,014,949
Class B
Shares sold	192,162	119,966	$ 2,010,191	$ 1,241,061
Reinvestment of distributions	1,998	141	21,257	1,444
Shares redeemed	(48,192)	(5,213)	(503,088)	(54,663)
Net increase(decrease)	145,968	114,894	$ 1,528,360	$ 1,187,842
Class C
Shares sold	478,945	104,471	$ 4,977,613	$ 1,080,313
Reinvestment of distributions	4,388	163	46,808	1,663
Shares redeemed	(48,603)	(2,131)	(512,104)	(22,078)
Net increase(decrease)	434,730	102,503	$ 4,512,317	$ 1,059,898
Institutional Class
Shares sold	34,319	37,614	$ 360,945	$ 380,010
Reinvestment of distributions	860	221	9,166	2,257
Shares redeemed	(11,601)	-	(125,056)	-
Net increase(decrease)	23,578	37,835	$ 245,055	$ 382,267
Advisor Freedom 2010
Class A
Shares sold	4,608,995	6,011,846	$ 50,250,054	$ 64,179,052
Reinvestment of distributions	78,688	3,950	872,410	41,954
Shares redeemed	(950,972)	(3,027,942)	(10,395,541)	(32,337,081)
Net increase(decrease)	3,736,711	2,987,854	$ 40,726,923	$ 31,883,925
Class T
Shares sold	7,487,847	3,031,245	$ 81,779,426	$ 32,349,186
Reinvestment of distributions	96,564	6,169	1,069,348	65,456
Shares redeemed	(1,698,806)	(288,271)	(18,462,716)	(3,097,922)
Net increase(decrease)	5,885,605	2,749,143	$ 64,386,058	$ 29,316,720
Class B
Shares sold	1,378,429	1,431,674	$ 14,897,988	$ 15,072,786
Reinvestment of distributions	20,499	4,375	226,286	46,370
Shares redeemed	(292,158)	(65,871)	(3,159,106)	(697,008)
Net increase(decrease)	1,106,770	1,370,178	$ 11,965,168	$ 14,422,148
Class C
Shares sold	1,743,474	1,108,463	$ 18,868,200	$ 11,728,611
Reinvestment of distributions	20,727	2,998	228,983	31,779
Shares redeemed	(295,172)	(48,773)	(3,194,192)	(528,477)
Net increase(decrease)	1,469,029	1,062,688	$ 15,902,991	$ 11,231,913
Institutional Class
Shares sold	496,890	161,267	$ 5,380,233	$ 1,748,838
Reinvestment of distributions	6,067	143	67,159	1,516
Shares redeemed	(155,576)	(6,723)	(1,710,806)	(73,690)
Net increase(decrease)	347,381	154,687	$ 3,736,586	$ 1,676,664

Annual Report

Notes to Financial Statements - continued

8. Share Transactions - continued

	Shares		Dollars
	Years ended March 31,		Years ended March 31,
Advisor Freedom 2015	2005	2004 A,B	2005	2004 A, B
Class A
Shares sold	4,003,451	453,543	$ 42,707,661	$ 4,740,621
Reinvestment of distributions	31,923	503	349,281	5,159
Shares redeemed	(307,000)	(2,716)	(3,266,298)	(28,286)
Net increase(decrease)	3,728,374	451,330	$ 39,790,644	$ 4,717,494
Class T
Shares sold	5,141,514	478,142	$ 54,603,890	$ 5,005,957
Reinvestment of distributions	40,873	498	446,960	5,107
Shares redeemed	(458,057)	(2,027)	(4,861,368)	(21,269)
Net increase(decrease)	4,724,330	476,613	$ 50,189,482	$ 4,989,795
Class B
Shares sold	1,449,464	403,545	$ 15,307,338	$ 4,213,233
Reinvestment of distributions	10,737	434	117,212	4,450
Shares redeemed	(109,668)	(630)	(1,158,377)	(6,636)
Net increase(decrease)	1,350,533	403,349	$ 14,266,173	$ 4,211,047
Class C
Shares sold	1,505,221	343,634	$ 15,938,225	$ 3,596,889
Reinvestment of distributions	8,911	237	97,350	2,428
Shares redeemed	(90,162)	(3,598)	(956,104)	(38,127)
Net increase(decrease)	1,423,970	340,273	$ 15,079,471	$ 3,561,190
Institutional Class
Shares sold	1,325,729	26,468	$ 14,281,479	$ 268,672
Reinvestment of distributions	14,118	117	154,581	1,200
Shares redeemed	(176,462)	-	(1,867,613)	-
Net increase(decrease)	1,163,385	26,585	$ 12,568,447	$ 269,872
Advisor Freedom 2020
Class A
Shares sold	6,713,038	7,039,702	$ 76,292,402	$ 77,494,120
Reinvestment of distributions	146,966	7,871	1,714,049	85,955
Shares redeemed	(1,527,689)	(642,065)	(17,327,477)	(7,227,956)
Net increase(decrease)	5,332,315	6,405,508	$ 60,678,974	$ 70,352,119
Class T
Shares sold	12,699,220	4,882,894	$ 143,541,530	$ 53,798,538
Reinvestment of distributions	153,474	11,313	1,793,543	123,537
Shares redeemed	(2,089,785)	(260,830)	(23,854,402)	(2,914,264)
Net increase(decrease)	10,762,909	4,633,377	$ 121,480,671	$ 51,007,811
Class B
Shares sold	2,516,778	2,121,988	$ 28,294,743	$ 22,935,276
Reinvestment of distributions	36,057	6,931	420,877	75,615
Shares redeemed	(314,860)	(63,508)	(3,560,956)	(709,002)
Net increase(decrease)	2,237,975	2,065,411	$ 25,154,664	$ 22,301,889
Class C
Shares sold	2,324,713	1,436,597	$ 26,225,111	$ 15,662,940
Reinvestment of distributions	24,834	3,975	289,805	43,369
Shares redeemed	(332,947)	(31,556)	(3,727,954)	(351,618)
Net increase(decrease)	2,016,600	1,409,016	$ 22,786,962	$ 15,354,691
Institutional Class
Shares sold	926,868	213,708	$ 10,370,986	$ 2,403,565
Reinvestment of distributions	10,712	165	125,784	1,800
Shares redeemed	(107,358)	(12,532)	(1,238,107)	(140,399)
Net increase(decrease)	830,222	201,341	$ 9,258,663	$ 2,264,966

Annual Report

8. Share Transactions - continued

	Shares		Dollars
	Years ended March 31,		Years ended March 31,
Advisor Freedom 2025	2005	2004 A,B	2005	2004 A, B
Class A
Shares sold	5,276,780	214,014	$ 57,517,460	$ 2,244,093
Reinvestment of distributions	19,938	267	222,747	2,746
Shares redeemed	(94,969)	(161)	(1,026,036)	(1,730)
Net increase(decrease)	5,201,749	214,120	$ 56,714,171	$ 2,245,109
Class T
Shares sold	3,762,442	243,313	$ 40,548,861	$ 2,566,782
Reinvestment of distributions	24,426	168	273,522	1,733
Shares redeemed	(656,224)	(4,450)	(7,186,110)	(47,326)
Net increase(decrease)	3,130,644	239,031	$ 33,636,273	$ 2,521,189
Class B
Shares sold	1,071,244	261,803	$ 11,424,918	$ 2,752,450
Reinvestment of distributions	6,592	362	73,482	3,722
Shares redeemed	(108,115)	(1,779)	(1,143,060)	(19,098)
Net increase(decrease)	969,721	260,386	$ 10,355,340	$ 2,737,074
Class C
Shares sold	854,961	205,102	$ 9,116,240	$ 2,156,679
Reinvestment of distributions	4,495	195	50,136	2,008
Shares redeemed	(64,614)	(4,537)	(685,152)	(48,091)
Net increase(decrease)	794,842	200,760	$ 8,481,224	$ 2,110,596
Institutional Class
Shares sold	190,349	20,644	$ 2,059,061	$ 207,010
Reinvestment of distributions	854	116	9,558	1,200
Shares redeemed	(37,209)	-	(408,139)	-
Net increase(decrease)	153,994	20,760	$ 1,660,480	$ 208,210
Advisor Freedom 2030
Class A
Shares sold	3,725,720	2,657,168	$ 43,285,155	$ 29,782,835
Reinvestment of distributions	52,499	3,132	630,708	34,676
Shares redeemed	(653,805)	(231,842)	(7,592,923)	(2,650,316)
Net increase(decrease)	3,124,414	2,428,458	$ 36,322,940	$ 27,167,195
Class T
Shares sold	7,556,712	2,514,746	$ 87,295,265	$ 28,024,586
Reinvestment of distributions	76,945	6,254	924,403	69,167
Shares redeemed	(1,335,355)	(148,511)	(15,591,463)	(1,683,269)
Net increase(decrease)	6,298,302	2,372,489	$ 72,628,205	$ 26,410,484
Class B
Shares sold	1,441,453	1,105,667	$ 16,551,682	$ 12,159,059
Reinvestment of distributions	14,367	3,296	172,589	36,421
Shares redeemed	(169,554)	(39,962)	(1,953,216)	(454,012)
Net increase(decrease)	1,286,266	1,069,001	$ 14,771,055	$ 11,741,468
Class C
Shares sold	1,214,477	892,318	$ 13,923,553	$ 9,844,674
Reinvestment of distributions	10,905	2,197	131,015	24,276
Shares redeemed	(179,159)	(44,688)	(2,091,102)	(510,933)
Net increase(decrease)	1,046,223	849,827	$ 11,963,466	$ 9,358,017
Institutional Class
Shares sold	648,019	95,905	$ 7,437,369	$ 1,079,123
Reinvestment of distributions	4,103	173	49,211	1,916
Shares redeemed	(79,362)	(6,432)	(930,147)	(74,028)
Net increase(decrease)	572,760	89,646	$ 6,556,433	$ 1,007,011

Annual Report

Notes to Financial Statements - continued

8. Share Transactions - continued

	Shares		Dollars
	Years ended March 31,		Years ended March 31,
Advisor Freedom 2035	2005	2004 A,B	2005	2004 A, B
Class A
Shares sold	1,306,403	177,071	$ 14,223,336	$ 1,865,742
Reinvestment of distributions	12,002	299	135,434	3,084
Shares redeemed	(112,316)	(1,226)	(1,200,215)	(13,000)
Net increase(decrease)	1,206,089	176,144	$ 13,158,555	$ 1,855,826
Class T
Shares sold	1,582,067	97,843	$ 17,237,692	$ 1,031,539
Reinvestment of distributions	10,972	159	123,545	1,638
Shares redeemed	(199,783)	(95)	(2,193,255)	(1,015)
Net increase(decrease)	1,393,256	97,907	$ 15,167,982	$ 1,032,162
Class B
Shares sold	567,399	105,253	$ 6,107,462	$ 1,097,083
Reinvestment of distributions	4,279	308	48,075	3,169
Shares redeemed	(46,723)	(314)	(510,531)	(3,293)
Net increase(decrease)	524,955	105,247	$ 5,645,006	$ 1,096,959
Class C
Shares sold	394,064	83,351	$ 4,222,523	$ 870,026
Reinvestment of distributions	2,802	220	31,509	2,265
Shares redeemed	(16,996)	(218)	(184,466)	(2,276)
Net increase(decrease)	379,870	83,353	$ 4,069,566	$ 870,015
Institutional Class
Shares sold	23,012	20,001	$ 248,080	$ 200,010
Reinvestment of distributions	480	165	5,406	1,700
Shares redeemed	(1,465)	-	(15,843)	-
Net increase(decrease)	22,027	20,166	$ 237,643	$ 201,710
Advisor Freedom 2040
Class A
Shares sold	3,857,042	937,469	$ 45,930,304	$ 10,645,307
Reinvestment of distributions	28,564	1,597	350,714	17,851
Shares redeemed	(417,971)	(107,215)	(4,959,405)	(1,237,201)
Net increase(decrease)	3,467,635	831,851	$ 41,321,613	$ 9,425,957
Class T
Shares sold	4,878,040	1,768,005	$ 57,327,142	$ 19,891,891
Reinvestment of distributions	41,907	4,509	514,396	50,369
Shares redeemed	(1,063,534)	(118,254)	(12,602,134)	(1,362,835)
Net increase(decrease)	3,856,413	1,654,260	$ 45,239,404	$ 18,579,425
Class B
Shares sold	1,020,115	653,746	$ 11,904,851	$ 7,321,660
Reinvestment of distributions	9,751	2,047	119,452	22,842
Shares redeemed	(102,560)	(30,887)	(1,209,741)	(356,280)
Net increase(decrease)	927,306	624,906	$ 10,814,562	$ 6,988,222
Class C
Shares sold	1,473,064	634,471	$ 17,144,955	$ 7,073,358
Reinvestment of distributions	10,547	1,860	129,196	20,761
Shares redeemed	(259,960)	(34,976)	(3,017,274)	(401,419)
Net increase(decrease)	1,223,651	601,355	$ 14,256,877	$ 6,692,700
Institutional Class
Shares sold	384,780	25,651	$ 4,445,168	$ 264,662
Reinvestment of distributions	2,257	183	27,746	2,044
Shares redeemed	(41,149)	(554)	(491,734)	(6,457)
Net increase(decrease)	345,888	25,280	$ 3,981,180	$ 260,249

A For the period July 24, 2003 (commencement of operations) to March 31, 2004 for Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2030 Fund and Fidelity Advisor Freedom 2040 Fund.

B For the period November 6, 2003 (commencement of operations) to March 31, 2004 for Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2025 Fund and Fidelity Advisor Freedom 2035 Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Aberdeen Street Trust and the Shareholders of Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund and Fidelity Advisor Freedom 2040 Fund:

We have audited the accompanying statements of assets and liabilities of Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund and Fidelity Advisor Freedom 2040 Fund (the Funds), each a fund of the Fidelity Aberdeen Street Trust, including the portfolios of investments, as of March 31, 2005, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purposes of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of March 31, 2005, the results of their operations for the year then ended, and the changes in their net assets and their financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 19, 2005

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each Advisor Freedom Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Advisor Freedom Fund's activities, review contractual arrangements with companies that provide services to each Advisor Freedom Fund, and review each Advisor Freedom Fund's performance. If the interests of an Advisor Freedom Fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees and Member of the Advisory Board fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the Advisor Freedom Funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers, the Trustees, and Member of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for William O. McCoy, Dennis J. Dirks, and Kenneth L. Wolfe, each of the Trustees oversees 308 funds advised by FMR or an affiliate. Mr. McCoy oversees 310 funds advised by FMR or an affiliate. Mr. Dirks and Mr. Wolfe oversee 297 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each Trustee who is not an "interested person" (as defined in the 1940 Act) (Independent Trustee) shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (74)**

Year of Election or Appointment: 1991

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director (2000-present) of FMR Co., Inc.

Abigail P. Johnson (43)**

Year of Election or Appointment: 2001

Senior Vice President of Advisor Freedom Income (2003), Advisor Freedom 2005 (2003), Advisor Freedom 2010 (2003), Advisor Freedom 2015 (2003), Advisor Freedom 2020 (2003), Advisor Freedom 2025 (2003), Advisor Freedom 2030 (2003), Advisor Freedom 2035 (2003), and Advisor Freedom 2040 (2003). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001-present). She is President and a Director of FMR (2001-present), Fidelity Investments Money Management, Inc. (2001-present), FMR Co., Inc. (2001-present), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (50)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002-present) and Chief Financial Officer (2002-present) of FMR Corp. Previously, Ms. Cronin served as Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003-present) and Chief Operating Officer (2002-present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000-present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (56)

Year of Election or Appointment: 2005

Mr. Dirks also serves as a Trustee (2005-present) or Member of the Advisory Board (2004-present) of other investment companies advised by FMR. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Robert M. Gates (61)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the Independent Trustees (2005-present). Dr. Gates is President of Texas A&M University (2002-present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001-present), and Brinker International (restaurant management, 2003-present). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001-present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (68)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), Teletech Holdings (customer management services), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000-present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), and INET Technologies Inc. (telecommunications network surveillance, 2001-2004).

Marie L. Knowles (58)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Council on Foreign Relations.

Marvin L. Mann (71)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the Independent Trustees (2001-present). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director's Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system).

Cornelia M. Small (60)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (65)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000-present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2000-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Mr. Wolfe also serves as a Trustee (2005-present) or Member of the Advisory Board (2004-present) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Annual Report

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Aberdeen Street Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director (2000-present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Bart A. Grenier (46)

Year of Election or Appointment: 2003

Vice President of Advisor Freedom Income, Advisor Freedom 2005, Advisor Freedom 2010, Advisor Freedom 2015, Advisor Freedom 2020, Advisor Freedom 2025, Advisor Freedom 2030, Advisor Freedom 2035, and Advisor Freedom 2040. Mr. Grenier also serves as Vice President of certain Equity Funds (2001), a position he previously held from 1999 to 2000, and Vice President of certain High Income Funds (2002). He is Senior Vice President of FMR (1999) and FMR Co., Inc. (2001), and President and Director of Strategic Advisers, Inc. (2002). He also heads Fidelity's Asset Allocation Group (2000), Fidelity's Growth and Income Group (2001), Fidelity's Value Group (2001), and Fidelity's High Income Division (2001). Previously, Mr. Grenier served as President of Fidelity Ventures (2000), Vice President of certain High Income Funds (1997-2000), High Income Division Head (1997-2000), Group Leader of the Income-Growth and Asset Allocation-Income Groups (1996-2000), and Assistant Equity Division Head (1997-2000).

Ren Y. Cheng (48)

Year of Election or Appointment: 2003

Vice President of Advisor Freedom Income, Advisor Freedom 2005, Advisor Freedom 2010, Advisor Freedom 2015, Advisor Freedom 2020, Advisor Freedom 2025, Advisor Freedom 2030, Advisor Freedom 2035, and Advisor Freedom 2040. Mr. Cheng also serves as Vice President of other funds advised by Strategic Advisers Inc., including the Fidelity Freedom Funds. Prior to assuming his current responsibilities, Mr. Cheng managed a variety of Fidelity funds. Mr. Cheng also serves as Vice President of FMR (2002), FMR Co., Inc. (2002) and Strategic Advisors, Inc. (2003).

Eric D. Roiter (56)

Year of Election or Appointment: 2003

Secretary of Advisor Freedom Income, Advisor Freedom 2005, Advisor Freedom 2010, Advisor Freedom 2015, Advisor Freedom 2020, Advisor Freedom 2025, Advisor Freedom 2030, Advisor Freedom 2035, and Advisor Freedom 2040. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Management & Research (Far East) Inc. (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously. Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Stuart Fross (45)

Year of Election or Appointment: 2003

Assistant Secretary of Advisor Freedom Income, Advisor Freedom 2005, Advisor Freedom 2010, Advisor Freedom 2015, Advisor Freedom 2020, Advisor Freedom 2025, Advisor Freedom 2030, Advisor Freedom 2035, and Advisor Freedom 2040. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

Christine Reynolds (46)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of Advisor Freedom Income, Advisor Freedom 2005, Advisor Freedom 2010, Advisor Freedom 2015, Advisor Freedom 2020, Advisor Freedom 2025, Advisor Freedom 2030, Advisor Freedom 2035, and Advisor Freedom 2040. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (54)

Year of Election or Appointment: 2003

Chief Financial Officer of Advisor Freedom Income, Advisor Freedom 2005, Advisor Freedom 2010, Advisor Freedom 2015, Advisor Freedom 2020, Advisor Freedom 2025, Advisor Freedom 2030, Advisor Freedom 2035, and Advisor Freedom 2040. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of Advisor Freedom Income, Advisor Freedom 2005, Advisor Freedom 2010, Advisor Freedom 2015, Advisor Freedom 2020, Advisor Freedom 2025, Advisor Freedom 2030, Advisor Freedom 2035, and Advisor Freedom 2040. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (46)

Year of Election or Appointment: 2003

Deputy Treasurer of Advisor Freedom Income, Advisor Freedom 2005, Advisor Freedom 2010, Advisor Freedom 2015, Advisor Freedom 2020, Advisor Freedom 2025, Advisor Freedom 2030, Advisor Freedom 2035, and Advisor Freedom 2040. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Bryan A. Mehrmann (43)

Year of Election or Appointment: 2005

Deputy Treasurer of Advisor Freedom Income, Advisor Freedom 2005, Advisor Freedom 2010, Advisor Freedom 2015, Advisor Freedom 2020, Advisor Freedom 2025, Advisor Freedom 2030, Advisor Freedom 2035, and Advisor Freedom 2040. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004

Deputy Treasurer of Advisor Freedom Income, Advisor Freedom 2005, Advisor Freedom 2010, Advisor Freedom 2015, Advisor Freedom 2020, Advisor Freedom 2025, Advisor Freedom 2030, Advisor Freedom 2035, and Advisor Freedom 2040. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Kenneth B. Robins (35)

Year of Election or Appointment: 2005

Deputy Treasurer of Advisor Freedom Income, Advisor Freedom 2005, Advisor Freedom 2010, Advisor Freedom 2015, Advisor Freedom 2020, Advisor Freedom 2025, Advisor Freedom 2030, Advisor Freedom 2035, and Advisor Freedom 2040. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

John H. Costello (58)

Year of Election or Appointment: 2003

Assistant Treasurer of Advisor Freedom Income, Advisor Freedom 2005, Advisor Freedom 2010, Advisor Freedom 2015, Advisor Freedom 2020, Advisor Freedom 2025, Advisor Freedom 2030, Advisor Freedom 2035, and Advisor Freedom 2040. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (51)

Year of Election or Appointment: 2004

Assistant Treasurer of Advisor Freedom Income, Advisor Freedom 2005, Advisor Freedom 2010, Advisor Freedom 2015, Advisor Freedom 2020, Advisor Freedom 2025, Advisor Freedom 2030, Advisor Freedom 2035, and Advisor Freedom 2040. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (49)

Year of Election or Appointment: 2003

Assistant Treasurer of Advisor Freedom Income, Advisor Freedom 2005, Advisor Freedom 2010, Advisor Freedom 2015, Advisor Freedom 2020, Advisor Freedom 2025, Advisor Freedom 2030, Advisor Freedom 2035, and Advisor Freedom 2040. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Annual Report

Distributions

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

Institutional Class	Pay Date	Record Date	Dividends	Capital Gains
Advisor Freedom Income	05/09/05	05/06/05	$.011	$.035
Advisor Freedom 2005	05/09/05	05/06/05	$.027	$.03
Advisor Freedom 2010	05/09/05	05/06/05	$.035	$.045
Advisor Freedom 2015	05/09/05	05/06/05	$.021	$.04
Advisor Freedom 2020	05/09/05	05/06/05	$.02	$.055
Advisor Freedom 2025	05/16/05	05/13/05	$.007	$.03
Advisor Freedom 2030	05/16/05	05/13/05	-	$.059
Advisor Freedom 2035	05/16/05	05/13/05	-	$.02
Advisor Freedom 2040	05/16/05	05/13/05	-	$.04

The funds hereby designate as capital gain dividends the amounts noted below for the taxable year indicated or for dividends for the taxable year ended 2005, if subsequently determined to be different, the net capital gain of such year; and for dividends for the taxable year ended 2004, if subsequently determined to be different, the excess of: (a) the net capital gain of such year, over (b) amounts previously designated as capital gain dividends with respect to such year.

Institutional Class	2005	2004
Advisor Freedom Income	131,393	35,147
Advisor Freedom 2005	46,126	3,194
Advisor Freedom 2010	744,259	17,590
Advisor Freedom 2015	450,993	5,169
Advisor Freedom 2020	1,569,597	62,696
Advisor Freedom 2025	244,701	394
Advisor Freedom 2030	805,486	12,872
Advisor Freedom 2035	97,237	421
Advisor Freedom 2040	400,970	-

A percentage of the dividends distributed during the fiscal year for the following funds was derived from interest on U.S. Government securities which is generally exempt from state income tax:

Institutional Class
Advisor Freedom Income	12.23%
Advisor Freedom 2005	8.43%
Advisor Freedom 2010	9.02%
Advisor Freedom 2015	5.55%
Advisor Freedom 2020	5.17%

A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividends-received deduction for corporate shareholders:

Institutional Class
Advisor Freedom Income
May 2004	11%
June 2004	11%
July 2004	11%
August 2004	11%
September 2004	11%
October 2004	11%
November 2004	11%
December 2004 (ex date 12/03)	11%
December 2004 (ex date 12/29)	11%
February 2005	5%
March 2005	5%
Institutional Class
Advisor Freedom 2005
May 2004	4%
December 2004	23%
Advisor Freedom 2010
May 2004	4%
December 2004	23%
Advisor Freedom 2015
May 2004	4%
December 2004	32%
Advisor Freedom 2020
May 2004	8%
December 2004	34%
Advisor Freedom 2025
May 2004	9%
December 2004	43%
Advisor Freedom 2030
May 2004	14%
December 2004	46%
Advisor Freedom 2035
May 2004	16%
December 2004	39%
Advisor Freedom 2040
May 2004	20%
December 2004	47%

A percentage of the dividends distributed during the fiscal year for the following may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Institutional Class
Advisor Freedom Income
May 2004	18%
June 2004	18%
July 2004	18%
August 2004	18%
September 2004	18%
October 2004	18%
November 2004	18%
December 2004 (ex date 12/03)	18%
December 2004 (ex date 12/29)	18%
February 2005	10%
March 2005	10%
Advisor Freedom 2005
May 2004	5%
December 2004	25%
Advisor Freedom 2010
May 2004	4%
December 2004	24%
Advisor Freedom 2015
May 2004	7%
December 2004	36%
Institutional Class
Advisor Freedom 2020
May 2004	9%
December 2004	39%
Advisor Freedom 2025
May 2004	12%
December 2004	48%
Advisor Freedom 2030
May 2004	16%
December 2004	52%
Advisor Freedom 2035
May 2004	17%
December 2004	45%
Advisor Freedom 2040
May 2004	21%
December 2004	53%

The funds will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

Annual Report

Annual Report

Annual Report

Annual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

(Fidelity Investment logo)(registered trademark)

AFFI-UANN-0505
1.792135.101

Fidelity Freedom Funds ® -

Income, 2000, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040

Annual Report

March 31, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the funds have done over time.
Management's Discussion	<Click Here>	The managers' review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Freedom Income	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2000	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2005	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2010	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2015	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2020	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2025	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2030	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2035	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2040	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Prospectus	P-1

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Freedom Income Fund®

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2005	Past 1 year	Past 5 years	Life of fundA
Fidelity Freedom Income Fund®	1.86%	3.16%	5.85%

A From October 17, 1996.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom Income Fund® on October 17, 1996, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Freedom 2000 Fund®

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2005	Past 1 year	Past 5 years	Life of fundA
Fidelity Freedom 2000 Fund®	2.18%	2.21%	6.95%

A From October 17, 1996.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2000 Fund® on October 17, 1996, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Freedom 2005 Fund®

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2005	Past 1 year	Life of fundA
Fidelity Freedom 2005 Fund®	3.44%	6.23%

A From November 6, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2005 Fund® on November 6, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Freedom 2010 Fund®

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2005	Past 1 year	Past 5 years	Life of fundA
Fidelity Freedom 2010 Fund®	3.59%	1.25%	8.17%

A From October 17, 1996.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2010 Fund® on October 31, 1996, shortly after the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index and the Lehman Brothers Aggregate Bond Index performed over the same period.

Going forward the Freedom 2010 Fund will use the Lehman Brothers Aggregate Bond Index, rather than the S&P 500, as its SEC benchmark. The Aggregate Bond Index more closely represents the fund's investment strategy as fixed-income and short-term funds currently represent the majority of the fund's assets.

Annual Report

Fidelity Freedom 2015 Fund®

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2005	Past 1 year	Life of fundA
Fidelity Freedom 2015 Fund®	4.30%	7.52%

A From November 6, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2015 Fund® on November 6, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom 2020 Fund®

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2005	Past 1 year	Past 5 years	Life of fundA
Fidelity Freedom 2020 Fund®	5.01%	-0.62%	8.23%

A From October 17, 1996.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2020 Fund® on October 17, 1996, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom 2025 Fund®

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2005	Past 1 year	Life of fundA
Fidelity Freedom 2025 Fund®	5.33%	8.86%

A From November 6, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2025 Fund® on November 6, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom 2030 Fund®

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2005	Past 1 year	Past 5 years	Life of fundA
Fidelity Freedom 2030 Fund®	5.72%	-1.81%	7.87%

A From October 17, 1996.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2030 Fund® on October 17, 1996, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom 2035 Fund®

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2005	Past 1 year	Life of fundA
Fidelity Freedom 2035 Fund®	6.12%	9.81%

A From November 6, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2035 Fund® on November 6, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom 2040 Fund®

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2005	Past 1 year	Life of fundA
Fidelity Freedom 2040 Fund®	6.35%	-2.87%

A From September 6, 2000.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2040 Fund® on September 6, 2000, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Ren Cheng, Portfolio Manager of Fidelity Freedom Funds®, and Jonathan Shelon, who became co-manager of the Funds on March 14, 2005

Major U.S. equity benchmarks posted modest gains for the 12 months ending March 31, 2005. Stocks soared in the final quarter of 2004 in response to falling oil prices, a clear-cut conclusion to the presidential election, and positive economic and employment reports. The late-year surge accounted for nearly all of the 2004 calendar year's positive return. But the markets reversed course in the first quarter of 2005, as oil prices hit a record high of $57 per barrel and gasoline prices surged. Inflation concerns also took a toll, and the Federal Reserve Board hiked short-term interest rates seven times during the period. Despite the turmoil, most bellwether measures of U.S. equity market performance finished the period in the black. The broad-based Dow Jones Wilshire 5000 Composite IndexSM gained 7.19%. By comparison, overseas equity markets fared much better, helped in part by the U.S. dollar's weakness versus major foreign currencies for most of the year. The Morgan Stanley Capital InternationalSM Europe, Australasia, Far East (MSCI® EAFE®) Index, a proxy for the performance of overseas markets, rose 15.22%. Turning to fixed-income results, investment-grade bonds had only slightly positive returns for the year overall, tempered by rising interest rates and inflation concerns. The Lehman Brothers® Aggregate Bond Index returned 1.15%. High-yield bonds were the best-performing debt category, as evidenced by the 6.94% increase in the Merrill Lynch® U.S. High Yield Master II Index, bolstered by improving issuer fundamentals and very low default rates.

The Freedom Funds generally performed in line with our expectations during the year ending March 31, 2005, delivering a range of absolute returns appropriate for a series of portfolios with different asset allocations. (For specific performance results, please refer to the portfolio performance section of the Shareholder Update.) On a relative basis, the Freedom Funds trailed their respective benchmarks, due mainly to the Funds not participating in the strength of the domestic and international equity markets at the smaller end of the capitalization spectrum. More specifically, the Funds' underlying large-cap, growth-oriented funds, such as Fidelity® Blue Chip Growth Fund and Fidelity Growth Company Fund, underperformed the Wilshire 5000 index. A bright spot on the international equities side was Fidelity Europe Fund, which outperformed the MSCI EAFE index by nearly 10 percentage points. Within fixed income, Fidelity Intermediate Bond Fund was a notable laggard, while Fidelity Capital & Income Fund was a strong outperformer in the high-yield category.

The views expressed in this statement reflect those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2004 to March 31, 2005).

Actual Expenses

The first line of the table below for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each fund, as a shareholder in underlying Fidelity funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity funds. These fees and expenses are not included in each fund's annualized expense ratio used to calculate the expense estimates in the table below. If they were, the estimate of expense you paid during the period would be higher, and your ending account value lower.

Hypothetical Example for Comparison Purposes

The second line of the table below for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each fund, as a shareholder in underlying Fidelity funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity funds. These fees and expenses are not included in each fund's annualized expense ratio used to calculate the expense estimates in the table below. If they were, the estimate of expense you paid during the period would be higher, and your ending account value lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value October 1, 2004	Ending Account Value March 31, 2005	Expenses Paid During Period* October 1, 2004 to March 31, 2005
Freedom Income
Actual	$ 1,000.00	$ 1,019.80	$ .40 * *
HypotheticalA	$ 1,000.00	$ 1,024.53	$ .40 * *
Freedom 2000
Actual	$ 1,000.00	$ 1,023.40	$ .40 * *
HypotheticalA	$ 1,000.00	$ 1,024.53	$ .40 * *
Freedom 2005
Actual	$ 1,000.00	$ 1,040.30	$ .41 * *
HypotheticalA	$ 1,000.00	$ 1,024.53	$ .40 * *
Freedom 2010
Actual	$ 1,000.00	$ 1,042.40	$ .41 * *
HypotheticalA	$ 1,000.00	$ 1,024.53	$ .40 * *
Freedom 2015
Actual	$ 1,000.00	$ 1,052.40	$ .41 * *
HypotheticalA	$ 1,000.00	$ 1,024.53	$ .40 * *
Freedom 2020
Actual	$ 1,000.00	$ 1,062.30	$ .41 * *
HypotheticalA	$ 1,000.00	$ 1,024.53	$ .40 * *
Freedom 2025
Actual	$ 1,000.00	$ 1,067.50	$ .41 * *
HypotheticalA	$ 1,000.00	$ 1,024.53	$ .40 * *
Freedom 2030
Actual	$ 1,000.00	$ 1,072.50	$ .41 * *
HypotheticalA	$ 1,000.00	$ 1,024.53	$ .40 * *
Freedom 2035
Actual	$ 1,000.00	$ 1,075.80	$ .41 * *
HypotheticalA	$ 1,000.00	$ 1,024.53	$ .40 * *
	Beginning Account Value October 1, 2004	Ending Account Value March 31, 2005	Expenses Paid During Period* October 1, 2004 to March 31, 2005
Freedom 2040
Actual	$ 1,000.00	$ 1,080.10	$ .41 * *
HypotheticalA	$ 1,000.00	$ 1,024.53	$ .40 * *

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity funds in which the fund invests are not included in the fund's annualized expense ratio.

Annualized Expense Ratio
Freedom Income	.08% * *
Freedom 2000	.08% * *
Freedom 2005	.08% * *
Freedom 2010	.08% * *
Freedom 2015	.08% * *
Freedom 2020	.08% * *
Freedom 2025	.08% * *
Freedom 2030	.08% * *
Freedom 2035	.08% * *
Freedom 2040	.08% * *

* * As of May 1, 2005, Strategic Advisers agreed to waive the .10% management fee. On May 19, 2005, the Board of Trustees approved amendments to the management contracts. Under the amended contracts, the Funds no longer pay mangement fees. If this had been in effect during the period, the annualized expense ratio and expenses paid in the actual and hypothetical examples above (not including the fees and expenses of the underlying funds) would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Freedom Income
Actual	.00%	$ .00
HypotheticalA	.00%	$ .00
Freedom 2000
Actual	.00%	$ .00
HypotheticalA	.00%	$ .00
Freedom 2005
Actual	.00%	$ .00
HypotheticalA	.00%	$ .00
Freedom 2010
Actual	.00%	$ .00
HypotheticalA	.00%	$ .00
Freedom 2015
Actual	.00%	$ .00
HypotheticalA	.00%	$ .00
Freedom 2020
Actual	.00%	$ .00
HypotheticalA	.00%	$ .00
Freedom 2025
Actual	.00%	$ .00
HypotheticalA	.00%	$ .00
Freedom 2030
Actual	.00%	$ .00
HypotheticalA	.00%	$ .00
Freedom 2035
Actual	.00%	$ .00
HypotheticalA	.00%	$ .00
Freedom 2040
Actual	.00%	$ .00
HypotheticalA	.00%	$ .00

A 5% return per year before expenses

Annual Report

Fidelity Freedom Income Fund

Investment Changes

Fund Holdings as of March 31, 2005
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	2.8	3.1
Fidelity Disciplined Equity Fund	3.2	3.2
Fidelity Equity-Income Fund	3.2	3.4
Fidelity Fund	2.1	3.2
Fidelity Growth & Income Portfolio	3.0	3.2
Fidelity Growth Company Fund	1.8	1.8
Fidelity Mid-Cap Stock Fund	1.8	1.9
Fidelity OTC Portfolio	1.3	1.4
	19.2	21.2
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	15.1	15.1
Fidelity Intermediate Bond Fund	9.9	9.9
Fidelity Investment Grade Bond Fund	15.3	15.2
	40.3	40.2
Short-Term Funds
Fidelity Retirement Money Market Portfolio	40.5	38.6
	100.0	100.0
Asset Allocation (% of fund's investments)

Six months ago

21.2% (DE)
38.6% (ST)
40.2% (IG)

Current

19.2% (DE)
40.5% (ST)
40.3% (IG)

Expected

20.0% (DE)
40.0% (ST)
0.8% (HY)
39.2% (IG)

■ Equity

DE = Domestic Equity funds

▨ Fixed-Income

HY = High Yield funds

IG = Investment Grade funds

□ Short-Term funds (ST) — Formerly Money Market fund

The six months ago allocation is based on the fund's holdings as of September 30, 2004. The current allocation is based on the fund's holdings as of March 31, 2005. On or about June 1, 2005, the Fixed-Income funds allocation will begin to include High Yield funds. The expected allocation represents the fund's anticipated target asset allocation at September 30, 2005.

Annual Report

Fidelity Freedom Income Fund

Investments March 31, 2005

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 19.2%
	Shares	Value (Note 1)
Domestic Equity Funds - 19.2%
Fidelity Blue Chip Growth Fund	1,367,790	$ 54,779,986
Fidelity Disciplined Equity Fund	2,428,051	61,672,502
Fidelity Equity-Income Fund	1,206,438	61,842,028
Fidelity Fund	1,404,526	41,321,152
Fidelity Growth & Income Portfolio	1,552,116	57,847,369
Fidelity Growth Company Fund	649,721	34,357,263
Fidelity Mid-Cap Stock Fund	1,519,040	34,345,490
Fidelity OTC Portfolio	805,337	26,213,717
TOTAL EQUITY FUNDS (Cost $336,839,749)		372,379,507
Fixed-Income Funds - 40.3%

Investment Grade Fixed-Income Funds - 40.3%
Fidelity Government Income Fund	29,034,360	294,118,064
Fidelity Intermediate Bond Fund	18,521,536	191,697,900
Fidelity Investment Grade Bond Fund	40,095,255	298,308,700
TOTAL FIXED-INCOME FUNDS (Cost $782,852,192)		784,124,664
Short-Term Funds - 40.5%

Fidelity Retirement Money Market Portfolio (Cost $788,374,807)	788,374,807	788,374,807
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,908,066,748)		$ 1,944,878,978

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Income Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2005

Assets
Investment in securities, at value (cost $1,908,066,748) - See accompanying schedule		$ 1,944,878,978
Cash		12
Receivable for investments sold		571,031
Receivable for fund shares sold		3,093,334
Receivable from investment adviser for expense reductions		32,006
Total assets		1,948,575,361

Liabilities
Payable for investments purchased	$ 88,806
Payable for fund shares redeemed	3,420,536
Accrued management fee	162,672
Total liabilities		3,672,014

Net Assets		$ 1,944,903,347
Net Assets consist of:
Paid in capital		$ 1,911,206,570
Undistributed net investment income		5,551,735
Accumulated undistributed net realized gain (loss) on investments		(8,667,188)
Net unrealized appreciation (depreciation) on investments		36,812,230
Net Assets, for 173,729,287 shares outstanding		$ 1,944,903,347
Net Asset Value, offering price and redemption price per share ($1,944,903,347 ÷ 173,729,287 shares)		$ 11.20

Statement of Operations

	Year ended March 31, 2005

Investment Income
Income distributions from underlying funds		$ 37,623,532
Interest		97
Total income		37,623,629

Expenses
Management fee	$ 1,827,406
Independent trustees' compensation	9,719
Total expenses before reductions	1,837,125
Expense reductions	(368,367)	1,468,758
Net investment income (loss)		36,154,871
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(8,545,798)
Capital gain distributions from underlying funds	9,004,064	458,266
Change in net unrealized appreciation (depreciation) on underlying funds		(2,097,017)
Net gain (loss)		(1,638,751)
Net increase (decrease) in net assets resulting from operations		$ 34,516,120

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2005	Year ended March 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 36,154,871	$ 25,223,038
Net realized gain (loss)	458,266	20,108,967
Change in net unrealized appreciation (depreciation)	(2,097,017)	77,459,245
Net increase (decrease) in net assets resulting from operations	34,516,120	122,791,250
Distributions to shareholders from net investment income	(37,716,016)	(29,935,758)
Distributions to shareholders from net realized gain	(2,625,103)	(8,680,228)
Total distributions	(40,341,119)	(38,615,986)
Share transactions Proceeds from sales of shares	774,226,897	1,036,318,179
Reinvestment of distributions	39,691,028	37,978,019
Cost of shares redeemed	(616,475,282)	(648,001,570)
Net increase (decrease) in net assets resulting from share transactions	197,442,643	426,294,628
Total increase (decrease) in net assets	191,617,644	510,469,892

Net Assets
Beginning of period	1,753,285,703	1,242,815,811
End of period (including undistributed net investment income of $5,551,735 and undistributed net investment income of $4,504,251, respectively)	$ 1,944,903,347	$ 1,753,285,703
Other Information Shares
Sold	69,450,255	94,086,862
Issued in reinvestment of distributions	3,558,661	3,451,194
Redeemed	(55,311,687)	(58,840,442)
Net increase (decrease)	17,697,229	38,697,614

Financial Highlights

Years ended March 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 11.24	$ 10.59	$ 10.89	$ 10.93	$ 11.58
Income from Investment Operations
Net investment income (loss) B	.22	.18	.24	.36	.57
Net realized and unrealized gain (loss)	(.01)	.75	(.27)	.05	(.37)
Total from investment operations	.21	.93	(.03)	.41	.20
Distributions from net investment income	(.23)	(.22)	(.27)	(.38)	(.59)
Distributions from net realized gain	(.02)	(.06)	-	(.07)	(.26)
Total distributions	(.25)	(.28)	(.27)	(.45)	(.85)
Net asset value, end of period	$ 11.20	$ 11.24	$ 10.59	$ 10.89	$ 10.93
Total Return A	1.86%	8.87%	(.23)%	3.78%	1.77%
Ratios to Average Net Assets C, D
Expenses before expense reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of voluntary waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.07%	.06%
Net investment income (loss)	1.97%	1.68%	2.28%	3.27%	5.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,944,903	$ 1,753,286	$ 1,242,816	$ 960,976	$ 618,169
Portfolio turnover rate	7%	6%	7%	9%	40%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2000 Fund

Investment Changes

Fund Holdings as of March 31, 2005
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	3.3	3.5
Fidelity Disciplined Equity Fund	3.8	3.8
Fidelity Equity-Income Fund	3.8	4.0
Fidelity Fund	2.4	3.7
Fidelity Growth & Income Portfolio	3.5	3.7
Fidelity Growth Company Fund	2.1	2.1
Fidelity Mid-Cap Stock Fund	2.1	2.2
Fidelity OTC Portfolio	1.6	1.6
	22.6	24.6
International Equity Funds
Fidelity Diversified International Fund	0.1	0.2
Fidelity Europe Fund	0.2	0.4
Fidelity Japan Fund	0.1	0.1
Fidelity Overseas Fund	0.1	0.2
Fidelity Southeast Asia Fund	0.0	0.1
	0.5	1.0
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	0.4	0.7
Fidelity High Income Fund	0.3	0.5
	0.7	1.2
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	15.1	15.4
Fidelity Intermediate Bond Fund	9.8	10.1
Fidelity Investment Grade Bond Fund	15.3	15.5
	40.2	41.0
Short-Term Funds
Fidelity Retirement Money Market Portfolio	36.0	32.2
	100.0	100.0
Asset Allocation (% of fund's investments)

Six months ago

24.6% (DE)
32.2% (ST)
1.0% (IE)
1.2% (HY)
41.0% (IG)

Current

22.6% (DE)
36.0% (ST)
0.5% (IE)
0.7% (HY)
40.2% (IG)

Expected

22.6% (DE)
39.9% (ST)
0.1% (IE)
0.8% (HY)
36.6% (IG)

■ Equity

DE = Domestic Equity funds

IE = International Equity funds

■ Fixed-Income

HY = High Yield funds

IG = Investment Grade funds

□ Short-Term funds (ST) – Formerly Money Market fund

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2004. The current allocation is based on the fund's holdings as of March 31, 2005. The expected allocation represents the fund's anticipated target asset allocation at September 30, 2005.

Annual Report

Fidelity Freedom 2000 Fund

Investments March 31, 2005

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 23.1%
	Shares	Value (Note 1)
Domestic Equity Funds - 22.6%
Fidelity Blue Chip Growth Fund	1,305,886	$ 52,300,752
Fidelity Disciplined Equity Fund	2,340,367	59,445,310
Fidelity Equity-Income Fund	1,173,739	60,165,863
Fidelity Fund	1,302,978	38,333,604
Fidelity Growth & Income Portfolio	1,491,677	55,594,799
Fidelity Growth Company Fund	620,817	32,828,817
Fidelity Mid-Cap Stock Fund	1,457,009	32,942,970
Fidelity OTC Portfolio	772,063	25,130,637
TOTAL DOMESTIC EQUITY FUNDS		356,742,752
International Equity Funds - 0.5%
Fidelity Diversified International Fund	71,297	2,044,791
Fidelity Europe Fund	91,091	3,173,610
Fidelity Japan Fund	50,287	635,627
Fidelity Overseas Fund	53,587	1,866,964
Fidelity Southeast Asia Fund	27,023	459,934
TOTAL INTERNATIONAL EQUITY FUNDS		8,180,926
TOTAL EQUITY FUNDS (Cost $341,155,384)		364,923,678
Fixed-Income Funds - 40.9%

High Yield Fixed-Income Funds - 0.7%
Fidelity Capital & Income Fund	766,474	6,354,069
Fidelity High Income Fund	565,089	4,967,133
TOTAL HIGH YIELD FIXED-INCOME FUNDS		11,321,202
Investment Grade Fixed-Income Funds - 40.2%
Fidelity Government Income Fund	23,413,351	237,177,248
Fidelity Intermediate Bond Fund	14,929,387	154,519,155
Fidelity Investment Grade Bond Fund	32,399,824	241,054,693
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		632,751,096
TOTAL FIXED-INCOME FUNDS (Cost $633,361,851)		644,072,298
Short-Term Funds - 36.0%

Fidelity Retirement Money Market Portfolio (Cost $566,877,765)	566,877,765	566,877,765
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,541,395,000)		$ 1,575,873,741
Income Tax Information
At March 31, 2005, the fund had a capital loss carryforward of approximately $2,030,732 of which $436,587 and $1,594,145 will expire on March 31, 2011 and 2013, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2000 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2005

Assets
Investment in securities, at value (cost $1,541,395,000) - See accompanying schedule		$ 1,575,873,741
Receivable for investments sold		126,470
Receivable for fund shares sold		2,833,412
Receivable from investment adviser for expense reductions		26,305
Total assets		1,578,859,928

Liabilities
Payable for investments purchased	$ 1,134,302
Payable for fund shares redeemed	1,699,925
Accrued management fee	131,869
Total liabilities		2,966,096

Net Assets		$ 1,575,893,832
Net Assets consist of:
Paid in capital		$ 1,541,561,824
Undistributed net investment income		7,967,137
Accumulated undistributed net realized gain (loss) on investments		(8,113,870)
Net unrealized appreciation (depreciation) on investments		34,478,741
Net Assets, for 131,277,668 shares outstanding		$ 1,575,893,832
Net Asset Value, offering price and redemption price per share ($1,575,893,832 ÷ 131,277,668 shares)		$ 12.00

Statement of Operations

	Year ended March 31, 2005

Investment Income
Income distributions from underlying funds		$ 33,115,584
Interest		25
Total income		33,115,609

Expenses
Management fee	$ 1,571,426
Independent trustees' compensation	8,460
Total expenses before reductions	1,579,886
Expense reductions	(316,138)	1,263,748
Net investment income (loss)		31,851,861
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(7,786,190)
Capital gain distributions from underlying funds	8,318,008	531,818
Change in net unrealized appreciation (depreciation) on underlying funds		2,001,302
Net gain (loss)		2,533,120
Net increase (decrease) in net assets resulting from operations		$ 34,384,981

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2005	Year ended March 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 31,851,861	$ 25,921,578
Net realized gain (loss)	531,818	23,145,889
Change in net unrealized appreciation (depreciation)	2,001,302	97,696,438
Net increase (decrease) in net assets resulting from operations	34,384,981	146,763,905
Distributions to shareholders from net investment income	(30,275,451)	(29,821,507)
Share transactions Proceeds from sales of shares	396,321,970	677,171,698
Reinvestment of distributions	30,116,568	29,685,123
Cost of shares redeemed	(446,721,830)	(496,912,877)
Net increase (decrease) in net assets resulting from share transactions	(20,283,292)	209,943,944
Total increase (decrease) in net assets	(16,173,762)	326,886,342

Net Assets
Beginning of period	1,592,067,594	1,265,181,252
End of period (including undistributed net investment income of $7,967,137 and undistributed net investment income of $9,033,441, respectively)	$ 1,575,893,832	$ 1,592,067,594
Other Information Shares
Sold	33,212,772	58,221,202
Issued in reinvestment of distributions	2,508,864	2,553,873
Redeemed	(37,437,542)	(42,674,105)
Net increase (decrease)	(1,715,906)	18,100,970

Financial Highlights

Years ended March 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 11.97	$ 11.01	$ 11.52	$ 11.43	$ 13.47
Income from Investment Operations
Net investment income (loss) B	.24	.21	.26	.37	.55
Net realized and unrealized gain (loss)	.02	.99	(.47)	-E	(.91)
Total from investment operations	.26	1.20	(.21)	.37	(.36)
Distributions from net investment income	(.23)	(.24)	(.30)	(.28)	(.75)
Distributions from net realized gain	-	-	-	-	(.93)
Total distributions	(.23)	(.24)	(.30)	(.28)	(1.68)
Net asset value, end of period	$ 12.00	$ 11.97	$ 11.01	$ 11.52	$ 11.43
Total Return A	2.18%	10.97%	(1.81)%	3.21%	(2.95)%
Ratios to Average Net Assets C, D
Expenses before expense reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of voluntary waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.07%	.06%
Net investment income (loss)	2.02%	1.79%	2.37%	3.19%	4.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,575,894	$ 1,592,068	$ 1,265,181	$ 1,111,543	$ 900,651
Portfolio turnover rate	11%	7%	7%	13%	51%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

E Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2005 Fund

Investment Changes

Fund Holdings as of March 31, 2005
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	6.1	5.8
Fidelity Disciplined Equity Fund	6.4	6.0
Fidelity Equity-Income Fund	6.3	6.0
Fidelity Fund	4.1	5.9
Fidelity Growth & Income Portfolio	6.2	6.0
Fidelity Growth Company Fund	3.7	3.5
Fidelity Mid-Cap Stock Fund	3.7	3.5
Fidelity OTC Portfolio	2.8	2.7
	39.3	39.4
International Equity Funds
Fidelity Diversified International Fund	1.4	1.3
Fidelity Europe Fund	2.0	1.8
Fidelity Japan Fund	0.5	0.5
Fidelity Overseas Fund	1.3	1.2
Fidelity Southeast Asia Fund	0.3	0.3
	5.5	5.1
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.6	2.6
Fidelity High Income Fund	2.5	2.5
	5.1	5.1
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	15.1	15.2
Fidelity Intermediate Bond Fund	9.8	10.0
Fidelity Investment Grade Bond Fund	15.2	15.3
	40.1	40.5
Short-Term Funds
Fidelity Retirement Money Market Portfolio	10.0	9.9
	100.0	100.0
Asset Allocation (% of fund's investments)

Six months ago

9.9% (ST)
39.4% (DE)
5.1% (IE)
5.1% (HY)
40.5% (IG)

Current

10.0% (ST)
39.3% (DE)
5.5% (IE)
5.1% (HY)
40.1% (IG)

Expected

11.9% (ST)
40.0% (DE)
4.9% (IE)
5.0% (HY)
38.2% (IG)

Equity

DE = Domestic Equity funds

IE = International Equity funds

Fixed-Income

HY = High Yield funds

IG = Investment Grade funds

Short-Term funds (ST) – Formerly Money Market fund

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2004. The current allocation is based on the fund's holdings as of March 31, 2005. The expected allocation represents the fund's anticipated target asset allocation at September 30, 2005.

Annual Report

Fidelity Freedom 2005 Fund

Investments March 31, 2005

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 44.8%
	Shares	Value (Note 1)
Domestic Equity Funds - 39.3%
Fidelity Blue Chip Growth Fund	345,153	$ 13,823,385
Fidelity Disciplined Equity Fund	578,126	14,684,397
Fidelity Equity-Income Fund	279,773	14,341,142
Fidelity Fund	321,537	9,459,614
Fidelity Growth & Income Portfolio	379,603	14,147,821
Fidelity Growth Company Fund	158,577	8,385,549
Fidelity Mid-Cap Stock Fund	376,229	8,506,536
Fidelity OTC Portfolio	198,590	6,464,090
TOTAL DOMESTIC EQUITY FUNDS		89,812,534
International Equity Funds - 5.5%
Fidelity Diversified International Fund	107,849	3,093,107
Fidelity Europe Fund	130,465	4,545,415
Fidelity Japan Fund	93,095	1,176,726
Fidelity Overseas Fund	86,426	3,011,078
Fidelity Southeast Asia Fund	36,991	629,579
TOTAL INTERNATIONAL EQUITY FUNDS		12,455,905
TOTAL EQUITY FUNDS (Cost $99,320,192)		102,268,439
Fixed-Income Funds - 45.2%

High Yield Fixed-Income Funds - 5.1%
Fidelity Capital & Income Fund	714,832	5,925,957
Fidelity High Income Fund	658,188	5,785,475
TOTAL HIGH YIELD FIXED-INCOME FUNDS		11,711,432
Investment Grade Fixed-Income Funds - 40.1%
Fidelity Government Income Fund	3,400,714	34,449,229
Fidelity Intermediate Bond Fund	2,165,475	22,412,663
Fidelity Investment Grade Bond Fund	4,641,087	34,529,688
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		91,391,580
TOTAL FIXED-INCOME FUNDS (Cost $104,366,171)		103,103,012
Short-Term Funds - 10.0%

Fidelity Retirement Money Market Portfolio (Cost $22,870,327)	22,870,327	22,870,327
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $226,556,690)		$ 228,241,778

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2005 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2005

Assets
Investment in securities, at value (cost $226,556,690) - See accompanying schedule		$ 228,241,778
Receivable for investments sold		18,001
Receivable for fund shares sold		731,931
Receivable from investment adviser for expense reductions		3,330
Total assets		228,995,040

Liabilities
Payable for investments purchased	$ 339,517
Payable for fund shares redeemed	392,434
Accrued management fee	18,857
Total liabilities		750,808

Net Assets		$ 228,244,232
Net Assets consist of:
Paid in capital		$ 225,248,955
Undistributed net investment income		955,989
Accumulated undistributed net realized gain (loss) on investments		354,200
Net unrealized appreciation (depreciation) on investments		1,685,088
Net Assets, for 21,399,148 shares outstanding		$ 228,244,232
Net Asset Value, offering price and redemption price per share ($228,244,232 ÷ 21,399,148 shares)		$ 10.67

Statement of Operations

	Year ended March 31, 2005

Investment Income
Income distributions from underlying funds		$ 2,535,049
Interest		106
Total income		2,535,155

Expenses
Management fee	$ 112,108
Independent trustees' compensation	493
Total expenses before reductions	112,601
Expense reductions	(23,290)	89,311
Net investment income (loss)		2,445,844
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(15,902)
Capital gain distributions from underlying funds	716,665	700,763
Change in net unrealized appreciation (depreciation) on underlying funds		1,300,771
Net gain (loss)		2,001,534
Net increase (decrease) in net assets resulting from operations		$ 4,447,378

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2005	For the period November 6, 2003 (commencement of operations) to March 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,445,844	$ 129,979
Net realized gain (loss)	700,763	(6,715)
Change in net unrealized appreciation (depreciation)	1,300,771	384,317
Net increase (decrease) in net assets resulting from operations	4,447,378	507,581
Distributions to shareholders from net investment income	(1,801,817)	(29,473)
Distributions to shareholders from net realized gain	(128,392)	-
Total distributions	(1,930,209)	(29,473)
Share transactions Proceeds from sales of shares	246,497,542	40,964,747
Reinvestment of distributions	1,919,878	29,049
Cost of shares redeemed	(59,173,494)	(4,988,767)
Net increase (decrease) in net assets resulting from share transactions	189,243,926	36,005,029
Total increase (decrease) in net assets	191,761,095	36,483,137

Net Assets
Beginning of period	36,483,137	-
End of period (including undistributed net investment income of $955,989 and undistributed net investment income of $111,038, respectively)	$ 228,244,232	$ 36,483,137
Other Information Shares
Sold	23,321,727	3,957,673
Issued in reinvestment of distributions	178,736	2,848
Redeemed	(5,581,161)	(480,675)
Net increase (decrease)	17,919,302	3,479,846

Financial Highlights

Years ended March 31,	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.48	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.23	.08
Net realized and unrealized gain (loss)	.13	.44
Total from investment operations	.36	.52
Distributions from net investment income	(.16)	(.04)
Distributions from net realized gain	(.01)	-
Total distributions	(.17)	(.04)
Net asset value, end of period	$ 10.67	$ 10.48
Total ReturnB,C	3.44%	5.21%
Ratios to Average Net AssetsE,G
Expenses before expense reductions	.10%	.10%A
Expenses net of voluntary waivers, if any	.08%	.08%A
Expenses net of all reductions	.08%	.08%A
Net investment income (loss)	2.18%	2.03%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 228,244	$ 36,483
Portfolio turnover rate	7%	22%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2010 Fund

Investment Changes

Fund Holdings as of March 31, 2005
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	6.0	5.9
Fidelity Disciplined Equity Fund	6.7	6.3
Fidelity Equity-Income Fund	6.7	6.6
Fidelity Fund	6.1	6.3
Fidelity Growth & Income Portfolio	6.3	6.2
Fidelity Growth Company Fund	3.7	3.6
Fidelity Mid-Cap Stock Fund	3.7	3.6
Fidelity OTC Portfolio	2.8	2.7
	42.0	41.2
International Equity Funds
Fidelity Diversified International Fund	1.6	1.4
Fidelity Europe Fund	2.4	2.1
Fidelity Japan Fund	0.5	0.5
Fidelity Overseas Fund	1.4	1.3
Fidelity Southeast Asia Fund	0.3	0.3
	6.2	5.6
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.7	3.7
Fidelity High Income Fund	2.2	2.2
	5.9	5.9
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	14.1	14.5
Fidelity Intermediate Bond Fund	9.1	9.5
Fidelity Investment Grade Bond Fund	14.2	14.6
	37.4	38.6
Short-Term Funds
Fidelity Retirement Money Market Portfolio	8.5	8.7
	100.0	100.0
Asset Allocation (% of fund's investments)

Six months ago

8.7% (ST)
41.2% (DE)
38.6% (IG)
5.9% (HY)
5.6% (IE)

Current

8.5% (ST)
42.0% (DE)
37.4% (IG)
5.9% (HY)
6.2% (IE)

Expected

9.3% (ST)
41.1% (DE)
39.3% (IG)
5.1% (HY)
5.2% (IE)

Equity

DE = Domestic Equity funds

IE = International Equity funds

Fixed-Income

HY = High Yield funds

IG = Investment Grade funds

Short-Term funds (ST) — Formerly Money Market fund

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2004. The current allocation is based on the fund's holdings as of March 31, 2005. The expected allocation represents the fund's anticipated target asset allocation at September 30, 2005.

Annual Report

Fidelity Freedom 2010 Fund

Investments March 31, 2005

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 48.2%
	Shares	Value (Note 1)
Domestic Equity Funds - 42.0%
Fidelity Blue Chip Growth Fund	12,912,002	$ 517,125,669
Fidelity Disciplined Equity Fund	22,893,730	581,500,753
Fidelity Equity-Income Fund	11,365,579	582,599,570
Fidelity Fund	18,110,969	532,824,721
Fidelity Growth & Income Portfolio	14,663,540	546,510,151
Fidelity Growth Company Fund	6,078,511	321,431,666
Fidelity Mid-Cap Stock Fund	14,308,407	323,513,072
Fidelity OTC Portfolio	7,526,819	244,997,969
TOTAL DOMESTIC EQUITY FUNDS		3,650,503,571
International Equity Funds - 6.2%
Fidelity Diversified International Fund	4,730,617	135,674,093
Fidelity Europe Fund	5,910,003	205,904,514
Fidelity Japan Fund	3,623,232	45,797,652
Fidelity Overseas Fund	3,545,535	123,526,437
Fidelity Southeast Asia Fund	1,605,386	27,323,677
TOTAL INTERNATIONAL EQUITY FUNDS		538,226,373
TOTAL EQUITY FUNDS (Cost $3,952,117,547)		4,188,729,944
Fixed-Income Funds - 43.3%

High Yield Fixed-Income Funds - 5.9%
Fidelity Capital & Income Fund	38,918,725	322,636,233
Fidelity High Income Fund	21,571,883	189,616,850
TOTAL HIGH YIELD FIXED-INCOME FUNDS		512,253,083
Investment Grade Fixed-Income Funds - 37.4%
Fidelity Government Income Fund	120,411,762	1,219,771,153
Fidelity Intermediate Bond Fund	76,693,770	793,780,520
Fidelity Investment Grade Bond Fund	166,015,461	1,235,155,026
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,248,706,699
TOTAL FIXED-INCOME FUNDS (Cost $3,723,492,982)		3,760,959,782
Short-Term Funds - 8.5%

Fidelity Retirement Money Market Portfolio (Cost $743,713,977)	743,713,977	743,713,977
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $8,419,324,506)		$ 8,693,403,703

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2010 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2005

Assets
Investment in securities, at value (cost $8,419,324,506) - See accompanying schedule		$ 8,693,403,703
Cash		4
Receivable for investments sold		973,475
Receivable for fund shares sold		14,383,629
Receivable from investment adviser for expense reductions		142,065
Total assets		8,708,902,876

Liabilities
Payable for investments purchased	$ 6,536,195
Payable for fund shares redeemed	8,128,951
Accrued management fee	726,137
Total liabilities		15,391,283

Net Assets		$ 8,693,511,593
Net Assets consist of:
Paid in capital		$ 8,411,315,750
Undistributed net investment income		38,369,709
Accumulated undistributed net realized gain (loss) on investments		(30,253,063)
Net unrealized appreciation (depreciation) on investments		274,079,197
Net Assets, for 646,551,747 shares outstanding		$ 8,693,511,593
Net Asset Value, offering price and redemption price per share ($8,693,511,593 ÷ 646,551,747 shares)		$ 13.45

Statement of Operations

	Year ended March 31, 2005

Investment Income
Income distributions from underlying funds		$ 172,672,713
Interest		263
Total income		172,672,976

Expenses
Management fee	$ 7,852,505
Independent trustees' compensation	41,499
Total expenses before reductions	7,894,004
Expense reductions	(1,584,021)	6,309,983
Net investment income (loss)		166,362,993
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(622,982)
Capital gain distributions from underlying funds	49,416,819	48,793,837
Change in net unrealized appreciation (depreciation) on underlying funds		67,477,735
Net gain (loss)		116,271,572
Net increase (decrease) in net assets resulting from operations		$ 282,634,565

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2005	Year ended March 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 166,362,993	$ 127,090,420
Net realized gain (loss)	48,793,837	103,254,352
Change in net unrealized appreciation (depreciation)	67,477,735	830,502,101
Net increase (decrease) in net assets resulting from operations	282,634,565	1,060,846,873
Distributions to shareholders from net investment income	(173,342,801)	(137,172,581)
Distributions to shareholders from net realized gain	(26,257,845)	(45,734,256)
Total distributions	(199,600,646)	(182,906,837)
Share transactions Proceeds from sales of shares	2,597,566,024	2,848,469,702
Reinvestment of distributions	198,984,818	182,406,439
Cost of shares redeemed	(1,573,936,218)	(1,203,465,830)
Net increase (decrease) in net assets resulting from share transactions	1,222,614,624	1,827,410,311
Total increase (decrease) in net assets	1,305,648,543	2,705,350,347

Net Assets
Beginning of period	7,387,863,050	4,682,512,703
End of period (including undistributed net investment income of $38,369,709 and undistributed net investment income of $39,579,230, respectively)	$ 8,693,511,593	$ 7,387,863,050
Other Information Shares
Sold	195,180,090	224,495,492
Issued in reinvestment of distributions	14,843,268	14,269,108
Redeemed	(118,610,316)	(94,459,409)
Net increase (decrease)	91,413,042	144,305,191

Financial Highlights

Years ended March 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 13.31	$ 11.40	$ 12.61	$ 12.94	$ 15.55
Income from Investment Operations
Net investment income (loss) B	.28	.26	.28	.36	.49
Net realized and unrealized gain (loss)	.20	2.02	(1.18)	(.05)	(1.97)
Total from investment operations	.48	2.28	(.90)	.31	(1.48)
Distributions from net investment income	(.29)	(.28)	(.31)	(.37)	(.46)
Distributions from net realized gain	(.05)	(.09)	-	(.27)	(.67)
Total distributions	(.34)	(.37)	(.31)	(.64)	(1.13)
Net asset value, end of period	$ 13.45	$ 13.31	$ 11.40	$ 12.61	$ 12.94
Total Return A	3.59%	20.15%	(7.17)%	2.31%	(10.00)%
Ratios to Average Net Assets C, D
Expenses before expense reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of voluntary waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.07%	.06%
Net investment income (loss)	2.11%	2.07%	2.44%	2.84%	3.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,693,512	$ 7,387,863	$ 4,682,513	$ 4,063,699	$ 2,813,123
Portfolio turnover rate	1%	4%	8%	10%	42%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2015 Fund

Investment Changes

Fund Holdings as of March 31, 2005
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	7.5	7.7
Fidelity Disciplined Equity Fund	8.0	7.9
Fidelity Equity-Income Fund	7.8	7.9
Fidelity Fund	6.5	7.8
Fidelity Growth & Income Portfolio	7.7	7.9
Fidelity Growth Company Fund	4.6	4.6
Fidelity Mid-Cap Stock Fund	4.6	4.6
Fidelity OTC Portfolio	3.5	3.5
	50.2	51.9
International Equity Funds
Fidelity Diversified International Fund	2.0	2.1
Fidelity Europe Fund	2.9	3.0
Fidelity Japan Fund	0.8	0.8
Fidelity Overseas Fund	1.9	2.1
Fidelity Southeast Asia Fund	0.4	0.4
	8.0	8.4
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.2	3.4
Fidelity High Income Fund	3.1	3.3
	6.3	6.7
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	11.5	11.0
Fidelity Intermediate Bond Fund	7.5	7.2
Fidelity Investment Grade Bond Fund	11.6	11.1
	30.6	29.3
Short-Term Funds
Fidelity Retirement Money Market Portfolio	4.9	3.7
	100.0	100.0
Asset Allocation (% of fund's investments)

Six months ago

3.7% (ST)
29.3% (IG)
51.9% (DE)
6.7% (HY)
8.4% (IE)

Current

4.9% (ST)
50.2% (DE)
30.6% (IG)
6.3% (HY)
8.0% (IE)

Expected

3.3% (ST)
51.2% (DE)
30.3% (IG)
6.7% (HY)
8.5% (IE)

■ Equity

DE = Domestic Equity funds

IE = International Equity funds

▒ Fixed-Income

HY = High Yield funds

IG = Investment Grade funds

□ Short-Term funds (ST) — Formerly Money Market fund

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2004. The current allocation is based on the fund's holdings as of March 31, 2005. The expected allocation represents the fund's anticipated target asset allocation at September 30, 2005.

Annual Report

Fidelity Freedom 2015 Fund

Investments March 31, 2005

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 58.2%
	Shares	Value (Note 1)
Domestic Equity Funds - 50.2%
Fidelity Blue Chip Growth Fund	1,715,627	$ 68,710,876
Fidelity Disciplined Equity Fund	2,864,001	72,745,621
Fidelity Equity-Income Fund	1,386,104	71,051,690
Fidelity Fund	2,006,799	59,040,020
Fidelity Growth & Income Portfolio	1,883,912	70,213,412
Fidelity Growth Company Fund	790,770	41,815,896
Fidelity Mid-Cap Stock Fund	1,867,044	42,213,864
Fidelity OTC Portfolio	989,256	32,200,272
TOTAL DOMESTIC EQUITY FUNDS		457,991,651
International Equity Funds - 8.0%
Fidelity Diversified International Fund	635,607	18,229,195
Fidelity Europe Fund	771,291	26,871,765
Fidelity Japan Fund	550,963	6,964,175
Fidelity Overseas Fund	509,460	17,749,572
Fidelity Southeast Asia Fund	216,777	3,689,541
TOTAL INTERNATIONAL EQUITY FUNDS		73,504,248
TOTAL EQUITY FUNDS (Cost $517,260,334)		531,495,899
Fixed-Income Funds - 36.9%

High Yield Fixed-Income Funds - 6.3%
Fidelity Capital & Income Fund	3,502,098	29,032,395
Fidelity High Income Fund	3,228,294	28,376,705
TOTAL HIGH YIELD FIXED-INCOME FUNDS		57,409,100
Investment Grade Fixed-Income Funds - 30.6%
Fidelity Government Income Fund	10,386,931	105,219,607
Fidelity Intermediate Bond Fund	6,614,382	68,458,851
Fidelity Investment Grade Bond Fund	14,166,434	105,398,271
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		279,076,729
TOTAL FIXED-INCOME FUNDS (Cost $340,406,665)		336,485,829
Short-Term Funds - 4.9%

Fidelity Retirement Money Market Portfolio (Cost $44,501,527)	44,501,527	44,501,527
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $902,168,526)		$ 912,483,255

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2005

Assets
Investment in securities, at value (cost $902,168,526) - See accom-panying schedule		$ 912,483,255
Receivable for investments sold		69,572
Receivable for fund shares sold		4,873,987
Receivable from investment adviser for expense reductions		12,948
Total assets		917,439,762

Liabilities
Payable for investments purchased	$ 4,141,101
Payable for fund shares redeemed	732,920
Accrued management fee	72,885
Total liabilities		4,946,906

Net Assets		$ 912,492,856
Net Assets consist of:
Paid in capital		$ 897,613,843
Undistributed net investment income		2,927,282
Accumulated undistributed net realized gain (loss) on investments		1,637,002
Net unrealized appreciation (depreciation) on investments		10,314,729
Net Assets, for 83,914,488 shares outstanding		$ 912,492,856
Net Asset Value, offering price and redemption price per share ($912,492,856 ÷ 83,914,488 shares)		$ 10.87

Statement of Operations

	Year ended March 31, 2005

Investment Income
Income distributions from underlying funds		$ 8,605,952
Interest		274
Total income		8,606,226

Expenses
Management fee	$ 412,274
Independent trustees' compensation	1,785
Total expenses before reductions	414,059
Expense reductions	(85,550)	328,509
Net investment income (loss)		8,277,717
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(20,164)
Capital gain distributions from underlying funds	2,824,953	2,804,789
Change in net unrealized appreciation (depreciation) on underlying funds		9,373,614
Net gain (loss)		12,178,403
Net increase (decrease) in net assets resulting from operations		$ 20,456,120

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2005	For the period November 6, 2003 (commencement of operations) to March 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,277,717	$ 330,000
Net realized gain (loss)	2,804,789	82,759
Change in net unrealized appreciation (depreciation)	9,373,614	941,115
Net increase (decrease) in net assets resulting from operations	20,456,120	1,353,874
Distributions to shareholders from net investment income	(6,293,545)	(63,664)
Distributions to shareholders from net realized gain	(573,772)	-
Total distributions	(6,867,317)	(63,664)
Share transactions Proceeds from sales of shares	877,794,443	119,563,790
Reinvestment of distributions	6,853,844	63,367
Cost of shares redeemed	(100,078,893)	(6,582,708)
Net increase (decrease) in net assets resulting from share transactions	784,569,394	113,044,449
Total increase (decrease) in net assets	798,158,197	114,334,659

Net Assets
Beginning of period	114,334,659	-
End of period (including undistributed net investment income of $2,927,282 and undistributed net investment income of $299,550, respectively)	$ 912,492,856	$ 114,334,659
Other Information Shares
Sold	81,759,492	11,437,447
Issued in reinvestment of distributions	623,570	6,188
Redeemed	(9,283,179)	(629,030)
Net increase (decrease)	73,099,883	10,814,605

Financial Highlights

Years ended March 31,	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.57	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.21	.07
Net realized and unrealized gain (loss)	.25	.54
Total from investment operations	.46	.61
Distributions from net investment income	(.14)	(.04)
Distributions from net realized gain	(.02)	-
Total distributions	(.16)	(.04)
Net asset value, end of period	$ 10.87	$ 10.57
Total Return B, C	4.30%	6.11%
Ratios to Average Net Assets E, G
Expenses before expense reductions	.10%	.10% A
Expenses net of voluntary waivers, if any	.08%	.08% A
Expenses net of all reductions	.08%	.08% A
Net investment income (loss)	2.01%	1.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 912,493	$ 114,335
Portfolio turnover rate	0%	2% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2020 Fund

Investment Changes

Fund Holdings as of March 31, 2005
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	8.6	8.6
Fidelity Disciplined Equity Fund	9.5	9.1
Fidelity Equity-Income Fund	9.5	9.5
Fidelity Fund	8.7	9.1
Fidelity Growth & Income Portfolio	9.0	9.0
Fidelity Growth Company Fund	5.3	5.2
Fidelity Mid-Cap Stock Fund	5.3	5.3
Fidelity OTC Portfolio	4.0	3.9
	59.9	59.7
International Equity Funds
Fidelity Diversified International Fund	2.9	2.7
Fidelity Europe Fund	4.4	3.9
Fidelity Japan Fund	1.0	1.0
Fidelity Overseas Fund	2.6	2.5
Fidelity Southeast Asia Fund	0.6	0.6
	11.5	10.7
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	4.4	4.5
Fidelity High Income Fund	3.7	3.8
	8.1	8.3
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.7	8.0
Fidelity Intermediate Bond Fund	5.0	5.2
Fidelity Investment Grade Bond Fund	7.8	8.1
	20.5	21.3
Short-Term Funds
Fidelity Retirement Money Market Portfolio	0.0	0.0
	100.0	100.0
Asset Allocation (% of fund's investments)

Six months ago

21.3% (IG)
59.7% (DE)
8.3% (HY)
10.7% (IE)

Current

20.5% (IG)
59.9% (DE)
8.1% (HY)
11.5% (IE)

Expected

0.1% (ST)
59.4% (DE)
23.0% (IG)
7.5% (HY)
10.0% (IE)

- Equity
  - DE = Domestic Equity funds
  - IE = International Equity funds
- Fixed-Income
  - HY = High Yield funds
  - IG = Investment Grade funds
- Short-Term funds (ST) — formerly Money Market fund

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2004. The current allocation is based on the fund's holdings as of March 31, 2005. The expected allocation represents the fund's anticipated target asset allocation at September 30, 2005.

Annual Report

Fidelity Freedom 2020 Fund

Investments March 31, 2005

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 71.4%
	Shares	Value (Note 1)
Domestic Equity Funds - 59.9%
Fidelity Blue Chip Growth Fund	21,178,300	$ 848,190,914
Fidelity Disciplined Equity Fund	37,189,157	944,604,587
Fidelity Equity-Income Fund	18,380,965	942,208,280
Fidelity Fund	29,294,683	861,849,576
Fidelity Growth & Income Portfolio	23,910,443	891,142,205
Fidelity Growth Company Fund	9,942,560	525,762,550
Fidelity Mid-Cap Stock Fund	23,407,660	529,247,199
Fidelity OTC Portfolio	12,276,174	399,589,470
TOTAL DOMESTIC EQUITY FUNDS		5,942,594,781
International Equity Funds - 11.5%
Fidelity Diversified International Fund	9,952,530	285,438,574
Fidelity Europe Fund	12,450,899	433,789,310
Fidelity Japan Fund	7,789,524	98,459,589
Fidelity Overseas Fund	7,549,070	263,009,616
Fidelity Southeast Asia Fund	3,372,281	57,396,226
TOTAL INTERNATIONAL EQUITY FUNDS		1,138,093,315
TOTAL EQUITY FUNDS (Cost $6,548,091,600)		7,080,688,096
Fixed-Income Funds - 28.6%

High Yield Fixed-Income Funds - 8.1%
Fidelity Capital & Income Fund	52,179,085	432,564,618
Fidelity High Income Fund	41,949,279	368,734,164
TOTAL HIGH YIELD FIXED-INCOME FUNDS		801,298,782
Investment Grade Fixed-Income Funds - 20.5%
Fidelity Government Income Fund	75,256,822	762,351,611
Fidelity Intermediate Bond Fund	47,932,907	496,105,590
Fidelity Investment Grade Bond Fund	103,604,778	770,819,549
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,029,276,750
TOTAL FIXED-INCOME FUNDS (Cost $2,797,921,039)		2,830,575,532
Short-Term Funds - 0.0%

Fidelity Retirement Money Market Portfolio (Cost $4,435,873)	4,435,873	4,435,873
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $9,350,448,512)		$ 9,915,699,501

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2005

Assets
Investment in securities, at value (cost $9,350,448,512) - See accompanying schedule		$ 9,915,699,501
Cash		18
Receivable for investments sold		834,370
Receivable for fund shares sold		20,670,675
Receivable from investment adviser for expense reductions		159,884
Total assets		9,937,364,448

Liabilities
Payable for investments purchased	$ 11,841,318
Payable for fund shares redeemed	8,876,444
Accrued management fee	825,901
Total liabilities		21,543,663

Net Assets		$ 9,915,820,785
Net Assets consist of:
Paid in capital		$ 9,327,183,766
Undistributed net investment income		22,498,986
Accumulated undistributed net realized gain (loss) on investments		887,044
Net unrealized appreciation (depreciation) on investments		565,250,989
Net Assets, for 723,080,159 shares outstanding		$ 9,915,820,785
Net Asset Value, offering price and redemption price per share ($9,915,820,785 ÷ 723,080,159 shares)		$ 13.71

Statement of Operations

	Year ended March 31, 2005

Investment Income
Income distributions from underlying funds		$ 158,922,244
Interest		1,119
Total income		158,923,363

Expenses
Management fee	$ 8,437,733
Independent trustees' compensation	44,049
Total expenses before reductions	8,481,782
Expense reductions	(1,705,122)	6,776,660
Net investment income (loss)		152,146,703
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(234,075)
Capital gain distributions from underlying funds	52,517,876	52,283,801
Change in net unrealized appreciation (depreciation) on underlying funds		227,628,964
Net gain (loss)		279,912,765
Net increase (decrease) in net assets resulting from operations		$ 432,059,468

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2005	Year ended March 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 152,146,703	$ 108,418,490
Net realized gain (loss)	52,283,801	73,984,180
Change in net unrealized appreciation (depreciation)	227,628,964	1,210,523,965
Net increase (decrease) in net assets resulting from operations	432,059,468	1,392,926,635
Distributions to shareholders from net investment income	(167,221,106)	(107,292,278)
Distributions to shareholders from net realized gain	(21,140,380)	(20,270,970)
Total distributions	(188,361,486)	(127,563,248)
Share transactions Proceeds from sales of shares	3,407,977,638	3,024,604,608
Reinvestment of distributions	187,972,530	127,344,836
Cost of shares redeemed	(1,465,258,981)	(963,483,193)
Net increase (decrease) in net assets resulting from share transactions	2,130,691,187	2,188,466,251
Total increase (decrease) in net assets	2,374,389,169	3,453,829,638

Net Assets
Beginning of period	7,541,431,616	4,087,601,978
End of period (including undistributed net investment income of $22,498,986 and undistributed net investment income of $31,958,994, respectively)	$ 9,915,820,785	$ 7,541,431,616
Other Information Shares
Sold	253,234,444	243,258,376
Issued in reinvestment of distributions	13,779,674	10,065,943
Redeemed	(109,285,908)	(77,230,607)
Net increase (decrease)	157,728,210	176,093,712

Financial Highlights

Years ended March 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 13.34	$ 10.50	$ 12.60	$ 13.11	$ 17.28
Income from Investment Operations
Net investment income (loss) B	.24	.23	.21	.26	.35
Net realized and unrealized gain (loss)	.43	2.87	(2.09)	(.08)	(3.17)
Total from investment operations	.67	3.10	(1.88)	.18	(2.82)
Distributions from net investment income	(.26)	(.22)	(.22)	(.26)	(.39)
Distributions from net realized gain	(.04)	(.04)	-	(.43)	(.96)
Total distributions	(.30)	(.26)	(.22)	(.69)	(1.35)
Net asset value, end of period	$ 13.71	$ 13.34	$ 10.50	$ 12.60	$ 13.11
Total Return A	5.01%	29.68%	(14.96)%	1.12%	(17.23)%
Ratios to Average Net Assets C, D
Expenses before expense reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of voluntary waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.07%	.06%
Net investment income (loss)	1.79%	1.85%	1.96%	2.03%	2.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,915,821	$ 7,541,432	$ 4,087,602	$ 3,285,294	$ 2,189,361
Portfolio turnover rate	0%	3%	6%	10%	50%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2025 Fund

Investment Changes

Fund Holdings as of March 31, 2005
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	9.7	9.7
Fidelity Disciplined Equity Fund	10.2	9.9
Fidelity Equity-Income Fund	10.0	10.0
Fidelity Fund	8.1	9.9
Fidelity Growth & Income Portfolio	9.9	10.0
Fidelity Growth Company Fund	5.9	5.8
Fidelity Mid-Cap Stock Fund	6.0	5.9
Fidelity OTC Portfolio	4.5	4.4
	64.3	65.6
International Equity Funds
Fidelity Diversified International Fund	2.9	2.9
Fidelity Europe Fund	4.3	4.3
Fidelity Japan Fund	1.1	1.1
Fidelity Overseas Fund	2.9	2.9
Fidelity Southeast Asia Fund	0.6	0.6
	11.8	11.8
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.8	3.9
Fidelity High Income Fund	3.7	3.8
	7.5	7.7
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.2	5.6
Fidelity Intermediate Bond Fund	4.0	3.7
Fidelity Investment Grade Bond Fund	6.2	5.6
	16.4	14.9
	100.0	100.0
Asset Allocation (% of fund's investments)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2004. The current allocation is based on the fund's holdings as of March 31, 2005. The expected allocation represents the fund's anticipated target asset allocation at September 30, 2005.

Annual Report

Fidelity Freedom 2025 Fund

Investments March 31, 2005

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 76.1%
	Shares	Value (Note 1)
Domestic Equity Funds - 64.3%
Fidelity Blue Chip Growth Fund	1,657,205	$ 66,371,061
Fidelity Disciplined Equity Fund	2,752,925	69,924,305
Fidelity Equity-Income Fund	1,334,397	68,401,192
Fidelity Fund	1,872,845	55,099,085
Fidelity Growth & Income Portfolio	1,815,458	67,662,103
Fidelity Growth Company Fund	758,000	40,083,027
Fidelity Mid-Cap Stock Fund	1,798,879	40,672,654
Fidelity OTC Portfolio	953,636	31,040,858
TOTAL DOMESTIC EQUITY FUNDS		439,254,285
International Equity Funds - 11.8%
Fidelity Diversified International Fund	695,349	19,942,606
Fidelity Europe Fund	835,751	29,117,560
Fidelity Japan Fund	604,373	7,639,279
Fidelity Overseas Fund	559,622	19,497,218
Fidelity Southeast Asia Fund	239,456	4,075,543
TOTAL INTERNATIONAL EQUITY FUNDS		80,272,206
TOTAL EQUITY FUNDS (Cost $507,653,717)		519,526,491
Fixed-Income Funds - 23.9%

High Yield Fixed-Income Funds - 7.5%
Fidelity Capital & Income Fund	3,109,629	25,778,827
Fidelity High Income Fund	2,873,854	25,261,180
TOTAL HIGH YIELD FIXED-INCOME FUNDS		51,040,007
Investment Grade Fixed-Income Funds - 16.4%
Fidelity Government Income Fund	4,167,334	42,215,094
Fidelity Intermediate Bond Fund	2,652,642	27,454,849
Fidelity Investment Grade Bond Fund	5,679,444	42,255,061
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		111,925,004
TOTAL FIXED-INCOME FUNDS (Cost $164,804,562)		162,965,011
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $672,458,279)		$ 682,491,502

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2025 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2005

Assets
Investment in securities, at value (cost $672,458,279) - See accompanying schedule		$ 682,491,502
Receivable for investments sold		51,820
Receivable for fund shares sold		4,914,504
Receivable from investment adviser for expense reductions		9,546
Total assets		687,467,372

Liabilities
Payable for investments purchased	$ 4,293,852
Payable for fund shares redeemed	620,709
Accrued management fee	54,287
Total liabilities		4,968,848

Net Assets		$ 682,498,524
Net Assets consist of:
Paid in capital		$ 669,759,822
Undistributed net investment income		1,348,251
Accumulated undistributed net realized gain (loss) on investments		1,357,228
Net unrealized appreciation (depreciation) on investments		10,033,223
Net Assets, for 61,653,239 shares outstanding		$ 682,498,524
Net Asset Value, offering price and redemption price per share ($682,498,524 ÷ 61,653,239 shares)		$ 11.07

Statement of Operations

	Year ended March 31, 2005

Investment Income
Income distributions from underlying funds		$ 4,834,135
Interest		307
Total income		4,834,442

Expenses
Management fee	$ 277,139
Independent trustees' compensation	1,155
Total expenses before reductions	278,294
Expense reductions	(57,920)	220,374
Net investment income (loss)		4,614,068
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(2,323)
Capital gain distributions from underlying funds	2,008,870	2,006,547
Change in net unrealized appreciation (depreciation) on underlying funds		9,283,353
Net gain (loss)		11,289,900
Net increase (decrease) in net assets resulting from operations		$ 15,903,968

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2005	For the period November 6, 2003 (commencement of operations) to March 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,614,068	$ 167,735
Net realized gain (loss)	2,006,547	30,111
Change in net unrealized appreciation (depreciation)	9,283,353	749,870
Net increase (decrease) in net assets resulting from operations	15,903,968	947,716
Distributions to shareholders from net investment income	(3,727,700)	(51,049)
Distributions to shareholders from net realized gain	(334,233)	-
Total distributions	(4,061,933)	(51,049)
Share transactions Proceeds from sales of shares	653,296,979	70,184,741
Reinvestment of distributions	4,057,208	50,972
Cost of shares redeemed	(53,120,578)	(4,709,500)
Net increase (decrease) in net assets resulting from share transactions	604,233,609	65,526,213
Total increase (decrease) in net assets	616,075,644	66,422,880

Net Assets
Beginning of period	66,422,880	-
End of period (including undistributed net investment income of $1,348,251 and undistributed net investment income of $140,453, respectively)	$ 682,498,524	$ 66,422,880
Other Information Shares
Sold	59,896,551	6,683,071
Issued in reinvestment of distributions	361,175	4,963
Redeemed	(4,846,144)	(446,377)
Net increase (decrease)	55,411,582	6,241,657

Financial Highlights

Years ended March 31,	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.64	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.18	.06
Net realized and unrealized gain (loss)	.39	.63
Total from investment operations	.57	.69
Distributions from net investment income	(.13)	(.05)
Distributions from net realized gain	(.01)	-
Total distributions	(.14)	(.05)
Net asset value, end of period	$ 11.07	$ 10.64
Total ReturnB,C	5.33%	6.92%
Ratios to Average Net AssetsE,G
Expenses before expense reductions	.10%	.10%A
Expenses net of voluntary waivers, if any	.08%	.08%A
Expenses net of all reductions	.08%	.08%A
Net investment income (loss)	1.67%	1.53%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 682,499	$ 66,423
Portfolio turnover rate	0%	7%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2030 Fund

Investment Changes

Fund Holdings as of March 31, 2005
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	9.8	10.0
Fidelity Disciplined Equity Fund	10.9	10.5
Fidelity Equity-Income Fund	10.9	10.9
Fidelity Fund	9.9	10.4
Fidelity Growth & Income Portfolio	10.3	10.4
Fidelity Growth Company Fund	6.1	6.0
Fidelity Mid-Cap Stock Fund	6.2	6.1
Fidelity OTC Portfolio	4.6	4.6
	68.7	68.9
International Equity Funds
Fidelity Diversified International Fund	3.6	3.4
Fidelity Europe Fund	5.4	4.9
Fidelity Japan Fund	1.2	1.2
Fidelity Overseas Fund	3.3	3.1
Fidelity Southeast Asia Fund	0.7	0.7
	14.2	13.3
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	4.4	4.5
Fidelity High Income Fund	3.7	3.8
	8.1	8.3
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	3.4	3.6
Fidelity Intermediate Bond Fund	2.2	2.3
Fidelity Investment Grade Bond Fund	3.4	3.6
	9.0	9.5
	100.0	100.0
Asset Allocation (% of fund's investments)

Six months ago

9.5% (IG)
8.3% (HY)
68.9% (DE)
13.3% (IE)

Current

9.0% (IG)
8.1% (HY)
68.7% (DE)
14.2% (IE)

Expected

10.0% (IG)
7.5% (HY)
70.0% (DE)
12.5% (IE)

Equity

DE = Domestic Equity funds

IE = International Equity funds

Fixed-Income

HY = High Yield funds

IG = Investment Grade funds

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2004. The current allocation is based on the fund's holdings as of March 31, 2005. The expected allocation represents the fund's anticipated target asset allocation at September 30, 2005.

Annual Report

Fidelity Freedom 2030 Fund

Investments March 31, 2005

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 82.9%
	Shares	Value (Note 1)
Domestic Equity Funds - 68.7%
Fidelity Blue Chip Growth Fund	14,367,301	$ 575,410,392
Fidelity Disciplined Equity Fund	25,200,181	640,084,598
Fidelity Equity-Income Fund	12,451,142	638,245,564
Fidelity Fund	19,665,578	578,561,319
Fidelity Growth & Income Portfolio	16,210,862	604,178,834
Fidelity Growth Company Fund	6,745,279	356,690,352
Fidelity Mid-Cap Stock Fund	15,880,651	359,061,519
Fidelity OTC Portfolio	8,330,045	271,142,960
TOTAL DOMESTIC EQUITY FUNDS		4,023,375,538
International Equity Funds - 14.2%
Fidelity Diversified International Fund	7,290,716	209,097,734
Fidelity Europe Fund	9,127,251	317,993,421
Fidelity Japan Fund	5,710,176	72,176,623
Fidelity Overseas Fund	5,536,777	192,901,303
Fidelity Southeast Asia Fund	2,467,012	41,988,537
TOTAL INTERNATIONAL EQUITY FUNDS		834,157,618
TOTAL EQUITY FUNDS (Cost $4,573,596,391)		4,857,533,156
Fixed-Income Funds - 17.1%

High Yield Fixed-Income Funds - 8.1%
Fidelity Capital & Income Fund	30,937,976	256,475,820
Fidelity High Income Fund	24,615,014	216,365,977
TOTAL HIGH YIELD FIXED-INCOME FUNDS		472,841,797
Investment Grade Fixed-Income Funds - 9.0%
Fidelity Government Income Fund	19,516,881	197,706,003
Fidelity Intermediate Bond Fund	12,442,802	128,783,002
Fidelity Investment Grade Bond Fund	26,865,586	199,879,961
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		526,368,966
TOTAL FIXED-INCOME FUNDS (Cost $986,218,177)		999,210,763
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $5,559,814,568)		$ 5,856,743,919

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2005

Assets
Investment in securities, at value (cost $5,559,814,568) - See accompanying schedule		$ 5,856,743,919
Receivable for investments sold		518,812
Receivable for fund shares sold		14,110,063
Receivable from investment adviser for expense reductions		94,254
Total assets		5,871,467,048

Liabilities
Payable to custodian bank	$ 2,978
Payable for investments purchased	8,466,601
Payable for fund shares redeemed	5,694,695
Accrued management fee	487,207
Total liabilities		14,651,481

Net Assets		$ 5,856,815,567
Net Assets consist of:
Paid in capital		$ 5,545,904,522
Undistributed net investment income		5,486,524
Accumulated undistributed net realized gain (loss) on investments		8,495,170
Net unrealized appreciation (depreciation) on investments		296,929,351
Net Assets, for 424,041,279 shares outstanding		$ 5,856,815,567
Net Asset Value, offering price and redemption price per share ($5,856,815,567 ÷ 424,041,279 shares)		$ 13.81

Statement of Operations

	Year ended March 31, 2005

Investment Income
Income distributions from underlying funds		$ 79,127,901
Interest		836
Total income		79,128,737

Expenses
Management fee	$ 4,931,476
Independent trustees' compensation	25,692
Total expenses before reductions	4,957,168
Expense reductions	(996,524)	3,960,644
Net investment income (loss)		75,168,093
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(1,221,134)
Capital gain distributions from underlying funds	29,323,935	28,102,801
Change in net unrealized appreciation (depreciation) on underlying funds		187,294,996
Net gain (loss)		215,397,797
Net increase (decrease) in net assets resulting from operations		$ 290,565,890

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2005	Year ended March 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 75,168,093	$ 53,507,885
Net realized gain (loss)	28,102,801	34,369,957
Change in net unrealized appreciation (depreciation)	187,294,996	822,607,092
Net increase (decrease) in net assets resulting from operations	290,565,890	910,484,934
Distributions to shareholders from net investment income	(83,244,934)	(54,155,489)
Share transactions Proceeds from sales of shares	2,113,722,920	1,741,268,563
Reinvestment of distributions	83,157,721	54,098,665
Cost of shares redeemed	(910,987,108)	(623,305,522)
Net increase (decrease) in net assets resulting from share transactions	1,285,893,533	1,172,061,706
Total increase (decrease) in net assets	1,493,214,489	2,028,391,151

Net Assets
Beginning of period	4,363,601,078	2,335,209,927
End of period (including undistributed net investment income of $5,486,524 and undistributed net investment income of $13,119,744, respectively)	$ 5,856,815,567	$ 4,363,601,078
Other Information Shares
Sold	157,092,508	142,532,558
Issued in reinvestment of distributions	5,986,195	4,366,371
Redeemed	(67,870,981)	(50,732,438)
Net increase (decrease)	95,207,722	96,166,491

Financial Highlights

Years ended March 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 13.27	$ 10.04	$ 12.58	$ 13.23	$ 17.84
Income from Investment Operations
Net investment income (loss) B	.20	.19	.16	.19	.28
Net realized and unrealized gain (loss)	.56	3.23	(2.55)	(.11)	(3.84)
Total from investment operations	.76	3.42	(2.39)	.08	(3.56)
Distributions from net investment income	(.22)	(.19)	(.15)	(.20)	(.34)
Distributions from net realized gain	-	-	-	(.53)	(.71)
Total distributions	(.22)	(.19)	(.15)	(.73)	(1.05)
Net asset value, end of period	$ 13.81	$ 13.27	$ 10.04	$ 12.58	$ 13.23
Total Return A	5.72%	34.22%	(19.05)%	.28%	(20.78)%
Ratios to Average Net Assets C, D
Expenses before expense reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of voluntary waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.07%	.06%
Net investment income (loss)	1.52%	1.58%	1.52%	1.50%	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,856,816	$ 4,363,601	$ 2,335,210	$ 1,995,302	$ 1,376,774
Portfolio turnover rate	0%	2%	4%	5%	37%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2035 Fund

Investment Changes

Fund Holdings as of March 31, 2005
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	10.6	10.3
Fidelity Disciplined Equity Fund	11.1	10.5
Fidelity Equity-Income Fund	10.9	10.6
Fidelity Fund	8.3	10.4
Fidelity Growth & Income Portfolio	10.8	10.5
Fidelity Growth Company Fund	6.4	6.2
Fidelity Mid-Cap Stock Fund	6.5	6.2
Fidelity OTC Portfolio	4.9	4.7
	69.5	69.4
International Equity Funds
Fidelity Diversified International Fund	3.8	3.8
Fidelity Europe Fund	5.6	5.5
Fidelity Japan Fund	1.5	1.4
Fidelity Overseas Fund	3.7	3.7
Fidelity Southeast Asia Fund	0.8	0.8
	15.4	15.2
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	4.9	5.2
Fidelity High Income Fund	4.8	5.1
	9.7	10.3
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	2.0	1.9
Fidelity Intermediate Bond Fund	1.3	1.3
Fidelity Investment Grade Bond Fund	2.1	1.9
	5.4	5.1
	100.0	100.0
Asset Allocation (% of fund's investments)

Six months ago

5.1% (IG)
10.3% (HY)
69.4% (DE)
15.2% (IE)

Current

5.4% (IG)
9.7% (HY)
69.5% (DE)
15.4% (IE)

Expected

8.0% (IG)
70.0% (DE)
8.5% (HY)
13.5% (IE)

■ Equity

DE = Domestic Equity funds

IE = International Equity funds

■ Fixed-Income

HY = High Yield funds

IG = Investment Grade funds

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2004. The current allocation is based on the fund's holdings as of March 31, 2005. The expected allocation represents the fund's anticipated target asset allocation at September 30, 2005.

Annual Report

Fidelity Freedom 2035 Fund

Investments March 31, 2005

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 84.9%
	Shares	Value (Note 1)
Domestic Equity Funds - 69.5%
Fidelity Blue Chip Growth Fund	929,388	$ 37,221,987
Fidelity Disciplined Equity Fund	1,539,341	39,099,250
Fidelity Equity-Income Fund	746,848	38,283,411
Fidelity Fund	999,105	29,393,658
Fidelity Growth & Income Portfolio	1,017,013	37,904,072
Fidelity Growth Company Fund	425,738	22,513,003
Fidelity Mid-Cap Stock Fund	1,008,138	22,794,004
Fidelity OTC Portfolio	535,107	17,417,728
TOTAL DOMESTIC EQUITY FUNDS		244,627,113
International Equity Funds - 15.4%
Fidelity Diversified International Fund	470,408	13,491,299
Fidelity Europe Fund	564,210	19,657,062
Fidelity Japan Fund	410,074	5,183,333
Fidelity Overseas Fund	379,139	13,209,192
Fidelity Southeast Asia Fund	161,593	2,750,317
TOTAL INTERNATIONAL EQUITY FUNDS		54,291,203
TOTAL EQUITY FUNDS (Cost $292,204,334)		298,918,316
Fixed-Income Funds - 15.1%

High Yield Fixed-Income Funds - 9.7%
Fidelity Capital & Income Fund	2,069,854	17,159,092
Fidelity High Income Fund	1,913,514	16,819,789
TOTAL HIGH YIELD FIXED-INCOME FUNDS		33,978,881
Investment Grade Fixed-Income Funds - 5.4%
Fidelity Government Income Fund	713,442	7,227,168
Fidelity Intermediate Bond Fund	457,033	4,730,291
Fidelity Investment Grade Bond Fund	972,193	7,233,112
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		19,190,571
TOTAL FIXED-INCOME FUNDS (Cost $53,706,427)		53,169,452
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $345,910,761)		$ 352,087,768

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2035 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2005

Assets
Investment in securities, at value (cost $345,910,761) - See accom-panying schedule		$ 352,087,768
Receivable for investments sold		26,541
Receivable for fund shares sold		3,435,024
Receivable from investment adviser for expense reductions		4,891
Total assets		355,554,224

Liabilities
Payable for investments purchased	$ 2,995,764
Payable for fund shares redeemed	439,285
Accrued management fee	27,804
Total liabilities		3,462,853

Net Assets		$ 352,091,371
Net Assets consist of:
Paid in capital		$ 344,621,223
Undistributed net investment income		458,671
Accumulated undistributed net realized gain (loss) on investments		834,470
Net unrealized appreciation (depreciation) on investments		6,177,007
Net Assets, for 31,388,663 shares outstanding		$ 352,091,371
Net Asset Value, offering price and redemption price per share ($352,091,371 ÷ 31,388,663 shares)		$ 11.22

Statement of Operations

	Year ended March 31, 2005

Investment Income
Income distributions from underlying funds		$ 2,242,065
Interest		165
Total income		2,242,230

Expenses
Management fee	$ 136,568
Independent trustees' compensation	561
Total expenses before reductions	137,129
Expense reductions	(28,555)	108,574
Net investment income (loss)		2,133,656
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(1,167)
Capital gain distributions from underlying funds	987,704	986,537
Change in net unrealized appreciation (depreciation) on underlying funds		5,834,445
Net gain (loss)		6,820,982
Net increase (decrease) in net assets resulting from operations		$ 8,954,638

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2005	For the period November 6, 2003 (commencement of operations) to March 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,133,656	$ 65,486
Net realized gain (loss)	986,537	(15,554)
Change in net unrealized appreciation (depreciation)	5,834,445	342,562
Net increase (decrease) in net assets resulting from operations	8,954,638	392,494
Distributions to shareholders from net investment income	(1,855,868)	(21,115)
Share transactions Proceeds from sales of shares	343,792,868	29,915,978
Reinvestment of distributions	1,855,011	21,115
Cost of shares redeemed	(28,598,735)	(2,365,015)
Net increase (decrease) in net assets resulting from share transactions	317,049,144	27,572,078
Total increase (decrease) in net assets	324,147,914	27,943,457

Net Assets
Beginning of period	27,943,457	-
End of period (including undistributed net investment income of $458,671 and undistributed net investment income of $54,094, respectively)	$ 352,091,371	$ 27,943,457
Other Information Shares
Sold	31,199,027	2,836,707
Issued in reinvestment of distributions	162,738	2,052
Redeemed	(2,586,363)	(225,498)
Net increase (decrease)	28,775,402	2,613,261

Financial Highlights

Years ended March 31,	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.69	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.17	.06
Net realized and unrealized gain (loss)	.49	.68
Total from investment operations	.66	.74
Distributions from net investment income	(.13)	(.05)
Net asset value, end of period	$ 11.22	$ 10.69
Total Return B, C	6.12%	7.42%
Ratios to Average Net Assets E, G
Expenses before expense reductions	.10%	.10% A
Expenses net of voluntary waivers, if any	.08%	.08% A
Expenses net of all reductions	.08%	.08% A
Net investment income (loss)	1.56%	1.49% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 352,091	$ 27,943
Portfolio turnover rate	0%	18% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2040 Fund

Investment Changes

Fund Holdings as of March 31, 2005
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	10.6	10.7
Fidelity Disciplined Equity Fund	11.5	11.2
Fidelity Equity-Income Fund	11.4	11.5
Fidelity Fund	9.6	11.1
Fidelity Growth & Income Portfolio	11.0	11.1
Fidelity Growth Company Fund	6.6	6.6
Fidelity Mid-Cap Stock Fund	6.6	6.5
Fidelity OTC Portfolio	5.0	4.8
	72.3	73.5
International Equity Funds
Fidelity Diversified International Fund	4.1	3.9
Fidelity Europe Fund	6.2	5.7
Fidelity Japan Fund	1.5	1.4
Fidelity Overseas Fund	3.9	3.7
Fidelity Southeast Asia Fund	0.8	0.8
	16.5	15.5
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	5.1	5.3
Fidelity High Income Fund	5.1	5.3
	10.2	10.6
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	0.4	0.1
Fidelity Intermediate Bond Fund	0.2	0.1
Fidelity Investment Grade Bond Fund	0.4	0.2
	1.0	0.4
	100.0	100.0
Asset Allocation (% of fund's investments)

Six months ago

0.4% (IG)
10.6% (HY)
15.5% (IE)
73.5% (DE)

Current

1.0% (IG)
10.2% (HY)
16.5% (IE)
72.3% (DE)

Expected

5.0% (IG)
10.0% (HY)
15.0% (IE)
70.0% (DE)

■ Equity

DE = Domestic Equity funds

IE = International Equity funds

■ Fixed-Income

HY = High Yield funds

IG = Investment Grade funds

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2004. The current allocation is based on the fund's holdings as of March 31, 2005. The expected allocation represents the fund's anticipated target asset allocation at September 30, 2005.

Annual Report

Fidelity Freedom 2040 Fund

Investments March 31, 2005

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 88.8%
	Shares	Value (Note 1)
Domestic Equity Funds - 72.3%
Fidelity Blue Chip Growth Fund	5,640,968	$ 225,920,777
Fidelity Disciplined Equity Fund	9,723,309	246,972,048
Fidelity Equity-Income Fund	4,772,666	244,646,877
Fidelity Fund	6,976,881	205,259,843
Fidelity Growth & Income Portfolio	6,304,100	234,953,819
Fidelity Growth Company Fund	2,688,638	142,175,154
Fidelity Mid-Cap Stock Fund	6,208,255	140,368,653
Fidelity OTC Portfolio	3,252,444	105,867,049
TOTAL DOMESTIC EQUITY FUNDS		1,546,164,220
International Equity Funds - 16.5%
Fidelity Diversified International Fund	3,051,174	87,507,679
Fidelity Europe Fund	3,813,187	132,851,429
Fidelity Japan Fund	2,486,819	31,433,388
Fidelity Overseas Fund	2,366,585	82,451,808
Fidelity Southeast Asia Fund	1,029,697	17,525,440
TOTAL INTERNATIONAL EQUITY FUNDS		351,769,744
TOTAL EQUITY FUNDS (Cost $1,709,120,285)		1,897,933,964
Fixed-Income Funds - 11.2%

High Yield Fixed-Income Funds - 10.2%
Fidelity Capital & Income Fund	13,300,006	110,257,053
Fidelity High Income Fund	12,370,342	108,735,307
TOTAL HIGH YIELD FIXED-INCOME FUNDS		218,992,360
Investment Grade Fixed-Income Funds - 1.0%
Fidelity Government Income Fund	788,124	7,983,696
Fidelity Intermediate Bond Fund	500,236	5,177,441
Fidelity Investment Grade Bond Fund	1,073,804	7,989,101
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		21,150,238
TOTAL FIXED-INCOME FUNDS (Cost $230,057,117)		240,142,598
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,939,177,402)		$ 2,138,076,562

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2005

Assets
Investment in securities, at value (cost $1,939,177,402) - See accompanying schedule		$ 2,138,076,562
Cash		13
Receivable for investments sold		172,574
Receivable for fund shares sold		9,287,396
Receivable from investment adviser for expense reductions		33,334
Total assets		2,147,569,879

Liabilities
Payable for investments purchased	$ 7,106,975
Payable for fund shares redeemed	2,186,451
Accrued management fee	174,640
Total liabilities		9,468,066

Net Assets		$ 2,138,101,813
Net Assets consist of:
Paid in capital		$ 1,932,494,798
Undistributed net investment income		1,678,127
Accumulated undistributed net realized gain (loss) on investments		5,029,728
Net unrealized appreciation (depreciation) on investments		198,899,160
Net Assets, for 263,977,022 shares outstanding		$ 2,138,101,813
Net Asset Value, offering price and redemption price per share ($2,138,101,813 ÷ 263,977,022 shares)		$ 8.10

Statement of Operations

	Year ended March 31, 2005

Investment Income
Income distributions from underlying funds		$ 24,779,476
Interest		424
Total income		24,779,900

Expenses
Management fee	$ 1,611,276
Independent trustees' compensation	8,216
Total expenses before reductions	1,619,492
Expense reductions	(326,400)	1,293,092
Net investment income (loss)		23,486,808
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(1,038,153)
Capital gain distributions from underlying funds	9,146,893	8,108,740
Change in net unrealized appreciation (depreciation) on underlying funds		73,081,826
Net gain (loss)		81,190,566
Net increase (decrease) in net assets resulting from operations		$ 104,677,374

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2005	Year ended March 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 23,486,808	$ 13,125,781
Net realized gain (loss)	8,108,740	8,802,992
Change in net unrealized appreciation (depreciation)	73,081,826	210,847,160
Net increase (decrease) in net assets resulting from operations	104,677,374	232,775,933
Distributions to shareholders from net investment income	(26,617,323)	(11,153,888)
Distributions to shareholders from net realized gain	(2,646,056)	(4,018,883)
Total distributions	(29,263,379)	(15,172,771)
Share transactions Proceeds from sales of shares	1,218,547,274	945,253,767
Reinvestment of distributions	29,218,767	15,153,948
Cost of shares redeemed	(480,380,279)	(365,417,074)
Net increase (decrease) in net assets resulting from share transactions	767,385,762	594,990,641
Total increase (decrease) in net assets	842,799,757	812,593,803

Net Assets
Beginning of period	1,295,302,056	482,708,253
End of period (including undistributed net investment income of $1,678,127 and undistributed net investment income of $3,848,676, respectively)	$ 2,138,101,813	$ 1,295,302,056
Other Information Shares
Sold	154,616,707	131,314,763
Issued in reinvestment of distributions	3,637,109	2,078,771
Redeemed	(61,367,293)	(50,681,969)
Net increase (decrease)	96,886,523	82,711,565

Financial Highlights

Years ended March 31,	2005	2004	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.75	$ 5.72	$ 7.41	$ 7.62	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.11	.11	.08	.09	.07
Net realized and unrealized gain (loss)	.38	2.04	(1.69)	(.11)	(2.39)
Total from investment operations	.49	2.15	(1.61)	(.02)	(2.32)
Distributions from net investment income	(.13)	(.09)	(.07)	(.07)	(.06)
Distributions from net realized gain	(.02)	(.03)	(.01)	(.12)	-
Total distributions	(.14) H	(.12)	(.08)	(.19)	(.06)
Net asset value, end of period	$ 8.10	$ 7.75	$ 5.72	$ 7.41	$ 7.62
Total Return B, C	6.35%	37.75%	(21.79)%	(.40)%	(23.28)%
Ratios to Average Net Assets E, G
Expenses before expense reductions	.10%	.10%	.10%	.10%	.10% A
Expenses net of voluntary waivers, if any	.08%	.08%	.08%	.08%	.08% A
Expenses net of all reductions	.08%	.08%	.08%	.08%	.08% A
Net investment income (loss)	1.45%	1.55%	1.38%	1.24%	1.46% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,138,102	$ 1,295,302	$ 482,708	$ 256,113	$ 72,621
Portfolio turnover rate	1%	3%	4%	5%	38% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period September 6, 2000 (commencement of operations) to March 31, 2001.

G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

H Total distributions of $.14 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gains of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended March 31, 2005

1. Significant Accounting Policies.

Freedom Income Fund, Freedom 2000 Fund, Freedom 2005 Fund, Freedom 2010 Fund, Freedom 2015 Fund, Freedom 2020 Fund, Freedom 2025 Fund, Freedom 2030 Fund, Freedom 2035 Fund and Freedom 2040 Fund (the funds) are funds of Fidelity Aberdeen Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company organized as a Delaware statutory trust. Each fund is authorized to issue an unlimited number of shares. The funds invest primarily in a combination of other Fidelity equity, fixed income, and money market funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Investments in the Underlying Funds are valued at their net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost.

Investment Transactions and Income. Security transactions, normally shares of the Underlying Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of each fund and do not include any expenses associated with the Underlying Funds.

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows for each fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Freedom Income	$ 1,909,523,429	$ 49,411,193	$ (14,055,644)	$ 35,355,549
Freedom 2000	1,543,592,968	43,690,113	(11,409,340)	32,280,773
Freedom 2005	226,556,691	3,666,749	(1,981,662)	1,685,087
Freedom 2010	8,466,131,928	472,270,042	(244,998,267)	227,271,775
Freedom 2015	902,168,526	18,468,648	(8,153,919)	10,314,729
Freedom 2020	9,379,328,199	792,815,943	(256,444,641)	536,371,302
Freedom 2025	672,458,279	16,022,473	(5,989,250)	10,033,223
Freedom 2030	5,572,397,790	518,452,941	(234,106,812)	284,346,129
Freedom 2035	345,910,803	9,167,528	(2,990,563)	6,176,965
Freedom 2040	1,940,736,088	215,108,825	(17,768,351)	197,340,474

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

	Undistributed Ordinary Income	Undistributed Long-term Capital Gain	Capital Loss Carryforward
Freedom Income	$ 5,551,735	$ -	$ -
Freedom 2000	7,967,137	-	(2,030,732)
Freedom 2005	955,989	354,200	-
Freedom 2010	38,369,709	16,554,361	-
Freedom 2015	2,927,282	1,637,002	-
Freedom 2020	22,498,986	29,766,731	-
Freedom 2025	1,348,251	1,357,228	-
Freedom 2030	5,486,524	21,078,392	-
Freedom 2035	458,671	834,512	-
Freedom 2040	1,678,127	6,588,411	-

The tax character of distributions paid was as follows:

March 31, 2005
	Ordinary Income	Long-term Capital Gains	Total
Freedom Income	$ 38,070,374	$ 2,270,745	$ 40,341,119
Freedom 2000	30,275,451	-	30,275,451
Freedom 2005	1,801,817	128,392	1,930,209
Freedom 2010	173,342,801	26,257,845	199,600,646
Freedom 2015	6,293,545	573,772	6,867,317
Freedom 2020	167,221,106	21,140,380	188,361,486
Freedom 2025	3,727,700	334,233	4,061,933
Freedom 2030	83,244,934	-	83,244,934
Freedom 2035	1,855,868	-	1,855,868
Freedom 2040	26,617,323	2,646,056	29,263,379
March 31, 2004
	Ordinary Income	Long-term Capital Gains	Total
Freedom Income	$ 31,382,463	$ 7,233,523	$ 38,615,986
Freedom 2000	29,821,507	-	29,821,507
Freedom 2005	29,473	-	29,473
Freedom 2010	147,335,749	35,571,088	182,906,837
Freedom 2015	63,664	-	63,664
Freedom 2020	107,292,278	20,270,970	127,563,248
Freedom 2025	51,049	-	51,049
Freedom 2030	54,155,489	-	54,155,489
Freedom 2035	21,115	-	21,115
Freedom 2040	13,833,144	1,339,627	15,172,771

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Annual Report

Notes to Financial Statements - continued

3. Purchases and Sales of Investments.

Purchases and redemptions of the underlying fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Freedom Income	324,708,570	122,452,080
Freedom 2000	167,876,388	178,266,050
Freedom 2005	198,262,034	7,788,103
Freedom 2010	1,305,415,631	66,643,734
Freedom 2015	789,714,931	919,260
Freedom 2020	2,184,195,713	37,237,246
Freedom 2025	606,984,523	196,610
Freedom 2030	1,325,357,236	18,238,779
Freedom 2035	318,411,571	100,409
Freedom 2040	790,733,862	19,989,481

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the funds with investment management related services. For these services the funds pay a monthly management fee to Strategic Advisers. The management fee is computed at an annual rate of ..10% of the funds' average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the funds to the independent Trustees. As of May 1, 2005, Strategic Advisers agreed to waive the .10% management fee. On May 19, 2005, the Board of Trustees approved amendments to the management contracts. Under the amended contracts, the Funds no longer pay management fees.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each fund. Pursuant to this agreement, FMR pays all expenses of each fund, except the compensation of the independent Trustees and certain exceptions such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each fund. For the services under the agreement, Strategic Advisers pays FMR a monthly administration fee equal to the management fee received by Strategic Advisers, minus an amount equal to an annual rate of .02% of each fund's average net assets. The funds do not pay any fees for these services.

5. Expense Reductions.

FMR agreed to reimburse the funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Freedom Income	.08%	$ 368,366
Freedom 2000	.08%	316,138
Freedom 2005	.08%	23,289
Freedom 2010	.08%	1,584,017
Freedom 2015	.08%	85,549
Freedom 2020	.08%	1,705,118
Freedom 2025	.08%	57,919
Freedom 2030	.08%	996,517
Freedom 2035	.08%	28,554
Freedom 2040	.08%	326,392

Annual Report

5. Expense Reductions - continued

In addition, through arrangements with each applicable fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable fund's management fee. During the period, these credits reduced management fees by the following amounts:

Freedom Income	$ 1
Freedom 2005	1
Freedom 2010	4
Freedom 2015	1
Freedom 2020	4
Freedom 2025	1
Freedom 2030	7
Freedom 2035	1
Freedom 2040	8

6. Other.

The funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the funds. In the normal course of business, the funds may also enter into contracts that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the funds. The risk of material loss from such claims is considered remote.

The funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Freedom Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

	Freedom 2010	Freedom 2020	Freedom 2030
Fidelity Disciplined Equity	11%	18%	12%
Fidelity Europe Fund	-	18%	13%
Fidelity Government Income Fund	26%	16%	-
Fidelity High Income Fund	-	12%	-
Fidelity Intermediate Bond Fund	11%	-	-
Fidelity Investment Grade Bond Fund	19%	12%	-
Fidelity Japan Fund	-	14%	-
Fidelity Southeast Asia Fund	-	10%	-

The funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Government Income Fund	62%
Fidelity Disciplined Equity Fund	52%
Fidelity Europe Fund	48%
Fidelity Investment Grade Bond Fund	45%
Fidelity Japan Fund	37%
Fidelity High Income Fund	31%
Fidelity Southeast Asia Fund	27%
Fidelity Intermediate Bond Fund	26%
Fidelity Capital & Income Fund	24%
Fidelity Fund	23%

In addition, at the end of the period, certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares of the following funds:

	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
Freedom 2005	1	17%
Freedom 2025	1	13%
Freedom 2035	1	11%

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Aberdeen Street Trust and the Shareholders of Fidelity Freedom Income Fund, Fidelity Freedom 2000 Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund and Fidelity Freedom 2040 Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Freedom Income Fund, Fidelity Freedom 2000 Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund and Fidelity Freedom 2040 Fund (funds of Fidelity Aberdeen Street Trust) at March 31, 2005, and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Aberdeen Street Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts
May 13, 2005

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each Freedom Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Freedom Fund's activities, review contractual arrangements with companies that provide services to each Freedom Fund, and review each Freedom Fund's performance. If the interests of a Freedom Fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees and Member of the Advisory Board fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the Freedom Funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers, the Trustees, and Member of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for William O. McCoy, Dennis J. Dirks, and Kenneth L. Wolfe, each of the Trustees oversees 308 funds advised by FMR or an affiliate. Mr. McCoy oversees 310 funds advised by FMR or an affiliate. Mr. Dirks and Mr. Wolfe oversee 297 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each Trustee who is not an "interested person" (as defined in the 1940 Act)(Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (74)**

Year of Election or Appointment: 1991

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director (2000-present) of FMR Co., Inc.

Abigail P. Johnson (43)**

Year of Election or Appointment: 2001

Senior Vice President of Freedom Income (2001-present), Freedom 2000 (2001-present), Freedom 2005 (2003-present), Freedom 2010 (2001-present), Freedom 2015 (2003-present), Freedom 2020 (2001-present), Freedom 2025 (2003-present), Freedom 2030 (2001-present), Freedom 2035 (2003-present), and Freedom 2040 (2001-present). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001-present). She is President and a Director of FMR (2001-present), Fidelity Investments Money Management, Inc. (2001-present), FMR Co., Inc. (2001-present), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (50)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002-present) and Chief Financial Officer (2002-present) of FMR Corp. Previously, Ms. Cronin served as Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003-present) and Chief Operating Officer (2002-present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000-present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (56)

Year of Election or Appointment: 2005

Mr. Dirks also serves as a Trustee (2005-present) or Member of the Advisory Board (2004-present) of other investment companies advised by FMR. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Robert M. Gates (61)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the Independent Trustees (2005-present). Dr. Gates is President of Texas A&M University (2002-present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001-present), and Brinker International (restaurant management, 2003-present). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001-present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (68)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), Teletech Holdings (customer management services), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000-present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), and INET Technologies Inc. (telecommunications network surveillance, 2001-2004).

Marie L. Knowles (58)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Council on Foreign Relations.

Marvin L. Mann (71)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the Independent Trustees (2001-present). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director's Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system).

Cornelia M. Small (60)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (65)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000-present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2000-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Mr. Wolfe also serves as a Trustee (2005-present) or Member of the Advisory Board (2004-present) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Aberdeen Street Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director (2000-present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Bart A. Grenier (46)

Year of Election or Appointment: 2003

Vice President of Freedom Income, Freedom 2000, Freedom 2005, Freedom 2010, Freedom 2015, Freedom 2020, Freedom 2025, Freedom 2030, Freedom 2035, and Freedom 2040. Mr. Grenier also serves as Vice President of certain Equity Funds (2001), a position he previously held from 1999 to 2000, and Vice President of certain High Income Funds (2002). He is Senior Vice President of FMR (1999) and FMR Co., Inc. (2001), and President and Director of Strategic Advisers, Inc. (2002). He also heads Fidelity's Asset Allocation Group (2000), Fidelity's Growth and Income Group (2001), Fidelity's Value Group (2001), and Fidelity's High Income Division (2001). Previously, Mr. Grenier served as President of Fidelity Ventures (2000), Vice President of certain High Income Funds (1997-2000), High Income Division Head (1997-2000), Group Leader of the Income-Growth and Asset Allocation-Income Groups (1996-2000), and Assistant Equity Division Head (1997-2000).

Ren Y. Cheng (48)

Year of Election or Appointment: 1998, 2000, or 2003

Vice President of Freedom Income (1998), Freedom 2000 (1998), Freedom 2005 (2003), Freedom 2010 (1998), Freedom 2015 (2003), Freedom 2020 (1998), Freedom 2025 (2003), Freedom 2030 (1998), Freedom 2035 (2003), and Freedom 2040 (2000). Mr. Cheng also serves as Vice President of other funds advised by Strategic Advisers, Inc., including the Fidelity Advisor Freedom FundsSM. Prior to assuming his current responsibilities, Mr. Cheng managed a variety of Fidelity funds. Mr. Cheng also serves as Vice President of FMR (2002), FMR Co., Inc. (2002) and Strategic Advisers, Inc. (2003).

Eric D. Roiter (56)

Year of Election or Appointment: 1998, 2000, or 2003

Secretary of Freedom Income (1998), Freedom 2000 (1998), Freedom 2005 (2003), Freedom 2010 (1998), Freedom 2015 (2003), Freedom 2020 (1998), Freedom 2025 (2003), Freedom 2030 (1998), Freedom 2035 (2003), and Freedom 2040 (2000). He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Management & Research (Far East) Inc. (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Stuart Fross (45)

Year of Election or Appointment: 2003

Assistant Secretary of Freedom Income, Freedom 2000, Freedom 2005, Freedom 2010, Freedom 2015, Freedom 2020, Freedom 2025, Freedom 2030, Freedom 2035, and Freedom 2040. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

Christine Reynolds (46)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of Freedom Income, Freedom 2000, Freedom 2005, Freedom 2010, Freedom 2015, Freedom 2020, Freedom 2025, Freedom 2030, Freedom 2035, and Freedom 2040. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (54)

Year of Election or Appointment: 2002 or 2003

Chief Financial Officer of Freedom Income (2002), Freedom 2000 (2002), Freedom 2005 (2003), Freedom 2010 (2002), Freedom 2015 (2003), Freedom 2020 (2002), Freedom 2025 (2003), Freedom 2030 (2002), Freedom 2035 (2003), and Freedom 2040 (2002). Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of Freedom Income, Freedom 2000, Freedom 2005, Freedom 2010, Freedom 2015, Freedom 2020, Freedom 2025, Freedom 2030, Freedom 2035, and Freedom 2040. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (46)

Year of Election or Appointment: 2003

Deputy Treasurer of Freedom Income, Freedom 2000, Freedom 2005, Freedom 2010, Freedom 2015, Freedom 2020, Freedom 2025, Freedom 2030, Freedom 2035, and Freedom 2040. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Bryan A. Mehrmann (43)

Year of Election or Appointment: 2005

Deputy Treasurer of Freedom Income, Freedom 2000, Freedom 2005, Freedom 2010, Freedom 2015, Freedom 2020, Freedom 2025, Freedom 2030, Freedom 2035, and Freedom 2040. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004

Deputy Treasurer of Freedom Income, Freedom 2000, Freedom 2005, Freedom 2010, Freedom 2015, Freedom 2020, Freedom 2025, Freedom 2030, Freedom 2035, and Freedom 2040. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Kenneth B. Robins (35)

Year of Election or Appointment: 2005

Deputy Treasurer of Freedom Income, Freedom 2000, Freedom 2005, Freedom 2010, Freedom 2015, Freedom 2020, Freedom 2025, Freedom 2030, Freedom 2035, and Freedom 2040. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

John H. Costello (58)

Year of Election or Appointment: 1996, 2000, or 2003

Assistant Treasurer of Freedom Income (1996), Freedom 2000 (1996), Freedom 2005 (2003), Freedom 2010 (1996), Freedom 2015 (2003), Freedom 2020 (1996), Freedom 2025 (2003), Freedom 2030 (1996), Freedom 2035 (2003), and Freedom 2040 (2000). Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (51)

Year of Election or Appointment: 2004

Assistant Treasurer of Freedom Income, Freedom 2000, Freedom 2005, Freedom 2010, Freedom 2015, Freedom 2020, Freedom 2025, Freedom 2030, Freedom 2035, and Freedom 2040. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (49)

Year of Election or Appointment: 2002 or 2003

Assistant Treasurer of Freedom Income (2002), Freedom 2000 (2002), Freedom 2005 (2003), Freedom 2010 (2002), Freedom 2015 (2003), Freedom 2020 (2002), Freedom 2025 (2003), Freedom 2030 (2002), Freedom 2035 (2003), and Freedom 2040 (2002). Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Annual Report

Distributions

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

Fund	Pay Date	Record Date	Dividends	Capital Gains
Freedom Income	05/09/05	05/06/05	$.01	$.02
Freedom 2000	05/09/05	05/06/05	$.05	$.02
Freedom 2005	05/09/05	05/06/05	$.03	$.03
Freedom 2010	05/09/05	05/06/05	$.04	$.05
Freedom 2015	05/09/05	05/06/05	$.03	$.03
Freedom 2020	05/16/05	05/13/05	$.02	$.055
Freedom 2025	05/16/05	05/13/05	$.015	$.025
Freedom 2030	05/16/05	05/13/05	$.005	$.06
Freedom 2035	05/16/05	05/13/05	$.01	$.03
Freedom 2040	05/16/05	05/13/05	$.005	$.03

The funds hereby designate as capital gain dividends the amounts noted below for the taxable year indicated or for dividends for the taxable year ended 2005, if subsequently determined to be different, the net capital gain of such year; and for dividends for the taxable year ended 2004, if subsequently determined to be different, the excess of: (a) the net capital gain of such year, over (b) amounts previously designated as capital gain dividends with respect to such year.

Fund	2005	2004
Freedom Income	$ 1,319,791	$ 950,954
Freedom 2005	482,592	-
Freedom 2010	29,174,025	13,638,181
Freedom 2015	2,161,229	49,545
Freedom 2020	37,994,860	12,912,251
Freedom 2025	1,685,118	6,343
Freedom 2030	21,078,392	-
Freedom 2035	834,513	-
Freedom 2040	6,800,272	2,434,195

A percentage of the dividends distributed during the fiscal year for the following funds was derived from interest on U.S. Government securities which is generally exempt from state income tax:

Freedom Income	13.00%
Freedom 2000	12.52%
Freedom 2005	8.80%
Freedom 2010	9.91%
Freedom 2015	6.26%
Freedom 2020	5.90%

A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividends-received deduction for corporate shareholders:

Freedom Income
April 2004	12%
May 2004	12%
June 2004	12%
July 2004	12%
August 2004	12%
September 2004	12%
October 2004	12%
November 2004	12%
December 2004 (ex date 12/03)	12%
December 2004 (ex date 12/29)	12%
February 2005	2%
March 2005	2%
	May 2004	December 2004
Freedom 2000	17%	14%
Freedom 2005	15%	26%
Freedom 2010	16%	22%
Freedom 2015	26%	35%
Freedom 2020	27%	35%
Freedom 2025	39%	48%
Freedom 2030	51%	44%
Freedom 2035	42%	50%
Freedom 2040	36%	51%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Freedom Income
April 2004	11%
May 2004	13%
June 2004	13%
July 2004	13%
August 2004	13%
September 2004	13%
October 2004	13%
November 2004	13%
December 2004 (ex date 12/03)	13%
December 2004 (ex date 12/29)	13%
February 2005	3%
March 2005	3%
	May 2004	December 2004
Freedom 2000	13%	15%
Freedom 2005	11%	29%
Freedom 2010	14%	25%
Freedom 2015	19%	41%
Freedom 2020	24%	40%
Freedom 2025	28%	56%
Freedom 2030	46%	51%
Freedom 2035	32%	61%
Freedom 2040	33%	59%

The funds will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

Annual Report

Annual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

FF-UANNPRO-0505
1.814503.100

Item 2. Code of Ethics

As of the end of the period, March 31, 2005, Fidelity Aberdeen Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended March 31, 2005 and March 31, 2004, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for Fidelity Freedom Income Fund, Fidelity Freedom 2000 Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund and Fidelity Freedom 2040 Fund (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2005A	2004A, B
Fidelity Freedom Income Fund	$23,000	$17,000
Fidelity Freedom 2000 Fund	$23,000	$17,000
Fidelity Freedom 2005 Fund	$19,000	$11,000
Fidelity Freedom 2010 Fund	$39,000	$29,000
Fidelity Freedom 2015 Fund	$20,000	$11,000
Fidelity Freedom 2020 Fund	$41,000	$28,000
Fidelity Freedom 2025 Fund	$19,000	$11,000
Fidelity Freedom 2030 Fund	$31,000	$22,000
Fidelity Freedom 2035 Fund	$19,000	$11,000
Fidelity Freedom 2040 Fund	$22,000	$15,000
All funds in the Fidelity Group of Funds audited by PwC	$11,100,000	$10,600,000
A	Aggregate amounts may reflect rounding.
B	Fidelity Freedom 2005 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2025 Fund and Fidelity Freedom 2035 Fund commenced operations on November 6, 2003.

For the fiscal years ended March 31, 2005 and March 31, 2004, the aggregate Audit Fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund and Fidelity Advisor Freedom 2040 Fund (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2005A	2004A, B, C
Fidelity Advisor Freedom Income Fund	$13,000	$11,000
Fidelity Advisor Freedom 2005 Fund	$12,000	$10,000
Fidelity Advisor Freedom 2010 Fund	$12,000	$10,000
Fidelity Advisor Freedom 2015 Fund	$12,000	$10,000
Fidelity Advisor Freedom 2020 Fund	$12,000	$10,000
Fidelity Advisor Freedom 2025 Fund	$12,000	$10,000
Fidelity Advisor Freedom 2030 Fund	$12,000	$10,000
Fidelity Advisor Freedom 2035 Fund	$12,000	$10,000
Fidelity Advisor Freedom 2040 Fund	$12,000	$10,000
All funds in the Fidelity Group of Funds audited by Deloitte Entities	$4,600,000	$4,200,000
A	Aggregate amounts may reflect rounding.
B	Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2025 Fund and Fidelity Advisor Freedom 2035 Fund commenced operations on November 6, 2003.
C

Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2030 Fund, and Fidelity Advisor Freedom 2040 Fund commenced operations on July 24, 2003.

(b) Audit-Related Fees.

In each of the fiscal years ended March 31, 2005 and March 31, 2004, the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2005A	2004 A, B, C
Fidelity Freedom Income Fund	$0	$0
Fidelity Freedom 2000 Fund	$0	$0
Fidelity Freedom 2005 Fund	$0	$0
Fidelity Freedom 2010 Fund	$0	$0
Fidelity Freedom 2015 Fund	$0	$0
Fidelity Freedom 2020 Fund	$0	$0
Fidelity Freedom 2025 Fund	$0	$0
Fidelity Freedom 2030 Fund	$0	$0
Fidelity Freedom 2035 Fund	$0	$0
Fidelity Freedom 2040 Fund	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

C	Fidelity Freedom 2005 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2025 Fund and Fidelity Freedom 2035 Fund commenced operations on November 6, 2003.

In each of the fiscal years ended March 31, 2005 and March 31, 2004, the aggregate Audit-Related Fees billed by Deloitte Entities for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2005A	2004 A,B,C,D
Fidelity Advisor Freedom Income Fund	$0	$0
Fidelity Advisor Freedom 2005 Fund	$0	$0
Fidelity Advisor Freedom 2010 Fund	$0	$0
Fidelity Advisor Freedom 2015 Fund	$0	$0
Fidelity Advisor Freedom 2020 Fund	$0	$0
Fidelity Advisor Freedom 2025 Fund	$0	$0
Fidelity Advisor Freedom 2030 Fund	$0	$0
Fidelity Advisor Freedom 2035 Fund	$0	$0
Fidelity Advisor Freedom 2040 Fund	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

C	Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2025 Fund and Fidelity Advisor Freedom 2035 Fund commenced operations on November 6, 2003.
D

Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2030 Fund, and Fidelity Advisor Freedom 2040 Fund commenced operations on July 24, 2003.

In each of the fiscal years ended March 31, 2005 and March 31, 2004, the aggregate Audit-Related Fees that were billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2005 A	2004A, B, C
PwC	$0	$50,000
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

C	May include amounts billed prior to the funds' commencement of operations.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended March 31, 2005 and March 31, 2004, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2005A	2004A, B, C
Fidelity Freedom Income Fund	$1,500	$1,400
Fidelity Freedom 2000 Fund	$1,500	$1,400
Fidelity Freedom 2005 Fund	$1,500	$1,300
Fidelity Freedom 2010 Fund	$1,500	$1,400
Fidelity Freedom 2015 Fund	$1,500	$1,300
Fidelity Freedom 2020 Fund	$1,500	$1,400
Fidelity Freedom 2025 Fund	$1,500	$1,300
Fidelity Freedom 2030 Fund	$1,500	$1,400
Fidelity Freedom 2035 Fund	$1,500	$1,300
Fidelity Freedom 2040 Fund	$1,500	$1,400
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

C	Fidelity Freedom 2005 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2025 Fund and Fidelity Freedom 2035 Fund commenced operations on November 6, 2003.

In each of the fiscal years ended March 31, 2005 and March 31, 2004, the aggregate Tax Fees billed by Deloitte Entities for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2005A	2004A,B,C,D
Fidelity Advisor Freedom Income Fund	$1,800	$1,600
Fidelity Advisor Freedom 2005 Fund	$1,600	$1,500
Fidelity Advisor Freedom 2010 Fund	$1,600	$1,500
Fidelity Advisor Freedom 2015 Fund	$1,600	$1,500
Fidelity Advisor Freedom 2020 Fund	$1,600	$1,500
Fidelity Advisor Freedom 2025 Fund	$1,600	$1,500
Fidelity Advisor Freedom 2030 Fund	$1,600	$1,500
Fidelity Advisor Freedom 2035 Fund	$1,600	$1,500
Fidelity Advisor Freedom 2040 Fund	$1,600	$1,500
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

C	Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2025 Fund and Fidelity Advisor Freedom 2035 Fund commenced operations on November 6, 2003.
D

Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2030 Fund, and Fidelity Advisor Freedom 2040 Fund commenced operations on July 24, 2003.

In each of the fiscal years ended March 31, 2005 and March 31, 2004, the aggregate Tax Fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2005A	2004A, B, C
PwC	$0	$0
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

C	May include amounts billed prior to the funds' commencement of operations.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended March 31, 2005 and March 31, 2004, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the funds is shown in the table below.

Fund	2005A	2004A, B, C
Fidelity Freedom Income Fund	$2,200	$1,800
Fidelity Freedom 2000 Fund	$2,000	$1,800
Fidelity Freedom 2005 Fund	$1,100	$500
Fidelity Freedom 2010 Fund	$6,200	$4,700
Fidelity Freedom 2015 Fund	$1,300	$500
Fidelity Freedom 2020 Fund	$6,700	$4,600
Fidelity Freedom 2025 Fund	$1,200	$500
Fidelity Freedom 2030 Fund	$4,300	$3,000
Fidelity Freedom 2035 Fund	$1,100	$500
Fidelity Freedom 2040 Fund	$2,100	$1,400
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

C	Fidelity Freedom 2005 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2025 Fund and Fidelity Freedom 2035 Fund commenced operations on November 6, 2003.

In each of the fiscal years ended March 31, 2005 and March 31, 2004, the aggregate Other Fees billed by Deloitte Entities for all other non-audit services rendered to the funds is shown in the table below.

Fund	2005A	2004A,B,C,D
Fidelity Advisor Freedom Income Fund	$0	$0
Fidelity Advisor Freedom 2005 Fund	$0	$0
Fidelity Advisor Freedom 2010 Fund	$0	$0
Fidelity Advisor Freedom 2015 Fund	$0	$0
Fidelity Advisor Freedom 2020 Fund	$0	$0
Fidelity Advisor Freedom 2025 Fund	$0	$0
Fidelity Advisor Freedom 2030 Fund	$0	$0
Fidelity Advisor Freedom 2035 Fund	$0	$0
Fidelity Advisor Freedom 2040 Fund	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

C	Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2025 Fund and Fidelity Advisor Freedom 2035 Fund commenced operations on November 6, 2003.
D

Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2030 Fund, and Fidelity Advisor Freedom 2040 Fund commenced operations on July 24, 2003.

In each of the fiscal years ended March 31, 2005 and March 31, 2004, the aggregate Other Fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2005A	2004A, B, C
PwC	$450,000	$210,000
Deloitte Entities	$510,000	$500,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

C	May include amounts billed prior to the funds' commencement of operations.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2005 and March 31, 2004 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2005 and March 31, 2004 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2005 and March 31, 2004 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2005 and March 31, 2004 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2005 and March 31, 2004 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2005 and March 31, 2004 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) According to PwC for the fiscal year ended March 31, 2005, the percentage of hours spent on the audit of each fund's financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of PwC is as follows:

Fund	2005
Fidelity Freedom Income Fund	0%
Fidelity Freedom 2000 Fund	0%
Fidelity Freedom 2005 Fund	0%
Fidelity Freedom 2010 Fund	0%
Fidelity Freedom 2015 Fund	0%
Fidelity Freedom 2020 Fund	0%
Fidelity Freedom 2025 Fund	0%
Fidelity Freedom 2030 Fund	0%
Fidelity Freedom 2035 Fund	0%
Fidelity Freedom 2040 Fund	0%

According to Deloitte Entities for the fiscal year ended March 31, 2005, the percentage of hours spent on the audit of each fund's financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of Deloitte Entities is as follows:

Fund	2005
Fidelity Advisor Freedom Income Fund	0%
Fidelity Advisor Freedom 2005 Fund	0%
Fidelity Advisor Freedom 2010 Fund	0%
Fidelity Advisor Freedom 2015 Fund	0%
Fidelity Advisor Freedom 2020 Fund	0%
Fidelity Advisor Freedom 2025 Fund	0%
Fidelity Advisor Freedom 2030 Fund	0%
Fidelity Advisor Freedom 2035 Fund	0%
Fidelity Advisor Freedom 2040 Fund	0%

(g) For the fiscal years ended March 31, 2005 and March 31, 2004, the aggregate fees billed by PwC of $3,150,000A and $2,200,000A,B,C for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2005A	2004A,B,C
Covered Services	$500,000	$300,000
Non-Covered Services	$2,650,000	$1,900,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

C	May include amounts billed prior to the funds' commencement of operations.

For the fiscal years ended March 31, 2005 and March 31, 2004, the aggregate fees billed by Deloitte Entities of $900,000A and $1,700,000A,B,C for non-audit services rendered on behalf of the fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2005A	2004A,B,C
Covered Services	$500,000	$500,000
Non-Covered Services	$400,000	$1,200,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

C	May include amounts billed prior to the funds' commencement of operations.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their audit of the funds, taking into account representations from PwC and Deloitte Entities, in accordance with Independence Standards Board Standard No.1, regarding their independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Aberdeen Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	May 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	May 23, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	May 23, 2005